As filed with the U.S. Securities and Exchange Commission on July 31, 2017

Registration No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas

(Address of Principal Executive Office)

66202-4200

(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24-f2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

It is proposed that this filing will become effective on September 1, 2017 pursuant to Rule 488.

THE WADDELL & REED ADVISORS FUNDS

Equity Funds:

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Fixed Income Funds:

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors Municipal Bond Fund

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

Dear Shareholder:

I am writing to inform you that in mid-October 2017 the Waddell & Reed Advisors Funds named above (each a “WRA Fund,” collectively, the “WRA Funds”), each a series of Waddell & Reed Advisors Funds (the “WRA Trust”), will be reorganized into corresponding series (each an “Ivy Fund,” collectively, the “Ivy Funds”) of Ivy Funds, an affiliated investment company.

The Ivy Funds are managed by Ivy Investment Management Company (“IICO”), an affiliate of Waddell & Reed Investment Management Company (“WRIMCO”), the investment manager of the WRA Funds. Both IICO and WRIMCO are subsidiaries of Waddell & Reed Financial, Inc.

The Board of Trustees of WRA Trust unanimously approved the reorganization as being in the best interests of the WRA Funds after considering each WRA Fund in comparison to its corresponding Ivy Fund. You will not incur any sales loads or similar transaction costs in connection with the reorganization. The attached Combined Prospectus and Information Statement contains further information about the reorganization and the Ivy Funds. Please read it carefully.

You do not need to take any action regarding your account. Your shares of a WRA Fund will automatically be converted, at net asset value, into shares of equal net asset value of the corresponding Ivy Fund on October 16, 2017, as discussed in more detail below. Please note that the reorganization is not a taxable event, but redeeming or exchanging your shares prior to the reorganization may be a taxable event depending on your individual tax situation. If you have any questions regarding the enclosed Combined Prospectus and Information Statement, please call Waddell & Reed Services Company at (800) 777-6472 or your financial advisor.

Sincerely,

Phillip J. Sanders, President

September 1, 2017

Combined Prospectus and Information Statement

September 1, 2017

WADDELL & REED ADVISORS FUNDS

IVY FUNDS

6300 Lamar Ave

Shawnee Mission, Kansas 66201-9217

1-800-777-6472

This Combined Prospectus and Information Statement (“Prospectus/Information Statement”) is being sent to shareholders of the Waddell & Reed Advisors (“WRA”) Bond Fund, WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Global Bond Fund, WRA Government Securities Fund, WRA Municipal Bond Fund, WRA Tax-Managed Equity Fund and WRA Value Fund (each, a “WRA Fund,” and collectively, the “WRA Funds”).

This Prospectus/Information Statement contains information you should know about the Agreement and Plan of Reorganization (the “Reorganization Plan”) relating to the proposed reorganization (the “Reorganization”) by and between Waddell & Reed Advisors Funds (the “WRA Trust”) and Ivy Funds (the “Ivy Trust”). The Reorganization involves the transfer of all of the assets and liabilities attributable to Class A, Class B, Class C and Class Y shares of each WRA Fund to a corresponding investment portfolio of the Ivy Trust (each, an “Ivy Fund,” and collectively, the “Ivy Funds”), in exchange for Class A, Class B, Class C and Class I shares of the corresponding Ivy Fund with an aggregate net asset value (“NAV”) equal to the net value of the assets and liabilities transferred by each WRA Fund. If the Reorganization occurs, you will become a shareholder of an Ivy Fund as set forth in the below chart. After that exchange, shares of each class of an Ivy Fund received by a WRA Fund will be distributed pro rata to such WRA Fund’s shareholders of the corresponding class in liquidation of the WRA Fund. (The WRA Funds and Ivy Funds are sometimes referred to as “Funds”). WRA Trust and the Ivy Trust are both registered, open-end management investment companies organized as Delaware statutory trusts. The investment objective of each WRA Fund is identical to its corresponding Ivy Fund.

Under the Reorganization Plan, each WRA Fund will be reorganized into the Ivy Fund listed directly opposite such WRA Fund in the table below.

WRA Funds	Ivy Funds
Equity Funds
WRA Core Investment Fund	Ivy Core Equity Fund
WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund
WRA Energy Fund	Ivy Energy Fund
WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund
WRA Value Fund	Ivy Value Fund
Fixed Income Funds
WRA Bond Fund	Ivy Bond Fund
WRA Global Bond Fund	Ivy Global Bond Fund
WRA Government Securities Fund	Ivy Government Securities Fund
WRA Municipal Bond Fund	Ivy Municipal Bond Fund

This Prospectus/Information Statement provides information that a WRA Fund shareholder should know about the Reorganization and sets forth concisely information about the Ivy Funds that a prospective investor ought to know before investing. The Prospectus/Information Statement should be retained for future reference. It is both an information statement for the Reorganization and a prospectus for the Ivy Funds. In connection with the Reorganization, the Ivy Trust has recently organized the Ivy Bond Fund and Ivy Government Securities Fund (the “Shell Ivy Funds”) which currently have no assets or liabilities. Each Shell Ivy Fund has been created in connection with the Reorganization Plan to continue the business of its corresponding WRA Fund and will have an identical investment objective, principal investment strategies and fundamental investment restrictions as its respective corresponding WRA Fund. The Shell Ivy Funds will not commence operations until the date of the Reorganization. (The Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund may be referred to as the “Existing Ivy Funds”).

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Information Statement by reference:

The Prospectus for the WRA Funds (equity funds) dated October 31, 2016, as supplemented to date (the “WRA Equity Prospectus”).

The Prospectus for the WRA Funds (fixed income funds), dated January 31, 2017, as supplemented to date (the “WRA Fixed Income Prospectus”).

The Prospectus for the Ivy Funds dated July 5, 2017, as supplemented to date (the “Existing Ivy Funds Prospectus”).

The Prospectus for the Ivy Bond and Ivy Government Securities Funds dated September 1, 2017, as supplemented to date (the “Shell Ivy Funds Prospectus”).

The Statement of Additional Information dated September 1, 2017 relating to the Reorganization (“SAI”).

The following documents have been filed with SEC and are incorporated by reference into the SAI:

The Statement of Additional Information for the WRA Funds, dated January 31, 2017, as supplemented to date (the “WRA SAI”).

The WRA Funds’ Annual Reports for the fiscal years ended June 30, 2017 (equity funds) and September 30, 2016 (fixed income funds) and the Semiannual Report for the period ended March 31, 2017 (fixed income funds).

The Statement of Additional Information for the Ivy Funds, dated July 5, 2017, as supplemented to date (the “Existing Ivy Funds SAI”).

The Statement of Additional Information for the Ivy Bond Fund and Ivy Government Securities Fund dated September 1, 2017, as supplemented to date (the “Shell Ivy Funds SAI”).

The Ivy Funds’ Annual Report for the fiscal year ended March 31, 2017.

The Shell Ivy Funds do not have any annual or semiannual reports because they have not yet commenced operations

For a free copy of any of the documents listed above, you may call 1-800-777-6472, or you may write to the attention of WRA Funds at:

WRA Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

The WRA Trust and Ivy Trust are each subject to the informational requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith files reports and other information with the SEC. You also may obtain many of these documents by accessing the Internet site for WRA Trust at www.waddell.com or the Ivy Trust at www.ivyinvestments.com. Text-only versions of the WRA Funds’ and Ivy Funds’ documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at www.sec.gov. You can review and copy information about the WRA Funds and Ivy Funds by visiting the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the SEC Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Information on the operations of the Public Reference Room may be obtained by calling 1.202.551.8090.

The SEC has not approved or disapproved these securities or determined if this Prospectus/Information Statement is truthful or complete. Any representation to the contrary is a criminal offense.

We are not asking you for a proxy or written consent and you are requested not to send us a proxy or written consent.

SYNOPSIS

This Prospectus/Information Statement provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization of a mutual fund into another mutual fund. These responses are qualified in their entirety by the remainder of this Prospectus/Information Statement, which you should read carefully because it contains additional information and further details regarding the Reorganization. The description of the Reorganization is qualified by reference to the full text of the Reorganization Plan, which is attached as Appendix A.

WHAT IS HAPPENING?

The Board of Trustees of the WRA Trust (the “WRA Trust Board”) approved the Reorganization Plan, and the resulting Reorganization, in which each WRA Fund would be reorganized into a corresponding Ivy Fund. This means that an Ivy Fund would receive all of the assets and liabilities of the corresponding WRA Fund in exchange for shares of the Ivy Fund. Each WRA Fund, in turn, will distribute those Ivy Fund shares to its shareholders in liquidation and shareholders of a WRA Fund will become shareholders of the corresponding Ivy Fund. Your shares of a WRA Fund will then be cancelled. Pursuant to the Reorganization Plan, shares of a corresponding Ivy Fund that you will receive will have an aggregate NAV equal to the aggregate NAV of your WRA Fund shares as of the business day before the closing of the Reorganization. The Reorganization is currently scheduled to take place on or about October 16, 2017. You are not being asked to approve the Reorganization Plan or the Reorganization. Shareholder approval is not required.

The WRA Funds have the same investment objective and substantially similar principal investment strategies and identical principal investment risks as its corresponding Ivy Fund. Please see “COMPARISON OF THE FUNDS – Comparison of Investment Objectives, Comparison of Principal Investment Strategies and Comparison of Principal Investment Risks” for more information comparing the investment objectives, principal investment strategies and principal investment risks of each Fund.

WHY WAS THE REORGANIZATION APPROVED?

The WRA Trust Board approved the Reorganization Plan and the Reorganization. In reviewing the Reorganization, the WRA Trust Board considered the following factors, among others:

•

Continuity of Investment Objectives, Principal Investment Strategies and Principal Investment Risks – Each WRA Fund has an identical investment objective, identical fundamental investment restrictions, either identical or substantially similar principal investment strategies, and identical principal investment risks as it corresponding Ivy Fund. The mirror-like nature of the Ivy Funds and WRA Funds will allow WRA shareholders to maintain continuity in their investment selection;

•

Potential Economies of Scale – The Reorganization of each WRA Fund is intended to create a larger fund in its corresponding Ivy Fund, which will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time. In addition, a larger fund will more easily reach various breakpoints in service provider fee schedules;

•

Tax-Free Reorganization – The Reorganization is expected to be tax-free for shareholders of a WRA Fund who choose to remain a shareholder of the corresponding Ivy Fund, while a liquidation or shareholder redemption would be a realization event for tax purposes;

•

Reorganization Expenses Split Among the Funds and their Investment Managers. The total amount of the expenses for the Reorganization is estimated to be approximately $1.2 million. Ivy Investment Management Company (“IICO”), the investment manager of the Ivy Funds, will bear $200,000 of such expenses and Waddell & Reed Investment Management Company (“WRIMCO”) will bear $200,000 of such expenses. The remaining $800,000 of expenses will be evenly split between the WRA Funds and the Ivy Funds. This expense allocation will be made whether or not the Reorganization is consummated. The Board of the WRA Trust, the Board of the Ivy Trust and Fund management believed that a partial allocation of Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. For a more detailed discussion of the considerations of the Board, see the section below titled “INFORMATION ABOUT THE REORGANIZATION-Reasons for the Reorganization.”

•

Same or Lower Overall Expenses – By reorganizing into an Ivy Fund, former WRA Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the WRA Fund. For WRA Funds that will be reorganizing into Ivy Funds where the current annual fund operating expenses of a share class of an Ivy Fund are higher than its corresponding share class of a WRA Fund, IICO has agreed to limit the operating expenses that will be charged to shareholders of such class of shares of an Ivy Fund to be equal to any lower expense ratio of the corresponding class of a WRA Fund for a two-year period;

•	Continuity of Portfolio Management – Each of the WRA Funds will be reorganizing into a corresponding Ivy Fund that has the same portfolio manager; and

•	No Shareholder Dilution – The Reorganization will occur at the NAV of each entity and therefore will not dilute the interests of the WRA Fund shareholders.

Please review “Reasons for the Reorganization” in the “INFORMATION ABOUT THE REORGANIZATION” section in this Prospectus/Information Statement for more information regarding the factors considered by the WRA Trust Board.

WHAT IVY FUND SHARES WILL I RECEIVE IN THE REORGANIZATION AND ARE THEIR CHARACTERISTICS DIFFERENT FROM MY CURRENT SHARES?

Under the Reorganization Plan, Class A, Class B, Class C and Class Y shares of each WRA Fund will be reorganized into the corresponding Class A, Class B, Class C and Class I shares of the corresponding Ivy Fund.

The shares of an Ivy Fund you receive in exchange for your WRA Fund shares will have an aggregate NAV equal to the aggregate NAV of your respective WRA Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights similar to those you currently have, but as a shareholder of an Ivy Fund. For more information, please see “COMPARISON OF THE FUNDS – Comparison of Business Structures, Shareholder Rights and Applicable Law.” The purchase, redemption and exchange privileges of an Ivy Fund are substantially similar to those currently offered by the

WRA Fund. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that those elections be changed.

Depending on the particular Ivy Fund, distributions by an Ivy Fund may be paid on a different schedule after the Reorganization. Each WRA Fund and Ivy Fund distributes substantially all of its net investment income and net realized capital gains to its shareholders each year. For the schedule of these distributions for each WRA Fund and its corresponding Ivy Fund, see “COMPARISON OF THE FUNDS- Share Class Characteristics, Shareholder Transactions and Services-Dividends and Other Distributions.” Net realized capital gains (and any gains from foreign currency transactions) ordinarily are distributed by each Fund in December.

For more information on the characteristics of the Ivy Fund shares you will receive in comparison to the corresponding WRA Fund shares you currently own, please see the section “Shares You Will Receive” in the “INFORMATION ABOUT THE REORGANIZATION” section of this Prospectus/Information Statement.

HOW DO THE FUNDS’ INVESTMENT OBJECTIVES, FUNDAMENTAL INVESTMENT RESTRICTIONS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS COMPARE?

Investment Objectives and Fundamental Investment Restrictions:

The investment objectives and fundamental investment restrictions of each WRA Fund and its corresponding Ivy Fund are identical. For more information, see “COMPARISON OF THE FUNDS – Comparison of Investment Objectives” and COMPARISON OF THE FUNDS – Comparison of Fundamental Investment Restrictions.”

Principal Investment Strategies:

The principal investment strategies of the WRA Bond Fund and WRA Government Securities Fund (the “Continuing WRA Funds”) are identical to those of their corresponding Shell Ivy Fund because each Shell Ivy Fund has each been organized solely in connection with this Reorganization to acquire the assets and liabilities and continue the business of its corresponding WRA Fund.

The principal investment strategies of each of the WRA Funds other than the Continuing WRA Funds (i.e., WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Tax-Managed

Equity Fund, WRA Value Fund, WRA Global Bond Fund, and WRA Municipal Bond Fund collectively, the “Reorganizing WRA Funds”) are, in general substantially similar to those of its corresponding Ivy Fund. However, there are certain non-material differences between the principal investment strategies of certain Reorganizing WRA Funds and their corresponding Ivy Funds. For additional information, see “COMPARISON OF THE FUNDS- Comparison of Principal Investment Strategies.”

Principal Investment Risks:

The principal investment risks of each of the WRA Funds are identical to its corresponding Ivy Fund. For additional information, see “COMPARISON OF THE FUNDS-Comparison of Principal Investment Risks” and Appendix C-“Description of Principal Investment Risks.”

WILL THE REORGANIZATION RESULT IN A HIGHER INVESTMENT MANAGEMENT FEE RATE AND HIGHER FUND EXPENSE RATES?

No. For the Continuing WRA Funds reorganizing into a Shell Ivy Fund, the advisory fee rate and annual fund operating expense ratio of the corresponding Shell Ivy Fund will be the same after the Reorganization. For Reorganizing WRA Funds that will be reorganizing into an Existing Ivy Fund, where the current annual fund operating expenses of a share class of an Ivy Fund are higher than the corresponding share class of the Existing WRA Fund Reorganization counterpart, IICO, the investment manager to the Ivy Funds, has agreed to limit the operating expenses that will be charged to shareholders of such class of shares of an Existing Ivy Fund to be equal to any lower expense ratio of the corresponding class of a Reorganizing WRA Fund for a two-year period.

Additional pro forma fee, expense, and financial information is included in the “COMPARISON OF THE FUNDS-Comparison of Shareholder Fees and Annual Fund Operating Expenses” section of this Prospectus/Information Statement.

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION?

The Reorganization is expected to be tax-free to shareholders for federal income tax purposes. This means that neither shareholders nor the WRA Funds expect to recognize a gain or loss as a result of the Reorganization.

Immediately prior to the Reorganization, each Reorganizing WRA Fund (i.e., WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Tax-Managed Equity Fund, WRA Value Fund, WRA Global Bond Fund, and WRA Municipal Bond Fund) will declare and pay a distribution of substantially all net investment company taxable income, if any, net realized capital gains (after reduction by any available capital loss carry-forwards), if any, and at least 90 percent of its net tax-exempt income, if any, to its shareholders. The cost basis and holding period of a WRA Fund shares are expected to carry over to your new shares in the corresponding Ivy Fund.

WILL THE SERVICE PROVIDERS CHANGE?

WRIMCO currently serves as the investment manager to the WRA Funds. IICO currently serves as the investment manager to each of the Existing Ivy Funds and will continue to do so after the Reorganization. IICO will serve as the investment manager to each of the Shell Ivy Funds following the Reorganization. Both WRIMCO and IICO are affiliates of Waddell & Reed Financial, Inc. (“Waddell & Reed”). The portfolio manager for each of the WRA Funds is the same portfolio manager for the corresponding Ivy Fund. (See “COMPARISON OF THE FUNDS-Management of the Funds-Investment Manager/Portfolio Managers”).

Waddell & Reed, Inc. (“WRI”), serves as the WRA Funds’ principal underwriter and distributor. Ivy Distributors, Inc. (“IDI”), serves as the Ivy Funds’ principal underwriter and distributor and will serve as the Ivy Funds’ principal underwriter following the Reorganization. Both IDI and WRI are affiliates of Waddell & Reed. The WRA Funds and Ivy Funds have the same accounting services agent, transfer agent, custodian and independent registered public accounting firm. Upon completion of the Reorganization, the Ivy Funds will continue to engage their existing service providers. For more information, see “COMPARISON OF THE FUNDS-Management of the Funds-Other Service Providers.”

WILL THERE BE ANY SALES LOAD, COMMISSION OR OTHER TRANSACTION FEE IN CONNECTION WITH THE REORGANIZATION?

No. There will be no sales charge, sales load, commission or other transactional fee in connection with the Reorganization. The full and fractional value of Class A, Class B, Class C and Class Y shares of a WRA Fund will be exchanged for full and fractional Class A, Class B, Class C and Class I shares, respectively of the corresponding Ivy Fund having approximately equal aggregate value, without any sales charge, sales load, commission or other transactional fee being imposed.

For Class B and Class C shares, or certain Class A shares that you received in connection with the Reorganization to which a contingent deferred sales charge (“CDSC”) would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of a WRA Fund. Class Y shares are not subject to a CDSC. The shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Ivy Family of Funds or WRA Trust without the payment of an additional initial sales charge or CDSC.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN WRA FUND SHARES AND IVY FUND SHARES?

The procedures for purchasing, redeeming and exchanging your shares of any Ivy Fund will be the same after the Reorganization as they are currently for the corresponding WRA Fund. In addition, the sales charge, redemption fee, distribution plan and administrative services plan structures for the WRA Funds and Ivy Funds are identical. For more information, see the section entitled “COMPARISONS OF THE FUNDS- Share Class Characteristics, Shareholder Transactions and Services” and the Existing Ivy Funds Prospectus and Shell Ivy Funds Prospectus that accompanies this Prospectus/Information Statement.

WILL I NEED TO OPEN AN ACCOUNT IN AN IVY FUND PRIOR TO THE REORGANIZATION?

No. An account will be set up in your name and your shares of a WRA Fund will automatically be converted to corresponding shares of the corresponding Ivy Fund. You will receive confirmation following the Reorganization.

WILL MY COST BASIS CHANGE AS A RESULT OF THE REORGANIZATION?

Your total cost basis is not expected to change as a result of the Reorganization. However, for shareholders of a Reorganizing WRA Fund (i.e., WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Tax-Managed Equity Fund, WRA Value Fund, WRA Global Bond Fund, and WRA Municipal Bond Fund) that is being reorganized into a corresponding Existing Ivy Fund, the number of shares you hold after the Reorganization may be different than the number of shares you held prior to the Reorganization. As a result, your average cost basis per share may change. Since the Reorganization is expected to be treated as a tax-free reorganization for the WRA Funds, shareholders should not recognize any capital gain or loss as a direct result of the Reorganization.

WILL THE FUNDS PAY FEES ASSOCIATED WITH THE REORGANIZATION?

Yes. The total amount of the expenses for the Reorganization is estimated to be approximately $1.2 million. IICO, the investment manager of the Ivy Funds, will bear $200,000 of such expenses and WRIMCO will bear $200,000 of such expenses. The remaining $800,000 of expenses will be evenly split between the WRA Funds and the Ivy Funds.

WHEN WILL THE REORGANIZATION TAKE PLACE?

The Reorganization will occur on or about the closing date, which is currently scheduled for October 16, 2017 (the “Closing Date”). Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new Ivy Fund account number and number of shares owned.

CAN I STILL ADD TO MY EXISTING WRA FUND ACCOUNT UNTIL THE REORGANIZATION?

Yes. WRA Fund shareholders may continue to make additional investments until October 11, 2017, unless the WRA Trust Board determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. In anticipation of the Reorganization, the WRA Funds are expected to be closed to new shareholders as of October 2, 2017.

WHAT IF I WANT TO EXCHANGE MY SHARES INTO ANOTHER WRA FUND IN THE WRA TRUST PRIOR TO THE REORGANIZATION?

You may exchange your shares into another fund of the WRA Trust before the Closing Date in accordance with your pre-existing exchange privileges. If you choose to exchange your shares of a WRA Fund for another fund in the WRA Family of Funds, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an individual retirement account (“IRA”). Exchanges may be subject to minimum investment requirements, sales loads, and redemption fees. This is not an offer to sell shares of other funds of the WRA Trust, it is for informational purposes only. Before exchanging into a fund, please read its prospectus carefully. You should also be aware that each of the WRA Funds listed on the front page cover of this Prospectus/Information Statement will be reorganized into a corresponding Ivy Fund so ultimately your investment will be reorganized into another Ivy Fund.

WHY ARE SHAREHOLDERS NOT BEING ASKED TO VOTE ON THE REORGANIZATION?

The 1940 Act and the WRA Trust’s Trust Instrument (the “WRA Trust Instrument”) each permit reorganizations of a WRA Fund to occur without seeking a shareholder vote provided that certain conditions are met, including with regard to regulations under the 1940 Act: (1) the fundamental investment policies of the acquired fund (i.e., policies that may not be changed without a shareholder vote) are not materially different from the acquiring fund; (2) the acquired fund’s investment advisory agreement is not materially different from the acquiring fund’s investment advisory agreement; (3) the independent directors of the acquired fund will comprise a majority of the independent directors of the acquiring fund; and (4) Rule 12b-1 distribution fees of the acquired fund are no greater than the Rule 12b-1 distribution fees of the acquiring fund. The conditions permitting the Reorganization to occur without seeking a shareholder vote have been met by the WRA Funds and the Ivy Funds.

COMPARISON OF THE FUNDS

This section provides a comparison of each WRA Fund and its corresponding Ivy Fund, including but not limited to, each Fund’s shareholder fees and annual fund operating expenses, investment objective, principal investment strategies, principal investment risks, fundamental investment restrictions, investment advisory fees, and historical investment performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the prospectuses of the WRA Funds and Ivy Funds incorporated herein by reference. There is no assurance that a Fund will achieve its stated objective.

Comparison of Shareholder Fees and Annual Fund Operating Expenses

Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

The annual fund operating expenses shown in the tables below represent annualized expenses for each WRA Fund and its corresponding Ivy Fund, as well as those estimated for the Ivy Fund on a pro forma basis, assuming consummation of the Reorganization. The operating expense information provided below is as of June 30, 2016 for the WRA Equity Funds, September 30, 2016 for the WRA Fixed Income Funds, March 31, 2017 for the WRA Fixed Income Funds and Ivy Funds and March 31, 2017 for the pro forma combined funds.

Because of SEC expense table presentation requirements and the differences in fiscal years for the WRA Funds and Ivy Funds, the Annual Fund Operating Expense Tables below containing the WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Tax-Managed Equity Fund and WRA Value Fund create the impression that their Ivy Fund reorganization counterparts have higher expenses for Class I shares. However, the appearance of higher annual fund operating expense ratios for Ivy Fund Class I shares are solely the result of comparing expense information from different fiscal periods. No WRA Fund shareholder will experience expenses greater than what they currently experienced as of March 31, 2017 for a two year period. The table immediately below provides each Fund’s total annual fund operating expenses before and after fee waivers and expense reimbursement as of March 31, 2017.

WRA Funds	Total Operating Expenses Before Waivers/ Reimbursement	Total Operating Expenses After Waivers/ Reimbursement	Ivy Funds	Pro Forma Total Operating Expenses Before Waivers/ Reimbursement	Pro Forma Total Operating Expenses After Waivers/ Reimbursement
WRA Core Investment Fund			Ivy Core Equity Fund
Class A	1.06%	1.04%	Class A	1.05%	1.04%
Class B	2.27%	2.23%	Class B	2.14%	2.13%
Class C	2.04%	2.02%	Class C	1.84%	1.84%
Class Y	0.83%	0.83%	Class I	0.80%	0.80%

WRA Dividend Opportunities Fund			Ivy Dividend Opportunities Fund
Class A	1.24%	1.24%	Class A	1.24%	1.24%
Class B	2.46%	2.46%	Class B	2.11%	2.04%
Class C	2.07%	2.07%	Class C	1.92%	1.92%
Class Y	0.92%	0.92%	Class I	0.92%	0.92%

WRA Energy Fund			Ivy Energy Fund
Class A	1.58%	1.58%	Class A	1.47%	1.41%
Class B	3.12%	3.12%	Class B	2.40%	2.29%
Class C	2.50%	2.50%	Class C	2.12%	2.11%
Class Y	1.15%	1.15%	Class I	1.09%	1.08%

WRA Tax-Managed Equity Fund			Ivy Tax-Managed Equity Fund
Class A	1.08%	1.07%	Class A	1.08%	1.07%
Class B	2.19%	2.19%	Class B	1.89%	1.89%
Class C	1.95%	1.95%	Class C	1.91%	1.91%
Class Y	0.89%	0.89%	Class I	0.88%	0.88%

WRA Value Fund			Ivy Value Fund
Class A	1.26%	1.22%	Class A	1.26%	1.22%
Class B	2.48%	2.48%	Class B	2.36%	2.36%
Class C	2.13%	2.13%	Class C	1.96%	1.96%
Class Y	0.92%	0.92%	Class I	0.92%	0.92%

WRA Bond Fund			Ivy Bond Fund
Class A	0.98%	0.98%	Class A	0.98%	0.98%
Class B	2.31%	2.31%	Class B	2.31%	2.31%
Class C	1.85%	1.85%	Class C	1.85%	1.85%
Class Y	0.67%	0.67%	Class I	0.67%	0.67%

WRA Global Bond Fund			Ivy Global Bond Fund
Class A	1.21%	1.17%	Class A	1.23%	0.99%
Class B	2.56%	2.49%	Class B	2.22%	1.74%
Class C	2.04%	2.01%	Class C	1.92%	1.74%
Class Y	0.85%	0.82%	Class I	0.86%	0.74%

WRA Funds	Total Operating Expenses Before Waivers/ Reimbursement	Total Operating Expenses After Waivers/ Reimbursement	Ivy Funds	Pro Forma Total Operating Expenses Before Waivers/ Reimbursement	Pro Forma Total Operating Expenses After Waivers/ Reimbursement
WRA Government Securities Fund			Ivy Government Securities Fund
Class A	1.07%	1.00%	Class A	1.07%	1.00%
Class B	2.21%	2.13%	Class B	2.21%	2.13%
Class C	1.98%	1.88%	Class C	1.95%	1.88%
Class Y	0.74%	0.72%	Class I	0.74%	0.72%

WRA Municipal Bond Fund			Ivy Municipal Bond Fund
Class A	0.90%	0.84%	Class A	0.90%	0.84%
Class B	1.82%	1.78%	Class B	1.71%	1.71%
Class C	1.75%	1.71%	Class C	1.69%	1.69%
Class Y	0.74%	0.70%	Class I	0.73%	0.70%

The Annual Fund Operating Expense tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each WRA Fund with its corresponding Ivy Fund and to analyze the estimated expenses that each Ivy Fund expects to bear following the Reorganization. The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum CDSC on redemption of Fund shares as a percentage of the amount invested or their redemption value, as applicable. However, you will not have to pay any sales charge on any shares of the Ivy Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs and distribution and shareholder servicing fees, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis which assumes the consummation of the Reorganization.

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratios for the Ivy Core Equity Fund and Ivy Dividend Opportunities Fund shown below do not correlate to the expense ratios shown in the Financial Highlights table in Appendix B because it has been restated to reflect a change in the contractual class waiver.

WRA Core Investment Fund into Ivy Core Equity Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended June 30, 2016, for the WRA Core Investment Fund and March 31, 2017, for the Ivy Core Equity Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Core Equity Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on April 1, 2016 and had a year of combined operations.

	WRA Core Investment Fund					Ivy Core Equity Fund					Ivy Core Equity Fund after Reorganization with the WRA Core Investment Fund (pro forma combined)
	(Target Fund)					(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Core Investment Fund				Ivy Core Equity Fund				Ivy Core Equity Fund after Reorganization with the WRA Core Investment Fund (pro forma combined)
	(Target Fund)				(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.63%	0.63%	0.63%	0.63%	0.70%	0.70%	0.70%	0.70%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.17%	0.59%	0.38%	0.16%	0.26%	0.43%	0.22%	0.21%	0.19%	0.53%	0.23%	0.19%
Total Annual Fund Operating Expenses	1.05%	2.22%[3]	2.01%[3]	0.79%	1.21%[4]	2.13%	1.92%	0.91%[4]	1.05%[5]	2.14%[5]	1.84%	0.80%
Fee Waiver and/or Expense Reimbursement	None	0.00%[3]	0.00%[3]	None	0.06%[4]	None	None	0.07%[4]	0.01%[5]	0.01%[5]	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	2.22%[3]	2.01%[3]	0.79%	1.15%[4]	2.13%	1.92%	0.84%[4]	1.04%[5]	2.13%[5]	1.84%	0.80%

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2017, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.23% and Class C shares at 2.02%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2018, IICO, IDI and/or Waddell & Reed Services Company, doing business as WI Services Company (“WISC”), the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.15% and Class I shares at 0.84%. Prior to that date, the expense limitation may not be terminated with the consent of the Ivy Trust Board.

[5]

Through July 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.04% and Class B shares at 2.13%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Core Investment Fund, the Ivy Core Equity Fund and the Ivy Core Equity Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Core Investment Fund, the Ivy Core Equity Fund and the Ivy Core Equity Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Core Investment Fund	$676	$890	$1,121	$1,784
Ivy Core Equity Fund	$685	$931	$1,196	$1,952
Ivy Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$675	$888	$1,119	$1,782
Class B Shares
WRA Core Investment Fund	$625	$994	$1,290	$2,258
Ivy Core Equity Fund	$616	$967	$1,244	$2,227
Ivy Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$616	$968	$1,247	$2,193
Class C Shares
WRA Core Investment Fund	$204	$630	$1,083	$2,338
Ivy Core Equity Fund	$195	$603	$1,037	$2,243
Ivy Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$187	$579	$995	$2,159

	1 Year	3 Years	5 Years	10 Years
Class Y Shares/Class I Shares
WRA Core Investment Fund	$81	$252	$439	$978
Ivy Core Equity Fund	$86	$283	$497	$1,113
Ivy Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$82	$255	$444	$990

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Core Investment Fund	$676	$890	$1,121	$1,784
Ivy Core Equity Fund	$685	$931	$1,196	$1,952
Ivy Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$675	$888	$1,119	$1,782
Class B Shares
WRA Core Investment Fund	$225	$694	$1,190	$2,258
Ivy Core Equity Fund	$216	$667	$1,144	$2,227
Ivy Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$216	$668	$1,147	$2,193
Class C Shares
WRA Core Investment Fund	$204	$630	$1,083	$2,338
Ivy Core Equity Fund	$195	$603	$1,037	$2,243
Ivy Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$187	$579	$995	$2,159
Class Y Shares/Class I Shares
WRA Core Investment Fund	$81	$252	$439	$978
Ivy Core Equity Fund	$86	$283	$497	$1,113
Ivy Core Equity Fund (pro forma, assuming consummation of the Reorganization)	$82	$255	$444	$990

WRA Dividend Opportunities Fund into Ivy Dividend Opportunities Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended June 30, 2016, for the WRA Dividend Opportunities Fund and March 31, 2017, for the Ivy Dividend Opportunities Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Dividend Opportunities Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on April 1, 2016 and had a year of combined operations.

	WRA Dividend Opportunities Fund					Ivy Dividend Opportunities Fund					Ivy Dividend Opportunities Fund after Reorganization with the WRA Dividend Opportunities Fund (pro forma combined)
	(Target Fund)					(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Dividend Opportunities Fund				Ivy Dividend Opportunities Fund				Ivy Dividend Opportunities Fund after Reorganization with the WRA Dividend Opportunities Fund (pro forma combined)
	(Target Fund)				(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.30%	0.71%	0.37%	0.12%	0.31%	0.34%	0.23%	0.25%	0.29%	0.41%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.25%	2.41%	2.07%	0.82%	1.26%	2.04%	1.93%	0.95%	1.24%	2.11%[3]	1.92%	0.92%
Fee Waiver and/or Expense Reimbursement	None	None	None	None	None	None	None	None	None	0.07%[3]	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	2.41%	2.07%	0.82%	1.26%	2.04%	1.93%	0.95%	1.24%	2.04%[3]	1.92%	0.92%

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through July 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class B shares at 2.04%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Dividend Opportunities Fund, the Ivy Dividend Opportunities Fund and the Ivy Dividend Opportunities Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Dividend Opportunities Fund, the Ivy Dividend Opportunities Fund and the Ivy Dividend Opportunities Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Dividend Opportunities Fund	$695	$949	$1,222	$1,999
Ivy Dividend Opportunities Fund	$696	$952	$1,227	$2,010
Ivy Dividend Opportunities Fund (pro forma, assuming consummation of the Reorganization)	$694	$946	$1,217	$1,989
Class B Shares
WRA Dividend Opportunities Fund	$644	$1,051	$1,385	$2,458
Ivy Dividend Opportunities Fund	$607	$940	$1,198	$2,169
Ivy Dividend Opportunities Fund (pro forma, assuming consummation of the Reorganization)	$607	$947	$1,221	$2,208
Class C Shares
WRA Dividend Opportunities Fund	$210	$649	$1,114	$2,400
Ivy Dividend Opportunities Fund	$196	$606	$1,042	$2,254
Ivy Dividend Opportunities Fund (pro forma, assuming consummation of the Reorganization)	$195	$603	$1,037	$2,243
Class Y Shares/Class I Shares
WRA Dividend Opportunities Fund	$84	$262	$455	$1,014
Ivy Dividend Opportunities Fund	$97	$303	$525	$1,166
Ivy Dividend Opportunities Fund (pro forma, assuming consummation of the Reorganization)	$94	$293	$509	$1,131

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Dividend Opportunities Fund	$695	$949	$1,222	$1,999
Ivy Dividend Opportunities Fund	$696	$952	$1,227	$2,010
Ivy Dividend Opportunities Fund (pro forma, assuming consummation of the Reorganization)	$694	$946	$1,217	$1,989
Class B Shares
WRA Dividend Opportunities Fund	$244	$751	$1,285	$2,458
Ivy Dividend Opportunities Fund	$207	$640	$1,098	$2,169
Ivy Dividend Opportunities Fund (pro forma, assuming consummation of the Reorganization)	$207	$647	$1,121	$2,208
Class C Shares
WRA Dividend Opportunities Fund	$210	$649	$1,114	$2,400
Ivy Dividend Opportunities Fund	$196	$606	$1,042	$2,254
Ivy Dividend Opportunities Fund (pro forma, assuming consummation of the Reorganization)	$195	$603	$1,037	$2,243
Class Y Shares/Class I Shares
WRA Dividend Opportunities Fund	$84	$262	$455	$1,014
Ivy Dividend Opportunities Fund	$97	$303	$525	$1,166
Ivy Dividend Opportunities Fund (pro forma, assuming consummation of the Reorganization)	$94	$293	$509	$1,131

WRA Energy Fund into Ivy Energy Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended June 30, 2016, for the WRA Energy Fund and March 31, 2017, for the Ivy Energy Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Energy Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on April 1, 2016 and had a year of combined operations.

	WRA Energy Fund					Ivy Energy Fund					Ivy Energy Fund after Reorganization with the WRA Energy Fund (pro forma combined)
	(Target Fund)					(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Energy Fund				Ivy Energy Fund				Ivy Energy Fund after Reorganization with the WRA Energy Fund (pro forma combined)
	(Target Fund)				(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.54%	1.29%	0.73%	0.25%	0.31%	0.44%	0.26%	0.23%	0.37%	0.55%	0.27%	0.24%
Total Annual Fund Operating Expenses	1.64%	3.14%	2.58%	1.10%	1.41%	2.29%	2.11%	1.08%	1.47%[3]	2.40%[3]	2.12%[3]	1.09%[3]
Fee Waiver and/or Expense Reimbursement	None	None	None	None	None	None	None	None	0.06%[3]	0.11%[3]	0.01%[3]	0.01%[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.64%	3.14%	2.58%	1.10%	1.41%	2.29%	2.11%	1.08%	1.41%[3]	2.29%[3]	2.11%[3]	1.08%[3]

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through July 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.41%, Class B shares at 2.29%, Class C shares at 2.11%, and Class I shares at 1.08%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Energy Fund, the Ivy Energy Fund and the Ivy Energy Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Energy Fund, the Ivy Energy Fund and the Ivy Energy Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Energy Fund	$732	$1,063	$1,415	$2,407
Ivy Energy Fund	$710	$996	$1,302	$2,169
Ivy Energy Fund (pro forma, assuming consummation of the Reorganization)	$710	$1,002	$1,321	$2,221
Class B Shares
WRA Energy Fund	$717	$1,269	$1,745	$3,100
Ivy Energy Fund	$632	$1,015	$1,325	$2,405
Ivy Energy Fund (pro forma, assuming consummation of the Reorganization)	$632	$1,027	$1,360	$2,488
Class C Shares
WRA Energy Fund	$261	$802	$1,370	$2,915
Ivy Energy Fund	$214	$661	$1,134	$2,441
Ivy Energy Fund (pro forma, assuming consummation of the Reorganization)	$214	$662	$1,137	$2,450
Class Y Shares/Class I Shares
WRA Energy Fund	$112	$350	$606	$1,340
Ivy Energy Fund	$110	$343	$595	$1,317
Ivy Energy Fund (pro forma, assuming consummation of the Reorganization)	$110	$345	$599	$1,327

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Energy Fund	$732	$1,063	$1,415	$2,407
Ivy Energy Fund	$710	$996	$1,302	$2,169
Ivy Energy Fund (pro forma, assuming consummation of the Reorganization)	$710	$1,002	$1,321	$2,221
Class B Shares
WRA Energy Fund	$317	$969	$1,645	$3,100
Ivy Energy Fund	$232	$715	$1,225	$2,405
Ivy Energy Fund (pro forma, assuming consummation of the Reorganization)	$232	$727	$1,260	$2,488
Class C Shares
WRA Energy Fund	$261	$802	$1,370	$2,915
Ivy Energy Fund	$214	$661	$1,134	$2,441
Ivy Energy Fund (pro forma, assuming consummation of the Reorganization)	$214	$662	$1,137	$2,450
Class Y Shares/Class I Shares
WRA Energy Fund	$112	$350	$606	$1,340
Ivy Energy Fund	$110	$343	$595	$1,317
Ivy Energy Fund (pro forma, assuming consummation of the Reorganization)	$110	$345	$599	$1,327

WRA Tax-Managed Equity Fund into Ivy Tax-Managed Equity Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended June 30, 2016, for the WRA Tax-Managed Equity Fund and March 31, 2017, for the Ivy Tax-Managed Equity Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Tax-Managed Equity Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on April 1, 2016 and had a year of combined operations.

	WRA Tax-Managed Equity Fund					Ivy Tax-Managed Equity Fund					Ivy Tax-Managed Equity Fund after Reorganization with the WRA Tax-Managed Equity Fund (pro forma combined)
	(Target Fund)					(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Tax-Managed Equity Fund				Ivy Tax-Managed Equity Fund				Ivy Tax-Managed Equity Fund after Reorganization with the WRA Tax-Managed Equity Fund (pro forma combined)
	(Target Fund)				(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.18%	0.46%	0.29%	0.09%[3]	0.30%	0.26%	0.31%	0.31%	0.18%	0.24%	0.26%	0.23%
Total Annual Fund Operating Expenses	1.08%	2.11%	1.94%	0.74%	1.20%	1.91%	1.96%	0.96%	1.08%[4]	1.89%	1.91%	0.88%
Fee Waiver and/or Expense Reimbursement	None	None	None	None	None	None	None	None	0.01%[4]	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08%	2.11%	1.94%	0.74%	1.20%	1.91%	1.96%	0.96%	1.07%[4]	1.89%	1.91%	0.88%

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.
[4]

Through July 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.07%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Tax-Managed Equity Fund, the Ivy Tax-Managed Equity Fund and the Ivy Tax-Managed Equity Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Tax-Managed Equity Fund, the Ivy Tax-Managed Equity Fund and the Ivy Tax-Managed Equity Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Tax-Managed Equity Fund	$679	$899	$1,136	$1,816
Ivy Tax-Managed Equity Fund	$690	$934	$1,197	$1,946
Ivy Tax-Managed Equity Fund (pro forma, assuming consummation of the Reorganization)	$678	$897	$1,134	$1,815
Class B Shares
WRA Tax-Managed Equity Fund	$614	$961	$1,234	$2,178
Ivy Tax-Managed Equity Fund	$594	$900	$1,132	$2,048
Ivy Tax-Managed Equity Fund (pro forma, assuming consummation of the Reorganization)	$592	$894	$1,121	$2,000
Class C Shares
WRA Tax-Managed Equity Fund	$197	$609	$1,047	$2,264
Ivy Tax-Managed Equity Fund	$199	$615	$1,057	$2,285
Ivy Tax-Managed Equity Fund (pro forma, assuming consummation of the Reorganization)	$194	$600	$1,032	$2,233
Class Y Shares/Class I Shares
WRA Tax-Managed Equity Fund	$76	$237	$411	$918
Ivy Tax-Managed Equity Fund	$98	$306	$531	$1,178
Ivy Tax-Managed Equity Fund (pro forma, assuming consummation of the Reorganization)	$90	$281	$488	$1,084

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Tax-Managed Equity Fund	$679	$899	$1,136	$1,816
Ivy Tax-Managed Equity Fund	$690	$934	$1,197	$1,946
Ivy Tax-Managed Equity Fund (pro forma, assuming consummation of the Reorganization)	$678	$897	$1,134	$1,815
Class B Shares
WRA Tax-Managed Equity Fund	$214	$661	$1,134	$2,178
Ivy Tax-Managed Equity Fund	$194	$600	$1,032	$2,048
Ivy Tax-Managed Equity Fund (pro forma, assuming consummation of the Reorganization)	$192	$594	$1,021	$2,000
Class C Shares
WRA Tax-Managed Equity Fund	$197	$609	$1,047	$2,264
Ivy Tax-Managed Equity Fund	$199	$615	$1,057	$2,285
Ivy Tax-Managed Equity Fund (pro forma, assuming consummation of the Reorganization)	$194	$600	$1,032	$2,233
Class Y Shares/Class I Shares
WRA Tax-Managed Equity Fund	$76	$237	$411	$918
Ivy Tax-Managed Equity Fund	$98	$306	$531	$1,178
Ivy Tax-Managed Equity Fund (pro forma, assuming consummation of the Reorganization)	$90	$281	$488	$1,084

WRA Value Fund into Ivy Value Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended June 30, 2016, for the WRA Value Fund and March 31, 2017, for the Ivy Value Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Value Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on April 1, 2016 and had a year of combined operations.

	WRA Value Fund					Ivy Value Fund					Ivy Value Fund after Reorganization with the WRA Value Fund (pro forma combined)
	(Target Fund)					(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Value Fund				Ivy Value Fund				Ivy Value Fund after Reorganization with the WRA Value Fund (pro forma combined)
	(Target Fund)				(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.30%	0.77%	0.42%	0.19%	0.38%	0.66%	0.27%	0.27%	0.31%	0.66%	0.26%	0.22%
Total Annual Fund Operating Expenses	1.25%[3]	2.47%[3]	2.12%[3]	0.89%[3]	1.33%	2.36%	1.97%	0.97%	1.26%[4]	2.36%	1.96%	0.92%
Fee Waiver and/or Expense Reimbursement	0.03%[3]	0.00%[3]	0.00%[3]	0.00%[3]	None	None	None	None	0.04%[4]	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%[3]	2.47%[3]	2.12%[3]	0.89%[3]	1.33%	2.36%	1.97%	0.97%	1.22%[4]	2.36%	1.96%	0.92%

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2017, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.22%, Class B shares at 2.50%, Class C shares at 2.13% and Class Y shares at 0.92%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.22%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Value Fund, the Ivy Value Fund and the Ivy Value Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Value Fund, the Ivy Value Fund and the Ivy Value Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Value Fund	$692	$946	$1,219	$1,997
Ivy Value Fund	$703	$972	$1,262	$2,084
Ivy Value Fund (pro forma, assuming consummation of the Reorganization)	$692	$944	$1,219	$2,003
Class B Shares
WRA Value Fund	$650	$1,070	$1,416	$2,504
Ivy Value Fund	$639	$1,036	$1,360	$2,439
Ivy Value Fund (pro forma, assuming consummation of the Reorganization)	$639	$1,036	$1,360	$2,421
Class C Shares
WRA Value Fund	$215	$664	$1,139	$2,452
Ivy Value Fund	$200	$618	$1,062	$2,296
Ivy Value Fund (pro forma, assuming consummation of the Reorganization)	$199	$615	$1,057	$2,285
Class Y Shares/Class I Shares
WRA Value Fund	$91	$284	$493	$1,096
Ivy Value Fund	$99	$309	$536	$1,190
Ivy Value Fund (pro forma, assuming consummation of the Reorganization)	$94	$293	$509	$1,131

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Value Fund	$692	$946	$1,219	$1,997
Ivy Value Fund	$703	$972	$1,262	$2,084
Ivy Value Fund (pro forma, assuming consummation of the Reorganization)	$692	$944	$1,219	$2,003
Class B Shares
WRA Value Fund	$250	$770	$1,316	$2,504
Ivy Value Fund	$239	$736	$1,260	$2,439
Ivy Value Fund (pro forma, assuming consummation of the Reorganization)	$239	$736	$1,260	$2,421
Class C Shares
WRA Value Fund	$215	$664	$1,139	$2,452
Ivy Value Fund	$200	$618	$1,062	$2,296
Ivy Value Fund (pro forma, assuming consummation of the Reorganization)	$199	$615	$1,057	$2,285
Class Y Shares/Class I Shares
WRA Value Fund	$91	$284	$493	$1,096
Ivy Value Fund	$99	$309	$536	$1,190
Ivy Value Fund (pro forma, assuming consummation of the Reorganization)	$94	$293	$509	$1,131

WRA Bond Fund into Ivy Bond Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2016 for the WRA Bond Fund and as based on estimates for the current year, for the Ivy Bond Fund which has not yet commenced operation. Also shown are the Annual Fund Operating Expenses projected for the Ivy Bond Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on April 1, 2016 and had a year of combined operations. Although the WRA Bond Fund is the accounting survivor of the Reorganization, fees have been restated to reflect the current fee arrangements of the Ivy Bond Fund.

	WRA Bond Fund					Ivy Bond Fund					Ivy Bond Fund after Reorganization with the WRA Bond Fund (pro forma combined)
	(Target Fund)					(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Bond Fund				Ivy Bond Fund				Ivy Bond Fund after Reorganization with the WRA Bond Fund (pro forma combined)
	(Target Fund)				(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.26%	0.84%	0.38%	0.20%	0.26%	0.84%	0.38%	0.20%	0.26%	0.84%	0.38%	0.20%
Total Annual Fund Operating Expenses	0.98%	2.31%	1.85%	0.67%	0.98%	2.31%	1.85%	0.67%	0.98%	2.31%	1.85%	0.67%
Fee Waiver and/or Expense Reimbursement	None	None	None	None	None	None	None	None	None	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%	2.31%	1.85%	0.67%	0.98%	2.31%	1.85%	0.67%	0.98%	2.31%	1.85%	0.67%

[1]

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Bond Fund, the Ivy Bond Fund and the Ivy Bond Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Bond Fund, the Ivy Bond Fund and the Ivy Bond Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Bond Fund	$669	$869	$1,086	$1,707
Ivy Bond Fund	$669	$869	$1,086	$1,707
Ivy Bond Fund (pro forma, assuming consummation of the Reorganization)	$669	$869	$1,086	$1,708
Class B Shares
WRA Bond Fund	$634	$1,021	$1,335	$2,311
Ivy Bond Fund	$634	$1,021	$1,335	$2,311
Ivy Bond Fund (pro forma, assuming consummation of the Reorganization)	$634	$1,021	$1,335	$2,311
Class C Shares
WRA Bond Fund	$188	$582	$1,001	$2,169
Ivy Bond Fund	$188	$582	$1,001	$2,169
Ivy Bond Fund (pro forma, assuming consummation of the Reorganization)	$188	$582	$1,001	$2,169
Class Y Shares/Class I Shares
WRA Bond Fund	$68	$214	$373	$835
Ivy Bond Fund	$68	$214	$373	$835
Ivy Bond Fund (pro forma, assuming consummation of the Reorganization)	$68	$214	$373	$835

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Bond Fund	$669	$869	$1,086	$1,707
Ivy Bond Fund	$669	$869	$1,086	$1,707
Ivy Bond Fund (pro forma, assuming consummation of the Reorganization)	$669	$869	$1,086	$1,707
Class B Shares
WRA Bond Fund	$234	$721	$1,235	$2,311
Ivy Bond Fund	$234	$721	$1,235	$2,311
Ivy Bond Fund (pro forma, assuming consummation of the Reorganization)	$234	$721	$1,235	$2,311
Class C Shares
WRA Bond Fund	$188	$582	$1,001	$2,169
Ivy Bond Fund	$188	$582	$1,001	$2,169
Ivy Bond Fund (pro forma, assuming consummation of the Reorganization)	$188	$582	$1,001	$2,169
Class Y Shares/Class I Shares
WRA Bond Fund	$68	$214	$373	$835
Ivy Bond Fund	$68	$214	$373	$835
Ivy Bond Fund (pro forma, assuming consummation of the Reorganization)	$68	$214	$373	$835

WRA Global Bond Fund into Ivy Global Bond Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2016 for the WRA Global Bond Fund and March 31, 2017, for the Ivy Global Bond Fund. Also shown are the Annual Fund Operating Expenses projected for the Iv Global Bond Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on April 1, 2016 and had a year of combined operations.

	WRA Global Bond Fund					Ivy Global Bond Fund					Ivy Global Bond Fund after Reorganization with the WRA Global Bond Fund (pro forma combined)
	(Target Fund)					(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Global Bond Fund				Ivy Global Bond Fund				Ivy Global Bond Fund after Reorganization with the WRA Global Bond Fund (pro forma combined)
	(Target Fund)				(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.35%	0.93%	0.44%	0.22%	0.46%	0.53%	0.33%	0.33%	0.36%	0.60%	0.30%	0.24%
Total Annual Fund Operating Expenses	1.22%[3]	2.55%[3]	2.06%[3]	0.84%[3]	1.33%[4]	2.15%[4]	1.95%[4]	0.95%[4]	1.23%[5]	2.22%[5]	1.92%[5]	0.86%[5]
Fee Waiver and/or Expense Reimbursement	0.07%[3]	0.05%[3]	0.03%[3]	0.01%[3]	0.34%[4]	0.41%[4]	0.21%[4]	0.21%[4]	0.24%[5]	0.48%[5]	0.18%[5]	0.12%[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%[3]	2.50%[3]	2.03%[3]	0.83%[3]	0.99%[4]	1.74%[4]	1.74%[4]	0.74%[4]	0.99%[5]	1.74%[5]	1.74%[5]	0.74%[5]

[1]

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through January 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.15%, Class B shares at 2.50%, Class C shares at 2.03% and Class Y shares at 0.83%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2018, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.99%, Class B and Class C shares at 1.74% and Class I shares at 0.74%. Prior to that date, the expense limitation may not be terminated without the consent of the Ivy Trust Board.

[5]

Through July 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 0.99%, Class B shares at 1.74%, Class C shares at 1.74%, and Class I shares at 0.74%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Global Bond Fund, the Ivy Global Bond Fund and the Ivy Global Bond Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Global Bond Fund, the Ivy Global Bond Fund and the Ivy Global Bond Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Global Bond Fund	$685	$933	$1,200	$1,962
Ivy Global Bond Fund	$670	$941	$1,231	$2,056
Ivy Global Bond Fund (pro forma, assuming consummation of the Reorganization)	$670	$897	$1,167	$1,937
Class B Shares
WRA Global Bond Fund	$653	$1,089	$1,451	$2,555
Ivy Global Bond Fund	$577	$934	$1,217	$2,241
Ivy Global Bond Fund (pro forma, assuming consummation of the Reorganization)	$577	$899	$1,200	$2,224
Class C Shares
WRA Global Bond Fund	$206	$643	$1,106	$2,387
Ivy Global Bond Fund	$177	$592	$1,033	$2,258
Ivy Global Bond Fund (pro forma, assuming consummation of the Reorganization)	$177	$567	$1,002	$2,213

	1 Year	3 Years	5 Years	10 Years
Class Y Shares/Class I Shares
WRA Global Bond Fund	$85	$267	$465	$1,036
Ivy Global Bond Fund	$76	$282	$505	$1,147
Ivy Global Bond Fund (pro forma, assuming consummation of the Reorganization)	$76	$250	$453	$1,038

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Global Bond Fund	$685	$933	$1,200	$1,962
Ivy Global Bond Fund	$670	$941	$1,231	$2,056
Ivy Global Bond Fund (pro forma, assuming consummation of the Reorganization)	$670	$897	$1,167	$1,937
Class B Shares
WRA Global Bond Fund	$253	$789	$1,351	$2,555
Ivy Global Bond Fund	$177	$634	$1,117	$2,241
Ivy Global Bond Fund (pro forma, assuming consummation of the Reorganization)	$177	$599	$1,100	$2,224
Class C Shares
WRA Global Bond Fund	$206	$643	$1,106	$2,387
Ivy Global Bond Fund	$177	$592	$1,033	$2,258
Ivy Global Bond Fund (pro forma, assuming consummation of the Reorganization)	$177	$567	$1,002	$2,213
Class Y Shares/Class I Shares
WRA Global Bond Fund	$85	$267	$465	$1,036
Ivy Global Bond Fund	$76	$282	$505	$1,147
Ivy Global Bond Fund (pro forma, assuming consummation of the Reorganization)	$76	$250	$453	$1,038

WRA Government Securities Fund into Ivy Government Securities Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2016 for the WRA Government Securities Fund and are based on estimates for the current year, for the Ivy Government Securities Fund which has not yet commenced operations. Also shown are the Annual Fund Operating Expenses projected for the Ivy Government Securities Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on April 1, 2016 and had a year of combined operations. Although the WRA Government Securities Fund is the accounting survivor of the Reorganization, fees have been restated to reflect the current fee arrangements of the Ivy Government Securities Fund.

	WRA Government Securities Fund					Ivy Government Securities Fund					Ivy Government Securities Fund after Reorganization with the WRA Government Securities Fund (pro forma combined)
	(Target Fund)					(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	4.25%	None	None		None	4.25%	None	None		None	4.25%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Government Securities Fund				Ivy Government Securities Fund				Ivy Government Securities Fund after Reorganization with the WRA Government Securities Fund (pro forma combined)
	(Target Fund)				(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.32%	0.71%	0.45%	0.24%	0.32%	0.71%	0.45%	0.24%	0.32%	0.71%	0.45%	0.24%
Total Annual Fund Operating Expenses	1.07%[3]	2.21%[3]	1.95%[3]	0.74%[3]	1.07%[4]	2.21%[4]	1.95%[4]	0.74%[4]	1.07%[4]	2.21%[4]	1.95%[4]	0.74%[4]
Fee Waiver and/or Expense Reimbursement	0.07%[3]	0.08%[3]	0.07%[3]	0.02%[3]	0.07%[4]	0.08%[4]	0.07%[4]	0.02%[4]	0.07%[4]	0.08%[4]	0.07%[4]	0.02%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%[3]	2.13%[3]	1.88%[3]	0.72%[3]	1.00%[4]	2.13%[4]	1.88%[4]	0.72%[4]	1.00%[4]	2.13%[4]	1.88%[4]	0.72%[4]

[1]

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through January 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.00%, Class B shares at 2.13%, Class C shares at 1.88% and Class Y shares at 0.72%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through January 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.00%, Class B shares at 2.13%, Class C shares at 1.88%, and Class I shares at 0.72%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Government Securities Fund, the Ivy Government Securities Fund and the Ivy Government Securities Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Government Securities Fund, the Ivy Government Securities Fund and the Ivy Government Securities Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Government Securities Fund	$523	$744	$984	$1,669
Ivy Government Securities Fund	$523	$744	$984	$1,669
Ivy Government Securities Fund (pro forma, assuming consummation of the Reorganization)	$523	$744	$984	$1,669
Class B Shares
WRA Government Securities Fund	$616	$984	$1,277	$2,249
Ivy Government Securities Fund	$616	$984	$1,277	$2,249
Ivy Government Securities Fund (pro forma, assuming consummation of the Reorganization)	$616	$984	$1,277	$2,249
Class C Shares
WRA Government Securities Fund	$191	$605	$1,046	$2,269
Ivy Government Securities Fund	$191	$605	$1,046	$2,269
Ivy Government Securities Fund (pro forma, assuming consummation of the Reorganization)	$191	$605	$1,046	$2,269

	1 Year	3 Years	5 Years	10 Years
Class Y Shares/Class I Shares
WRA Government Securities Fund	$74	$235	$410	$917
Ivy Government Securities Fund	$74	$235	$410	$917
Ivy Government Securities Fund (pro forma, assuming consummation of the Reorganization)	$74	$235	$410	$917

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Government Securities Fund	$523	$744	$984	$1,669
Ivy Government Securities Fund	$523	$744	$984	$1,669
Ivy Government Securities Fund (pro forma, assuming consummation of the Reorganization)	$523	$744	$984	$1,669
Class B Shares
WRA Government Securities Fund	$216	$684	$1,177	$2,249
Ivy Government Securities Fund	$216	$684	$1,177	$2,249
Ivy Government Securities Fund (pro forma, assuming consummation of the Reorganization)	$216	$684	$1,177	$2,249
Class C Shares
WRA Government Securities Fund	$191	$605	$1,046	$2,269
Ivy Government Securities Fund	$191	$605	$1,046	$2,269
Ivy Government Securities Fund (pro forma, assuming consummation of the Reorganization)	$191	$605	$1,046	$2,269
Class Y Shares/Class I Shares
WRA Government Securities Fund	$74	$235	$410	$917
Ivy Government Securities Fund	$74	$235	$410	$917
Ivy Government Securities Fund (pro forma, assuming consummation of the Reorganization)	$74	$235	$410	$917

WRA Municipal Bond Fund into Ivy Municipal Bond Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2016 for the WRA Municipal Bond Fund and March 31, 2017, for the Ivy Municipal Bond Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Municipal Bond Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on April 1, 2016 and had a year of combined operations.

	WRA Municipal Bond Fund					Ivy Municipal Bond Fund					Ivy Municipal Bond Fund after Reorganization with the WRA Municipal Bond Fund (pro forma combined)
	(Target Fund)					(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	4.25%	None	None		None	4.25%	None	None		None	4.25%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None	1.00%	5.00%	1.00%		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Municipal Bond Fund				Ivy Municipal Bond Fund				Ivy Municipal Bond Fund after Reorganization with the WRA Municipal Bond Fund (pro forma combined)
	(Target Fund)				(Acquiring Fund)

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.43%	0.43%	0.43%	0.43%	0.52%	0.52%	0.52%	0.52%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.21%	0.39%	0.31%	0.28%	0.21%	0.22%	0.21%	0.27%	0.14%	0.20%	0.18%	0.22%
Total Annual Fund Operating Expenses	0.89%[3]	1.82%[3]	1.74%[3]	0.71%[3]	0.98%	1.74%	1.73%	0.79%	0.90%[4]	1.71%	1.69%	0.73%[4]
Fee Waiver and/or Expense Reimbursement	0.05%[3]	0.04%[3]	0.03%[3]	0.01%[3]	None	None	None	None	0.06%[4]	None	None	0.03%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%[3]	1.78%[3]	1.71%[3]	0.70%[3]	0.98%	1.74%	1.73%	0.79%	0.84%[4]	1.71%	1.69%	0.70%[4]

[1]

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through January 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.84%, Class B shares at 1.78%, Class C shares at 1.71% and Class Y shares at 0.70%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 0.84% and Class I shares at 0.70%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Municipal Bond Fund, the Ivy Municipal Bond Fund and the Ivy Municipal Bond Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Municipal Bond Fund, the Ivy Municipal Bond Fund and the Ivy Municipal Bond Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Municipal Bond Fund	$507	$692	$892	$1,470
Ivy Municipal Bond Fund	$521	$724	$944	$1,575
Ivy Municipal Bond Fund (pro forma, assuming consummation of the Reorganization)	$507	$688	$891	$1,475
Class B Shares
WRA Municipal Bond Fund	$581	$869	$1,081	$1,889
Ivy Municipal Bond Fund	$577	$848	$1,044	$1,851
Ivy Municipal Bond Fund (pro forma, assuming consummation of the Reorganization)	$574	$839	$1,028	$1,804
Class C Shares
WRA Municipal Bond Fund	$174	$545	$941	$2,049
Ivy Municipal Bond Fund	$176	$545	$939	$2,041
Ivy Municipal Bond Fund (pro forma, assuming consummation of the Reorganization)	$172	$533	$918	$1,998
Class Y Shares/Class I Shares
WRA Municipal Bond Fund	$72	$226	$394	$882
Ivy Municipal Bond Fund	$81	$252	$439	$978
Ivy Municipal Bond Fund (pro forma, assuming consummation of the Reorganization)	$72	$227	$400	$901

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Municipal Bond Fund	$507	$692	$892	$1,470
Ivy Municipal Bond Fund	$521	$724	$944	$1,575
Ivy Municipal Bond Fund (pro forma, assuming consummation of the Reorganization)	$507	$688	$891	$1,475
Class B Shares
WRA Municipal Bond Fund	$181	$569	$981	$1,889
Ivy Municipal Bond Fund	$177	$548	$944	$1,851
Ivy Municipal Bond Fund (pro forma, assuming consummation of the Reorganization)	$174	$539	$928	$1,804
Class C Shares
WRA Municipal Bond Fund	$174	$545	$941	$2,049
Ivy Municipal Bond Fund	$176	$545	$939	$2,041
Ivy Municipal Bond Fund (pro forma, assuming consummation of the Reorganization)	$172	$533	$918	$1,998
Class Y Shares/Class I Shares
WRA Municipal Bond Fund	$72	$226	$394	$882
Ivy Municipal Bond Fund	$81	$252	$439	$978
Ivy Municipal Bond Fund (pro forma, assuming consummation of the Reorganization)	$72	$227	$400	$901

Comparison of Investment Objectives

Each WRA Fund and its corresponding Ivy Fund have identical investment objectives.

WRA Core Investment Fund and Ivy Core Equity Fund: To seek to provide capital growth and appreciation.

WRA Dividend Opportunities Fund and Ivy Dividend Opportunities Fund: To seek to provide total return.

WRA Energy Fund and Ivy Energy Fund: To seek to provide capital growth and appreciation.

WRA Tax-Managed Equity Fund and Ivy Tax-Managed Equity Fund: To seek to provide growth of capital while minimizing taxable gains and income to shareholders.

WRA Value Fund and Ivy Value Fund: To seek to provide capital appreciation.

WRA Bond Fund and Ivy Bond Fund: To seek to provide current income consistent with preservation of capital.

WRA Global Bond Fund and Ivy Global Bond Fund: To seek to provide a high level of current income. Capital appreciation is a secondary objective.

WRA Government Securities Fund and Ivy Government Securities Fund: To seek to provide current income consistent with preservation of capital.

WRA Municipal Bond Fund and Ivy Municipal Bond Fund: To seek to provide the level of current income consistent with preservation of capital and that is not subject to Federal income tax.

Comparison of Principal Investment Strategies

The principal investment strategies of each WRA Fund is, in general, identical or substantially similar to those of its corresponding Ivy Fund. The following pages provide the principal investment strategies of each WRA Fund and indicate whether its corresponding Ivy Fund has the same principal investment strategies. If the principal investment strategies are not the same, any material differences are highlighted.

For more information concerning investment strategies and restrictions, see the Existing Ivy Fund Prospectus and Shell Ivy Funds Prospectus which accompany this Prospectus/Information Statement.

WRA Core Investment Fund/Ivy Core Equity Fund

The WRA Core Investment Fund and its corresponding Ivy Core Equity Fund have almost identical principal investment strategies (any wording differences between each Fund’s description of principal investment strategies are non-material) that are described as follows:

The Funds seek to achieve their objectives by investing, under normal circumstances, at least 80% of its net assets in equity securities, primarily in common stocks of large-capitalization companies. The Funds seek to invest in companies that their investment managers believe have a dominant market position or sustainable competitive advantage in their industry. Large-capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Funds invest in securities that have the potential for capital appreciation, or that their investment managers expect to resist market decline. Although the Funds primarily invest in securities issued by large-capitalization companies, they may invest in securities issued by companies of any size. The Funds have the ability to invest in securities of companies across the valuation spectrum, including securities issued by growth and value companies.

The investment managers believe that long-term earnings potential relative to market expectations is an important component for stock performance. The investment managers utilize a top-down (assessing the market environment) and a bottom-up (researching individual issuers) analysis in their securities-selection process, and seek to exploit what they believe to be catalysts for multi-year earnings growth in companies that they believe have strong or strengthening competitive advantages. Earnings catalysts are diversified across both thematic and company-specific projections.

From a top-down perspective, the investment managers seek to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. The investment managers consider various thematic catalysts in their analysis, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts. Once a trend or theme is identified, the investment managers seek to invest for the Funds in what their investment managers believe have long-term earnings potential that exceeds market expectations.

Through their bottom-up stock selection, the investment managers search for companies for which they believe market expectations are too low with regard to the ability of the companies to grow their businesses.

In selecting securities for the Funds, the investment managers may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors.

The Funds typically hold a limited number of stocks (generally 40 to 50).

Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

Generally, in determining whether to sell a security, the investment managers use the same type of analysis that they use in buying securities. Among other factors, the investment managers consider whether, in their opinion, the security has fully appreciated according to the investment managers’ forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below the investment managers’ expectations regarding the company’s long-term earnings potential. The investment managers also may sell a security to reduce the Funds’ holdings in that security if that issuer’s competitive advantage has diminished or if the Funds’ portfolio managers lose conviction in a previously identified trend or theme, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Dividend Opportunities Fund/Ivy Dividend Opportunities Fund

The WRA Dividend Opportunities Fund and its corresponding Ivy Dividend Opportunities Fund have almost identical principal investment strategies (any wording differences between each Fund’s description of principal investment strategies are non-material) that are described as follows:

The Funds seek to achieve their objectives by investing primarily in large-capitalization companies, that often are market leaders in their industry, with established operating records that the investment managers believe may accelerate or grow their dividend payout ratio and that also demonstrate favorable prospects for total return. Under normal circumstances, the Funds invest at least 80% of their net assets in dividend-paying equity securities. For this purpose, such securities consist primarily of dividend-paying common stocks. Although the Funds invest primarily in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), they may invest in securities issued by companies of any size. The Funds may invest in securities of companies across the valuation spectrum, including securities by value and growth companies. The Funds typically hold a limited number of stocks (generally 40 to 60).

In selecting securities for the Funds, the investment managers primarily focus on companies that have an above-market dividend yield that is supported by what the investment managers believe are attractive relative and absolute valuations and tends to favor companies that the investment managers believe have the ability to grow their dividends at an average or above-average rate relative to the market. The investment managers also seek to invest in companies that they believe have the potential for strong growth in their dividend payout due to the companies having a low initial payout ratio and a commitment to raising the payout ratio over time, or above-average earnings growth potential which also are supported by what they believe are attractive relative and absolute valuations. The investment managers also considers other factors, which may include the company’s established operating history; financial condition; quality of management; competitive position; capital allocation; business characteristics; growth and profitability opportunities; return on capital; history of improving sales and profits; and stock price as compared to its estimated intrinsic value.

Although the Funds invest primarily in U.S. securities, they may invest up to 25% of their total assets in foreign securities. Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

Generally, in determining whether to sell a security, the investment managers consider many factors, including: changes in economic or market factors in general or with respect to a particular industry or sector, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or its belief in the appreciation possibilities offered by individual securities. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Energy Fund/Ivy Energy Fund

The WRA Energy Fund and its corresponding Ivy Energy Fund have identical principal investment strategies (except that the number of stocks generally held by the Ivy Energy Fund is generally 50 to 65 as compared to 45 to 60 for the WRA Energy Fund) that are described as follows:

The Funds seek to achieve their objectives by investing, under normal circumstances, at least 80% of their net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.

These companies may include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration and production companies, oil and gas storage and transportation companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Funds also may invest in companies that are not within the energy sector that are engaged in the development of products and services to enhance energy efficiency for the users of those products and services.

After conducting a top-down (assessing the market environment) market analysis of the energy industry and geopolitical issues and then identifying trends and sectors, the Funds’ investment managers, uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Funds, focusing on company fundamentals and growth prospects. In general, the Funds emphasize companies that their investment managers believe are strongly managed and can generate above-average, capital growth and appreciation. The Funds invest in a blend of value and growth companies domiciled throughout the world, which may include companies that are offered in initial public offerings (IPOs). While the investment managers typically seek to invest a majority of the Funds’ assets in U.S. securities, the Funds may invest up to 100% of their total assets in foreign securities. The Funds typically hold a limited number of stocks (generally 50 to 65 for the Ivy Fund and 45 to 60 for the WRA Fund).

Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, potentially including companies domiciled or traded or doing business in emerging markets, even if the Funds are not invested directly in such markets.

Generally, in determining whether to sell a security, the investment managers use the same type of analysis that they use in buying securities to determine whether the security has ceased to offer significant growth potential, has sufficiently exceeded its target price, has become undervalued and/or whether the prospects of the issuer have deteriorated. The investment managers also will consider the effect of commodity price trends on certain holdings, poor capital management or whether a company has experienced a change or deterioration in its fundamentals, its valuation or its competitive advantage. The investment managers also may sell a security to take advantage of what they believe are more attractive investment opportunities, to reduce the Funds’ holdings in that security or to raise cash.

WRA Tax-Managed Equity Fund/Ivy Tax-Managed Equity Fund

The WRA Tax-Managed Fund and its corresponding Ivy Tax-Managed Fund have substantially similar principal investment strategies that that differ in some respects and are described as follows:

WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund

Investment Allocation. Same as Ivy Tax-Managed Equity Fund (except for non-material wording differences)	Investment Allocation. Ivy Tax-Managed Equity Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that IICO considers to be high in quality and attractive in their long-term investment potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of common stocks. IICO seeks stocks of growth-oriented companies that it believes have above-average levels of profitability and the ability to sustain growth and profitability over the long term. While the Fund typically invests in the common stocks of large- and mid-capitalization companies, it may invest in companies of any size, any industry or any country in seeking to achieve its objective.

WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund

Management Strategy. Same as Ivy Tax-Managed Equity Fund (except for non-material wording differences)	Management Strategy. IICO manages the Ivy Tax-Managed Equity Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders’ investment returns. IICO typically invests for the long term and primarily utilizes a bottom-up (researching individual issuers) strategy in selecting securities for the Fund and seeks growth-oriented companies that it believes have dominant market positions and/or established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth over long periods of time.

Key Factors. Same as Ivy Tax-Managed Equity Fund.	Key Factors. The key factors IICO typically analyzes may include the strength of a company’s business model using quantitative factors, such as strong or improving gross margins, return on capital measures and free cash flow. Qualitative factors also may be used when analyzing a business model, such as brand equity, proprietary technology, economies of scale, threat of substitute products and the interaction and bargaining power between a company, its customers, suppliers and competitors. Additional analysis may include various valuation

WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund
techniques to determine what IICO believes to be the potential value of a specific security. The Ivy Tax-Managed Equity Fund typically holds a limited number of stocks (generally 40 to 60).

Exposure to Foreign Markets. Same as Ivy Tax-Managed Equity Fund.	Exposure to Foreign Markets. Many of the companies in which the Ivy Tax-Managed Equity Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Selling Securities. Same as Ivy Tax-Managed Equity Fund except that the WRA Fund also discloses: Another reason for selling a security may include a structural change in an industry that impacts a company’s market position.	Selling Securities. When deciding to sell a security, IICO considers the negative tax impact of realizing a capital gain and, if applicable, the positive tax impact of realizing a capital loss. However, IICO may sell a security at a realized gain if it believes that the potential tax cost is outweighed by the risk of continuing to own the security, to reduce the Ivy Tax-Managed Equity Fund’s holding in that security, or to take advantage of what it believes are more attractive investment opportunities. Another reason for selling a security may include a structural change in an industry that impacts a company’s market position.

WRA Value Fund/Ivy Value Fund

The WRA Value Fund and its corresponding Ivy Value Fund have identical principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing in the common stocks of primarily large-capitalization companies that the Funds’ investment managers, believe are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by the investment managers and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Funds primarily invest in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), they may invest in securities issued by companies of any size. The Funds seek to be diversified across various industries in an effort to manage risk, and in an attempt to limit excess volatility.

To identify securities for the Funds, the investment managers primarily utilize fundamental, bottom-up (researching individual issuers) research while considering top-down (assessing the market environment) and quantitative analyses. The investment managers primarily determine the estimated intrinsic value of companies based on cash flow generation, but the investment managers may consider other valuation factors, such as price to earnings and price to book value. The investment managers also consider other operational factors of a company, including, among others, asset growth, changes in share count, and changes in working capital. The Funds emphasize companies that the investment managers believe have clearly identifiable catalysts that will help the companies achieve their estimated intrinsic values. The Funds typically hold a limited number of stocks (generally 30 to 45).

Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

The investment managers typically will sell a stock when, in the investment managers’ opinion, it reaches an acceptable price, its fundamental characteristics have changed or it has performed below the investment managers’ expectations. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Bond Fund/Ivy Bond Fund

The WRA Bond Fund and its corresponding Ivy Bond Fund have identical principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing, under normal circumstances, at least 80% of their net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). The Funds invest in a variety of primarily investment grade debt securities (including bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Funds’ investment managers, to be of comparable quality), which include corporate debt securities, mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other asset-backed securities. Certain of the mortgage-backed securities in which the Funds may invest are not backed by the full faith and credit of the U.S. government and, like other asset-backed securities in which the Funds may invest, may be backed only by the pool of assets pledged as security for the transaction. The Funds have no limitations regarding the maturity, duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies of any size, in a variety of sectors and industries. The Funds may invest significantly in debt securities payable from the same sector.

In selecting debt securities for the Funds, the investment managers initially utilize a top-down (assessing the market environment) viewpoint by looking at broad economic and financial trends in an effort to anticipate their impact on the fixed-income market and then conducts a bottom-up (researching individual issuers) analysis that considers yield and relative safety of a security. The investment managers also may look at many other factors, including the issuer’s past, present and estimated future: financial strength; cash flow; management; borrowing requirements; and responsiveness to changes in interest rates and business conditions. Additionally, the investment managers may consider the maturity of the obligation and the size or nature of the bond issue.

Generally, in determining whether to sell a security, the investment managers use the same type of analysis that it uses in buying securities. For example, the investment managers may sell a holding if, in the investment managers’ opinion, the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Global Bond Fund/Ivy Global Bond Fund

The WRA Global Bond Fund and its corresponding Ivy Global Bond Fund have identical principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing, under normal circumstances, at least 80% of its net assets in diversified portfolios of bonds of foreign and U.S. issuers. The Funds may invest in debt securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets, as well as in debt securities issued by foreign or U.S. governments. The Funds may invest up to 100% of their total assets in foreign securities and in securities denominated in currencies other than the U.S. dollar. The Funds may invest in securities of any maturity.

Under normal circumstances, the Funds invest at least 40% (or, if their investment managers deem it warranted by market conditions, at least 30%) of their total assets in securities of non-U.S. issuers. Under normal circumstances, each Fund will allocate its assets among at least three different countries (one of which may be the United States).

The Funds may invest in both investment and non-investment grade securities. They may invest up to 100% of their total assets in non-investment grade bonds, commonly called “high yield” or “junk” bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the investment managers to be of comparable quality. The Funds will invest in non-investment grade securities only if the investment managers deem the risks to be consistent with the Funds’ objectives. The Funds also may invest in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital appreciation.

Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

The investment managers may look at a number of factors in selecting securities for the Funds’ portfolios, including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile and market share of the issuer; and analysis of the issuer’s profit history through various economic cycles.

Generally, in determining whether to sell a security, the investment managers continue to analyze the factors considered for buying the security. The investment managers also consider their assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. The investment managers may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Government Securities Fund/Ivy Government Securities Fund

The WRA Government Securities Fund and its corresponding Ivy Government Securities Fund have identical principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing exclusively in diversified portfolios of U.S. government securities. U.S. government securities include: U.S. Treasury (Treasury) obligations, such as bills, bonds and notes; obligations issued or guaranteed as to principal and interest by the Treasury, and certain U.S. government agencies or instrumentalities, such as Government National Mortgage Association (Ginnie Mae); obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury; and obligations of U.S. government-sponsored entities that are neither issued nor guaranteed by the U.S. government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae). The Funds may invest in mortgage-backed securities issued by U.S. government-sponsored entities or agencies or instrumentalities of U.S. government agencies. The Funds have no limitations on the range of maturities of the debt securities in which it may invest.

The investment managers may look at a number of factors in selecting securities for the Funds’ portfolios. These include utilizing economic research and analyzing interest rate trends to determine which types of securities to emphasize at a given time.

Generally, in determining whether to sell a security, the investment managers use the same type of analysis that they use when buying securities to determine whether the security continues to be a desired investment for the Funds. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Municipal Bond Fund/Ivy Municipal Bond Fund

The WRA Municipal Bond Fund and its corresponding Ivy Municipal Bond Fund have almost identical principal investment strategies (any wording differences between each Fund’s description of principal investment strategies are non-material) that are described as follows:

The Funds seek to achieve their objectives by investing, under normal circumstances, at least 80% of their net assets in municipal bonds. The Funds mainly invest in municipal bonds of investment grade and of any maturity. Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is excludable from gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item (Tax Preference Item) for purposes of the Federal alternative minimum tax (AMT). Investment grade debt securities include debt securities rated BBB- or higher by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Funds’ investment managers, to be of comparable quality.

The Funds diversify their holdings between two main types of municipal bonds:

•	general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority.

•

revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The investment managers primarily utilize a cautious top-down (assessing the market environment) management style that de-emphasizes aggressive interest rate strategies. The investment managers attempt to enhance the Funds’ performance by utilizing opportunities presented by the shape and slope of the yield curve, while typically striving to keep the overall duration of the Funds within a range of plus or minus twenty percent (20%) relative to the Funds’ stated benchmark. As an overlay to this core strategy, the investment managers attempt to identify and capitalize on relative value opportunities that exist between sectors, states (including U.S. possessions), security structures and ratings categories. The investment managers monitor relative attractiveness to other taxable fixed-income asset classes, as well as municipal market supply/demand patterns and other technical factors, in seeking to identify opportunities for the Funds.

The investment managers may look at a number of factors in selecting securities for the Funds’ portfolios. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

The investment managers seek to emphasize prudent diversification among sectors, states, security structures, position sizes and ratings categories, in an attempt to reduce overall portfolio risk and performance volatility as well as to emphasize capital preservation. However, the Funds may invest significantly in municipal bonds payable from revenues derived from similar projects, such as those in the health care, transportation and utility sectors.

Generally, in determining whether to sell a security, the investment managers use the same type of analysis that they use when buying securities to determine whether the security continues to be a desired investment for the Funds. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

Comparison of Principal Investment Risks

Like all investments, an investment in each Fund involves risk. All of the principal investment risks applicable to a WRA Fund are identical to its corresponding Ivy Fund as listed below. As previously noted, a WRA Fund and its corresponding Ivy Fund have the same investment objective and substantially similar principal investment strategies. An investment in a WRA Fund involves the same risks as an investment in its corresponding Ivy Fund. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk.

As with any mutual fund, the value of a Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of a Fund and prevent it from achieving its objective.

The following pages lists the risks of each WRA Fund and its corresponding Ivy Fund. See Appendix C – “Descriptions of Principal Investment Risks” for more information about each risk.

WRA Core Investment Fund/Ivy Core Equity Fund

Catalyst Risk	Company Risk	Foreign Exposure Risk	Growth Stock Risk	Holdings Risk

Large Company Risk	Management Risk	Market Risk	Sector Risk	Theme Risk

Value Stock Risk

WRA Dividend Opportunities Fund/Ivy Dividend Opportunities Fund

Company Risk	Dividend-Paying Stock Risk	Foreign Exposure Risk	Foreign Securities Risk	Growth Stock Risk

Holdings Risk	Large Company Risk	Management Risk	Market Risk	Sector Risk

Value Stock Risk

WRA Energy Fund/Ivy Energy Fund

Company Risk	Concentration Risk	Emerging Market Risk	Energy Sector Risk	Foreign Exposure Risk

Foreign Securities Risk	Growth Stock Risk	Holdings Risk	Initial Public Offering Risk	Management Risk

Market Risk	Value Stock Risk

WRA Tax-Managed Equity Fund/Ivy Tax-Managed Equity Fund

Company Risk	Foreign Exposure Risk	Growth Stock Risk	Holdings Risk	Large Company Risk

Management Risk	Market Risk	Mid-Size Company Risk	Sector Risk	Tax-Managed Strategy Risk

WRA Value Fund/Ivy Value Fund

Catalyst Risk	Company Risk	Foreign Exposure Risk	Holdings Risk	Large Company Risk

Management Risk	Market Risk	Sector Risk	Value Stock Risk

WRA Bond Fund/Ivy Bond Fund

Company Risk	Credit Risk	Extension Risk	Income Risk	Interest Rate Risk

Liquidity Risk	Management Risk	Market Risk	Mortgage-Backed and Asset-Backed Securities Risk	Non-Agency Securities Risk

Reinvestment Risk	Sector Risk	U.S. Government Securities Risk

WRA Global Bond Fund/Ivy Global Bond Fund

Capital Repatriation Risk	Company Risk	Credit Risk	Emerging Market Risk	Extension Risk

Foreign Currency Risk	Foreign Exposure Risk	Foreign Securities Risk	Income Risk	Interest Rate Risk

Loan Risk	Low-Rated Securities Risk	Management Risk	Market Risk	Reinvestment Risk

Small Company Risk	U.S. Government Securities Risk

WRA Government Securities Fund/Ivy Government Securities Fund

Credit Risk	Extension Risk	Interest Rate Risk	Management Risk	Market Risk

Mortgage-Backed and Asset-Backed Securities Risk	Reinvestment Risk	Sector Risk	U.S. Government Securities Risk

WRA Municipal Bond Fund/Ivy Municipal Bond Fund

Alternative Minimum Tax Risk	Credit Risk	Extension Risk	Focus Risk	Income Risk

Interest Rate Risk	Management Risk	Market Risk	Political, Legislative or Regulatory Risk	Reinvestment Risk

Taxability Risk

Comparison of Fundamental Investment Restrictions

Fundamental investment restrictions cannot be changed without shareholder approval of the affected Fund. Each WRA Fund and its corresponding Ivy Fund have the same fundamental investment restriction regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or commodities, issuing series securities, and concentrating in an industry. Under normal circumstances, both the WRA Energy Fund and the corresponding Ivy Energy Fund will concentrate its investments in the energy industry. The WRA Energy Fund and the corresponding Ivy Energy Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction. In addition, the WRA

Municipal Bond Fund and its corresponding Ivy Municipal Bond Fund each have a fundamental investment policy of investing 80% of its net assets in municipal bonds.

Comparison of Fund Performance

The table below provides some indication of the risks of investing in a Reorganizing WRA Fund and its corresponding Existing Ivy Fund. The table shows the average annual total returns (before taxes) of Class A, Class B, Class C, and Class Y shares of a Reorganizing WRA Fund and Class A, Class B, Class C and Class I shares of its corresponding Existing Ivy Fund. The returns reflect the maximum applicable sales charges for a Fund. Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results of those periods would have been lower.

A Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com for the WRA Funds and www.ivyinvestments.com for the Existing Ivy Fund’s updated performance.

WRA Core Investment Fund/Ivy Core Equity Fund
Average Annual Total Return (Before Taxes) As of June 30, 2017	1 Year	5 Years	10 Years
WRA Core Investment Fund Class A	4.24%	10.02%	6.35%
Ivy Core Equity Fund Class A	4.12%	9.70%	6.05%
WRA Core Investment Fund Class B	5.51%	9.90%	5.98%
Ivy Core Equity Fund Class B	5.43%	9.79%	5.83%
WRA Core Investment Fund Class C	9.67%	10.27%	5.95%
Ivy Core Equity Fund Class C	9.72%	10.16%	5.86%
WRA Core Investment Fund Class Y	10.95%	11.62%	7.30%
Ivy Core Equity Fund Class I	10.87%	11.34%	7.07%

WRA Dividend Opportunities Fund/Ivy Dividend Opportunities Fund
Average Annual Total Return (Before Taxes) As of June 30, 2017	1 Year	5 Years	10 Years
WRA Dividend Opportunities Fund Class A	4.34%	9.25%	3.93%
Ivy Dividend Opportunities Fund Class A	4.37%	9.17%	4.10%
WRA Dividend Opportunities Fund Class B	5.32%	9.14%	3.65%
Ivy Dividend Opportunities Fund Class B	5.85%	9.46%	3.96%
WRA Dividend Opportunities Fund Class C	9.77%	9.63%	3.64%
Ivy Dividend Opportunities Fund Class C	9.95%	9.72%	4.00%
WRA Dividend Opportunities Fund Class Y	11.05%	10.92%	4.92%
Ivy Dividend Opportunities Fund Class I	11.02%	10.81%	5.08%

WRA Energy Fund/Ivy Energy Fund
Average Annual Total Return (Before Taxes) As of June 30, 2017	1 Year	5 Years	10 Years
WRA Energy Fund Class A	(16.82)%	(1.40)%	(1.48)%
Ivy Energy Fund Class A	(16.77)%	(1.63)%	(1.51)%
WRA Energy Fund Class B	(16.60)%	(1.80)%	(1.80)%
Ivy Energy Fund Class B	(15.88)%	(1.50)%	(1.61)%
WRA Energy Fund Class C	(12.53)%	(1.07)%	(1.70)%
Ivy Energy Fund Class C	(12.24)%	(1.07)%	(1.59)%
WRA Energy Fund Class Y	(11.38)%	0.26%	(0.36)%
Ivy Energy Fund Class I	(11.38)%	(0.05)%	(0.54)%

WRA Tax-Managed Equity Fund/Ivy Tax-Managed Equity Fund
Average Annual Total Return (Before Taxes) As of June 30, 2017	1 Year	5 Years	10 Years/Since Inception
WRA Tax-Managed Equity Fund Class A	8.84%	12.58%	8.04%
Ivy Tax-Managed Equity Fund Class A	8.62%	12.09%	12.18	%**
WRA Tax-Managed Equity Fund Class B	10.17%	12.62%	7.84%
Ivy Tax-Managed Equity Fund Class B	10.40%	12.55%	12.30	%**
WRA Tax-Managed Equity Fund Class C	14.45%	12.90%	7.71%
Ivy Tax-Managed Equity Fund Class C	14.40%	12.61%	12.24	%**
WRA Tax-Managed Equity Fund Class Y	15.62%	N/A *	13.21	%*
Ivy Tax-Managed Equity Fund Class I	15.50%	13.72%	7.96%

*	Class commenced operations June 10, 2016.
**	Inception date: May 18, 2009

WRA Value Fund/Ivy Value Fund
Average Annual Total Return (Before Taxes) As of June 30, 2017	1 Year	5 Years	10 Years
WRA Value Fund Class A	13.26%	11.69%	4.80%
Ivy Value Fund Class A	12.94%	11.53%	4.70%
WRA Value Fund Class B	14.67%	11.56%	4.49%
Ivy Value Fund Class B	14.63%	11.65%	4.33%
WRA Value Fund Class C	19.04%	12.04%	4.46%
Ivy Value Fund Class C	19.09%	12.09%	4.53%
WRA Value Fund Class Y	20.58%	13.43%	5.86%
Ivy Value Fund Class I	20.25%	13.24%	5.80%

WRA Global Bond Fund/Ivy Global Bond Fund
Average Annual Total Return (Before Taxes) As of June 30, 2017	1 Year	5 Years	10 Years/Since Inception
WRA Global Bond Fund Class A	(1.91)%	0.86%	3.05%
Ivy Global Bond Fund Class A	(0.96)%	1.21%	2.32	%*
WRA Global Bond Fund Class B	(1.64)%	0.50%	2.74%
Ivy Global Bond Fund Class B	0.16%	1.45%	2.31	%*
WRA Global Bond Fund Class C	3.17%	1.21%	2.81%
Ivy Global Bond Fund Class C	4.27%	1.65%	2.22	%*
WRA Global Bond Fund Class Y	4.12%	2.43%	4.06%
Ivy Global Bond Fund Class I	5.32%	2.67%	3.24	%*

*	Inception Date: April 4, 2008

WRA Municipal Bond Fund/Ivy Municipal Bond Fund
Average Annual Total Return (Before Taxes) As of June 30, 2017	1 Year	5 Years	10 Years/Since Inception
WRA Municipal Bond Fund Class A	(4.30)%	1.80%	4.08%
Ivy Municipal Bond Fund Class A	(5.13)%	1.50%	3.58%
WRA Municipal Bond Fund Class B	(5.00)%	1.52%	3.71%
Ivy Municipal Bond Fund Class B	(5.52)%	1.42%	3.39%
WRA Municipal Bond Fund Class C	(1.05)%	1.81%	3.61%
Ivy Municipal Bond Fund Class C	(1.65)%	1.61%	3.25%
WRA Municipal Bond Fund Class Y*	(0.09)%	N/A *	N/A *
Ivy Municipal Bond Fund Class I	(0.71)%	2.59%	4.18%**

*	Class commenced operations June 10, 2016.
**	Inception Date: November 4, 2009.

Management of the Funds

Investment Manager:

Each WRA Fund is managed by WRIMCO. Each Existing Ivy Fund is, and each Shell Ivy Fund will be, managed by IICO. IICO will remain the investment manager of the Ivy combined Funds after the Reorganization.

The address of WRIMCO and IICO is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Both WRIMCO and IICO are an indirect, wholly owned subsidiary of Waddell & Reed, a publicly held company.

The following table shows the contractual investment management fee ratios for each WRA Fund and its corresponding Ivy Fund and the net investment management fees paid by each Fund for its last fiscal year.

WRA Core Investment Fund

0.70% of net assets up to $1 billion,

0.65% of net assets over $1 billion and up to $2 billion,

0.60% of net assets over $2 billion and up to $3 billion,

0.55% of net assets over $3 billion and up to $5 billion,

0.525% of net assets over $5 billion and up to $6 billion, and

0.50% of net assets over $6 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017:     %

Ivy Core Equity Fund

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion and up to $5 billion;

0.525% of net assets over $5 billion and up to $6 billion;

0.50% of net assets over $6 billion and up to $10 billion; and

0.49% of net assets over $10 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.70%

WRA Dividend Opportunities Fund

0.70% of net assets up to $1 billion,

0.65% of net assets over $1 billion and up to $2 billion,

0.60% of net assets over $2 billion and up to $3 billion, and

0.55% of net assets over $3 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017:     %

Ivy Dividend Opportunities Fund

0.70% of net assets up to $1 billion; 0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion and up to $5 billion;

0.54% of net assets over $5 billion and up to $10 billion; and 0.53% of net assets over $10 billion

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.70%

WRA Energy Fund

0.85% of net assets up to $1 billion,

0.83% of net assets over $1 billion and up to $2 billion,

0.80% of net assets over $2 billion and up to $3 billion, and

0.76% of net assets over $3 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017:     %

Ivy Energy Fund

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion;

0.76% of net assets over $3 billion and up to $5 billion;

0.75% of net assets over $5 billion and up to $10 billion; and

0.74% of net assets over $10 billion

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.85%

WRA Tax-Managed Equity Fund

0.65% of net assets up to $1 billion,

0.60% of net assets over $1 billion and up to $2 billion,

0.55% of net assets over $2 billion and up to $3 billion, and

0.50% of net assets over $3 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017:     %

Ivy Tax-Managed Equity Fund

0.65% of net assets up to $1 billion;

0.60% of net assets over $1 billion and up to $2 billion;

0.55% of net assets over $2 billion and up to $3 billion;

0.50% of net assets over $3 billion and up to $5 billion;

0.495% of net assets over $5 billion and up to $10 billion; and

0.49% of net assets over $10 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.65%

WRA Value Fund

0.70% of net assets up to $1 billion,

0.65% of net assets over $1 billion and up to $2 billion,

0.60% of net assets over $2 billion and up to $3 billion, and

0.55% of net assets over $3 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017:     %

Ivy Value Fund

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion and up to $5 billion;

0.545% of net assets over $5 billion and up to $10 billion; and

0.54% of net assets over $10 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.70%

WRA Bond Fund

0.475% of net assets up to $1 billion;

0.45% of net assets over $1 billion and up to $1.5 billion; and

0.40% of net assets over $1.5 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended September 30, 2016: 0.47%

Ivy Bond Fund*

0.475% of net assets up to $1 billion;

0.45% of net assets over $1 billion and up to $1.5 billion; and

0.40% of net assets over $1.5 billion.

*The Ivy Bond Fund is new and has not yet commenced operations.

WRA Global Bond Fund

0.625% of net assets up to $500 million;

0.60% of net assets over $500 million and up to $1 billion;

0.55% of net assets over $1 billion and up to $1.5 billion; and

0.50% of net assets over $1.5 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended September 30, 2016: 0.59%

Ivy Global Bond Fund

0.625% of net assets up to $500 million;

0.60% of net assets over $500 million and up to $1 billion;

0.55% of net assets over $1 billion and up to $1.5 billion;

0.50% of net assets over $1.5 billion and up to $5 billion;

0.49% of net assets over $5 billion and up to $10 billion; and

0.48% of net assets over $10 billion

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.59%

WRA Government Securities Fund

0.50% of net assets up to $500 million;

0.45% of net assets over $500 million and up to $1 billion;

0.40% of net assets over $1 billion and up to $1.5 billion; and

0.35% of net assets over $1.5 billion

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended September 30, 2016: 0.46%

Ivy Government Securities Fund*

0.50% of net assets up to $500 million;

0.45% of net assets over $500 million and up to $1 billion;

0.40% of net assets over $1 billion and up to $1.5 billion; and

0.35% of net assets over $1.5 billion

*The Ivy Government Securities Fund is new and has not yet commenced operations.

WRA Municipal Bond Fund

0.525% of net assets up to $500 million;

0.50% of net assets over $500 million and up to $1 billion;

0.45% of net assets over $1 billion and up to $1.5 billion; and

0.40% of net assets over $1.5 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended September 30, 2016: 0.41%

Ivy Municipal Bond Fund

0.525% of net assets up to $500 million;

0.50% of net assets over $500 million and up to $1 billion;

0.45% of net assets over $1 billion and up to $1.5 billion;

0.40% of net assets over $1.5 billion and up to $5 billion;

0.395% of net assets over $5 billion and up to $10 billion;

0.39% of net assets over $10 billion and up to $15 billion; and

0.385% of net assets over $15 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.52%

Portfolio Managers:

Each of the WRA Funds will be reorganizing into a corresponding Ivy Fund that has the same portfolio manager team. The current portfolio manager listed for each Ivy Fund will continue to manage the Ivy Fund following the Reorganization.

WRA Fund	Portfolio Managers	Ivy Fund	Portfolio Managers
WRA Core Investment Fund	Erik R. Becker Gustaf C. Zinn	Ivy Core Equity Fund	Same
WRA Dividend Opportunities Fund	Christopher J. Parker	Ivy Dividend Opportunities Fund	Same
WRA Energy Fund	David P. Ginther Michael T. Wolverton	Ivy Energy Fund	Same
WRA Tax-Managed Equity Fund	Bradley M. Klapmeyer	Ivy Tax-Managed Equity Fund	Same
WRA Value Fund	Matthew T. Norris	Ivy Value Fund	Same

WRA Fund	Portfolio Managers	Ivy Fund	Portfolio Managers
WRA Bond Fund	Rick Perry	Ivy Bond Fund	Same
WRA Global Bond Fund	Mark G. Beischel	Ivy Global Bond Fund	Same
WRA Government Securities Fund	Rick Perry	Ivy Government Securities Fund	Same
WRA Municipal Bond Fund	Bryan J. Bailey	Ivy Municipal Bond Fund	Same

Principal Underwriter:

The address of the WRA Funds’ principal underwriter, WRI, and Ivy Funds’ principal underwriter, IDI, is 6300 Lamar Avenue, Overland Park, Kansas 66201.

Other Service Providers:

The WRA Funds and the Ivy Funds have the same service providers. Upon completion of the Reorganization, the Ivy Funds will continue to engage its existing service providers. Following are the names and addresses of certain service providers for the WRA Funds and the Ivy Funds.

WRA FUNDS and IVY FUNDS
Accounting Services Agent and Transfer Agent	Waddell & Reed Services Company (DBA WI Services Company) 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Custodian	Bank of New York Mellon One Wall Street New York, NY 10286

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1100 Walnut Street, Suite 3300 Kansas City, Missouri 64106

Share Class Characteristics, Shareholder Transactions and Services

Generally, the sales charge, redemption fee, distribution plan and administrative services plan structures for the WRA Funds and Ivy Funds are identical. The WRA Funds’ and Ivy Funds’ purchase, redemption, exchange, dividend and other policies and procedures are substantially similar. For more information, see the sections below and the Existing Ivy Funds Prospectus and Shell Ivy Funds Prospectus that accompanies this Prospectus/Information Statement.

Purchase, Exchange, and Redemption Procedures:

Procedures for and policies relating to the purchase, exchange and redemption of each Fund’s shares are substantially similar. For more detailed information you should refer to the section entitled “Your Account” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Ivy Funds’ shares that can be found in the Existing Ivy Funds Prospectus and Shell Ivy Funds Prospectus that accompanies this Prospectus/Information Statement and is incorporated by reference herein.

If you purchase a WRA Fund or Ivy Fund through a broker-dealer or other financial intermediary (such as a bank), a WRA Fund, WRIMCO and/or its affiliates, or an Ivy Fund, IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Rule 12b-1 Plans

Both the WRA Funds and Ivy Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act with respect to certain classes of shares (the “Distribution Plan”). Each Distribution Plan permits a Fund to pay marketing and other fees to support the sale and distribution of each class of shares as well as the services provided to shareholders by their financial advisors or financial intermediaries. The following chart summarizes the Distribution Plan for Class A, Class B and Class C Shares.

WRA Funds Rule 12b-1 Plans	Ivy Funds Rule 12b-1 Plans

Class A Plan

A WRA Fund may pay WRI a fee of up to 0.25%, on an annual basis, of the average daily net assets of that Fund’s Class A shares. This fee is to compensate WRI for, either directly or through third parties, distributing the WRA Fund’s Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts.

For each of the WRA Core Investment Fund, WRA Tax-Managed Equity Fund, WRA Bond Fund, WRA Government Securities Fund, and WRA Municipal Bond Fund, the WRA Trust Board has limited payments under the WRA Funds’ Distribution Plan to 0.249%, 0.236%, 0.237%, 0.232%, and 0.237% respectively, of the WRA Fund’s average net Class A assets on an annual basis.

Class A Plan

An Ivy Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of that Fund’s Class A shares. This fee is to compensate IDI for, either directly or through third parties, distributing the Fund’s Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts.

Class B and Class C Plans

A WRA Fund may pay WRI, on an annual basis, a maximum service fee of 0.25% of the average daily net assets of that class to compensate WRI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a maximum distribution fee of up to 0.75% of the average daily net assets of that class to compensate WRI for, either directly or through third parties, distributing shares of that class.

Class B and Class C Plans

An Ivy Fund may pay IDI, on an annual basis, a maximum service fee of 0.25% of the average daily net assets of Class B and Class C shares to compensate IDI for, either directly or through third parties, providing personal service to shareholders of those classes and/or maintaining shareholder accounts for those classes and a maximum distribution fee of up to 0.75% of the average daily net assets of those classes to compensate IDI for, either directly or through third parties, distributing shares of those classes.

Comparison of Dividends and Other Distribution Schedules

Each of the WRA Funds and Ivy Funds distributes substantially all of its net investment income and net realized capital gains to its shareholders each year. Usually, the Funds distribute net investment income at the following times:

WRA Funds	Ivy Funds
Declared daily and paid monthly: • WRA Government Securities Fund	Declared daily and paid monthly: • Ivy Government Securities Fund

Declared monthly: • WRA Bond Fund • WRA Global Bond Fund • WRA Municipal Bond Fund	Declared monthly and paid monthly: • Ivy Bond Fund • Ivy Global Bond Fund Declared daily and paid monthly: • Ivy Municipal Bond Fund

Declared quarterly in March, June, September and December: • WRA Dividend Opportunities Fund • WRA Core Investment Fund	Declared quarterly in March, June, September and December: • Ivy Dividend Opportunities Fund Declared annually in December: • Ivy Core Equity Fund

Declared annually in December: • WRA Energy Fund • WRA Tax-Managed Equity Fund • WRA Value Fund	Declared annually in December: • Ivy Energy Fund • Ivy Tax-Managed Equity Fund Declared quarterly in March, June, September and December: • Ivy Value Fund

A Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case you may be taxed upon withdrawal of monies from the tax-deferred arrangement.

For more information about dividends, distributions and the tax implications of investing in the Ivy Fund, please see the section entitled “Distribution and Taxes” in the Existing Ivy Funds Prospectus and Shell Ivy Funds Prospectus that accompany this Prospectus/Information Statement and is incorporated by reference herein.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each WRA Fund is a series of the WRA Trust, a Delaware statutory trust. Each WRA Fund will reorganize into a corresponding Ivy Fund which is a series of the Ivy Trust, a Delaware statutory trust. The following is a discussion of certain provisions of the governing instruments and governing laws of the WRA Funds and the Ivy Funds, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s shareholder reports and its governing instruments. The governing instruments are exhibits to the WRA Trust’s and Ivy Trust’s respective registration statements filed with the SEC.

Organization. Each WRA Fund is a series of the WRA Trust, a Delaware statutory trust pursuant to the Delaware Statutory Trust Act (the “Delaware Act”). The WRA Trust is governed by the WRA Trust Instrument and its By-laws (the “WRA By-laws”), each as may be amended from time to time, and its business affairs are managed under the supervision of the WRA Trust Board. Each Ivy Fund is a series of the Ivy Trust, a Delaware statutory trust pursuant to the Delaware Act. The Ivy Trust is governed by its Agreement and Declaration of Trust (“Ivy Declaration of Trust”) and its By-laws (the, “Ivy By-laws”), and its business affairs are managed under the supervision of the Ivy Trust Board.

Shares. The WRA Trust Board and the Ivy Trust Board have the power to issue shares with or without par value, as the Trustees shall determine, and such issuance does not require shareholder approval. The governing instruments of the WRA Funds and the Ivy Funds provides that the amount of shares that the WRA Funds and Ivy Funds each may issue is unlimited. Shares issued pursuant to the WRA Trust Instrument or the Ivy Declaration of Trust shall be fully paid and non-assessable. Shares of the WRA Funds and the Ivy Funds have no preemptive rights.

Composition of the Board of Trustees. The number of Trustees of the WRA Trust may be fixed from time to time by a majority of the WRA Trust Board, provided, however, that there shall be at least two Trustees. The WRA Trust Board currently has eleven Trustees (nine “independent” Trustees and two “interested” Trustees). The number of Trustees of the Ivy Trust may be fixed from time to time by the Trustees, provided, however, that there shall be at least one Trustee. The Ivy Trust currently has ten trustees (nine “independent” Trustees and one “interested” trustee). Each Trustee of the WRA Trust and the Ivy Trust may serve during the continued lifetime of their respective Trust until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed or is incapacitated as provided by the WRA Trust Instrument or Ivy Declaration of Trust, respectively.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. The WRA Funds and the Ivy Funds are not required to hold annual meetings of shareholders, except as required by law.

The governing instruments of the WRA Trust provide that meetings of shareholders may be called by the secretary whenever ordered by the chairman of the WRA Trust Board, the president, or by a majority of the WRA Trust Board, and shall be called by the secretary upon written request of the shareholders entitled to vote not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of all the outstanding votes entitled to be voted at such meeting, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on; and (b) the shareholders requesting such meeting shall have paid to the WRA Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.

The governing instruments of the Ivy Trust provide that meetings of shareholders may be called by the secretary whenever ordered by the chairman of the Ivy Trust Board, the president, or by a majority of the Ivy Trust Board, and shall be called by the secretary upon written request of the shareholders entitled to vote not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of the total combined votes of all shares of the Ivy Trust issued and outstanding, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on; and (b) the shareholders requesting such meeting shall have paid to the Ivy Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.

Submission of Shareholder Proposals. Neither the WRA Funds nor the Ivy Funds have provisions in their respective governing instruments that require shareholders to provide advance notice in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the WRA Funds and the Ivy Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the WRA Funds and the Ivy Funds are limited to only those matters, including the nomination and election of trustees, that are properly brought before the meeting. These requirements are intended to provide the WRA Trust Board and the Ivy Trust Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.

Number of Votes; Aggregate Voting. The governing instruments of both the WRA Funds and the Ivy Funds provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Shareholders of the WRA Funds and the Ivy Funds are not entitled to cumulative voting in the election of Trustees. The governing instruments of both the WRA Funds and the Ivy Funds provide that all shares shall be voted in aggregate, except (a) when required by the 1940 Act, shares shall be voted by individual series or class; (b) when the matter involves any action that the Trustees have determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (c) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon.

Derivative Actions. The WRA Funds do not have provisions in their governing instruments regarding derivative actions. Shareholders of the WRA Funds may bring a derivative action on behalf of the WRA Trust according to the requirements set forth in Chapter 3816 of the Delaware Act, which requires a pre-suit demand upon the WRA Trust Board, unless a demand is not required because such demand is not likely to succeed.

The Ivy Declaration of Trust states that, in addition to the requirements set forth in Section 3816 of the Delaware Act, a shareholder may bring a derivative action on behalf of the Ivy Trust only if several conditions are met. These conditions include, among other things, a pre-suit demand upon the Ivy Trust Board and, unless a demand is not required because such demand is not likely to succeed, shareholders who hold at least 10% of the outstanding shares of the Ivy Trust or the series or class to which the claim relates must join in the demand for the Ivy Trust Board to commence an action, and the Ivy Trust Board must be afforded a reasonable time to consider such shareholder request and to investigate the basis of the claim.

Right to Vote. The 1940 Act provides that shareholders of the WRA Funds and the Ivy Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives, or restrictions deemed to be fundamental. Shareholders of the WRA Funds and Ivy Funds also have the right to vote on certain matters affecting the WRA Funds and the Ivy Funds or a particular share class thereof under their respective governing instruments and the Delaware Act. Shareholders of the WRA Funds, and Ivy Funds, as applicable have the right to vote only (a) for the election or removal of trustees; (b) with respect to such additional matters relating to the WRA Trust or Ivy Trust as may be required by federal law, including the 1940 Act, or any registration of the WRA Trust or Ivy Trust with the SEC (or any successor agency) or any state; and (c) as the WRA Trust or Ivy Trust Board may otherwise consider necessary or desirable in their sole discretion.

Quorum and Voting. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of (a) 67% or more of the outstanding voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding voting securities entitled to vote.

For both the WRA Trust and the Ivy Trust, except when a larger quorum is required by federal law, the presence in person or by proxy of shareholders owning shares representing one-third or more of the total combined votes of all shares of each series or class, or of the WRA Trust or Ivy Trust, as applicable, entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting with respect to such series or class or with respect to the entire WRA Trust or Ivy Trust, respectively. At all meetings of the shareholders, a quorum being present, the Trustees shall be elected by a vote of a plurality of the votes cast by shareholders present in person or by proxy and all other matters shall be decided by a majority of the shareholders present in person or by proxy. If the WRA Trust Instrument or Ivy Declaration of Trust, the WRA or Ivy By-laws, or applicable federal law permits or requires that shares be voted on any matter by individual series or classes, then a majority of the votes cast by the shareholders of that series or class present in person or by proxy shall decide that matter insofar as that series or class is concerned. If the matter to be voted on is one for which, by express provision of the 1940 Act, a different vote is required, then in such case such express provision shall control the decision of such matter.

Amendment of Governing Instruments. Except as described below, the trustees of the WRA Funds and the Ivy Funds have the right to amend, from time to time, the governing instruments.

Both the WRA Trust Instrument and the Ivy Declaration of Trust may be restated and/or amended at any time by (a) an instrument in writing signed by a majority of the Trustees then holding office; or (b) adoption by a majority of the Trustees then holding office of a resolution specifying the restatement and/or amendment. No vote or consent of any shareholder shall be required for any amendment to the WRA Trust Instrument or Ivy Declaration of Trust except (a) as determined by the Trustees in their sole discretion; or (b) as required by federal law, including the 1940 Act, but only to the extent so required.

For the WRA Funds, the WRA By-laws may be amended by the Trustees without any shareholder vote. For the Ivy Funds, the Ivy By-laws may only be amended by the Trustees, and no shareholder vote shall be required for any such amendment.

Mergers, Reorganizations, Conversions and Terminations. For both the WRA Funds and the Ivy Funds, the Trustees may, in their sole discretion and without shareholder approval unless such approval is required by the 1940 Act, (a) cause the WRA Trust or Ivy Trust, as applicable, to convert or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities (or a series of any of the foregoing to the extent permitted by law) (including trusts, partnerships, limited liability companies, associations, corporations or other business entities created by the Trustees to accomplish such conversion, merger, reorganization or consolidation) so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, or is a series thereof, to the extent permitted by law, and that, in the case of any trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such conversion, merger, reorganization or consolidation, may (but need not) succeed to or assume the WRA Trust’s or Ivy Trust’s, as applicable, registration under the 1940 Act and that, in any case, is formed, organized or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States; (b) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; (c) cause the WRA Trust or Ivy Trust, as applicable, to incorporate under the laws of a state, commonwealth, possession or colony of the United States; (d) sell or convey all or substantially all of the assets of the WRA Trust or Ivy Trust, as applicable, or any series or class to another series or class of the WRA Trust or Ivy Trust, as applicable, or to another trust, partnership, limited liability company, association, corporation or other business entity (or a series of any of the foregoing to the extent permitted by law) (including a trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such sale and conveyance), organized under the laws of the United States or of any state, commonwealth, possession or colony of the United States so long as such trust, partnership, limited liability company, association, corporation or other business entity is an open-end management investment company under the 1940 Act and, in the case of any trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such sale and conveyance, may (but need not) succeed to or assume the WRA Trust’s or Ivy Trust’s, as applicable, registration under the 1940 Act, for adequate consideration as determined by the Trustees that may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent of the WRA Trust or Ivy Trust, as applicable, or any affected series or class, and that may include shares of such other series or class of the WRA Trust or Ivy Trust, as applicable, or shares of beneficial interest, stock or other ownership interest of such trust, partnership, limited liability company, association, corporation or other business entity (or series thereof); or (e) at any time sell or convert into money all or any part of the assets of the WRA Trust or Ivy Trust, as applicable, or any series or class thereof. The WRA Trust or Ivy Trust may be dissolved at any time by the Trustees by written notice to the shareholders. Any series of shares may be dissolved at any time by the Trustees by written notice to the shareholders of such series. Any class of any series of shares may be terminated at any time by the Trustees by written notice to the shareholders of such class. Any action to dissolve the WRA Trust or Ivy Trust shall be deemed to also be an action to dissolve each series, and to terminate each class, thereof.

Liability of Shareholders. The governing instruments of the WRA Funds and the Ivy Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund. The governing instruments of the WRA Funds provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the WRA Trust. The governing instruments of the Ivy Funds also provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the Ivy Trust.

Liability of Trustees and Officers. The governing instruments for the WRA Funds state that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interests of the WRA Trust, the Trustees and officers of the WRA Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment manager, principal underwriter or independent contractor of the WRA Trust, but nothing contained in the WRA Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the WRA Trust against liability to the WRA Trust or to shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The governing instruments for the Ivy Funds provide that a Trustee shall be liable to the Ivy Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.

Indemnification. The WRA Trust Instrument of the WRA Trust and the Ivy Declaration of Trust of the Ivy Trust each provide that each person who is, or has been, a Trustee, officer, or employee of the respective Trust (“Covered Person”) shall be indemnified by that Trust or the appropriate series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. No indemnification shall be provided to a Covered Person (a) who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the respective Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office; or (ii) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the respective Trust; or (b) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office: (i) by the court or other body approving the settlement; (ii) by at least a majority of those Trustees who are neither Disinterested Trustees nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Both the WRA Trust and the Ivy Trust may advance expenses incurred in defending any proceedings subject to certain conditions.

INFORMATION ABOUT THE REORGANIZATION

General

Shareholders who are concerned about the Reorganization of a WRA Fund into the corresponding Ivy Fund may redeem or exchange their WRA Fund shares at any time prior to the consummation of the Reorganization. Exchanges and redemptions are considered taxable events and may result in capital gains or capital loss for tax purposes. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem their shares of an Ivy Fund that they receive in the Reorganization at the shares’ current NAV, less any applicable CDSC.

Shares You Will Receive

If the Reorganization occurs, the Class A, Class B, Class C or Class I shares of an Ivy Fund you receive in exchange for your WRA Fund Class A, Class B, Class C or Class Y shares will have an aggregate NAV equal to the aggregate NAV of your corresponding WRA Fund shares as of the close of business on the business day before the Closing Date of the Reorganization. You will have voting rights substantially similar to those you currently have, but as a shareholder of the an Ivy Fund. For more information, see “COMPARISON OF THE FUNDS-Comparison of Business Structures, Shareholder Rights and Applicable Law.” All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that the elections be changed. See “COMPARISON OF THE FUNDS – Share Class Characteristics and Shareholder Transaction Services – Purchase, Exchange and Redemption Procedures.”

Reasons for the Reorganization

At a meeting held on May 16-17, 2017, the WRA Trust Board, including all of the Trustees who are not “interested persons” of the WRA Trust (“Independent Trustees”), unanimously approved the Reorganization Plan and the resulting Reorganization. The WRA Trust Board further determined that the Reorganization Plan and the resulting Reorganization, would be in the best interests of each WRA Fund, and that the interests of existing shareholders of each WRA Fund would not be diluted as a result of the Reorganization. Similarly, the Ivy Trust Board, including all of the Independent Trustees, unanimously approved the Reorganization Plan and the Reorganization. The Ivy Trust Board

further determined that the Reorganization Plan and the resulting Reorganization would be in the best interest of each Ivy Fund and that the interests of existing shareholders of each Ivy Fund would not be diluted as a result of the Reorganization.

In proposing the Reorganization, WRIMCO presented to the WRA Trust Board, at the May 16-17, 2017 meeting, its rationale for the Reorganization and, in particular identified, the following factors:

–	Continuity of Investment Objectives, Principal Investment Strategies and Principal Investment Risks – Each WRA Fund has an identical investment objective, identical fundamental investment restrictions, either identical or substantially similar principal investment strategies, and identical principal investment risks as it corresponding Ivy Fund. The mirror-like nature of the Ivy Funds and WRA Funds will allow WRA shareholders to maintain continuity in their investment selection;

–	Potential Economies of Scale – The Reorganization of each WRA Fund is intended to create a larger fund in its corresponding Ivy Fund, which will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time. In addition, a larger fund will more easily reach various breakpoints in service provider fee schedules;

–	Tax-Free Reorganization – The Reorganization will enable a WRA Fund’s shareholder to exchange their investment for an investment in the corresponding Ivy Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a WRA Fund shareholder were to redeem his or her shares to invest in another fund, the transaction would be a taxable event for such shareholder (unless the shareholder is tax exempt). Similarly, if a WRA Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the WRA Fund’s shareholder (other than tax-exempt shareholders). After the Reorganization, shareholders may redeem any or all of their Ivy Fund shares at NAV (subject to any applicable CDSC, as with a redemption of their WRA Fund shares) at any time, at which point the shareholders (other than those who are tax-exempt) would recognize a taxable gain or loss;

–	Reorganization Expenses Split Among the Funds and their Investment Managers. The total amount of the expenses for the

Reorganization is estimated to be approximately $1.2 million. IICO, the investment manager of the Ivy Funds, will bear $200,000 of such expenses and WRIMCO will bear $200,000 of such expenses. The remaining $800,000 of expenses will be evenly split between the WRA Funds and the Ivy Funds. This expense allocation will be made whether or not the Reorganization is consummated. The Board of the WRA Trust, the Board of the Ivy Trust and Fund management believed that a partial allocation of Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders for the reasons discussed in this section.

–	Consolidation of Redundant Funds – The Reorganization will enable WRIMCO and IICO to consolidate similar funds in two affiliated fund families into a fund complex that offers a wider range of mutual fund offerings;

–	Same or Lower Overall Expenses – By reorganizing into an Ivy Fund, former WRA Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the WRA Fund. For WRA Funds that will be reorganizing into corresponding Ivy Funds where the current annual fund operating expenses of a share class of an Ivy Fund are higher than its corresponding share class of a WRA Fund, IICO has agreed to limit the operating expenses that will be charged to shareholders of such class of shares of an Ivy Fund to be equal to any lower expense ratio of the corresponding class of a WRA Fund for a two-year period;

–	Continuity of Portfolio Management – Each WRA Fund will be reorganizing into a corresponding Ivy Fund that has the same portfolio manager team; and

–	No Shareholder Dilution – The Reorganization will occur at the NAV of each WRA Fund and therefore will not dilute the interests of the WRA Fund shareholders.

Other considerations of the WRA Trust Board include:

–	the fact that shareholders of the WRA Funds will not pay any sales charge in connection with the Reorganization;

–	the investment management fees paid by the WRA Funds and corresponding Ivy Funds and the historical and expected expense ratios of the Ivy Funds as compared to the corresponding WRA Funds;

–	the historical investment performance records of the WRA Funds and the corresponding Ivy Funds, relative to each other;

–	the asset base of each Ivy Fund as compared to its corresponding WRA Fund;

–	the terms and conditions of the Reorganization Plan;

–	the potential benefits to be recognized by WRIMCO and IICO, and their affiliates, including any fall-out benefits;

–	alternatives to the Reorganization, including liquidation or seeking out other merger partners; and

–	the advice and recommendation of WRIMCO, including their opinion that in light of the foregoing, the Reorganization would be in the best interests of the WRA Funds’ shareholders.

The WRA Trust Board also considered the fact that an Existing Ivy Fund’s ability to use pre-Reorganization losses of the corresponding Reorganizing WRA Fund to offset post-Reorganization gains of the combined Fund was expected to be limited due to the application of loss limitation rules under federal tax law. The effect of this limitation will depend on the amount of losses in each Reorganizing WRA Fund at the time of the Reorganization, as well as the amount of post-Reorganization gains that are recognized. As a result, under certain circumstances a Reorganizing WRA Fund’s shareholders could receive taxable distributions as shareholders of the corresponding Existing Ivy Fund earlier than they would have if the Reorganization had not occurred. In addition, the WRA Trust Board also considered that shareholders of a Reorganizing WRA Fund will receive a proportionate share of any taxable income and gains realized by the combined Ivy Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Ivy Fund. As a result, shareholders of a Reorganizing WRA Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, the WRA Trust Board further considered that if an Existing Ivy Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the corresponding Reorganizing WRA Fund, shareholders of the Reorganizing WRA Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

In considering the approval of the Reorganization Plan, the WRA Trust Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the WRA Trust’s surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the WRA Trust Board concluded that the approval of the Reorganization Plan was in the best interest of each WRA Fund and that the interest of existing shareholders of a WRA Fund would not be diluted as a result of the Reorganization.

Terms of the Reorganization Plan

A form of the Reorganization Plan is attached as Appendix A to this Prospectus/Information Statement for your review. The following is a brief summary of the principal terms of the Reorganization Plan:

–	Each WRA Fund will transfer all of its assets in exchange for the corresponding Ivy Fund’s assumption of all of the WRA Fund’s liabilities and shares of the corresponding Ivy Fund with an aggregate NAV equal to the aggregate NAV of the transferred assets and liabilities;

–	The Class A, Class B, Class C and Class I shares of an Ivy Fund received by the corresponding WRA Fund will be distributed to the WRA Fund’s respective shareholders of the corresponding Class A, Class B, Class C and Class Y Shares pro rata in accordance with their percentage ownership of such class of the WRA Fund in full liquidation of the WRA Fund;

–	After the Reorganization, each WRA Fund will be terminated, and its affairs will be wound up in an orderly fashion; and

–	The Reorganization will occur on the next business day after the time when the assets of each WRA Fund and its corresponding Ivy Fund are valued for purposes of the Reorganization (currently scheduled to be on October 16, 2017 or such other date and time as the officers of the WRA Trust and Ivy Trust may determine).

The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date, as set forth in the Reorganization Plan, by the WRA Trust Board or the Ivy Trust Board, if it determines that the Reorganization would be inadvisable. Authorized officers of the WRA Trust and the Ivy Trust also may amend the Reorganization Plan at any time in any manner.

Federal Income Tax Consequences

The Reorganization is intended to be tax-free. As a condition to consummation of the Reorganization, Stradley Ronon Stevens and Young, LLP, counsel to the WRA Trust and Ivy Trust, will deliver an opinion (“Tax Opinion”) to the WRA Trust and Ivy Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Trust) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Reorganization Plan, for federal income tax purposes:

•

The Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”)), and each Fund will be a “party to a reorganization” (within the meaning of section 368(b) of the Code);

•	Neither the WRA Funds nor the Ivy Funds will recognize any gain or loss on the Reorganization;

•	The WRA Funds’ shareholders will not recognize any gain or loss on the exchange of their WRA Fund shares for corresponding Ivy Fund shares;

•

The holding period for, and tax basis in, Ivy Fund shares that a WRA Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the WRA Fund shares the shareholder holds immediately before the Reorganization (provided the shareholder holds the shares as capital assets at the time of the closing of the Reorganization); and

•

An Ivy Fund’s tax basis in each asset the corresponding WRA Fund transfers to it will be the same as the WRA Fund’s tax basis therein immediately before the Reorganization, and the Ivy Fund’s holding period for each such asset will include the WRA Fund’s holding period therefore (except where an Ivy Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on a WRA Fund, an Ivy Fund, or any WRA Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. None of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the Internal Revenue Service (“IRS”) or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable WRA Fund would recognize gain or loss on the transfer of its assets to the corresponding Ivy Fund, and each shareholder of the applicable WRA Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its WRA Fund shares and the fair market value of the shares of the Ivy Fund it received.

Prior to the closing of the Reorganization, each Reorganizing WRA Fund but not the Continuing WRA Funds will distribute to its shareholders all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryovers), if any, and at least 90 percent of its net tax-exempt income, if any, that have not previously been distributed to them. Any distributions of investment company taxable income and net realized capital gain will be taxable to the shareholders.

General Limitations on Capital Losses. Assuming a Reorganization qualifies as tax-free reorganization, as expected, each of the Ivy Funds will succeed to the tax attributes of the corresponding WRA Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by each WRA Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of both Funds will be available to offset future gains recognized by the combined Fund, subject to limitations under the Code as described further below. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years generally may be carried forward only to each of the eight (8) taxable years succeeding the loss year. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its December 22, 2010 enactment date. Capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized (“RIC Mod Rule”). As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

Capital Loss Carryovers of the Reorganizing WRA Funds. A Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. A Reorganization involving a Reorganizing WRA Fund and Existing Ivy Fund will result in a more than 50% “change in ownership” of the smaller of the two Funds in each Reorganization. The effect of this limitation will depend on the amount of losses in each Fund at the time of the Reorganization, as well as the amount of post-Reorganization gains that are recognized. As a result, under certain circumstances a Fund’s shareholders could receive taxable distributions as shareholders of the corresponding Fund earlier than they would have if the Reorganization had not occurred. A portion of the portfolio assets of a Reorganizing WRA Fund may be sold in connection with the Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Reorganizing WRA Fund’s basis in such assets. Any net capital gains recognized in these sales not offset by the Reorganizing WRA Fund’s capital loss carryovers will be distributed to the Reorganizing WRA Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any such sales may also result in higher portfolio turnover for a Reorganizing WRA Fund and increased brokerage costs to be borne by the Reorganizing WRA Fund than would otherwise be the case.

The aggregate capital loss carryovers of the Reorganizing WRA Funds and the approximate annual limitation on the use by the corresponding Existing Ivy Funds, post-closing, of the smaller Fund’s capital loss carryovers following the Reorganizations are below. The amount of aggregate capital loss carryovers in the charts below equals: (1) for the Reorganizing WRA Funds with a fiscal year ended June 30, the capital loss carryovers as of the fiscal period ended June 30, 2016 reduced by any realized gain (or increased by any realized loss) on a GAAP basis for the nine months ended March 31, 2017, and (2) for the Reorganizing WRA Funds with a fiscal year ended September 30, the capital loss carryovers as of the fiscal period ended September 30, 2016 reduced by any realized gain (or increased by any realized loss) on a GAAP basis for the six months ended March 31, 2017. The annual limitation is based on the long-term tax-exempt rate for ownership changes as of June 2017 of 2.09%. The actual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long term tax exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year).

WRA Core Investment Fund into Ivy Core Equity Fund

	WRA Core Investment Fund	Ivy Core Equity Fund
	As of 3/31/17 (in thousands)	As of 3/31/17 (in thousands)
Aggregate capital loss carryovers	$0	$0
Unrealized appreciation (depreciation) on a tax basis	$666,270	$154,089
Net asset value	$3,881,805	$968,278
Annual limitation	N/A	$20,237

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of Ivy Core Equity Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

WRA Dividend Opportunities Fund into Ivy Dividend Opportunities Fund

	WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund
	As of 3/31/17 (in thousands)	As of 3/31/17 (in thousands)
Aggregate capital loss carryovers	$0	$0
Unrealized appreciation (depreciation) on a tax basis	$126,106	$78,836
Net asset value	$583,686	$382,410
Annual limitation	N/A	$7,992

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of Ivy Dividend Opportunities Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

WRA Energy Fund into Ivy Energy Fund

	WRA Energy Fund	Ivy Energy Fund
	As of 3/31/17 (in thousands)	As of 3/31/17 (in thousands)
Aggregate capital loss carryovers	($27,989)	($96,587)
Expiring 2018 - 2019	($4,890)	($6,022)
Not subject to expiration	($21,204)	($90,565)
Unrealized appreciation (depreciation) on a tax basis	$62,410	$82,976
Net asset value	$266,016	$564,606
Annual limitation	$5,560	N/A

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of WRA Energy Fund’s aggregate capital loss carryovers may prevent it from utilizing a substantial portion of such losses based on the expiration periods of such capital loss carryovers and the RIC Mod Rule, discussed above. However, there is no assurance that such losses would be used even in the absence of the Reorganization.

WRA Tax-Managed Equity Fund into Ivy Tax-Managed Equity Fund

	WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund
	As of 3/31/17 (in thousands)	As of 3/31/17 (in thousands)
Aggregate capital loss carryovers (no expiration)	$0	($1,471)
Unrealized appreciation (depreciation) on a tax basis	$101,954	$30,340
Net asset value	$390,603	$117,701
Annual limitation	N/A	$2,460

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of Ivy Tax-Managed Equity Fund’s aggregate capital loss carryovers is not anticipated to be material.

WRA Value Fund into Ivy Value Fund

	WRA Value Fund	Ivy Value Fund
	As of 3/31/17 (in thousands)	As of 3/31/17 (in thousands)
Aggregate capital loss carryovers	$0	$0
Unrealized appreciation (depreciation) on a tax basis	$152,530	$53,161
Net asset value	$828,731	$322,109
Annual limitation	N/A	$6,732

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of Ivy Value Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

WRA Global Bond Fund into Ivy Global Bond Fund

	WRA Global Bond Fund	Ivy Global Bond Fund
	As of 3/31/17 (in thousands)	As of 3/31/17 (in thousands)
Aggregate capital loss carryovers (no expiration)	($45,460)	($12,832)
Unrealized appreciation (depreciation) on a tax basis	($17,635)	($5,303)
Net asset value	$535,509	$160,989
Annual limitation	N/A	$3,365

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of Ivy Global Bond Fund’s aggregate capital loss carryovers is not anticipated to be material.

WRA Municipal Bond Fund into Ivy Municipal Bond Fund

	WRA Municipal Bond Fund	Ivy Municipal Bond Fund
	As of 3/31/17 (in thousands)	As of 3/31/17 (in thousands)
Aggregate capital loss carryovers	($9,013)	($2,499)
Expiring 2018 - 2019	($109)	($230)
Not subject to expiration	($11,496)	($2,269)
Unrealized appreciation (depreciation) on a tax basis	$64,523	$7,331
Net asset value	$799,363	$191,882
Annual limitation	N/A	$4,010

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of Ivy Municipal Bond Fund’s aggregate capital loss carryovers is not anticipated to be material.

For more information with respect to each Fund’s capital loss carryovers, please refer to each Fund’s shareholder report.

Capital Loss Carryovers of the Continuing WRA Funds. If, as is anticipated, at the time of the closing of the Reorganization, a Shell Ivy Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the corresponding WRA Fund as a result of the Reorganization. Thus, a Reorganization of a Continuing WRA Fund into a Shell Ivy Fund is not expected to result in any limitation on the use by the Shell Ivy Fund of the Continuing WRA Fund’s capital loss carryovers, if any. However, the capital losses of a Shell Ivy Fund, as the successor in interest to a Continuing WRA Fund, may subsequently become subject to an annual limitation as a result of sales of the Shell Ivy Fund shares or other reorganization transactions in which the Shell Ivy Fund might engage post-Reorganization.

Appreciation in Value of Investments. Shareholders of a Reorganizing WRA Fund will receive a proportionate share of any taxable income and gains realized by the combined Ivy Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Ivy Fund. As a result, shareholders of a Reorganizing WRA Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if an Existing Ivy Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the corresponding Reorganizing WRA Fund, shareholders of the Reorganizing WRA Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

The foregoing description of the federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Capitalization

The following tables show on an unaudited basis the capitalization of each WRA Fund and its corresponding Ivy Fund as of March 31, 2017,

and on a pro forma combined basis, giving effect to the Reorganization of the assets and liabilities of each WRA Fund by the corresponding Ivy Fund at NAV as of that date.

	WRA CORE INVESTMENT FUND	IVY CORE EQUITY FUND+	PRO FORMA ADJUSTMENTS	IVY CORE EQUITY FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$2,781,170,519	$269,673,237	$(27,950)[3]	$3,050,815,806
Shares outstanding	441,413,591	19,904,885	(236,166,018)	225,152,458
Net asset value per share	$6.30	$13.55		$13.55

Class B Shares[2]
Net asset value	$6,898,586	$7,804,213	$(809)[3]	$14,701,990
Shares outstanding	1,335,126	683,546	(731,283)	1,287,390
Net asset value per share	$5.17	$11.42		$11.42

Class C Shares[2]
Net asset value	$19,950,619	$115,744,548	$(11,996)[3]	$135,683,172
Shares outstanding	3,757,750	9,800,514	(2,069,427)	11,488,838
Net asset value per share	$5.31	$11.81		$11.81

WRA Core Investment Fund Class Y into Ivy Core Equity Fund Class I Shares[2]
Net asset value	$1,073,785,058	$383,702,964	$(39,768)[3]	$1,457,448,254
Shares outstanding	169,483,034	25,560,633	(97,945,183)	97,098,485
Net asset value per share	$6.34	$15.01		$15.01

Class E Shares
Net asset value	-	$11,837,366	$(1,227)[3]	$11,836,139
Shares outstanding	-	877,111	(91)	877,020
Net asset value per share	-	$13.50		$13.50

Class N Shares
Net asset value	-	$112,440,413	$(11,654)[3]	$112,428,759
Shares outstanding	-	7,480,876	(775)	7,480,101
Net asset value per share	-	$15.03		$15.03

Class R Shares
Net asset value	-	$2,741,349	$(284)[3]	$2,741,065
Shares outstanding	-	203,515	(21)	203494
Net asset value per share	-	$13.47		$13.47

Class Y Shares – Ivy Core Equity Fund
Net asset value	-	$64,334,086	$(6,668)[3]	$64,327,418
Shares outstanding	-	4,403,134	(457)	4,402,678
Net asset value per share	-	$14.61		$14.61

+	Ivy Core Equity Fund will be the accounting survivor for financial statement purposes.

[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Core Equity Fund will be received by shareholders of WRA Core Investment Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Core Equity Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Core Investment Fund will be exchanged for new Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Core Equity Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $100,356 to be borne by the WRA Core Investment Fund.

	WRA DIVIDEND OPPORTUNITIES FUND	IVY DIVIDEND OPPORTUNITIES FUND+	PRO FORMA ADJUSTMENTS		DIVIDEND OPPORTUNITIES FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$327,724,641	$140,447,804		$(36,858)[3]	$468,135,587
Shares outstanding	21,387,150	7,744,664		(3,310,767)	25,821,047
Net asset value per share	$15.32	$18.13			$18.13

Class B Shares[2]
Net asset value	$1,945,654	$7,411,367		$(1,945)[3]	$9,355,076
Shares outstanding	130,959	416,128		(21,816)	525,271
Net asset value per share	$14.86	$17.81			$17.81

Class C Shares[2]
Net asset value	$6,615,962	$40,649,197		$(10,668)[3]	$47,254,491
Shares outstanding	440,261	2,270,099		(71,919)	2,638,442
Net asset value per share	$15.03	$17.91			$17.91

WRA Dividend Opportunities Fund Class Y into Ivy Dividend Opportunities Fund Class I Shares[2]
Net asset value	$247,399,582	$179,379,469		$(47,074)[3]	$426,731,977
Shares outstanding	16,139,774	9,853,597		(2,546,559)	23,446,812
Net asset value per share	$15.33	$18.20	$		$18.20

Class E Shares
Net asset value	-	$5,723,607		$(1,502)[3]	$5,722,105
Shares outstanding	-	316,672		(83)	316,589
Net asset value per share	-	$18.07			$18.07

	WRA DIVIDEND OPPORTUNITIES FUND	IVY DIVIDEND OPPORTUNITIES FUND+	PRO FORMA ADJUSTMENTS		DIVIDEND OPPORTUNITIES FUND PRO FORMA COMBINED[1,2]
Class N Shares
Net asset value	-	$2,410,907		$(633)[3]	$2,410,274
Shares outstanding	-	132,242		(35)	132,207
Net asset value per share	-	$18.23			$18.23

Class R Shares
Net asset value	-	$609,677		$(160)[3]	$609,517
Shares outstanding	-	33,651		(9)	33,642
Net asset value per share	-	$18.12	$		$18.12

Class Y Shares – Ivy Dividend Opportunities Fund
Net asset value	-	$5,778,296		$(1,516)[3]	$5,776,780
Shares outstanding	-	317,990		(83)	317,907
Net asset value per share	-	$18.17			$18.17

+	Ivy Dividend Opportunities Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Dividend Opportunities Fund will be received by shareholders of WRA Dividend Opportunities Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Dividend Opportunities Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Dividend Opportunities Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Global Equity Income Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $100,356 to be borne by the WRA Dividend Opportunities Fund.

	WRA ENERGY FUND	IVY ENERGY FUND+	PRO FORMA ADJUSTMENTS	IVY ENERGY FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$165,710,004	$157,336,532	$(27,966)[3]	$323,018,570
Shares outstanding	12,222,837	11,826,160	238,113	24,287,111
Net asset value per share	$13.56	$13.30		$13.30

Class B Shares[2]
Net asset value	$510,270	$3,943,495	$(701)[3]	$4,453,064
Shares outstanding	42,973	324,559	(1,024)	366,507
Net asset value per share	$11.87	$12.15		$12.15

	WRA ENERGY FUND	IVY ENERGY FUND+	PRO FORMA ADJUSTMENTS	IVY ENERGY FUND PRO FORMA COMBINED[1,2]
Class C Shares[2]
Net asset value	$2,618,756	$86,707,950	$(15,412)[3]	$89,311,294
Shares outstanding	211,093	6,999,905	(2,662)	7,208,337
Net asset value per share	$12.41	$12.39		$12.39

WRA Energy Fund Class Y into Ivy Energy Fund Class I Shares[2]
Net asset value	$97,175,766	$225,035,261	$(39,999)[3]	$322,171,028
Shares outstanding	6,807,233	16,311,928	226,565	23,345,727
Net asset value per share	$14.28	$13.80		$13.80

Class E Shares
Net asset value	-	$139,448	$(25)[3]	$139,423
Shares outstanding	-	10,229	(1)	10,227
Net asset value per share	-	$13.63		$13.63

Class N Shares
Net asset value	-	$12,248,894	$(2,177)[3]	$12,246,717
Shares outstanding	-	884,062	(157)	883,905
Net asset value per share	-	$13.86		$13.86

Class R Shares
Net asset value	-	$25,810,287	$(4,588)[3]	$25,805,699
Shares outstanding	-	1,956,037	(348)	1,955,689
Net asset value per share	-	$13.20		$13.20

Class Y Shares – Ivy Energy Fund
Net asset value	-	$53,383,807	$(9,489)[3]	$53,374,318
Shares outstanding	-	3,957,035	(703)	3,956,332
Net asset value per share	-	$13.49		$13.49

+	Ivy Energy Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Energy Fund will be received by shareholders of WRA Energy Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Energy Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Energy Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Energy Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $100,356 to be borne by the WRA Energy Fund.

	WRA TAX-MANAGED EQUITY FUND	IVY TAX-MANAGED EQUITY FUND+	PRO FORMA ADJUSTMENTS	IVY TAX-MANAGED EQUITY FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$220,316,554	$37,885,018	$(32,302)[3]	$258,169,270
Shares outstanding	12,112,852	1,804,088	(1,623,166)	12,293,775
Net asset value per share	$18.19	$21.00		$21.00

Class B Shares[2]
Net asset value	$291,301	$1,426,985	$(1,217)[3]	$1,717,070
Shares outstanding	19,054	70,903	(4,658)	85,299
Net asset value per share	$15.29	$20.13		$20.13

Class C Shares[2]
Net asset value	$5,373,730	$5,606,663	$(4,780)[3]	$10,975,613
Shares outstanding	350,673	279,528	(83,062)	547,139
Net asset value per share	$15.32	$20.06		$20.06

WRA Tax-Managed Equity Fund Class Y into Ivy Tax-Managed Equity Fund Class I Shares[2]
Net asset value	$164,621,672	$72,228,715	$(61,584)[3]	$236,788,803
Shares outstanding	9,038,587	3,404,386	(1,284,218)	11,158,756
Net asset value per share	$18.21	$21.22		$21.21

Class Y Shares – Ivy Tax-Managed Equity Fund
Net asset value	-	$553,907	$(472)[3]	$553,435
Shares outstanding	-	26,324	(23)	26,301
Net asset value per share	-	$21.04		$21.04

+	Ivy Tax-Managed Equity Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Tax-Managed Equity Fund will be received by shareholders of WRA Tax-Managed Equity Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Tax-Managed Equity Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Tax-Managed Equity Fund will be exchanged for new Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Tax-Managed Equity Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $100,356 to be borne by the WRA Tax-Managed Equity Fund.

	WRA VALUE FUND	IVY VALUE FUND+	PRO FORMA ADJUSTMENTS		IVY VALUE FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$340,795,618	$102,243,635		$(31,855)[3]	$443,007,398
Shares outstanding	22,487,883	4,505,833		(7,469,370)	19,524,345
Net asset value per share	$15.15	$22.69			$22.69

Class B Shares[2]
Net asset value	$1,463,555	$3,034,347		$(945)[3]	$4,496,957
Shares outstanding	103,959	143,667		(34,702)	212,924
Net asset value per share	$14.08	$21.12			$21.12

Class C Shares[2]
Net asset value	$4,719,853	$20,144,738		$(6,276)[3]	$24,858,315
Shares outstanding	328,604	918,961		(113,18)	1,134,047
Net asset value per share	$14.36	$21.92			$21.92

WRA Value Fund Class Y into Ivy Value Fund Class I Shares[2]
Net asset value	$481,752,539	$186,380,864		$(58,068)[3]	$668,075,335
Shares outstanding	31,636,278	8,176,266		(10,510,994)	29,301,550
Net asset value per share	$15.23	$22,80	$		$22.80

Class N Shares
Net asset value	-	$9,206,531		$(2,868)[3]	$9,203,663
Shares outstanding	-	402,661		(125)	402,536
Net asset value per share	-	$22.86			$22.86

Class E Shares
Net asset value	-	$173,111		$(54)[3]	$173,057
Shares outstanding	-	7,597		(2)	7,595
Net asset value per share	-	$22.79			$22.79

Class R Shares
Net asset value	-	$334,499		$(104)[3]	$334,395
Shares outstanding	-	14,759		(5)	14,754
Net asset value per share	-	$22.66	$		$22.66

Class Y Shares – Ivy Value Fund
Net asset value	-	$591,443		$(184)[3]	$591,259
Shares outstanding	-	26,026		(8)	26,018
Net asset value per share	-	$22.73			$22.73

+	Ivy Value Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Value Fund will be received by shareholders of WRA Value Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Value Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Value Fund will be exchanged for new Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Value Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $100,356 to be borne by the WRA Value Fund.

	WRA BOND FUND+	IVY BOND FUND*	PRO FORMA ADJUSTMENTS	IVY BOND FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$460,066,106	-	$(13,758)[3]	$460,052,348
Shares outstanding	74,412,935	-	(2,226)	74,410,709
Net asset value per share	$6.18	-		$6.18

Class B Shares[2]
Net asset value	$1,912,446	-	$(57)[3]	$1,912,389
Shares outstanding	309,666	-	(10)	309,656
Net asset value per share	$6.18	-		$6.18

Class C Shares[2]
Net asset value	$9,074,897	-	$(271)[3]	$9,074,626
Shares outstanding	1,469,779	-	(44)	1,469,735
Net asset value per share	$6.17	-		$6.17

WRA Bond Fund Class Y into Ivy Bond Fund Class I Shares[2]
Net asset value	$683,519,210	-	$(20,440)[3]	$683,498,770
Shares outstanding	110,517,366	-	(3,308)	110,514,058
Net asset value per share	$6.18	-		$6.18

+	WRA Bond Fund will be the accounting survivor for financial statement purposes.
*	The Ivy Bond Fund is new and has not commenced operations as of the date of this Prospectus/Information Statement.
[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Bond Fund will be received by shareholders of WRA Bond Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Bond Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Bond Fund will be exchanged for new Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Bond Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $34,527 to be borne by the WRA Bond Fund.

	WRA GLOBAL BOND FUND	IVY GLOBAL BOND FUND+	PRO FORMA ADJUSTMENTS	IVY GLOBAL BOND FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$259,533,598	$48,090,344	$(29,978)[3]	$307,593,964
Shares outstanding	69,887,761	4,968,848	(43,080,373)	31,776,236
Net asset value per share	$3.71	$9.68		$9.68

Class B Shares[2]
Net asset value	$988,803	$2,551,543	$(1,591)[3]	$3,538,755
Shares outstanding	266,701	263,761	(164,510)	365,952
Net asset value per share	$3.71	$9.67		$9.67

Class C Shares[2]
Net asset value	$5,242,777	$15,655,064	$(9,759)[3]	$20,888,082
Shares outstanding	1,412,441	1,617,872	(872,453)	2,157,860
Net asset value per share	$3.71	$9.68		$9.68

WRA Global Bond Fund Class Y into Ivy Global Bond Fund Class I Shares[2]
Net asset value	$269,744,934	$88,185,526	$(54,972)[3]	$357,875,488
Shares outstanding	72,609,643	9,112,965	(44,751,999)	36,970,608
Net asset value per share	$3.72	$9.68		$9.68

Class N Shares
Net asset value	-	$2,990,037	$(1,864)[3]	$2,988,173
Shares outstanding	-	308,943	(193)	308,750
Net asset value per share	-	$9.68		$9.68

Class R Shares
Net asset value	-	$663,879	$(414)[3]	$663,465
Shares outstanding	-	68,726	(43)	68,683
Net asset value per share	-	$9.66		$9.66

Class Y Shares – Ivy Global Bond Fund
Net asset value	-	$2,852,179	$(1,778)[3]	$2,850,401
Shares outstanding	-	294,595	(184)	294,411
Net asset value per share	-	$9.68		$9.68

+	Ivy Global Bond Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Global Bond Fund will be received by shareholders of WRA Global Bond Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Global Bond Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Global Bond Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Global Bond Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $100,356 to be borne by the WRA Global Bond Fund.

	WRA GOVERNMENT SECURITIES FUND+	IVY GOVERNMENT SECURITIES FUND*	PRO FORMA ADJUSTMENTS	IVY GOVERNMENT SECURITIES FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$93,413,932	-	$(14,173)[3]	$93,399,759
Shares outstanding	17,305,740	-	(2,624)	17,303,116
Net asset value per share	$5.40	-		$5.40

Class B Shares[2]
Net asset value	$774,551	-	$(118)[3]	$774,433
Shares outstanding	143,492	-	(22)	143,470
Net asset value per share	$5.40	-		$5.40

Class C Shares[2]
Net asset value	$2,846,119	-	$(432)[3]	$2,845,687
Shares outstanding	527,268	-	(80)	527,188
Net asset value per share	$5.40	-		$5.40

WRA Government Securities Fund Class Y into Ivy Government Securities Fund Class I Shares[2]
Net asset value	$130,525,912	-	$(19,804)[3]	$130,506,108
Shares outstanding	24,181,047	-	(3,667)	24,177,380
Net asset value per share	$5.40	-		$5.40

+	WRA Government Securities Fund will be the accounting survivor for financial statement purposes.
*	The Ivy Government Securities Fund is new and has not commenced operations as of the date of this Prospectus/Information Statement.
[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Government Securities Fund will be received by shareholders of WRA Government Securities Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Government Securities Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Government Securities Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Government Securities Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $34,527 to be borne by the WRA Government Securities Fund.

	WRA MUNICIPAL BOND FUND	IVY MUNICIPAL BOND FUND+	PRO FORMA ADJUSTMENTS	IVY MUNICIPAL BOND FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$519,300,837	$68,172,750	$(35,655)[3]	$587,437,932
Shares outstanding	69,607,985	5,766,999	(25,676,343)	49,698,641
Net asset value per share	$7.46	$11.82		$11.82

Class B Shares[2]
Net asset value	$649,858	$2,106,069	$(1,101)[3]	$2,754,826
Shares outstanding	87,235	178,161	(32,331)	233,065
Net asset value per share	$7.45	$11.82		$11.82

Class C Shares[2]
Net asset value	$13,337,355	$24,598,122	$(12,865)[3]	$37,922,611
Shares outstanding	1,790,310	2,080,851	(662,818)	3,208,343
Net asset value per share	$7.45	$11.82		$11.82

WRA Municipal Bond Fund Class Y into Municipal Bond Fund Class I Shares[2]
Net asset value	$266,074,475	$96,371,957	$(50,403)[3]	$362,396,028
Shares outstanding	35,654,316	8,152,479	(13,147,232)	30,659,562
Net asset value per share	$7.46	$11.82		$11.82

Class Y Shares – Ivy Municipal Bond Fund
Net asset value	-	$633,519	$(331)[3]	$633,188
Shares outstanding	-	53,592	(28)	53,564
Net asset value per share	-	$11.82		$11.82

+	Ivy Municipal Bond Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Municipal Bond Fund will be received by shareholders of WRA Municipal Bond Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Municipal Bond Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Municipal Bond Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Municipal Bond Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $100,356 to be borne by the WRA Municipal Bond Fund.

Ownership of Shares

As of August     , 2017, the WRA Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each WRA Fund and of the WRA Trust as a whole. The tables below show,

as of August     , 2017, the shareholders of record who owned 5% or more of the outstanding shares of the noted class of shares of a WRA Fund.

WRA Fund	Name and Address	Amount of Shares Owned	Percentage of Fund Owned

The percentage of Shell Ivy Funds that would be owned by the shareholders named above upon consummation of the Reorganization based on their holdings shown above is expected to be substantially the same. The percentages of the Existing Ivy Funds that would be owned by the shareholders named above upon consummation of the Reorganization based on the holdings shown above is expected to decline.

As of August     , 2017, the Ivy Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Ivy Fund and of the Ivy Trust as a whole. The tables below show, as of August     , 2017, the shareholders of record who owned 5% or more of the outstanding shares of the noted class of shares of a Ivy Fund.

Ivy Fund	Name and Address	Amount of Shares Owned	Percentage of Fund Owned

Shareholder Communications. Shareholder communications to the WRA Trust Board must be in writing and addressed to the Board of Trustees of the Waddell & Reed Advisors Funds and to the attention of Jennifer K. Dulski, Secretary of the WRA Funds, at 6300 Lamar Avenue, Overland Park, Kansas 66202. If a specific trustee is the intended recipient of such communication, the name of that trustee must be noted therein. The Secretary will forward such correspondence only to the intended recipient if one is noted. Prior to forwarding any correspondence, the Secretary will review the communication and will not forward communications deemed by the Secretary, in her discretion, to be frivolous, of inconsequential commercial value or otherwise inappropriate for the WRA Trust Board’s consideration. Any communication reviewed by the Secretary and not forwarded to the WRA Trust Board for consideration shall be forwarded to and reviewed by independent legal counsel to the Independent Trustees. In the event independent legal counsel to the Independent Trustees disagrees with the determination of the Secretary and deems such communication appropriate for WRA Trust Board consideration, such communication shall be forwarded to the WRA Trust Board or members thereof, as appropriate. Each WRA Fund will retain shareholder communications addressed to the WRA Trust Board in accordance with its record retention policy.

Additional Information

For additional information about the WRA Funds, see the WRA Equity Prospectus and the WRA Fixed Income Prospectus along with the WRA SAI, copies of which may be obtained without charge by writing or calling the WRA Trust at the address and telephone number set forth on the first page of this Prospectus/Information Statement. For additional information about the Ivy Funds, see the Existing Ivy Funds Prospectus, Shell Ivy Funds Prospectus, Existing Ivy Funds SAI and the Shell Ivy Funds SAI, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling the Ivy Trust at the address and telephone number set forth on the first page of this Prospectus/Information Statement. Information about the WRA Funds and the Ivy Funds (including the most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549-1520 and at certain of the SEC’s regional offices: SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City –351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.8090.

APPENDIX A – AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this 16th day of May, 2017, by and between the Ivy Funds (the “Acquiring Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, on behalf of certain series, as listed in column 2 of Schedule I attached hereto and the Waddell & Reed Advisors Funds (“WRA Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, on behalf of its series as listed in column 1 of Schedule I attached hereto. Waddell & Reed Investment Management Company, the investment manager to the WRA Trust (“WRIMCO”), and Ivy Investment Management Company, the investment manager to the Acquiring Trust (“IIMCO”), each join this Agreement solely for the purposes of Section 9.

WHEREAS, WRA Trust offers, among others, the following investment portfolios: (1) WRA Core Investment Fund; (2) WRA Dividend Opportunities Fund; (3) WRA Energy Fund; (4) WRA Tax-Managed Equity Fund; (5) WRA Value Fund; (6) WRA Global Bond Fund; and (7) WRA Municipal Bond Fund (each a “Reorganizing Acquired Fund” and collectively, the “Reorganizing Acquired Funds”) as listed in column 1 of Schedule I;

WHEREAS, WRA Trust also offers, among others, the following investment portfolios: (1) WRA Bond Fund and (2) WRA Government Securities Fund (each a “Continuing Acquired Fund” and collectively, the “Continuing Acquired Funds” and together with the Reorganizing Acquired Funds, the “Acquired Funds”) as listed in column 1 of Schedule I;

WHEREAS, the Acquiring Trust currently offers, among others, the following investment portfolios: (1) Ivy Core Equity Fund; (2) Ivy Dividend Opportunities Fund; (3) Ivy Energy Fund: (4) Ivy Tax-Managed Equity Fund; (5) Ivy Value Fund; (6) Ivy Global Bond Fund; and (7) Ivy Municipal Bond Fund (each an “Operating Acquiring Fund” and collectively, the “Operating Acquiring Funds”) as listed in column 2 of Schedule I;

WHEREAS, the Acquiring Trust has recently organized the following additional investment portfolios: (1) Ivy Bond Fund and (2) Ivy Government Securities Fund; (each a “Shell Acquiring Fund” and collectively the “Shell Acquiring Funds” and together with the Operating Acquiring Funds, the “Acquiring Funds”) as listed in column 2 of Schedule I;

WHEREAS, each of the parties hereto desires to enter into and perform the reorganization described herein (the “Reorganization”) pursuant to which, among other things, at the respective times hereinafter set forth, (1) each Acquired Fund shall transfer all of its respective Assets (as defined below) to its corresponding Acquiring Fund (the name of which is set forth directly opposite the name of such Acquired Fund on Schedule I hereto) in exchange solely for full and fractional Class A, Class B, Class C and Class I shares of beneficial interest (as applicable) of the corresponding Acquiring Fund as set forth in Schedule I; (ii) the assumption by the Acquiring Trust on behalf of the corresponding Acquiring Fund of all of the Liabilities (as defined below) of its corresponding Acquired Fund; (2) the distribution of each of the corresponding Acquiring Fund’s shares to the shareholders of its corresponding Acquired Fund according to their respective interests in complete liquidation of an Acquired Fund; and (iii) the dissolution of each Acquired Fund as soon as practicable after the closing date (as referenced in Section 3 hereof and hereinafter called the “Closing Date”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth;

WHEREAS, the parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

1.	Transfer of Assets and Liabilities, Liquidation and Dissolution of Each of the Acquired Funds.

Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a) On the Closing Date (as defined in Section 3), WRA Trust, on behalf of each of Acquired Fund, will transfer and deliver to the Acquiring Trust, on behalf of each of the corresponding Acquiring Funds (the name of which is set forth directly opposite the name of such Acquired Fund on Schedule I hereto), all property, goodwill, and assets of every description and all interests, rights, privileges and powers of an Acquired Fund that are shown as an asset on the books and records of an Acquired Fund on the Closing Date (the “Assets”). In consideration thereof, the Acquiring Trust agrees that on the Closing Date: (i) the Acquiring Trust of behalf of each Acquiring Fund shall assume and pay when due all obligations and liabilities of its corresponding Acquired

Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9 hereof shall not be assumed or paid by an Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the corresponding Acquiring Fund; and (ii) the Acquiring Trust, on behalf of each Acquiring Fund shall deliver to WRA Trust, the number of full and fractional (calculated to the third decimal place) shares of each Class A, Class B, Class C and Class I shares of beneficial interest, without par value, of each of the Acquiring Funds (as set forth in Schedule I) (“Acquiring Fund Shares”), determined as provided in Section 2(a) below. In order to effect the delivery of shares, the Acquiring Trust will establish an open account of each Acquiring Fund for each shareholder of its corresponding Acquired Fund and, on the Closing Date, will credit to such account the number of full and fractional (calculated to the third decimal place) Acquiring Fund Shares as calculated in accordance with Section 2(a). Simultaneously with the crediting of the Acquiring Fund Shares to the shareholders of record of its corresponding Acquired Fund, the shares of an Acquired Fund held by such shareholders shall be cancelled by the WRA Trust. The Acquiring Trust shall not be obligated to issue certificates representing Acquiring Fund Shares in connection with such exchange.

(b) Immediately upon receipt of Acquiring Fund Shares of each Acquiring Fund, each Acquired Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of such Acquired Fund at the Closing Date, the respective Acquiring Fund Shares that have been received.

(c) As soon as practicable following the Closing Date, WRA Trust shall dissolve the Acquired Funds pursuant to the provisions of its Trust Instrument and the laws of the State of Delaware, and, after the Closing Date, the Acquired Funds shall not conduct any business except in connection with their liquidation.

(d) The Acquiring Trust, on behalf of each Acquiring Fund, and WRA Trust, on behalf of each Acquired Fund, intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The Acquiring Trust on behalf of each Acquiring Fund and WRA Trust, on behalf of each Acquired Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

2.	Share Calculations and Valuation of Assets

(a) The number of Class A Class B, Class C and Class I shares of each Acquiring Fund issued to its corresponding Acquired Fund will be determined as follows: the value of each Acquired Fund’s Assets that are so conveyed less the Liabilities that are assumed (determined as of the Valuation Date as defined below), that are attributable to Class A shares, Class B shares, Class C shares or Class Y shares of such Acquired Fund shall be divided by the net asset value (“NAV”) of one Class A share, Class B share, Class C share or Class I share, respectively, of its corresponding Acquiring Fund that is to be delivered with respect thereto (determined as of the Valuation Date as defined below).

(b) With respect to each Acquired Fund, the value of its Assets shall be the value of such Assets computed as of the time at which the Acquired Fund’s NAV is calculated as of the regular close of business (“Close of Business”) of the New York Stock Exchange (“NYSE”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Closing Date, using the valuation procedures set forth in WRA Trust’s currently effective prospectus and statement of additional information with respect to each Acquired Fund.

(c) The NAV per share of each class of Acquiring Fund Shares shall be computed on the Valuation Date in the manner set forth in the Ivy Fund’s currently effective prospectus with respect to an Acquiring Fund. With regard to the Shell Acquiring Funds, the NAV per share of each class of shares of a Shell Acquiring Fund shall be deemed to be the same as the NAV per share of each corresponding class of shares of the corresponding Continuing Acquired Fund.

3.	Valuation Date and Closing Date

(a) The Valuation Date, with respect to the Acquired Funds and their corresponding Acquiring Funds, shall be Close of Business on October 13, 2017, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the “Valuation Date”).

(b) The Closing Date, with respect to the Acquired Funds and their corresponding Acquiring Funds, shall occur on October 16, 2017, or such other date as the officers of each of the parties may mutually agree (the “Closing Date”). The closing of the Reorganization shall take place at the principal office of the Ivy Funds, 6300 Lamar Ave, Shawnee Mission, KS 66201-9217 or at such other place as the officers of the parties may mutually agree. All acts taking place at the closing shall be deemed to take place simultaneously as of immediately before the opening of business on the Closing Date.

(c) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the officers of the Acquiring Trust and WRA Trust, accurate appraisal of the value of the net Assets of any Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net Assets of each of the Acquired Funds is practicable in the judgment of the officers of the Acquiring Trust and WRA Trust.

(d) On the Closing Date, the portfolio securities of each Acquired Fund and all of an Acquired Fund’s cash shall be delivered by such Acquired Fund to the account of its corresponding Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “Bank of New York Mellon, custodian for Ivy [insert name of applicable Acquiring Fund] Fund, a series of Ivy Funds.”

(e) On the Closing Date, WRA Trust or its transfer agent shall deliver to the Acquiring Funds Trust or its designated agent a list of the names and addresses (which may be in electronic form) of each Acquired Fund’s shareholders and the number of outstanding shares of beneficial interest of each class of an Acquired Fund owned by each Acquired Fund’s shareholder, all as of the Close of Business on the Valuation Date.

(f) On the Closing Date, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of Assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	Representations and Warranties by WRA Trust

WRA Trust, on behalf of each of the Acquired Funds, represents and warrants to the Acquiring Trust that:

(a) WRA Trust is a statutory trust created under the laws of the State of Delaware on October 14, 2008 and is validly existing and in good standing under the laws of that State. WRA Trust, of which each Acquired Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act, as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date and all of the shares of each of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) WRA Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquired Fund. Each outstanding share of each Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable.

(c) WRA Trust has the necessary power and authority to conduct its business and the business of each Acquired Fund as such businesses are now being conducted.

(d) WRA Trust is not a party to or obligated under any provision of its Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) WRA Trust, on behalf of each Acquired Fund, has no material contracts or other commitments (other than the Agreement or agreement for the purchase of securities entered into the ordinary course of business and consistent with the obligations under the Agreement) which will not be terminated by it in accordance with their terms at or prior to the Closing Date or which will result in a penalty or additional fee to be due from or payable by it.

(f) Each Acquired Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(j) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with those shown in such financial statements since the dates of those financial statements.

(g) WRA Trust has elected to treat each Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, each Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause any Acquired Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(h) On the Closing Date, all material Returns (as defined below) of an Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the WRA Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquired Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in an Acquired Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(i) The books and records of WRA Trust and each Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of WRA Trust and each Acquired Fund.

(j) The financial statements appearing in (i) the Annual Report to Shareholders of the WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Tax-Managed Equity Fund and WRA Value Fund (“Acquired Equity Funds”) for the fiscal year ended June 30, 2016, and (ii) Annual Report to Shareholders of the WRA Bond Fund, WRA Global Bond Fund, WRA Government Securities Fund and WRA Municipal Bond Fund (“Acquired Fixed Income Funds”) for the fiscal year ended September 30, 2016, audited by Deloitte & Touche LLP, and any interim unaudited financial statements fairly present the financial position of Acquired Equity Funds and Acquired Fixed Income Funds as of the dates indicated, and the results of its operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in such Acquired Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquired Fund arising after such date. For the purposes of this subsection (j), a decline in the NAV of an Acquired Fund shall not constitute a material adverse change.

(k) The Registration Statement on Form N-14 (the “Registration Statement”) referred to in Section 7(e), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquired Fund, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by an Acquiring Fund for use therein.

(l) Each Acquired Fund’s current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects with the applicable requirements of the 1933 Act, and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which an Acquired Fund is a party that are not referred to in an Acquired Fund Prospectus or in the registration statement of which it is a part;

(m) There is no inter-corporate indebtedness existing between an Acquired Fund and its corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(n) Each Acquired Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against an Acquired Fund. No Acquired Fund, is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects an Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(p) Neither WRA Trust nor any Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(q) Neither WRA Trust nor any Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WRA

Trust, on behalf of each Acquired Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(s) At the Closing Date, WRA Trust will, on behalf of each of the Acquired Funds, (i) have good and marketable title to all of the Assets to be transferred to the Acquiring Fund pursuant to Section 1, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto; and (ii) will have full rights, power and authority to sell, assign transfer and deliver such Assets to be transferred to an Acquiring Fund pursuant to this Agreement.

5.	Representations and Warranties by the Acquiring Trust

The Acquiring Trust, on behalf of each of the Acquiring Funds, represents and warrants to WRA Trust that:

(a) The Acquiring Trust is a statutory trust created under the laws of the State of Delaware on November 13, 2008 and is validly existing and in good standing under the laws of that State. The Acquiring Trust, of which each Acquiring Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act as an open-end, management investment company. Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing Date and all of the shares of each of the Operating Acquiring Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the 1933 Act and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Acquiring Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquiring Fund. Each outstanding share of each Operating Acquiring Fund is validly issued, fully paid, non-assessable, has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable. The Acquiring Fund Shares of each Acquiring Fund to be issued pursuant to

Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c) The Acquiring Trust has the necessary power and authority to conduct its business and the business of each Acquiring Fund as such businesses are now being conducted.

(d) The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) Each Operating Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(i) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(f) The Acquiring Trust, with respect to each Operating Acquiring Fund, has elected, and with respect to each Shell Acquiring Fund, intends to elect, to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and each Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. Each Operating Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause an Operating Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year and ending on the Applicable Closing Date. Each Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(g) On the Closing Date, all material Returns of an Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To Acquiring Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in an Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(h) The books and records of the Acquiring Trust and each Acquiring Fund, are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Trust and each Acquiring Fund.

(i) The financial statements appearing in the Operating Acquiring Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2016, audited by Deloitte & Touche, LLP, and any interim unaudited financial statements fairly present the financial position of the Operating Acquiring Funds as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in an Acquiring Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquiring Fund arising after such date. For the purposes of this subsection (i), a decline in the NAV of the Acquiring Fund shall not constitute a material adverse change. Each Shell Acquiring Fund is, and will be at the time of the Closing Date, a shell series, without assets or liabilities, created for the purpose of acquiring the Assets and Liabilities of its corresponding Continuing Acquired Fund.

(j) The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquiring Fund and an Acquiring Fund Shares, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act, and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by an Acquired Fund for use therein.

(k) Each Acquiring Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(l) There is no inter-corporate indebtedness existing between an Acquired Fund and its corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(m) Each Acquiring Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(n) There is no material suit, judicial action, or legal or administrative proceeding or investigation pending or threatened against an Acquiring Fund. No Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects an Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(o) Neither the Acquiring Trust nor any Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(p) Neither the Acquiring Trust nor any Operating Acquiring Fund has any unamortized or unpaid organizational fees or expenses.

(q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of each Acquiring Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(r) On the Closing Date, the Acquiring Fund Shares of each Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the corresponding Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of each Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(s) Each Shell Acquiring Fund is, and will be at the time of Closing, a newly created series, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets of the corresponding Continuing Acquired Fund in connection with the Reorganization.

6.	Covenants of WRA Trust

(a) WRA Trust covenants to operate the business of each Acquired Fund as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) WRA Trust undertakes that WRA Trust and each Acquired Fund will not acquire the Acquiring Fund Shares of each corresponding Acquiring Fund for the purpose of making distributions thereof other than to the applicable Acquired Fund’s shareholders.

(c) WRA Trust covenants that by the time of the Closing Date, all of each Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) WRA Trust will at the Closing Date provide the Acquiring Trust with:

(i) A statement of the respective tax basis of all investments to be transferred by each Acquired Fund to the corresponding Acquiring Fund and the holding periods of such investments;

(ii) A copy (which may be in electronic form) of the shareholder ledger accounts of each of the Acquired Funds, including, without limitation (“Acquired Fund Shareholder Documentation”),

(A) the name, address and taxpayer identification number of each shareholder of record,

(B) the number of shares of beneficial interest held by each shareholder,

(C) the dividend reinvestment elections applicable to each shareholder, and

(D) the backup withholding and nonresident alien withholding certifications, notices or records on file with each Acquired Fund with respect to each shareholder, and such information as the Acquiring Trust on behalf of an Acquiring Fund may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with Acquired Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury following the Closing Date for all of the shareholders of record of an Acquired Fund’s shares as of the Close of Business on the Valuation Date as described in Section 2, who are to become holders of an Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement.

(iii) A copy of any other Tax books and records of an Acquired Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by an Acquired Fund after the Closing Date.

(iv) All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to an Acquired Fund (“FIN 48 Workpapers”).

(e) As promptly as practicable, but in any case within sixty days after the date of the Closing Date, WRA Trust shall furnish the Acquiring Trust, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of an Acquired Fund for federal income tax purposes that will be carried over by an Acquiring Fund as a result of Section 381 of the Code.

(f) WRA Trust undertakes that, if the Reorganization is consummated, each Acquired Fund will liquidate and dissolve.

(g) The Board of Trustees of WRA Trust shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of each Acquired Fund, the combined information statement/prospectus that complies in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the respective rules and regulations thereunder. In addition, the WRA Trust shall provide the Acquiring Trust with information reasonably necessary for the preparation and distribution of the combined information statement/prospectus to be included in the Registration Statement, in compliance with the 1933 Act and the 1940 Act.

(h) WRA Trust, on behalf of each Reorganizing Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of a Reorganizing Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of a Reorganizing Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of a Reorganizing Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the First Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

(i) Subject to the provisions of this Agreement, the WRA Trust shall take, or cause to be taken, all actions or do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

7.	Covenants of the Acquiring Trust

(a) The Acquiring Trust covenants to operate the business of each Operating Acquiring Fund as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Acquiring Trust covenants that the Acquiring Fund Shares of each Acquiring Fund to be issued and delivered to the corresponding Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(c) The Acquiring Trust covenants to establish and organize each of the Shell Acquiring Funds so that it may conduct its business in substantially the same manner as the business of the corresponding Continuing Acquired Fund is currently conducted between the date hereof and the Closing Date.

(d) The Acquiring Trust covenants that by the Closing Date, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(e) The Acquiring Trust will file with the Commission a Registration Statement under the 1933 Act (“Registration Statement”), relating to the Acquiring Fund Shares of the Acquiring Funds issuable hereunder, will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable and will mail to each shareholder of record of an Acquired Fund entitled to receive the combined information statement/prospectus included in the Registration Statement.

(f) The Acquiring Trust shall provide an Acquiring Fund with information reasonably necessary for the preparation and distribution of the combined information statement/prospectus to be included in the Registration Statement, in compliance with the 1933 Act and the 1940 Act.

(g) Subject to the provisions of the Agreement, the Acquiring Trust shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

8.	Conditions Precedent to be Fulfilled by WRA Trust and the Acquiring Trust

The respective obligations of WRA Trust and the Acquiring Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a) That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing Date with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing Date.

(b) That the Registration Statement will have become effective and Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(c) WRA Trust, on behalf of each Reorganizing Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of a Reorganizing Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of a Reorganizing Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year in each case after reduction for any capital loss carryover; and (iii) at least 90 percent of the excess, if any, of a Reorganizing Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the First Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

(d) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the applicable Acquired Fund and/or Acquiring Funds.

(e) That prior to or at the Closing Date, WRA Trust on behalf of each of the Acquired Funds and the Acquiring Trust, on behalf of each of the Acquiring Funds, shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the Acquiring Trust and WRA Trust in certificates delivered to Stradley, as to each Acquiring Fund and corresponding Acquired Fund:

(i) The acquisition by an Acquiring Fund of all of the assets of the corresponding Acquired Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares to be issued pursuant to Section 1 hereof and the assumption by the corresponding Acquiring Fund of the Liabilities of the corresponding Acquired Fund, followed by the distribution by each Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii) No gain or loss will be recognized by any Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a), 361(c)(1) and Section 357(a) of the Code;

(iii) No gain or loss will be recognized by any Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the corresponding Acquired Fund pursuant to Section 1032(a) of the Code;

(iv) No gain or loss will be recognized by an Acquired Fund upon the distribution of an Acquiring Fund Shares to its shareholders in complete liquidation of an Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v) The basis of the assets of each Acquired Fund received by the corresponding Acquiring Fund will be the same as the basis of these assets to an Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi) The holding period of the assets of any Acquired Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by an Acquired Fund pursuant to Section 1223(2) of the Code;

(vii) No gain or loss will be recognized by the shareholders of any Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the corresponding Acquiring Fund, pursuant to Section 354(a)(1) of the Code;

(viii) The basis of the Acquiring Fund Shares received by the shareholders of each Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix) The holding period of the Acquiring Fund Shares received by the shareholders of each Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of an Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x) For purposes of Section 381 of the Code, either: each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations; or (ii) each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), the items of Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization.

(f) That the Acquiring Trust’s Registration Statement with respect to the Acquiring Fund Shares of each of the Acquiring Funds to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing Date, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g) That the Acquiring Fund Shares of each of the Acquiring Funds to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of its corresponding Acquired Fund.

(h) The WRA Trust shall have delivered to the Acquiring Trust (i) a statement of each Acquired Fund’s Assets, together with a list of portfolio securities of the Acquired Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, (ii) the Acquired Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) any Tax books and records as described in Section 6(d)(iii), and (v) a statement of earnings and profits as provided in Section 6(e).

9.	Fees and Expenses

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, transfer taxes, and any other stamp duty taxes, if any, shall be borne as follows: up to $200,000 by IIMCO, up to $200,000 by WRIMCO and any remaining expenses will be evenly split between the Acquired Funds and Acquiring Funds.

10.	Termination; Waiver; Order

(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date as follows:

(1) by mutual consent of WRA Trust and the Acquiring Trust;

(2) by the Acquiring Trust if any condition precedent to its obligations set forth in Section 8 has not been fulfilled or waived by the Acquiring Trust; or

(3) by WRA Trust if any condition precedent to its obligations set forth in Section 8 has not been fulfilled or waived by WRA Trust.

(b) If the transactions contemplated by this Agreement have not been consummated by the later of December 31, 2017 this Agreement shall automatically terminate on such later date, unless a later date is agreed to by the officers of the WRA Trust and the Acquiring Trust.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability on the part of either WRA Trust or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement but all expenses incidental to the preparation and carrying out of the Agreement shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by either WRA Trust or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e) The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither WRA Trust nor the Acquiring Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board of Trustees of WRA Trust or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement.

11.	Liability of the Acquiring Trust and WRA Trust

(a) Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Acquiring Funds; that any liability of the Acquiring Trust under this Agreement with respect to any Acquiring Fund, or in connection with the transactions contemplated herein with respect to any Acquiring Fund, shall be discharged only out of the assets of the affected Acquiring Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither WRA Trust nor any Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the trustees, officers, employees or agents of the Acquiring Trust, or any of them.

(b) Each party acknowledges and agrees that all obligations of WRA Trust under this Agreement are binding only with respect to the Acquired Funds; that any liability of WRA Trust under this Agreement with respect to the Acquired Funds, or in connection with the transactions contemplated herein with respect to any Acquired Fund, shall be discharged only out of the assets of the affected Acquired Fund; that no other series of WRA Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor any Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of WRA Trust, the trustees, officers, employees or agents of WRA Trust, or any of them.

12.	Cooperation and Exchange of Information

(a) WRA Trust and Acquiring Trust will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.

(b) Any reporting responsibility of an Acquired Fund is and shall remain the responsibility of the WRA Trust, up to and including the Closing Date, and such later date on which a Reorganizing Acquired Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

(c) After the Closing Date, WRA Trust, on behalf of a Reorganizing Acquired Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by WRA Trust with respect to a Reorganizing Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

13.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

14.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

To WRA Trust:

Waddell & Reed Advisors Fund

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, KS 66201-9217

To the Acquiring Trust:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, KS 66201-9217

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Attention: Alan Goldberg, Esquire

16.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

17.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

18.	Publicity

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

19.	Confidentiality

(a) The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the parties agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

20.	Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

[signature page follows]

IN WITNESS WHEREOF, WRA Trust and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Waddell & Reed Advisors Fund, on behalf of each Acquired Fund

By:

Name:

Title:

Ivy Funds, on behalf of each Acquiring Fund

By:

Name:

Title:

Solely for purposes of Section 9

Ivy Investment Management Company

By:

Name:

Title:

Solely for purposes of Section 9

Waddell & Reed Investment Management Company

By:

Name:

Title:

SCHEDULE I

WRA Trust Reorganizing Acquired Funds	Acquiring Trust Operating Acquiring Funds
WRA Core Investment Fund Class A Class B Class C Class Y	Ivy Core Equity Fund Class A Class B Class C Class I
WRA Dividend Opportunities Fund Class A Class B Class C Class Y	Ivy Dividend Opportunities Fund Class A Class B Class C Class I
WRA Energy Fund Class A Class B Class C Class Y	Ivy Energy Fund Class A Class B Class C Class I
WRA Tax-Managed Equity Fund Class A Class B Class C Class Y	Ivy Tax-Managed Equity Fund Class A Class B Class C Class I
WRA Value Fund Class A Class B Class C Class Y	Ivy Value Fund Class A Class B Class C Class I
WRA Global Bond Fund Class A Class B Class C Class Y	Ivy Global Bond Fund Class A Class B Class C Class I
WRA Municipal Bond Fund Class A Class B Class C Class Y	Ivy Municipal Bond Fund Class A Class B Class C Class I

Continuing Acquired Funds	Shell Acquiring Funds
WRA Bond Fund Class A Class B Class C Class Y	Ivy Bond Fund Class A Class B Class C Class I
WRA Government Securities Fund Class A Class B Class C Class Y	Ivy Government Securities Fund Class A Class B Class C Class I

APPENDIX B – FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each of the classes of the WRA Funds and the Existing Ivy Funds for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. The financial information provided has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Funds’ financial statements and financial highlights, for the most recent fiscal year, are included in the Funds’ Annual Report to Shareholders which is incorporated by reference into the SAI. The annual report contains additional performance information and will be made available upon request and without charge.

WRA CORE INVESTMENT FUND

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$		$		$		$		$		$
Year ended 6-30-2016		7.13		0.02		(0.16)		(0.14)		(0.01)		(0.89)
Year ended 6-30-2015		7.72		0.02		0.26		0.28		(0.02)		(0.85)
Year ended 6-30-2014		7.02		0.03		1.77		1.80		(0.03)		(1.07)
Year ended 6-30-2013		6.30		0.04		1.12		1.16		(0.03)		(0.41)
Class B Shares(5)
Year ended 6-30-2017										-
Year ended 6-30-2016		6.08		(0.05)		(0.14)		(0.19)		-		(0.83)
Year ended 6-30-2015		6.71		(0.06)		0.22		0.16		-		(0.79)
Year ended 6-30-2014		6.23		(0.05)		1.55		1.50		-		(1.02)
Year ended 6-30-2013		5.66		(0.04)		1.01		0.97		-		(0.40)
Class C Shares
Year ended 6-30-2017										-
Year ended 6-30-2016		6.21		(0.04)		(0.14)		(0.18)		-		(0.84)
Year ended 6-30-2015		6.83		(0.04)		0.22		0.18		-		(0.80)
Year ended 6-30-2014		6.33		(0.04)		1.58		1.54		-		(1.04)
Year ended 6-30-2013		5.74		(0.03)		1.02		0.99		-		(0.40)
Class Y Shares
Year ended 6-30-2017
Year ended 6-30-2016		7.17		0.04		(0.18)		(0.14)		(0.02)		(0.89)
Year ended 6-30-2015		7.76		0.04		0.26		0.30		(0.04)		(0.85)
Year ended 6-30-2014		7.05		0.05		1.78		1.83		(0.05)		(1.07)
Year ended 6-30-2013		6.32		0.06		1.13		1.19		(0.05)		(0.41)

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another WRA Fund or Ivy Fund.

Total Distributions		Net Asset Value, End of Period		Total Return(2)		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$		$			%	$			%(4)		%(4)		%(4)		%(4)		%
	(0.90)		6.09	-2.06			2,777	1.04		0.26		1.05		0.25		52
	(0.87)		7.13	3.89			4,313	1.02		0.28		1.03		0.27		64
	(1.10)		7.72	27.42			4,296	1.04		0.39		1.06		0.37		52
	(0.44)		7.02	19.22			3,354	1.09		0.56		1.11		0.54		68

									(4)		(4)		(4)		(4)
	(0.83)		5.06	-3.32			8	2.21		-0.93		2.22		-0.94		52
	(0.79)		6.08	2.64			12	2.17		-0.88		2.18		-0.89		64
	(1.02)		6.71	25.88			15	2.21		-0.78		2.22		-0.79		52
	(0.40)		6.23	17.90			15	2.34		-0.68		2.36		-0.70		68

									(4)		(4)		(4)		(4)
	(0.84)		5.19	-3.05			20	2.00		-0.71		2.01		-0.72		52
	(0.80)		6.21	2.94			22	1.96		-0.66		1.97		-0.67		64
	(1.04)		6.83	26.08			22	1.99		-0.56		2.00		-0.57		52
	(0.40)		6.33	18.15			17	2.07		-0.41		2.09		-0.43		68

									(4)		(4)		(4)		(4)
	(0.91)		6.12	-1.96			1,069	0.78		0.60		0.79		0.59		52
	(0.89)		7.17	4.12			98	0.78		0.53		0.79		0.52		64
	(1.12)		7.76	27.80			87	0.79		0.65		0.80		0.64		52
	(0.46)		7.05	19.67			83	0.80		0.85		0.82		0.83		68

WRA DIVIDEND OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$		$		$		$		$		$
Year ended 6-30-2016		16.99		0.15		0.02		0.17		(0.15)		(1.98)
Year ended 6-30-2015		19.98		0.20		0.04		0.24		(0.21)		(3.02)
Year ended 6-30-2014		17.17		0.20		3.83		4.03		(0.18)		(1.04)
Year ended 6-30-2013		14.85		0.21		2.31		2.52		(0.20)		-
Class B Shares(4)
Year ended 6-30-2017
Year ended 6-30-2016		16.56		(0.03)		0.01		(0.02)		-		(1.98)
Year ended 6-30-2015		19.56		0.00 *		0.04		0.04		(0.02)		(3.02)
Year ended 6-30-2014		16.88		(0.01)		3.75		3.74		(0.02)		(1.04)
Year ended 6-30-2013		14.64		0.03		2.28		2.31		(0.07)		-
Class C Shares
Year ended 6-30-2017
Year ended 6-30-2016		16.70		0.02		0.01		0.03		-		(1.98)
Year ended 6-30-2015		19.67		0.04		0.06		0.10		(0.05)		(3.02)
Year ended 6-30-2014		16.95		0.04		3.77		3.81		(0.05)		(1.04)
Year ended 6-30-2013		14.69		0.07		2.29		2.36		(0.10)		-
Class Y Shares
Year ended 6-30-2017
Year ended 6-30-2016		17.00		0.47		(0.26)		0.21		(0.20)		(1.98)
Year ended 6-30-2015		19.99		0.26		0.04		0.30		(0.27)		(3.02)
Year ended 6-30-2014		17.18		0.25		3.83		4.08		(0.23)		(1.04)
Year ended 6-30-2013		14.85		0.28		2.31		2.59		(0.26)		-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another WRA Fund or Ivy Fund.

Total Distributions		Net Asset Value, End of Period		Total Return(2)		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$		$			%	$			%(3)		%(3)		%
	(2.13)		15.03	1.26			331	1.25		0.95		40
	(3.23)		16.99	1.20			631	1.23		1.08		40
	(1.22)		19.98	24.30			698	1.26		1.05		47
	(0.20)		17.17	17.11			686	1.29		1.33		36

									(3)		(3)
	(1.98)		14.56	0.06			2	2.41		-0.19		40
	(3.04)		16.56	0.11			4	2.33		-0.02		40
	(1.06)		19.56	22.91			6	2.39		-0.07		47
	(0.07)		16.88	15.81			7	2.48		0.17		36

									(3)		(3)
	(1.98)		14.75	0.38			7	2.07		0.15		40
	(3.07)		16.70	0.43			8	2.06		0.24		40
	(1.09)		19.67	23.20			9	2.11		0.20		47
	(0.10)		16.95	16.17			9	2.17		0.46		36

									(3)		(3)
	(2.18)		15.03	1.56			234	0.82		3.92		40
	(3.29)		17.00	1.53			5	0.90		1.40		40
	(1.27)		19.99	24.68			2	0.95		1.32		47
	(0.26)		17.18	17.63			2	0.89		1.71		36

WRA ENERGY FUND

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$		$		$		$		$-	$-
Year ended 6-30-2016		14.13		(0.05)		(1.53)		(1.58)	-	-
Year ended 6-30-2015		18.81		(0.06)		(4.62)		(4.68)	-	-
Year ended 6-30-2014		13.72		(0.09)		5.18		5.09	-	-
Year ended 6-30-2013		11.21		(0.08)		2.59		2.51	-	-
Class B Shares(4)
Year ended 6-30-2017									-	-
Year ended 6-30-2016		12.71		(0.20)		(1.39)		(1.59)	-	-
Year ended 6-30-2015		17.13		(0.23)		(4.19)		(4.42)	-	-
Year ended 6-30-2014		12.65		(0.25)		4.73		4.48	-	-
Year ended 6-30-2013		10.47		(0.22)		2.40		2.18	-	-
Class C Shares
Year ended 6-30-2017									-	-
Year ended 6-30-2016		13.12		(0.14)		(1.41)		(1.55)	-	-
Year ended 6-30-2015		17.61		(0.18)		(4.31)		(4.49)	-	-
Year ended 6-30-2014		12.96		(0.21)		4.86		4.65	-	-
Year ended 6-30-2013		10.68		(0.18)		2.46		2.28	-	-
Class Y Shares
Year ended 6-30-2017									-	-
Year ended 6-30-2016		14.76		(0.02)		(1.56)		(1.58)	-	-
Year ended 6-30-2015		19.55		0.01		(4.80)		(4.79)	-	-
Year ended 6-30-2014		14.20		(0.01)		5.36		5.35	-	-
Year ended 6-30-2013		11.53		(0.01)		2.68		2.67	-	-

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another WRA Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period		Total Return(2)		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$-	$			%	$			%(3)		%(3)		%
-		12.55	-11.18			158	1.64		-0.39		47
-		14.13	-24.88			265	1.55		-0.38		24
-		18.81	37.00			299	1.57		-0.54		43
-		13.72	22.48			208	1.66		-0.62		22

-								(3)		(3)
-		11.12	-12.51			1	3.14		-1.88		47
-		12.71	-25.80			1	2.81		-1.64		24
-		17.13	35.41			2	2.78		-1.75		43
-		12.65	20.82			3	2.93		-1.88		22

-								(3)		(3)
-		11.57	-11.81			2	2.58		-1.34		47
-		13.12	-25.50			3	2.43		-1.25		24
-		17.61	35.77			4	2.42		-1.40		43
-		12.96	21.44			3	2.52		-1.47		22

-								(3)		(3)
-		13.18	-10.70			87	1.10		-0.19		47
-		14.76	-24.50			3	1.09		0.08		24
-		19.55	37.68			4	1.09		-0.06		43
-		14.20	23.16			2	1.10		-0.06		22

WRA TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$		$		$		$		$		$
Year ended 6-30-2016		18.61		(0.04)		(0.45)		(0.49)		-		(1.45)
Year ended 6-30-2015		17.66		0.00		2.21		2.21		- *		(1.26)
Year ended 6-30-2014		14.70		0.01		4.43		4.44		(0.01)		(1.47)
Year ended 6-30-2013		13.14		0.06		1.90		1.96		(0.05)		(0.35)
Class B Shares(5)
Year ended 6-30-2017
Year ended 6-30-2016		16.06		(0.19)		(0.38)		(0.57)		-		(1.29)
Year ended 6-30-2015		15.55		(0.15)		1.92		1.77		-		(1.26)
Year ended 6-30-2014		13.09		(0.13)		3.92		3.79		-		(1.33)
Year ended 6-30-2013		11.82		(0.07)		1.69		1.62		-		(0.35)
Class C Shares
Year ended 6-30-2017
Year ended 6-30-2016		16.06		(0.16)		(0.39)		(0.55)		-		(1.31)
Year ended 6-30-2015		15.54		(0.13)		1.91		1.78		-		(1.26)
Year ended 6-30-2014		13.08		(0.12)		3.94		3.82		-		(1.36)
Year ended 6-30-2013		11.80		(0.06)		1.69		1.63		-		(0.35)
Class Y Shares
Year ended 6-30-2017				*
Year ended 6-30-2016(6)		16.92		0.00 *		(0.24)		(0.24)		-		-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another WRA Fund or Ivy Fund.
(6)	For the period from June 10, 2016 (commencement of operations of the class) through June 30, 2016.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2016.

Total Distributions		Net Asset Value, End of Period		Total Return(2)		Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$		$			%	$				%(4)		%(4)		%(4)		%(4)		%
	(1.45)		16.67	-2.94			212		1.07		-0.25		1.08		-0.26		39
	(1.26)		18.61	13.14			360		1.06		0.02		1.08		0.00	*	43
	(1.48)		17.66	31.22			305		1.08		0.06		1.09		0.05		30
	(0.40)		14.70	15.26			233		1.12		0.42		1.14		0.40		42

								*		(4)		(4)
	(1.29)		14.20	-3.89			-	*	2.11		-1.29		-		-		39
	(1.26)		16.06	12.02			-	*	2.05		-0.97		-		-		43
	(1.33)		15.55	29.98			1		2.06		-0.92		-		-		30
	(0.35)		13.09	14.02			1		2.16		-0.60		-		-		42

										(4)		(4)
	(1.31)		14.20	-3.76			6		1.94		-1.11		-		-		39
	(1.26)		16.06	12.10			5		1.93		-0.85		-		-		43
	(1.36)		15.54	30.09			4		1.95		-0.81		-		-		30
	(0.35)		13.08	14.21			3		2.03		-0.49		-		-		42

										(4)		(4)
	-		16.68	-1.42			162		0.74	(4)	0.21	(4)	-		-		39	(7)

WRA VALUE FUND

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$		$		$		$		$		$
Year ended 6-30-2016		16.32		0.12		(0.97)		(0.85)		(0.05)		(2.14)
Year ended 6-30-2015		17.45		0.09		0.54		0.63		(0.05)		(1.71)
Year ended 6-30-2014		15.14		0.07		3.13		3.20		(0.04)		(0.85)
Year ended 6-30-2013		11.91		0.11		3.27		3.38		(0.15)		-
Class B Shares(5)
Year ended 6-30-2017
Year ended 6-30-2016		15.31		(0.05)		(0.91)		(0.96)		-		(2.01)
Year ended 6-30-2015		16.48		(0.11)		0.52		0.41		-		(1.58)
Year ended 6-30-2014		14.40		(0.12)		2.98		2.86		-		(0.78)
Year ended 6-30-2013		11.35		(0.05)		3.11		3.06		(0.01)		-
Class C Shares
Year ended 6-30-2017
Year ended 6-30-2016		15.57		0.00 *		(0.93)		(0.93)		-		(2.05)
Year ended 6-30-2015		16.73		(0.06)		0.52		0.46		-		(1.62)
Year ended 6-30-2014		14.59		(0.08)		3.02		2.94		-		(0.80)
Year ended 6-30-2013		11.48		(0.01)		3.16		3.15		(0.04)		-
Class Y Shares
Year ended 6-30-2017
Year ended 6-30-2016		16.40		0.46		(1.27)		(0.81)		(0.07)		(2.17)
Year ended 6-30-2015		17.53		0.15		0.54		0.69		(0.11)		(1.71)
Year ended 6-30-2014		15.21		0.12		3.14		3.26		(0.10)		(0.84)
Year ended 6-30-2013		11.96		0.17		3.28		3.45		(0.20)		-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another WRA Fund or Ivy Fund.

Total Distributions		Net Asset Value, End of Period		Total Return(2)		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$		$			%	$			%(4)		%(4)		%(4)		%(4)		%
	(2.19)		13.28	-5.49			304	1.24		0.83		1.25		0.82		50
	(1.76)		16.32	3.75			891	1.22		0.52		1.23		0.51		80
	(0.89)		17.45	21.77			867	1.25		0.41		1.26		0.40		72
	(0.15)		15.14	28.58			646	1.32		0.80		1.33		0.79		62

									(4)		(4)		(4)		(4)
	(2.01)		12.34	-6.65			2	2.46		-0.37		2.47		-0.38		50
	(1.58)		15.31	2.53			3	2.38		-0.66		2.39		-0.67		80
	(0.78)		16.48	20.37			4	2.40		-0.75		2.41		-0.76		72
	(0.01)		14.40	27.12			5	2.54		-0.38		2.55		-0.39		62

									(4)		(4)		(4)		(4)
	(2.05)		12.59	-6.28			4	2.11		0.01		2.12		0.00	*	50
	(1.62)		15.57	2.81			6	2.09		-0.36		2.10		-0.37		80
	(0.80)		16.73	20.76			7	2.13		-0.48		2.14		-0.49		72
	(0.04)		14.59	27.46			6	2.23		-0.10		2.24		-0.11		62

									(4)		(4)		(4)		(4)
	(2.24)		13.35	-5.19			436	0.88		3.83		0.89		3.82		50
	(1.82)		16.40	4.07			16	0.89		0.86		0.90		0.85		80
	(0.94)		17.53	22.17			11	0.90		0.75		0.91		0.74		72
	(0.20)		15.21	29.19			9	0.91		1.26		0.92		1.25		62

WRA BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Six-month period ended 3-31-2017 (unaudited)	$6.51	$0.06	$(0.20)	$(0.14)	$(0.08)	$(0.11)
Year ended 9-30-2016	6.30	0.13	0.28	0.41	(0.13)	(0.07)
Year ended 9-30-2015	6.34	0.13	(0.03)	0.10	(0.14)	-
Year ended 9-30-2014	6.33	0.16	0.03	0.19	(0.18)	-
Year ended 9-30-2013	6.67	0.15	(0.32)	(0.17)	(0.17)	-
Class B Shares(5)
Six-month period ended 3-31-2017 (unaudited)	6.51	0.02	(0.20)	(0.18)	(0.04)	(0.11)
Year ended 9-30-2016	6.29	0.04	0.29	0.33	(0.04)	(0.07)
Year ended 9-30-2015	6.34	0.05	(0.04)	0.01	(0.06)	-
Year ended 9-30-2014	6.33	0.08	0.03	0.11	(0.10)	-
Year ended 9-30-2013	6.66	0.07	(0.31)	(0.24)	(0.09)	-
Class C Shares
Six-month period ended 3-31-2017 (unaudited)	6.50	0.03	(0.20)	(0.17)	(0.05)	(0.11)
Year ended 9-30-2016	6.29	0.07	0.28	0.35	(0.07)	(0.07)
Year ended 9-30-2015	6.34	0.07	(0.03)	0.04	(0.09)	-
Year ended 9-30-2014	6.33	0.10	0.03	0.13	(0.12)	-
Year ended 9-30-2013	6.66	0.09	(0.31)	(0.22)	(0.11)	-
Class Y Shares
Six-month period ended 3-31-2017 (unaudited)	6.51	0.07	(0.20)	(0.13)	(0.09)	(0.11)
Year ended 9-30-2016	6.30	0.15	0.28	0.43	(0.15)	(0.07)
Year ended 9-30-2015	6.35	0.15	(0.04)	0.11	(0.16)	-
Year ended 9-30-2014	6.34	0.18	0.03	0.21	(0.20)	-
Year ended 9-30-2013	6.67	0.17	(0.31)	(0.14)	(0.19)	-

(1)	Based on average weekly shares outstanding.
(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another WRA Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$(0.19)	$6.18	-2.09%	$460	0.99	%(4)	1.99	%(4)	1.01	%(4)	1.97	%(4)	23%
(0.20)	6.51	6.58	520	0.97		2.03		0.98		2.02		88
(0.14)	6.30	1.66	1,206	0.95		2.02		0.96		2.01		58
(0.18)	6.34	3.03	1,239	0.96		2.58		0.97		2.57		18
(0.17)	6.33	-2.48	1,365	0.94		2.32		0.95		2.31		28

(0.15)	6.18	-2.74	2	2.36	(4)	0.62	(4)	-		-		23
(0.11)	6.51	5.31	2	2.31		0.68		-		-		88
(0.06)	6.29	0.21	3	2.26		0.73		-		-		58
(0.10)	6.34	1.70	4	2.25		1.30		-		-		18
(0.09)	6.33	-3.70	6	2.20		1.06		-		-		28

(0.16)	6.17	-2.50	9	1.86	(4)	1.12	(4)	-		-		23
(0.14)	6.50	5.65	10	1.85		1.14		-		-		88
(0.09)	6.29	0.56	10	1.87		1.11		-		-		58
(0.12)	6.34	2.08	11	1.89		1.65		-		-		18
(0.11)	6.33	-3.35	14	1.84		1.42		-		-		28

(0.20)	6.18	-1.96	684	0.69	(4)	2.29	(4)	-		-		23
(0.22)	6.51	6.88	752	0.67		2.28		-		-		88
(0.16)	6.30	1.80	2	0.67		2.41		-		-		58
(0.20)	6.35	3.33	25	0.67		2.87		-		-		18
(0.19)	6.34	-2.19	15	0.65		2.59		-		-		28

WRA GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Six-month period ended 3-31-2017 (unaudited)	$3.68	$0.05	$0.02	$0.07	$(0.04)	$-
Year ended 9-30-2016	3.52	0.11	0.12	0.23	(0.07)	-
Year ended 9-30-2015	3.90	0.13	(0.39)	(0.26)	(0.12)	-
Year ended 9-30-2014	3.88	0.15	0.02	0.17	(0.15)	-
Year ended 9-30-2013	4.01	0.16	(0.10)	0.06	(0.17)	(0.02)
Year ended 9-30-2012	3.88	0.17	0.13	0.30	(0.17)	-
Class B Shares(5)
Six-month period ended 3-31-2017 (unaudited)	$3.68	0.03	0.01	0.04	(0.01)	-
Year ended 9-30-2016	3.51	0.07	0.12	0.19	(0.02)	-
Year ended 9-30-2015	3.89	0.08	(0.39)	(0.31)	(0.07)	-
Year ended 9-30-2014	3.88	0.10	0.01	0.11	(0.10)	-
Year ended 9-30-2013	4.01	0.11	(0.10)	0.01	(0.12)	(0.02)
Year ended 9-30-2012	3.88	0.12	0.13	0.25	(0.12)	-
Class C Shares
Six-month period ended 3-31-2017 (unaudited)	3.68	0.03	0.02	0.05	(0.02)	-
Year ended 9-30-2016	3.51	0.08	0.12	0.20	(0.03)	-
Year ended 9-30-2015	3.90	0.09	(0.39)	(0.30)	(0.09)	-
Year ended 9-30-2014	3.88	0.12	0.02	0.14	(0.12)	-
Year ended 9-30-2013	4.01	0.13	(0.10)	0.03	(0.13)	(0.03)
Year ended 9-30-2012	3.88	0.13	0.13	0.26	(0.13)	-
Class Y Shares
Six-month period ended 3-31-2017 (unaudited)	3.68	0.06	0.02	0.08	(0.04)	-
Year ended 9-30-2016	3.52	0.12	0.12	0.24	(0.08)	-
Year ended 9-30-2015	3.90	0.14	(0.39)	(0.25)	(0.13)	-
Year ended 9-30-2014	3.88	0.16	0.03	0.19	(0.17)	-
Year ended 9-30-2013	4.02	0.18	(0.12)	0.06	(0.18)	(0.02)
Year ended 9-30-2012	3.88	0.18	0.14	0.32	(0.18)	-

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another WRA Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$(0.04)	$3.71	1.80%	$260	1.15	%(4)	2.74	%(4)	1.24	%(4)	2.65	%(4)	12%
(0.07)	3.68	6.49	281	1.19		3.21		1.22%		3.18		16
(0.12)	3.52	-6.89	641	1.17		3.36		1.19		3.34		16
(0.15)	3.90	4.48	787	1.17		3.79		1.19		3.77		27
(0.19)	3.88	1.48	796	1.19		4.04		1.21		4.02		21
(0.17)	4.01	7.78	794	1.21		4.23		1.23		4.21		27

(0.01)	3.71	1.11	1	2.50	(4)	1.40	(4)	2.63	(4)	1.27	(4)	12
(0.02)	3.68	5.37	1	2.52		1.84		2.55		1.81		16
(0.07)	3.51	-8.13	2	2.52		2.02		2.54		2.00		16
(0.10)	3.89	2.87	3	2.45		2.51		2.47		2.49		27
(0.14)	3.88	0.26	4	2.42		2.82		2.44		2.80		21
(0.12)	4.01	6.51	6	2.37		3.07		2.39		3.05		27

(0.02)	3.71	1.38	5	2.03	(4)	1.86	(4)	2.08	(4)	1.81	(4)	12
(0.03)	3.68	5.87	6	2.03		2.33		2.06		2.30		16
(0.09)	3.51	-7.92	7	2.00		2.53		2.02		2.51		16
(0.12)	3.90	3.63	11	2.00		2.96		2.02		2.94		27
(0.16)	3.88	0.62	12	2.00		3.22		2.02		3.20		21
(0.13)	4.01	6.89	14	2.03		3.40		2.05		3.38		27

(0.04)	3.72	2.24	270	0.83	(4)	3.06	(4)	0.87	(4)	3.02	(4)	12
(0.08)	3.68	6.88	303	0.81		3.32		0.84		3.29		16
(0.13)	3.52	-6.56	53	0.81		3.71		0.83		3.69		16
(0.17)	3.90	4.88	52	0.80		4.15		0.82		4.13		27
(0.20)	3.88	1.86	38	0.80		4.42		0.82		4.40		21
(0.18)	4.02	8.22	41	0.81		4.61		0.83		4.59		27

WRA GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Six-month period ended 3-31-2017 (unaudited)	$5.60	$0.03		$(0.19)	$(0.16)	$(0.04)	$-
Year ended 9-30-2016	5.51	0.06		0.10	0.16	(0.07)	-
Year ended 9-30-2015	5.49	0.07		0.03	0.10	(0.08)	-
Year ended 9-30-2014	5.51	0.08		(0.01)	0.07	(0.09)	-
Year ended 9-30-2013	5.85	0.07		(0.29)	(0.22)	(0.09)	(0.03)
Year ended 9-30-2012	5.89	0.10		0.03	0.13	(0.12)	(0.05)
Class B Shares(5)
Six-month period ended 3-31-2017 (unaudited)	5.60	0.00	*	(0.19)	(0.19)	(0.01)	-
Year ended 9-30-2016	5.51	0.00	*	0.10	0.10	(0.01)	-
Year ended 9-30-2015	5.49	0.00	*	0.04	0.04	(0.02)	-
Year ended 9-30-2014	5.51	0.01		0.00	0.01	(0.03)	-
Year ended 9-30-2013	5.85	0.01		(0.29)	(0.28)	(0.03)	(0.03)
Year ended 9-30-2012	5.89	0.03		0.03	0.06	(0.05)	(0.05)
Class C Shares
Six-month period ended 3-31-2017 (unaudited)	5.60	0.00	*	(0.19)	(0.19)	(0.01)	-
Year ended 9-30-2016	5.51	0.01		0.11	0.12	(0.03)	-
Year ended 9-30-2015	5.49	0.02		0.04	0.06	(0.04)	-
Year ended 9-30-2014	5.51	0.03		0.00	0.03	(0.05)	-
Year ended 9-30-2013	5.85	0.03		(0.29)	(0.26)	(0.05)	(0.03)
Year ended 9-30-2012	5.89	0.05		0.03	0.08	(0.07)	(0.05)
Class Y Shares
Six-month period ended 3-31-2017 (unaudited)	5.60	0.04		(0.20)	(0.16)	(0.04)	-
Year ended 9-30-2016	5.51	0.07		0.11	0.18	(0.09)	-
Year ended 9-30-2015	5.49	0.08		0.04	0.12	(0.10)	-
Year ended 9-30-2014	5.51	0.10		(0.01)	0.09	(0.11)	-
Year ended 9-30-2013	5.85	0.09		(0.29)	(0.20)	(0.11)	(0.03)
Year ended 9-30-2012	5.89	0.11		0.03	0.14	(0.13)	(0.05)

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another WRA Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$(0.04)	$5.40	-2.91%	$93	1.00	%(4)	1.10	%(4)	1.11	%(4)	0.99	%(4)	23%
(0.07)	5.60	3.01	118	1.01		1.11		1.07		1.05		43
(0.08)	5.51	1.88	244	1.01		1.18		1.07		1.12		63
(0.09)	5.49	1.35	249	1.02		1.45		1.06		1.41		3
(0.12)	5.51	-3.80	336	1.00		1.31		1.06		1.25		26
(0.17)	5.85	2.20	456	0.99		1.65		1.05		1.59		37

(0.01)	5.40	-3.46	1	2.13	(4)	-0.02	(4)	2.20	(4)	-0.09	(4)	23
(0.01)	5.60	1.83	1	2.17		-0.05		2.21		-0.09		43
(0.02)	5.51	0.68	1	2.20		-0.01		2.24		-0.05		63
(0.03)	5.49	0.13	2	2.23		0.24		2.27		0.20		3
(0.06)	5.51	-4.88	2	2.13		0.18		2.17		0.14		26
(0.10)	5.85	1.06	4	2.13		0.53		2.17		0.49		37

(0.01)	5.40	-3.34	3	1.88	(4)	0.23	(4)	1.95	(4)	0.16	(4)	23
(0.03)	5.60	2.10	3	1.91		0.21		1.95		0.17		43
(0.04)	5.51	1.04	4	1.84		0.35		1.88		0.31		63
(0.05)	5.49	0.49	5	1.87		0.60		1.91		0.56		3
(0.08)	5.51	-4.56	7	1.79		0.52		1.83		0.48		26
(0.12)	5.85	1.37	11	1.81		0.83		1.85		0.79		37

(0.04)	5.40	-2.78	131	0.72	(4)	1.38	(4)	0.77	(4)	1.33	(4)	23
(0.09)	5.60	3.33	157	0.70		1.33		0.74		1.29		43
(0.10)	5.51	2.20	2	0.70		1.50		0.74		1.46		63
(0.11)	5.49	1.67	2	0.69		1.78		0.73		1.74		3
(0.14)	5.51	-3.50	2	0.69		1.63		0.73		1.59		26
(0.18)	5.85	2.53	19	0.68		1.97		0.72		1.93		37

WRA MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Six-month period ended 3-31-2017 (unaudited)	$7.69	$0.11	$(0.23)	$(0.12)	$(0.11)	$-
Year ended 9-30-2016	7.55	0.22	0.13	0.35	(0.21)	-
Year ended 9-30-2015	7.59	0.21	(0.04)	0.17	(0.21)	-
Year ended 9-30-2014	7.30	0.24	0.30	0.54	(0.25)	-
Year ended 9-30-2013	7.74	0.24	(0.45)	(0.21)	(0.23)	-
Year ended 9-30-2012	7.36	0.28	0.38	0.66	(0.28)	-
Class B Shares(5)
Six-month period ended 3-31-2017 (unaudited)	7.68	0.08	(0.23)	(0.15)	(0.08)	$-
Year ended 9-30-2016	7.54	0.14	0.14	0.28	(0.14)	-
Year ended 9-30-2015	7.57	0.14	(0.03)	0.11	(0.14)	-
Year ended 9-30-2014	7.29	0.17	0.29	0.46	(0.18)	-
Year ended 9-30-2013	7.72	0.16	(0.44)	(0.28)	(0.15)	-
Year ended 9-30-2012	7.35	0.20	0.37	0.57	(0.20)	-
Class C Shares
Six-month period ended 3-31-2017 (unaudited)	7.68	0.08	(0.23)	(0.15)	(0.08)	$-
Year ended 9-30-2016	7.54	0.15	0.13	0.28	(0.14)	-
Year ended 9-30-2015	7.58	0.15	(0.05)	0.10	(0.14)	-
Year ended 9-30-2014	7.29	0.18	0.30	0.48	(0.19)	-
Year ended 9-30-2013	7.73	0.17	(0.44)	(0.27)	(0.17)	-
Year ended 9-30-2012	7.35	0.21	0.38	0.59	(0.21)	-
Class Y Shares
Six-month period ended 3-31-2017 (unaudited)	7.69	0.12	(0.23)	(0.11)	(0.12)	$-
Year ended 9-30-2016(6)	7.72	0.22	(0.18)	0.04	0.07	-

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another WRA Fund or Ivy Fund.
(6)	For the period from June 10, 2016 (commencement of operations of the class) through September 30, 2016.
(7	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended September 30, 2016.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$(0.11)	$7.46	-1.51%	$519	0.84	%(4)	3.05	%(4)	0.90	%(4)	2.99	%(4)	4%
(0.21)	7.69	4.69	576	0.86		2.81		0.89		2.78%		5
(0.21)	7.55	2.24	851	0.86		2.80		0.90		2.76		9
(0.25)	7.59	7.56	849	0.87		3.25		0.90		3.22		5
(0.23)	7.30	-2.69	860	0.86		3.09		0.89		3.06		9
(0.28)	7.74	8.95	942	0.86		3.62		0.90		3.58		7

(0.08)	7.45	-1.97	1	1.78	(4)	2.11	(4)	1.81	(4)	2.08	(4)	4
(0.14)	7.68	3.71	1	1.80		1.87		1.82		1.85		5
(0.14)	7.54	1.43	1	1.80		1.85		1.82		1.83		9
(0.18)	7.57	6.36	1	1.84		2.29		1.87		2.26		5
(0.15)	7.29	-3.67	1	1.88		2.07		1.90		2.05		9
(0.20)	7.72	7.86	1	1.85		2.66		1.87		2.64		7

(0.08)	7.45	-1.93	13	1.71	(4)	2.17	(4)	1.75	(4)	2.13	(4)	4
(0.14)	7.68	3.79	15	1.72		1.94		1.74		1.92		5
(0.14)	7.54	1.37	14	1.73		1.93		1.76		1.90		9
(0.19)	7.58	6.63	15	1.73		2.39		1.76		2.36		5
(0.17)	7.29	-3.50	18	1.70		2.24		1.72		2.22		9
(0.21)	7.73	7.99	22	1.73		2.73		1.75		2.71		7

(0.12)	7.46	-1.45	266	0.70	(4)	3.18	(4)	0.70	(4)	3.18	(4)	4
0.07	7.69	0.53	306	0.69	(4)	2.87	(4)	0.71	(4)	2.85	(4)	5	(7)

IVY CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Year ended 3-31-2017	$12.73	$0.03	$1.28	$1.31	$(0.05)	$(0.44)
Year ended 3-31-2016	14.29	0.02	(0.60)	(0.58)	- *	(0.98)
Year ended 3-31-2015	14.04	0.02	1.33	1.35	-	(1.10)
Year ended 3-31-2014	12.15	0.05	2.67	2.72	(0.04)	(0.79)
Year ended 3-31-2013	10.91	0.04	1.33	1.37	(0.05)	(0.08)
Class B Shares(4)
Year ended 3-31-2017	10.85	(0.09)	1.10	1.01	-	(0.44)
Year ended 3-31-2016	12.36	(0.09)	(0.52)	(0.61)	-	(0.90)
Year ended 3-31-2015	12.32	(0.10)	1.16	1.06	-	(1.02)
Year ended 3-31-2014	10.78	(0.07)	2.36	2.29	-	(0.75)
Year ended 3-31-2013	9.75	(0.07)	1.18	1.11	-	(0.08)
Class C Shares
Year ended 3-31-2017	11.19	(0.07)	1.13	1.06	-	(0.44)
Year ended 3-31-2016	12.71	(0.07)	(0.54)	(0.61)	-	(0.91)
Year ended 3-31-2015	12.63	(0.08)	1.19	1.11	-	(1.03)
Year ended 3-31-2014	11.03	(0.05)	2.41	2.36	-	(0.76)
Year ended 3-31-2013	9.95	(0.04)	1.20	1.16	-	(0.08)
Class I Shares
Year ended 3-31-2017	14.05	0.08	1.41	1.49	(0.09)	(0.44)
Year ended 3-31-2016	15.67	0.07	(0.66)	(0.59)	(0.02)	(1.01)
Year ended 3-31-2015	15.29	0.07	1.45	1.52	(0.03)	(1.11)
Year ended 3-31-2014	13.15	0.09	2.91	3.00	(0.07)	(0.79)
Year ended 3-31-2013	11.78	0.08	1.44	1.52	(0.07)	(0.08)

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or WRA Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.49)	$13.55	10.42%	$269	1.15%	0.20%	1.21%	0.14%	90%
(0.98)	12.73	-4.22	546	1.15	0.15	1.18	0.12	62
(1.10)	14.29	9.86	611	1.15	0.13	1.17	0.11	65
(0.83)	14.04	22.76	499	1.15	0.35	1.20	0.30	61
(0.13)	12.15	12.66	320	1.23	0.35	1.26	0.32	60

(0.44)	11.42	9.39	8	2.13	-0.79	-	-	90
(0.90)	10.85	-5.18	9	2.09	-0.79	-	-	62
(1.02)	12.36	8.80	11	2.08	-0.79	-	-	65
(0.75)	12.32	21.62	11	2.12	-0.62	-	-	61
(0.08)	10.78	11.49	10	2.24	-0.68	-	-	60

(0.44)	11.81	9.60	116	1.92	-0.57	-	-	90
(0.91)	11.19	-5.00	129	1.91	-0.61	-	-	62
(1.03)	12.71	9.04	160	1.90	-0.62	-	-	65
(0.76)	12.63	21.79	144	1.94	-0.44	-	-	61
(0.08)	11.03	11.76	115	2.02	-0.43	-	-	60

(0.53)	15.01	10.76	384	0.84	0.52	0.91	0.45	90
(1.03)	14.05	-3.93	172	0.84	0.46	0.90	0.40	62
(1.14)	15.67	10.14	234	0.84	0.45	0.90	0.39	65
(0.86)	15.29	23.18	153	0.84	0.63	0.91	0.56	61
(0.15)	13.15	13.08	60	0.91	0.69	0.93	0.67	60

IVY DIVIDEND OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Year ended 3-31-2017	$16.99	$0.21	$1.90	$2.11	$(0.25)	$(0.72)
Year ended 3-31-2016	19.55	0.17	(1.04)	(0.87)	(0.14)	(1.55)
Year ended 3-31-2015	20.27	0.22	1.39	1.61	(0.22)	(2.11)
Year ended 3-31-2014	17.20	0.19	3.33	3.52	(0.16)	(0.29)
Year ended 3-31-2013	15.70	0.23	1.48	1.71	(0.21)	-
Class B Shares(4)
Year ended 3-31-2017	16.68	0.07	1.86	1.93	(0.08)	(0.72)
Year ended 3-31-2016	19.22	0.03	(1.02)	(0.99)	(0.01)	(1.54)
Year ended 3-31-2015	19.97	0.06	1.37	1.43	(0.07)	(2.11)
Year ended 3-31-2014	16.99	0.05	3.27	3.32	(0.05)	(0.29)
Year ended 3-31-2013	15.54	0.09	1.48	1.57	(0.12)	-
Class C Shares
Year ended 3-31-2017	16.76	0.09	1.88	1.97	(0.10)	(0.72)
Year ended 3-31-2016	19.31	0.05	(1.03)	(0.98)	(0.02)	(1.55)
Year ended 3-31-2015	20.05	0.08	1.38	1.46	(0.09)	(2.11)
Year ended 3-31-2014	17.05	0.07	3.29	3.36	(0.07)	(0.29)
Year ended 3-31-2013	15.59	0.11	1.49	1.60	(0.14)	-
Class I Shares
Year ended 3-31-2017	17.07	0.25	1.91	2.16	(0.31)	(0.72)
Year ended 3-31-2016	19.61	0.23	(1.04)	(0.81)	(0.18)	(1.55)
Year ended 3-31-2015	20.33	0.28	1.40	1.68	(0.29)	(2.11)
Year ended 3-31-2014	17.25	0.26	3.33	3.59	(0.22)	(0.29)
Year ended 3-31-2013	15.73	0.28	1.49	1.77	(0.25)	-

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or WRA Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.97)	$18.13	12.62%	$140	1.26%	1.20%	-%	-%	54%
(1.69)	16.99	-4.65	275	1.25	0.94	-	-	45
(2.33)	19.55	8.19	322	1.24	1.07	-	-	48
(0.45)	20.27	20.70	291	1.27	1.03	-	-	43
(0.21)	17.20	11.06	246	1.28	1.43	-	-	45

(0.80)	17.81	11.74	7	2.04	0.40	-	-	54
(1.55)	16.68	-5.32	8	2.03	0.17	-	-	45
(2.18)	19.22	7.33	12	2.01	0.30	-	-	48
(0.34)	19.97	19.70	13	2.05	0.25	-	-	43
(0.12)	16.99	10.10	11	2.13	0.60	-	-	45

(0.82)	17.91	11.93	41	1.93	0.50	-	-	54
(1.57)	16.76	-5.26	44	1.93	0.27	-	-	45
(2.20)	19.31	7.46	54	1.91	0.40	-	-	48
(0.36)	20.05	19.85	47	1.93	0.37	-	-	43
(0.14)	17.05	10.32	39	1.97	0.73	-	-	45

(1.03)	18.20	12.90	179	0.95	1.42	-	-	54
(1.73)	17.07	-4.27	22	0.94	1.25	-	-	45
(2.40)	19.61	8.50	23	0.93	1.38	-	-	48
(0.51)	20.33	21.06	19	0.94	1.36	-	-	43
(0.25)	17.25	11.45	15	0.93	1.74	-	-	45

IVY ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Year ended 3-31-2017	$10.75	$(0.08)	$2.63	$2.55	$-	$-
Year ended 3-31-2016	14.03	(0.03)	(3.25)	(3.28)	-	-
Year ended 3-31-2015	16.38	(0.05)	(2.30)	(2.35)	-	-
Year ended 3-31-2014	13.74	(0.09)	2.73	2.64	-	-
Year ended 3-31-2013	12.68	(0.07)	1.13	1.06	-	-
Class B Shares(4)
Year ended 3-31-2017	9.90	(0.18)	2.43	2.25	-	-
Year ended 3-31-2016	13.04	(0.13)	(3.01)	(3.14)	-	-
Year ended 3-31-2015	15.35	(0.17)	(2.14)	(2.31)	-	-
Year ended 3-31-2014	12.98	(0.19)	2.56	2.37	-	-
Year ended 3-31-2013	12.08	(0.17)	1.07	0.90	-	-
Class C Shares
Year ended 3-31-2017	10.08	(0.16)	2.47	2.31	-	-
Year ended 3-31-2016	13.24	(0.10)	(3.06)	(3.16)	-	-
Year ended 3-31-2015	15.55	(0.13)	(2.18)	(2.31)	-	-
Year ended 3-31-2014	13.12	(0.16)	2.59	2.43	-	-
Year ended 3-31-2013	12.19	(0.14)	1.07	0.93	-	-
Class I Shares
Year ended 3-31-2017	11.11	(0.05)	2.74	2.69	-	-
Year ended 3-31-2016	14.44	0.02	(3.35)	(3.33)	-	-
Year ended 3-31-2015	16.80	0.02	(2.38)	(2.36)	-	-
Year ended 3-31-2014	14.03	(0.02)	2.79	2.77	-	-
Year ended 3-31-2013	12.90	(0.02)	1.15	1.13	-	-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or WRA Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$-	$13.30	23.72%	$158	1.41%	-0.59%	-%	-%	39%
-	10.75	-23.38	192	1.49	-0.23	-	-	31
-	14.03	-14.35	213	1.48	-0.33	-	-	22
-	16.38	19.13	124	1.60	-0.59	-	-	34
-	13.74	8.44	82	1.60	-0.54	1.68	-0.62	30

-	12.15	22.73	4	2.29	-1.49	-	-	39
-	9.90	-24.08	3	2.36	-1.11	-	-	31
-	13.04	-15.05	5	2.29	-1.17	-	-	22
-	15.35	18.26	5	2.38	-1.37	-	-	34
-	12.98	7.36	4	2.49	-1.43	-	-	30

-	12.39	22.92	87	2.11	-1.31	-	-	39
-	10.08	-23.87	79	2.16	-0.89	-	-	31
-	13.24	-14.85	82	2.09	-0.92	-	-	22
-	15.55	18.43	30	2.16	-1.15	-	-	34
-	13.12	7.71	19	2.26	-1.20	-	-	30

-	13.80	24.21	225	1.08	-0.35	-	-	39
-	11.11	-23.06	85	1.10	0.16	-	-	31
-	14.44	-14.05	82	1.09	0.10	-	-	22
-	16.80	19.74	14	1.14	-0.12	-	-	34
-	14.03	8.76	6	1.21	-0.14	-	-	30

IVY TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Year ended 3-31-2017	$18.68	$(0.07)	$2.39	$2.32	$-	$-
Year ended 3-31-2016	19.31	(0.07)	(0.20)	(0.27)	-	(0.36)
Year ended 3-31-2015	16.84	(0.02)	2.86	2.84	-	(0.37)
Year ended 3-31-2014	14.13	(0.05)	3.23	3.18	-	(0.47)
Year ended 3-31-2013	13.15	0.05	0.99	1.04	(0.06)	-
Class B Shares(4)
Year ended 3-31-2017	18.03	(0.19)	2.29	2.10	-	-
Year ended 3-31-2016	18.73	(0.20)	(0.21)	(0.41)	-	(0.29)
Year ended 3-31-2015	16.45	(0.14)	2.79	2.65	-	(0.37)
Year ended 3-31-2014	13.87	(0.14)	3.15	3.01	-	(0.43)
Year ended 3-31-2013	12.92	(0.03)	0.99	0.96	(0.01)	-
Class C Shares
Year ended 3-31-2017	17.98	(0.20)	2.28	2.08	-	-
Year ended 3-31-2016	18.69	(0.21)	(0.21)	(0.42)	-	(0.29)
Year ended 3-31-2015	16.42	(0.15)	2.79	2.64	-	(0.37)
Year ended 3-31-2014	13.85	(0.15)	3.15	3.00	-	(0.43)
Year ended 3-31-2013	12.91	(0.03)	0.97	0.94	-	-
Class I Shares
Year ended 3-31-2017	18.83	(0.01)	2.40	2.39	-	-
Year ended 3-31-2016	19.47	(0.03)	(0.21)	(0.24)	-	(0.40)
Year ended 3-31-2015	16.93	0.02	2.89	2.91	-	(0.37)
Year ended 3-31-2014	14.20	0.00	3.23	3.23	-	(0.50)
Year ended 3-31-2013	13.27	0.09	0.92	1.01	(0.08)	-

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or WRA Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$-	$21.00	12.42%	$38	1.20%	-0.35%	-%	-%	46%
(0.36)	18.68	-1.51	107	1.22	-0.35	-	-	21
(0.37)	19.31	17.00	71	1.29	-0.13	-	-	36
(0.47)	16.84	22.65	40	1.43	-0.30	-	-	32
(0.06)	14.13	7.91	24	1.14	0.34	1.63	-0.15	26

-	20.13	11.65	1	1.91	-1.03	-	-	46
(0.29)	18.03	-2.24	1	1.92	-1.06	-	-	21
(0.37)	18.73	16.25	1	1.95	-0.82	-	-	36
(0.43)	16.45	21.80	1	2.06	-0.92	-	-	32
(0.01)	13.87	7.41	1	1.69	-0.22	2.19	-0.72	26

-	20.06	11.57	6	1.96	-1.08	-	-	46
(0.29)	17.98	-2.30	6	2.01	-1.13	-	-	21
(0.37)	18.69	16.21	2	2.01	-0.86	-	-	36
(0.43)	16.42	21.76	2	2.09	-0.96	-	-	32
-	13.85	7.28	1	1.76	-0.24	2.26	-0.74	26

-	21.22	12.69	72	0.96	-0.04	-	-	46
(0.40)	18.83	-1.32	5	0.99	-0.14	-	-	21
(0.37)	19.47	17.33	4	1.04	0.10	-	-	36
(0.50)	16.93	22.91	1	1.15	-0.02	-	-	32
(0.08)	14.20	7.70	1	0.80	0.68	1.30	0.18	26

IVY VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Year ended 3-31-2017	$19.72	$0.20	$3.25	$3.45	$(0.33)	$(0.15)
Year ended 3-31-2016	23.40	0.14	(1.14)	(1.00)	(0.03)	(2.65)
Year ended 3-31-2015	23.82	0.12	1.25	1.37	(0.06)	(1.73)
Year ended 3-31-2014	20.30	0.07	4.42	4.49	(0.04)	(0.93)
Year ended 3-31-2013	17.57	0.15	2.73	2.88	(0.15)	- *
Class B Shares(3)
Year ended 3-31-2017	18.39	0.00 *	3.02	3.02	(0.14)	(0.15)
Year ended 3-31-2016	22.04	(0.08)	(1.06)	(1.14)	-	(2.51)
Year ended 3-31-2015	22.53	(0.10)	1.19	1.09	-	(1.58)
Year ended 3-31-2014	19.28	(0.12)	4.19	4.07	-	(0.82)
Year ended 3-31-2013	16.72	(0.03)	2.59	2.56	-	- *
Class C Shares
Year ended 3-31-2017	19.07	0.08	3.13	3.21	(0.21)	(0.15)
Year ended 3-31-2016	22.73	(0.01)	(1.11)	(1.12)	-	(2.54)
Year ended 3-31-2015	23.18	(0.05)	1.22	1.17	-	(1.62)
Year ended 3-31-2014	19.80	(0.09)	4.31	4.22	-	(0.84)
Year ended 3-31-2013	17.16	0.02	2.67	2.69	(0.05)	- *
Class I Shares
Year ended 3-31-2017	19.81	0.31	3.23	3.54	(0.40)	(0.15)
Year ended 3-31-2016	23.50	0.20	(1.13)	(0.93)	(0.05)	(2.71)
Year ended 3-31-2015	23.90	0.19	1.28	1.47	(0.11)	(1.76)
Year ended 3-31-2014	20.36	0.14	4.44	4.58	(0.11)	(0.93)
Year ended 3-31-2013	17.61	0.22	2.74	2.96	(0.21)	- *

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or WRA Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.48)	$22.69	17.76%	$103	1.33%	0.99%	53%
(2.68)	19.72	-4.60	247	1.30	0.61	55
(1.79)	23.40	5.71	295	1.27	0.48	82
(0.97)	23.82	22.44	248	1.31	0.30	58
(0.15)	20.30	16.59	156	1.43	0.82	57

(0.29)	21.12	16.57	3	2.36	0.00	53
(2.51)	18.39	-5.54	3	2.27	-0.38	55
(1.58)	22.04	4.80	4	2.18	-0.43	82
(0.82)	22.53	21.35	6	2.17	-0.57	58
- *	19.28	15.40	5	2.43	-0.16	57

(0.36)	21.92	17.02	20	1.97	0.39	53
(2.54)	19.07	-5.25	18	1.98	-0.06	55
(1.62)	22.73	5.00	22	1.97	-0.22	82
(0.84)	23.18	21.64	14	2.01	-0.41	58
(0.05)	19.80	15.77	9	2.13	0.12	57

(0.55)	22.80	18.18	186	0.97	1.44	53
(2.76)	19.81	-4.28	7	0.97	0.90	55
(1.87)	23.50	6.13	15	0.94	0.79	82
(1.04)	23.90	22.85	5	0.99	0.63	58
(0.21)	20.36	17.03	4	1.02	1.21	57

IVY GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Year ended 3-31-2017	$9.17	$0.34	$0.37	$0.71	$(0.20)	$-
Year ended 3-31-2016	9.59	0.34	(0.49)	(0.15)	(0.27)	-
Year ended 3-31-2015	10.06	0.34	(0.49)	(0.15)	(0.32)	-
Year ended 3-31-2014	10.26	0.35	(0.19)	0.16	(0.34)	(0.02)
Year ended 3-31-2013	10.20	0.40	0.11	0.51	(0.42)	(0.03)
Class B Shares(4)
Year ended 3-31-2017	9.16	0.26	0.38	0.64	(0.13)	-
Year ended 3-31-2016	9.58	0.27	(0.49)	(0.22)	(0.20)	-
Year ended 3-31-2015	10.06	0.26	(0.49)	(0.23)	(0.25)	-
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)
Year ended 3-31-2013	10.19	0.32	0.11	0.43	(0.34)	(0.03)
Class C Shares
Year ended 3-31-2017	9.16	0.26	0.39	0.65	(0.13)	-
Year ended 3-31-2016	9.59	0.27	(0.50)	(0.23)	(0.20)	-
Year ended 3-31-2015	10.06	0.26	(0.48)	(0.22)	(0.25)	-
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)
Year ended 3-31-2013	10.19	0.32	0.11	0.43	(0.34)	(0.03)
Class I Shares
Year ended 3-31-2017	9.16	0.34	0.40	0.74	(0.22)	-
Year ended 3-31-2016	9.59	0.36	(0.49)	(0.13)	(0.30)	-
Year ended 3-31-2015	10.06	0.36	(0.48)	(0.12)	(0.35)	-
Year ended 3-31-2014	10.25	0.37	(0.18)	0.19	(0.36)	(0.02)
Year ended 3-31-2013	10.19	0.42	0.11	0.53	(0.44)	(0.03)

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or WRA Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.20)	$9.68	7.81%	$47	0.99%	3.63%	1.33%	3.29%	20%
(0.27)	9.17	-1.54	133	0.99	3.60	1.29	3.30	14
(0.32)	9.59	-1.54	177	0.99	3.39	1.22	3.16	26
(0.36)	10.06	1.65	187	0.99	3.43	1.25	3.17	21
(0.45)	10.26	5.12	174	0.99	3.92	1.24	3.67	26

(0.13)	9.67	7.01	3	1.74	2.73	2.15	2.32	20
(0.20)	9.16	-2.29	3	1.74	2.84	2.16	2.42	14
(0.25)	9.58	-2.36	5	1.74	2.64	2.10	2.28	26
(0.28)	10.06	0.90	6	1.74	2.67	2.10	2.31	21
(0.37)	10.25	4.34	7	1.74	3.17	2.15	2.76	26

(0.13)	9.68	7.13	16	1.74	2.72	1.95	2.51	20
(0.20)	9.16	-2.39	20	1.74	2.85	1.91	2.68	14
(0.25)	9.59	-2.26	31	1.74	2.64	1.87	2.51	26
(0.28)	10.06	0.90	33	1.74	2.67	1.88	2.53	21
(0.37)	10.25	4.34	44	1.74	3.18	1.90	3.02	26

(0.22)	9.68	8.19	88	0.74	3.54	0.95	3.33	20
(0.30)	9.16	-1.39	23	0.74	3.85	0.90	3.69	14
(0.35)	9.59	-1.29	53	0.74	3.65	0.87	3.52	26
(0.38)	10.06	1.91	58	0.74	3.67	0.89	3.52	21
(0.47)	10.25	5.39	59	0.74	4.13	0.89	3.97	26

IVY MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Year ended 3-31-2017	$12.13	$0.28	$(0.31)	$(0.03)	$(0.28)	$-
Year ended 3-31-2016	12.07	0.28	0.06	0.34	(0.28)	-
Year ended 3-31-2015	11.74	0.31	0.33	0.64	(0.31)	-
Year ended 3-31-2014	12.19	0.34	(0.45)	(0.11)	(0.34)	-
Year ended 3-31-2013	11.88	0.34	0.31	0.65	(0.34)	-
Class B Shares(4)
Year ended 3-31-2017	12.13	0.19	(0.31)	(0.12)	(0.19)	-
Year ended 3-31-2016	12.07	0.19	0.06	0.25	(0.19)	-
Year ended 3-31-2015	11.74	0.22	0.33	0.55	(0.22)	-
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	-
Year ended 3-31-2013	11.88	0.25	0.31	0.56	(0.25)	-
Class C Shares
Year ended 3-31-2017	12.13	0.19	(0.31)	(0.12)	(0.19)	-
Year ended 3-31-2016	12.07	0.19	0.06	0.25	(0.19)	-
Year ended 3-31-2015	11.74	0.22	0.33	0.55	(0.22)	-
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	-
Year ended 3-31-2013	11.88	0.25	0.31	0.56	(0.25)	-
Class I Shares
Year ended 3-31-2017	12.13	0.31	(0.32)	(0.01)	(0.30)	-
Year ended 3-31-2016	12.07	0.31	0.05	0.36	(0.30)	-
Year ended 3-31-2015	11.74	0.33	0.34	0.67	(0.34)	-
Year ended 3-31-2014	12.19	0.36	(0.45)	(0.09)	(0.36)	-
Year ended 3-31-2013	11.88	0.36	0.31	0.67	(0.36)	-

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or WRA Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.28)	$11.82	-0.26%	$68	0.98%	2.28%	-%	-%	14%
(0.28)	12.13	2.87	184	0.99	2.35	-	-	4
(0.31)	12.07	5.51	148	1.01	2.60	-	-	8
(0.34)	11.74	-0.86	113	1.02	2.90	-	-	7
(0.34)	12.19	5.50	133	1.01	2.77	-	-	6

(0.19)	11.82	-1.02	2	1.74	1.56	-	-	14
(0.19)	12.13	2.11	2	1.73	1.62	-	-	4
(0.22)	12.07	4.71	2	1.77	1.87	-	-	8
(0.25)	11.74	-1.63	2	1.79	2.12	-	-	7
(0.25)	12.19	4.72	4	1.75	2.04	-	-	6

(0.19)	11.82	-1.01	25	1.73	1.57	-	-	14
(0.19)	12.13	2.12	31	1.73	1.61	-	-	4
(0.22)	12.07	4.72	24	1.76	1.86	-	-	8
(0.25)	11.74	-1.62	21	1.78	2.12	-	-	7
(0.25)	12.19	4.71	31	1.76	2.03	-	-	6

(0.30)	11.82	-0.08	96	0.79	2.56	-	-	14
(0.30)	12.13	3.09	9	0.78	2.55	-	-	4
(0.34)	12.07	5.73	5	0.80	2.75	-	-	8
(0.36)	11.74	-0.65	2	0.81	3.11	-	-	7
(0.36)	12.19	5.72	2	0.80	2.94	-	-	6

APPENDIX C – DESCRIPTIONS OF PRINCIPAL INVESTMENT RISKS

Alternative Minimum Tax Risk – The Fund may invest in municipal bonds the interest on which (and, therefore, any part of Fund dividends attributable to such interest) is an item of tax preference for purposes of the Federal Alternative Minimum Tax (AMT). If a Fund shareholder’s AMT liability is increased as a result of such treatment, that would reduce the Fund’s after-tax return to the shareholder.

Capital Repatriation Risk – Capital repatriation involves the transfer of corporate money or property from a foreign country back to its home country. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely. If the adviser is unable to repatriate capital from its investments, in whole or in part, this may have an adverse effect on the cash flows and/or performance of the Fund.

Catalyst Risk – Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

Company Risk – A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

Concentration Risk – Because the Fund invests more than 25% of its total assets in a particular industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of energy-related securities.

Credit Risk – An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Dividend-Paying Stock Risk – Dividend-paying stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.

Emerging Market Risk – Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.

Energy Sector Risk – Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.

Extension Risk – A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage-backed or asset-backed securities, more slowly than expected, thus lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

Focus Risk – At times, the Fund may invest significantly in municipal bonds that finance similar types of projects, such as those in health care, life care, education, transportation and special tax sections, and in municipal bonds of issuers located in the same geographic area. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, likely would affect all similar projects, thereby increasing market risk.

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Exposure Risk – The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in connection with investments in emerging markets. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency.

Growth Stock Risk – Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

Holdings Risk – The Fund typically holds a limited number of stocks and the Fund’s portfolio managers also tend to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio managers invested a greater portion of the Fund’s total assets in a larger number of stocks.

Initial Public Offering (IPO) Risk – Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as the Fund grows.

Income Risk – The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Interest Rate Risk – A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The Fund may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

Large Company Risk – Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Liquidity Risk – Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

Loan Risk – In addition to the risks typically associated with fixed-income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. The risks associated with loans are similar to the risks of low-rated debt securities or “junk” bonds since loans typically are below investment grade. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be difficult to value, sometimes trade infrequently on the secondary market and generally are subject to extended settlement periods. Any of these factors may impair the Fund’s ability to sell or realize promptly the full value of its loans in the event of a need to liquidate such loans. Accordingly, loans that have been sold may not be immediately available to meet redemptions. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of the collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy and other insolvency laws. These risks could case the Fund to lose income or principal on a particular investment, which could affect the Fund’s return. In addition, loans also are subject to the risk that a court could subordinate the loan to presently existing or future indebtedness or take other action detrimental to the holders of the loan. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. Loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions.

With loan assignments, as an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. With loan participations, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the Fund could enforce its rights directly against the borrower.

Low-Rated Securities Risk – In general, low-rated debt securities (commonly referred to as high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment-grade debt securities.

Management Risk – Fund performance is primarily dependent on the investment manager’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

Market Risk – Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Mid-Size Company Risk – Securities of mid-capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid-capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

Mortgage-Backed and Asset-Backed Securities Risk – Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Fund may be required to reinvest the proceeds of the payments at the lower interest rates then available. Unscheduled prepayments also would limit the potential for capital appreciation on mortgage-backed and asset-backed securities, thereby reducing the Fund’s income. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

Certain mortgage-backed securities are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities. For non-U.S. government securities, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.

Non-Agency Securities Risk – The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities, asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

Political, Legislative or Regulatory Risk – The municipal securities market generally, or certain municipal securities in particular, may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.

Reinvestment Risk – A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk – Securities of small-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization companies at the desired time.

Taxability Risk – The Fund and its investment manager rely on the opinion of an issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to Federal income tax. However, after the Fund buys a security backed by such an opinion, the Internal Revenue Service (IRS) may determine that interest on the security is, in fact, taxable, in which event the dividends the Fund pays with respect to that interest would be subject to Federal income tax (unless that determination is overturned in a judicial proceeding).

Tax-Managed Strategy Risk – While the Fund’s tax-sensitive investment strategy is intended to lead to lower distributions of net investment income and realized net capital gains than non-tax-managed funds, it may not always achieve this goal. Moreover, tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax-managed mutual funds. Market conditions may limit the Fund’s ability to realize tax losses or to generate dividend income that is taxed at favorable Federal income tax rates. In addition, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to realize tax losses, which could result in losses that exceed any benefits of the tax-managed strategy. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulations or pronouncements by the Internal Revenue Service (IRS). Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are not tax-managed, there can be no assurance about the amount of taxable distributions to shareholders, particularly in market conditions where many companies that the Fund finds attractive possess high amounts of free cash flow. In addition, redemptions by shareholders may force the Fund to sell securities at an inopportune time, potentially resulting in net realized gains.

Notwithstanding the Fund’s use of tax-management strategies, the Fund may have some taxable income and may realize some net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized net capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund’s assets. Moreover, state or Federal tax laws or regulations may be amended at any time and may include changes to applicable tax rates or capita gain holding periods that may be adverse to the Fund’s shareholders.

Theme Risk – Because the Fund’s investment strategy incorporates the identification of themes, the Fund’s performance may suffer if its adviser does not correctly identify such themes of if a theme develops in an unanticipated way.

U.S. Government Securities Risk – Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Value Stock Risk – Value stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the adviser, undervalued. The value of a security believed by the adviser to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(913) 236-2000

STATEMENT OF ADDITIONAL INFORMATION

Dated September 1, 2017

This Statement of Additional Information (the “SAI”) relates to the reorganization of nine series of the Waddell and Reed Advisors Funds (the “WRA Trust”) (each, a “WRA Fund” and collectively, the “WRA Funds”), into nine corresponding series (each, an “Ivy Fund” and collectively, the “Ivy Funds”) of Ivy Funds, an affiliated investment company (the “Ivy Trust”). The Ivy Funds are managed by Ivy Investment Management Company (“IICO”), an affiliate of Waddell & Reed Investment Management Company (“WRIMCO”), the investment manager of the WRA Funds. Both IICO and WRIMCO are subsidiaries of Waddell & Reed Financial, Inc.

Each WRA Fund will transfer all of its assets and liabilities attributable to Class A, Class B, Class C and Class Y shares to a corresponding Ivy Fund in exchange for Class A, Class B, Class C and Class I shares of the corresponding Ivy Fund with an aggregate net asset value (“NAV”) equal to the net value of the assets and liabilities transferred by each WRA Fund (the “Reorganization”), as set forth below in the chart:

WRA Funds	Ivy Funds
Equity Funds
WRA Core Investment Fund	Ivy Core Equity Fund
WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund
WRA Energy Fund	Ivy Energy Fund
WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund
WRA Value Fund	Ivy Value Fund

Fixed Income Funds
WRA Bond Fund	Ivy Bond Fund
WRA Global Bond Fund	Ivy Global Bond Fund
WRA Government Securities Fund	Ivy Government Securities Fund
WRA Municipal Bond Fund	Ivy Municipal Bond Fund

This SAI contains information which may be of interest to shareholders but which is not included in the combined Prospectus and Information Statement dated September 1, 2017 (the “Prospectus/Information Statement”), which relates to the Reorganization.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated September 1, 2017. The Prospectus/Information Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Ivy Trust at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.

I. Additional Information about the Ivy Funds and WRA Fund	2

II. Financial Statements	2

III. Pro Forma Financial Statements	2

I. Additional Information about the Ivy Funds and WRA Fund

Further information about Class A shares, Class B shares, Class C shares and Class I shares of the Ivy Funds is contained in, and incorporated herein by reference to, the SAI of the Ivy Funds dated July 5, 2017, as supplemented to date (previously filed on EDGAR, Accession No. 0001193125-17-221109).

Further information about Class A shares, Class B shares, Class C shares and Class I shares of the Ivy Bond Fund and Ivy Government Securities Fund (the “Shell Ivy Funds”) is contained in, and incorporated herein by reference to, the SAI of the Shell Ivy Funds dated September 1, 2017, as supplemented to date (previously filed on EDGAR, Accession No. ______________).

The Statement of Additional Information for the WRA Funds, dated January 31, 2017, as supplemented to date (the “WRA SAI”) (previously filed on EDGAR, Accession No. 0001193125-17-030285).

II. Financial Statements

1.	Annual Report of the WRA Funds for the fiscal year ended September 30, 2016 (fixed income and money market funds) (previously filed on EDGAR, Accession No. 0001193125-16-789270). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

2.	Annual Report of the WRA Funds for the fiscal year ended June 30, 2017 (equity funds) (previously filed on EDGAR, Accession No. ). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3.	Semiannual Report of the WRA Funds for the period ended March 31, 2017 (fixed income and money market funds) (previously filed on EDGAR, Accession No. 0001193125-17-197771). Only the financial statements included in the Semiannual Report are incorporated herein by reference, and no other parts of the Semiannual Report are incorporated herein by reference.

4.	Annual Report of the Ivy Funds for the fiscal year ended March 31, 2017 (previously filed on EDGAR, Accession No. 0001193125-17-197772). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

5.	The Shell Ivy Funds do not have any annual or semiannual reports because they have not yet commenced operations

III. Pro Forma Financial Statements

WRA FUNDS

IVY FUNDS

PRO FORMA FINANCIAL INFORMATION

(UNAUDITED)

The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the WRA Funds and Ivy Funds at March 31, 2017 and assumes the Reorganization occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the WRA Funds and Ivy Funds for the twelve months ended March 31, 2017 and assumes the merger occurred at the beginning of the period. In addition, the Pro Forma Financial Information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Prospectus/Information Statement.

2

The Pro Forma financial information has been estimated in good faith based upon information regarding the WRA Funds and the Ivy Funds for the twelve month period ended March 31, 2017. The Pro Forma Financial Information should be read in conjunction with the historical financial statements and notes thereto of the WRA Funds and the Ivy Funds, which are available in their respective annual and semi–annual shareholder reports.

Pro Forma financial information has not been prepared for the reorganization of the WRA Bond Fund into the Ivy Bond Fund and the WRA Government Securities Fund into the Ivy Government Securities Fund because the WRA Bond Fund and WRA Government Securities Fund will be reorganized into newly organized shell investment companies with no assets and liabilities that will commence operation upon completion of the Reorganization and will continue the operation of the WRA Bond Fund and WRA Government Securities Fund.

3

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2017

(in thousands, except per share amounts)	WRA Core Investment Fund	Ivy Core Equity Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$3,841,848	$955,052	$—		$4,796,900

Investments at Value	3,841,848	955,052	—		4,796,900

Cash	1	—	—		1
Investment securities sold receivable	57,098	19,916	—		77,014
Dividends and interest receivable	2,417	609	—		3,026
Capital shares sold receivable	788	786	—		1,574
Receivable from affiliates	0	349	—		349
Prepaid and other assets	97	46	—		143

Total assets	3,902,249	976,758	—		4,879,007

LIABILITIES
Investment securities purchased payable	11,288	2,601	—		13,889
Capital shares redeemed payable	7,229	2,435	—		9,664
Independent Trustees and Chief Compliance Officer fees payable	1,927	99	—		2,026
Overdraft due to custodian	—	3,085	—		3,085
Distribution and service fees payable	—	6	—		6
Shareholder servicing payable	—	189	—		189
Investment management fee payable	—	18	—		18
Accounting services fee payable	—	20	—		20
Other liabilities	—	27	100	(a)	127

Total liabilities	20,444	8,480	100		29,024

Total Net Assets	$3,881,805	$968,278	$(100)		$4,849,983

NET ASSETS
Capital paid in (shares authorized—unlimited)	$3,139,469	$795,788	$—		$3,935,257
Undistributed net investment income	4,098	173	(100)		4,171
Accumulated net realized gain (loss)	71,968	12,664	—		84,632
Net unrealized appreciation	666,270	159,653	—		825,923

Total Net Assets	$3,881,805	$968,278	$(100)		$4,849,983

Class A
Net Assets	$2,781,171	$269,673	$(28)	(a)	$3,050,816
Outstanding Shares	441,414	19,904	(236,166)	(b)	225,152
Net asset value per share	$6.30	$13.55			$13.55
Add: selling commission (5.75% of offering price)	0.38	0.83			0.83

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$6.68	$14.38			$14.38

Class B
Net Assets	$6,899	$7,808	$(1)	(a)	$14,706
Outstanding Shares	1,335	684	(731)	(b)	1,288
Net asset value per share	$5.17	$11.42			$11.42

Class C
Net Assets	$19,950	$115,743	$(12)	(a)	$135,682
Outstanding Shares	3,758	9,801	(2,070)	(b)	11,489
Net asset value per share	$5.31	$11.81			$11.81

4

(in thousands, except per share amounts)	WRA Core Investment Fund	Ivy Core Equity Fund	Pro forma Adjustments			Combining Pro Forma

Class E
Net Assets		$11,836		$(1)	(a)	$11,835
Outstanding Shares		877		— *	(b)	877
Net asset value per share		$13.50				$13.49
Add: selling commission (5.75% of offering price)		0.82				0.82

Maximum offering price per Class A share (Class A NAV divided by 94.25%)		$14.32				$14.32

Class Y – WRA Core Investment Fund into Class I – Ivy Core Equity Fund
Net Assets	$1,073,785	$383,699		$(40)	(a)	$1,457,444
Outstanding Shares	169,483	25,560		(97,945)	(b)	97,098
Net asset value per share	$6.34	$15.01				$15.01

Class N
Net Assets		$112,439		$(12)	(a)	$112,427
Outstanding Shares		7,481		(1)	(b)	7,480
Net asset value per share		$15.03				$15.03

Class R
Net Assets		$2,747	$	— *	(a)	$2,747
Outstanding Shares		204		— *	(b)	204
Net asset value per share		$13.47				$13.47

Class Y – Ivy Core Equity Fund
Net Assets		$64,333		$(7)	(a)	$64,326
Outstanding Shares		4,403		— *	(b)	4,403
Net asset value per share		$14.61				$14.61

+Cost
Investments in unaffiliated securities at cost	$3,175,578	$795,399		$—		$3,970,977

*	Not shown due to rounding.
(a)	Accrued cost of one time accounting, legal and other costs borne 34% by Ivy Investment Management Company and 66% by the Acquired Fund.
(b)	Share adjustment – redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

5

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2017

(in thousands)	WRA Core Investment Fund	Ivy Core Equity Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$53,582	$14,147	$—		$67,729
Foreign dividend withholding tax	(726)	(198)	—		(924)
Interest and amortization from unaffiliated securities	411	83	—		494

Total investment income	53,267	14,032	—		67,299

EXPENSES
Investment management fee	24,582	7,263	(1,584	) (a)	30,261
Distribution and service fees:
Class A	7,603	889	—		8,492
Class B	81	85	—		166
Class C	201	1,227	—		1,428
Class E	—	28	—		28
Class R	—	13	—		13
Class Y	—	212	—		212
Shareholder servicing:
Class A	4,303	713	(11	) (b)	5,005
Class B	46	32	—	*(b)	78
Class C	70	207	(1	) (b)	276
Class E	—	46	—		46
Class I	—	531	—		531
Class N	—	12	—		12
Class R	—	6	—		6
Class Y	1,373	129	—		1,502
Registration fees	115	129	(100)		144
Custodian fees	54	25	—		79
Independent Trustees and Chief Compliance Officer fees	171	42	—		213
Accounting services fees	260	261	(246	) (c)	275
Professional fees	160	30	(15	) (d)	175
Other	758	92	(14	) (e)	836

Total expenses	39,777	11,972	(1,971)		49,778

Less:
Expenses in excess of limit	(385)	(747)	739	(f)	(393)

Total Net Expenses	39,392	11,225	(1,232)		49,385

Net investment income	13,875	2,807	1,232		17,914

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	211,296	46,898	—		258,194
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	827,783	54,219	—		882,002

Net gain on investments	1,039,079	101,117	—		1,140,196

Net increase in net assets resulting from operations	$1,052,954	$103,924	$1,232		$1,158,110

*	Not shown due to rounding.
(a)	Based on management fee of 0.61% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Increase due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

6

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

MARCH 31, 2017

(Unaudited)

WRA Core Investment Fund	Ivy Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Core Investment Fund	Ivy Core Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Auto Parts & Equipment – 2.4%
2,192	547	2,739	Magna International, Inc.	$94,624	$23,622	$118,246

			Automotive Retail – 1.7%
239	60	299	O’Reilly Automotive, Inc.(A)	64,546	16,136	80,682

			Broadcasting – 1.5%
869	217	1,086	CBS Corp., Class B	60,254	15,037	75,291

			Cable & Satellite – 2.4%
2,455	613	3,068	Comcast Corp., Class A	92,291	23,039	115,330

			Home Improvement Retail – 2.6%
676	169	845	Home Depot, Inc. (The)	99,248	24,777	124,025

			Housewares & Specialties – 2.0%
1,676	419	2,095	Newell Rubbermaid, Inc.	79,062	19,741	98,803

			Movies & Entertainment – 2.7%
3,190	796	3,986	Twenty-First Century Fox, Inc., Class A	103,314	25,795	129,109

			Total Consumer Discretionary – 15.3%	593,339	148,147	741,486
			Consumer Staples
			Brewers – 2.0%
792	198	990	Molson Coors Brewing Co., Class B	75,764	18,912	94,676

			Hypermarkets & Super Centers – 1.2%
275	69	344	Costco Wholesale Corp.	46,182	11,537	57,719

			Packaged Foods & Meats – 2.9%
1,237	309	1,546	Kraft Foods Group, Inc.	112,341	28,042	140,383

			Tobacco – 2.5%
866	216	1,082	Philip Morris International, Inc.	97,767	24,406	122,173

			Total Consumer Staples – 8.6%	332,054	82,897	414,951
			Energy
			Oil & Gas Drilling – 1.1%
623	156	779	Helmerich & Payne, Inc.	41,493	10,358	51,851

			Oil & Gas Equipment & Services – 2.4%
1,943	485	2,428	Halliburton Co.	95,610	23,872	119,482

			Oil & Gas Exploration & Production – 5.5%
702	175	877	Anadarko Petroleum Corp.	43,518	10,863	54,381
621	155	776	Cimarex Energy Co.	74,227	18,525	92,752
722	180	902	EOG Resources, Inc.	70,470	17,588	88,058
137	34	171	Pioneer Natural Resources Co.	25,495	6,369	31,864

				213,710	53,345	267,055

			Total Energy – 9.0%	350,813	87,575	438,388
			Financials
			Asset Management & Custody Banks – 1.6%
2,060	514	2,574	Blackstone Group L.P. (The)	61,185	15,275	76,460

			Diversified Banks – 5.5%
3,976	992	4,968	Bank of America Corp.	93,782	23,411	117,193
2,140	534	2,674	Wells Fargo & Co.	119,133	29,740	148,873

				212,915	53,151	266,066

7

WRA Core Investment Fund	Ivy Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Core Investment Fund	Ivy Core Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Financial Exchanges & Data – 1.9%
641	160	801	CME Group, Inc.	$76,103	$18,996	$95,099

			Investment Banking & Brokerage – 4.3%
1,207	301	1,508	Charles Schwab Corp. (The)	49,262	12,300	61,562
2,801	699	3,500	Morgan Stanley	120,012	29,958	149,970

				169,274	42,258	211,532

			Other Diversified Financial Services – 3.1%
1,353	338	1,691	JPMorgan Chase & Co.	118,882	29,681	148,563

			Total Financials – 16.4%	638,359	159,361	797,720
			Health Care
			Biotechnology – 3.5%
496	124	620	Alexion Pharmaceuticals, Inc.(A)	60,101	15,013	75,114
426	106	532	Shire Pharmaceuticals Group plc ADR	74,256	18,532	92,788

				134,357	33,545	167,902

			Health Care Equipment – 1.5%
79	20	99	Intuitive Surgical, Inc.(A)	60,321	15,023	75,344

			Health Care Facilities – 1.8%
763	191	954	HCA Holdings, Inc.(A)	67,926	16,961	84,887

			Managed Health Care – 2.9%
386	96	482	Cigna Corp.	56,486	14,107	70,593
348	87	435	UnitedHealth Group, Inc.	57,043	14,236	71,279

				113,529	28,343	141,872

			Pharmaceuticals – 3.0%
694	173	867	Eli Lilly and Co.	58,372	14,568	72,940
1,092	273	1,365	Zoetis, Inc.	58,291	14,554	72,845

				116,663	29,122	145,785

			Total Health Care – 12.7%	492,796	122,994	615,790
			Industrials
			Aerospace & Defense – 1.6%
225	56	281	Lockheed Martin Corp.	60,210	15,039	75,249

			Building Products – 1.0%
947	234	1,181	Johnson Controls, Inc.	39,889	9,863	49,752

			Construction Machinery & Heavy Trucks – 1.5%
859	215	1,074	PACCAR, Inc.	57,745	14,421	72,166

			Railroads – 4.5%
516	129	645	Norfolk Southern Corp.	57,799	14,422	72,221
1,109	277	1,386	Union Pacific Corp.	117,515	29,341	146,856

				175,314	43,763	219,077

			Total Industrials – 8.6%	333,158	83,086	416,244
			Information Technology
			Application Software – 3.0%
897	224	1,121	Adobe Systems, Inc.(A)	116,675	29,136	145,811

			Data Processing & Outsourced Services – 4.2%
725	182	907	MasterCard, Inc., Class A	81,488	20,416	101,904
907	226	1,133	Visa, Inc., Class A	80,561	20,111	100,672

				162,049	40,527	202,576

8

WRA Core Investment Fund	Ivy Core Equity Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Core Investment Fund	Ivy Core Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Internet Software & Services – 7.6%
607	152	759	Alibaba Group Holding Ltd. ADR(A)	$65,496	$16,347	$81,843
154	39	193	Alphabet, Inc., Class A(A)	130,731	32,640	163,371
689	172	861	Facebook, Inc., Class A(A)	97,920	24,439	122,359

				294,147	73,426	367,573

			Semiconductor Equipment – 4.4%
2,715	678	3,393	Applied Materials, Inc.	105,609	26,362	131,971
478	120	598	ASML Holding N.V., NY Registry Shares	63,532	15,870	79,402

				169,141	42,232	211,373

			Semiconductors – 4.0%
1,220	305	1,525	Analog Devices, Inc.	99,954	24,954	124,908
696	174	870	Texas Instruments, Inc.	56,038	13,985	70,023

				155,992	38,939	194,931

			Technology Hardware, Storage & Peripherals – 3.8%
1,034	258	1,292	Apple, Inc.	148,544	37,093	185,637

			Total Information Technology – 27.0%	1,046,548	261,353	1,307,901
			Materials
			Commodity Chemicals – 1.0%
423	106	529	LyondellBasell Industries N.V., Class A	38,601	9,369	47,970

			Total Materials – 1.0%	38,601	9,639	48,240
			TOTAL COMMON STOCKS – 98.6%	3,825,668	$955,052	4,780,720
			(Cost: $3,954,797)
PRINCIPAL			SHORT-TERM SECURITIES
			Commercial Paper(B) – 0.3%
			CVS Health Corp.,
$10,000	$—	$10,000	1.170%, 4-17-17	9,995	—	9,995
			NBCUniversal Enterprise, Inc.,
5,000	—	5,000	1.170%, 4-17-17	4,997	—	4,997

				14,992	—	14,992

			Master Note – 0.0%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1,188	—	1,188	1.190%, 4-5-17(C)	1,188	—	1,188

			TOTAL SHORT-TERM SECURITIES – 0.3%	$16,180	$—	$16,180
			(Cost: $16,180)
			TOTAL INVESTMENT SECURITIES – 98.9%	$3,841,848	$955,052	$4,796,900
			(Cost: $3,970,977)
			CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%	39,957	13,226	53,183
			NET ASSETS – 100.0%	$3,881,805	$968,278	$4,850,083	(D)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at March 31, 2017.

9

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,780,720	$—	$—
Short-Term Securities	—	16,180	—

Total	$4,780,720	$16,180	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

10

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2017

(in thousands, except per share amounts)	WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$585,086	$383,889	$—		$968,975

Investments at Value	585,086	383,889	—		968,975

Cash	1	1	—		2
Investment securities sold receivable	2,116	1,276	—		3,392
Dividends and interest receivable	808	523	—		1,331
Capital shares sold receivable	71	424	—		495
Receivable from affiliates	—	11	—		11
Prepaid and other assets	21	39	—		60

Total assets	588,103	386,163	—		974,266

LIABILITIES
Investment securities purchased payable	2,838	2,787	—		5,625
Capital shares redeemed payable	1,350	824	—		2,174
Independent Trustees and Chief Compliance Officer fees payable	229	27	—		256
Distribution and service fees payable	—	2	—		2
Shareholder servicing payable	—	82	—		82
Investment management fee payable	—	7	—		7
Accounting services fee payable	—	11	—		11
Other liabilities	—	13	100	(a)	113

Total liabilities	4,417	3,753	100		8,270

Total Net Assets	$583,686	$382,410	$(100)		$965,996

NET ASSETS
Capital paid in (shares authorized – unlimited)	$445,220	$295,509	$—		$740,729
Undistributed net investment income	(77)	883	(100)		706
Accumulated net realized gain (loss)	12,437	6,838	—		19,275
Net unrealized appreciation	126,106	79,180	—		205,286

Total Net Assets	$583,686	$382,410	$(100)		$965,996

Class A
Net Assets	$327,725	$140,437	$(37)	(a)	$468,126
Outstanding Shares	21,387	7,744	(3,310)	(b)	25,821
Net asset value per share	$15.32	$18.13			$18.13
Add: selling commission (5.75% of offering price)	0.93	1.11			1.11

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$16.25	$19.24			$19.24

Class B
Net Assets	$1,947	$7,411	$(2)	(a)	$9,356
Outstanding Shares	131	416	(22)	(b)	526
Net asset value per share	$14.86	$17.81			$17.81

Class C
Net Assets	$6,615	$40,652	$(11)	(a)	$47,256
Outstanding Shares	440	2,270	(71)	(b)	2,639
Net asset value per share	$15.03	$17.91			$17.91

11

(in thousands, except per share amounts)	WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Pro forma Adjustments			Combining Pro Forma

Class E
Net Assets		$5,728		$(1)	(a)	$5,727
Outstanding Shares		317		— *	(b)	317
Net asset value per share		$18.07				$18.07
Add: selling commission (5.75% of offering price)		1.10				1.10

Maximum offering price per Class A share (Class A NAV divided by 94.25%)		$19.17				$19.17

Class Y – WRA Dividend Opportunities Fund into Class I – Ivy Dividend Opportunities Fund
Net Assets	$247,399	$179,381		$(47)	(a)	$426,733
Outstanding Shares	16,140	9,854		(2,547)	(b)	23,447
Net asset value per share	$15.33	$18.20				$18.20

Class N
Net Assets		$2,407		$(1)	(a)	$2,406
Outstanding Shares		132		— *	(b)	132
Net asset value per share		$18.23				$18.23

Class R
Net Assets		$616	$	— *	(a)	$616
Outstanding Shares		34		— *	(b)	34
Net asset value per share		$18.12				$18.12

Class Y – Ivy Dividend Opportunities Fund
Net Assets		$5,778		$(2)	(a)	$5,776
Outstanding Shares		318		— *	(b)	318
Net asset value per share		$18.17				$18.17

+Cost
Investments in unaffiliated securities at cost	$458,980	$304,709		$—		$763,689

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs borne 34% by Ivy Investment Management Company and 66% by the Acquired Fund.
(b)	Share adjustment – redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

12

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2017

(in thousands)	WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$13,762	$8,930	$—		$22,692
Foreign dividend withholding tax	(146)	(94)	—		(240)
Interest and amortization from unaffiliated securities	316	208	—		524

Total investment income	13,932	9,044	—		22,976

EXPENSES
Investment management fee	4,055	2,614	1	(a)	6,670
Distribution and service fees:
Class A	957	444	—		1,401
Class B	23	79	—		102
Class C	66	426	—		492
Class E	0	13	—		13
Class R	0	2	—		2
Class Y	0	16	—		16
Shareholder servicing:
Class A	861	385	(6	) (b)	1,240
Class B	15	19	—	*(b)	34
Class C	19	58	—	*(b)	77
Class E	0	27	—		27
Class I	0	215	—		215
Class N	0	0	—		0
Class R	0	1	—		1
Class Y	314	10	—		324
Registration fees	75	109	(40	) (b)	144
Custodian fees	17	14	—		31
Independent Trustees and Chief Compliance Officer fees	25	15	—		40
Accounting services fees	163	136	(61	) (c)	238
Professional fees	38	20	(13	) (d)	45
Other	79	46	(8	) (e)	117

Total expenses	6,707	4,649	(127)		11,229

Less:
Expenses in excess of limit	—	(21)	(8	) (f)	(29)

Total Net Expenses	6,707	4,628	(135)		11,200

Net investment income (loss)	7,225	4,416	135		11,776

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	33,103	19,716	—		52,819
Foreign currency exchange transactions	5	2	—		7
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	135,780	20,103	—		155,883

Net gain on investments	168,888	39,821	—		208,709

Net increase in net assets resulting from operations	$176,113	$44,237	$135		$220,485

*	Not shown due to rounding.
(a)	Based on management fee of 0.70% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

13

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

MARCH 31, 2017

(Unaudited)

WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Advertising – 1.6%
105	68	173	Omnicom Group, Inc.	$9,026	$5,888	$14,914

			Apparel Retail – 0.5%
58	37	95	Limited Brands, Inc.	2,718	1,745	4,463

			Cable & Satellite – 2.7%
422	273	695	Comcast Corp., Class A	15,857	10,273	26,130

			Casinos & Gaming – 0.6%
156	100	256	International Game Technology plc	3,708	2,361	6,069

			Home Improvement Retail – 2.7%
107	70	177	Home Depot, Inc. (The)	15,718	10,286	26,004

			Housewares & Specialties – 1.0%
126	81	207	Newell Rubbermaid, Inc.	5,955	3,797	9,752

			Restaurants – 1.1%
51	33	84	McDonalds Corp.	6,604	4,219	10,823

			Total Consumer Discretionary – 10.2%	59,586	38,569	98,155
			Consumer Staples
			Brewers – 1.3%
72	47	119	Anheuser-Busch InBev S.A. ADR	7,908	5,164	13,072

			Drug Retail – 0.9%
65	41	106	CVS Caremark Corp.	5,075	3,242	8,317

			Personal Products – 1.3%
163	104	267	Unilever plc(A)	8,033	5,141	13,174

			Tobacco – 3.7%
189	124	313	Philip Morris International, Inc.	21,389	14,000	35,389

			Total Consumer Staples – 7.2%	42,405	27,547	69,952
			Energy
			Integrated Oil & Gas – 6.7%
217	142	359	Chevron Corp.	23,246	15,204	38,450
511	335	846	Suncor Energy, Inc.	15,715	10,297	26,012

				38,961	25,501	64,462

			Oil & Gas Storage & Transportation – 3.9%
180	116	296	Energy Transfer Partners L.P.	6,583	4,242	10,825
602	388	990	Enterprise Products Partners L.P.	16,632	10,704	27,336

				23,215	14,946	38,161

			Total Energy – 10.6%	62,176	40,447	102,623
			Financials
			Diversified Banks – 4.2%
440	288	728	Wells Fargo & Co.	24,496	16,022	40,518

			Life & Health Insurance – 3.2%
356	232	588	MetLife, Inc.	18,785	12,273	31,058

14

WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Multi-Line Insurance – 1.6%
146	94	240	American International Group, Inc.	$9,090	$5,849	$14,939

			Other Diversified Financial Services – 4.2%
282	184	466	JPMorgan Chase & Co.	24,774	16,189	40,963

			Regional Banks – 1.8%
602	390	992	KeyCorp.	10,700	6,926	17,626

			Total Financials – 15.0%	87,845	57,259	145,104
			Health Care
			Health Care Equipment – 1.4%
101	64	165	Medtronic plc	8,102	5,186	13,288

			Pharmaceuticals – 4.7%
809	530	1,339	Pfizer, Inc.	27,688	18,114	45,802

			Total Health Care – 6.1%	35,790	23,300	59,090
			Industrials
			Aerospace & Defense – 4.6%
791	512	1,303	BAE Systems plc(A)	6,369	4,120	10,489
78	51	129	Lockheed Martin Corp.	20,792	13,594	34,386

				27,161	17,714	44,875

			Building Products – 2.6%
361	236	597	Johnson Controls, Inc.	15,205	9,957	25,162

			Construction Machinery & Heavy Trucks – 2.8%
242	158	400	PACCAR, Inc.	16,276	10,641	26,917

			Electrical Components & Equipment – 1.3%
103	67	170	Eaton Corp.	7,623	4,986	12,609

			Industrial Conglomerates – 1.1%
50	32	82	Honeywell International, Inc.	6,225	3,983	10,208

			Railroads – 2.3%
129	84	213	Union Pacific Corp.	13,685	8,850	22,535

			Total Industrials – 14.7%	86,175	56,131	142,306
			Information Technology
			Communications Equipment – 4.7%
121	79	200	Harris Corp.	13,469	8,813	22,282
2,510	1,642	4,152	Nokia Corp., Series A ADR	13,605	8,900	22,505

				27,074	17,713	44,787

			Data Processing & Outsourced Services – 1.5%
151	99	250	Paychex, Inc.	8,920	5,831	14,751

			Semiconductors – 4.7%
213	140	353	Analog Devices, Inc.	17,464	11,436	28,900
732	478	1,210	Cypress Semiconductor Corp.	10,066	6,577	16,643

				27,530	18,013	45,543

15

WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Systems Software – 4.9%
433	283	716	Microsoft Corp.	$28,491	$18,632	$47,123

			Total Information Technology – 15.8%	92,015	60,189	152,204
			Materials
			Diversified Chemicals – 2.7%
247	162	409	Dow Chemical Co. (The)	15,691	10,274	25,965

			Industrial Gases – 1.0%
42	27	69	Air Products and Chemicals, Inc.	5,658	3,706	9,364

			Paper Packaging – 2.4%
280	183	463	International Paper Co.	14,198	9,305	23,503

			Total Materials – 6.1%	35,547	23,285	58,832
			Real Estate
			Industrial REITs – 1.8%
202	132	334	ProLogis, Inc.	10,487	6,861	17,348

			Specialized REITs – 4.8%
98	64	162	Crown Castle International Corp.	9,247	6,035	15,282
156	102	258	Life Storage, Inc.	12,835	8,393	21,228
228	149	377	Uniti Group, Inc.	5,884	3,847	9,731

				27,966	18,275	46,241

			Total Real Estate – 6.6%	38,453	25,136	63,589
			Utilities
			Electric Utilities – 3.4%
553	362	915	Exelon Corp.	19,888	13,028	32,916

			Total Utilities – 3.4%	19,888	13,028	32,916
			TOTAL COMMON STOCKS – 95.7%	$559,880	$364,891	$924,771
			(Cost: $719,486)

PRINCIPAL			SHORT-TERM SECURITIES
			Commercial Paper(B) – 0.5%
			River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
$—	$5,000	$5,000	0.870%, 4-14-17	—	4,999	4,999

			Master Note – 0.4%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1,062	2,999	4,061	1.190%, 4-5-17(C)	1,062	2,999	4,061

			Municipal Obligations – 3.5%
			CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
—	9,000	9,000	0.860%, 4-7-17(C)	—	9,000	9,000
			City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.) (BVAL plus 14 bps),
13,400	—	13,400	0.840%, 4-7-17(C)	13,400	—	13,400
			IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.) (BVAL plus 10 bps),
3,000	—	3,000	0.850%, 4-1-17(C)	3,000	—	3,000

16

WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.) (BVAL plus 11 bps),
$ 5,744	$—	$5,744	0.870%, 4-7-17(C)	$5,744	$—	$5,744
			NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
—	2,000	2,000	0.900%, 4-7-17(C)	—	2,000	2,000

				22,144	11,000	33,144

			United States Government Agency Obligations – 0.2%
			Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2,000	—	2,000	0.870%, 4-7-17(C)	2,000	—	2,000

			TOTAL SHORT-TERM SECURITIES – 4.6%	$25,206	$18,998	$44,204
			(Cost: $44,203)
			TOTAL INVESTMENT SECURITIES – 100.3%	$585,086	$383,889	$968,975
			(Cost: $763,689)
			LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%	(1,400)	(1,479)	(2,879)
			NET ASSETS – 100.0%	$583,686	$382,410	$966,096	(D)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	Listed on an exchange outside the United States.
(B)	Rate shown is the yield to maturity at March 31, 2017.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$924,771	$—	$—
Short-Term Securities	—	44,204	—

Total	$924,771	$44,204	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the period.

17

The following acronyms are used throughout this pro forma schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

18

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2017

(in thousands, except per share amounts)	WRA Energy Fund	Ivy Energy Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$266,685	$564,302	$—		$830,987

Investments at Value	266,685	564,302	—		830,987

Cash	1	1	—		2
Dividends and interest receivable	119	250	—		369
Capital shares sold receivable	75	1,817	—		1,892
Prepaid and other assets	35	69	—		104

Total assets	266,915	566,439	—		833,354

LIABILITIES
Capital shares redeemed payable	774	1,637	—		2,411
Independent Trustees and Chief Compliance Officer fees payable	125	11	—		136
Distribution and service fees payable	—	4	—		4
Shareholder servicing payable	—	142	—		142
Investment management fee payable	—	13	—		13
Accounting services fee payable	—	12	—		12
Other liabilities	—	14	100	(a)	114

Total liabilities	899	1,833	100		2,832

Total Net Assets	$266,016	$564,606	$(100)		$830,522

NET ASSETS
Capital paid in (shares authorized – unlimited)	$235,839	$579,428	$—		$815,267
Undistributed net investment income	(1,781)	442	(100)		(1,439)
Accumulated net realized gain (loss)	(30,452)	(110,585)	—		(141,037)
Net unrealized appreciation	62,410	95,321	—		157,731

Total Net Assets	$266,016	$564,606	$(100)		$830,522

Class A
Net Assets	$165,710	$157,337	$(28)	(a)	$323,019
Outstanding Shares	12,223	11,826	238	(b)	24,287
Net asset value per share	$13.56	$13.30			$13.30
Add: selling commission (5.75% of offering price)	0.83	0.81			0.81

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$14.39	$14.11			$14.11

Class B
Net Assets	$511	$3,948	$(1)	(a)	$4,458
Outstanding Shares	43	325	(1)	(b)	367
Net asset value per share	$11.87	$12.15			$12.15

Class C
Net Assets	$2,619	$86,707	$(15)	(a)	$89,311
Outstanding Shares	211	7,000	(3)	(b)	7,208
Net asset value per share	$12.41	$12.39			$12.39

19

(in thousands, except per share amounts)	WRA Energy Fund	Ivy Energy Fund	Pro forma Adjustments			Combining Pro Forma

Class E
Net Assets		$136	$	— *	(a)	$136
Outstanding Shares		10		— *	(b)	10
Net asset value per share		$13.63				$13.63
Add: selling commission (5.75% of offering price)		0.83				0.83

Maximum offering price per Class A share (Class A NAV divided by 94.25%)		$14.46				$14.46

Class Y – WRA Energy Fund into Class I – Ivy Energy Fund
Net Assets	$97,176	$225,035		$(40)	(a)	$322,171
Outstanding Shares	6,807	16,312		227	(b)	23,346
Net asset value per share	$14.28	$13.80				$13.80

Class N
Net Assets		$12,249		$(2)	(a)	$12,247
Outstanding Shares		884		— *	(b)	884
Net asset value per share		$13.86				$13.86

Class R
Net Assets		$25,810		$(5)	(a)	$25,805
Outstanding Shares		1,956		— *	(b)	1,956
Net asset value per share		$13.20				$13.20

Class Y – Ivy Energy Fund
Net Assets		$53,384		$(9)	(a)	$53,375
Outstanding Shares		3,957		— *	(b)	3,957
Net asset value per share		$13.49				$13.49

+Cost
Investments in unaffiliated securities at cost	$204,275	$468,981		$—		$673,256

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs borne 34% by Ivy Investment Management Company and 66% by the Acquired Fund.
(b)	Share adjustment – redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

20

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2017

(in thousands)	WRA Energy Fund	Ivy Energy Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$2,048	$4,208	$—		$6,256
Foreign dividend withholding tax	(45)	(91)	—		(136)
Interest and amortization from unaffiliated securities	27	66	—		93

Total investment income	2,030	4,183	—		6,213

EXPENSES
Investment management fee	2,187	4,512	11	(a)	6,710
Distribution and service fees:
Class A	464	490	—		954
Class B	7	39	—		46
Class C	25	915	—		940
Class E	—	—	—		—
Class R	—	125	—		125
Class Y	—	130	—		130
Shareholder servicing:
Class A	648	452	(3	) (b)	1,097
Class B	7	14	—	(b)	21
Class C	13	167	—	*(b)	180
Class E	—	—	—		—
Class I	—	252	—		252
Class N	—	1	—		1
Class R	—	63	—		63
Class Y	126	85	—		211
Registration fees	81	131	(60	) (b)	152
Custodian fees	17	19	—		36
Independent Trustees and Chief Compliance Officer fees	11	20	—		31
Accounting services fees	95	154	(27	) (c)	222
Professional fees	28	23	(15	) (d)	36
Other	81	57	(9	) (e)	129

Total expenses	3,790	7,649	(103)		11,336

Less:
Expenses in excess of limit	—	—	(259	) (f)	(259)

Total Net Expenses	3,790	7,649	(362)		11,077

Net investment income (loss)	(1,760)	(3,466)	362		(4,864)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	(1,893)	(26,913)	—		(28,806)
Foreign currency exchange transactions	(2)	(6)	—		(8)
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	119,011	129,810	—		248,821

Net gain on investments	117,116	102,891	—		220,007

Net increase in net assets resulting from operations	$115,356	$99,425	$362		$215,143

*	Not shown due to rounding.
(a)	Based on management fee of 0.85% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

21

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

MARCH 31, 2017

(Unaudited)

WRA Energy Fund	Ivy Energy Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Energy Fund	Ivy Energy Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Energy
			Integrated Oil & Gas – 3.3%
34	73	107	Chevron Corp	$3,699	$7,838	$11,537
100	211	311	Royal Dutch Shell plc, Class A(A)	2,613	5,548	8,161
80	171	251	Suncor Energy, Inc	2,474	5,244	7,718

				8,786	18,630	27,416

			Oil & Gas Drilling – 4.4%
370	784	1,154	Nabors Industries Ltd	4,837	10,253	15,090
286	606	892	Patterson-UTI Energy, Inc	6,935	14,700	21,635

				11,772	24,953	36,725

			Oil & Gas Equipment & Services – 33.4%
150	317	467	Baker Hughes, Inc.	8,943	18,951	27,894
51	108	159	Core Laboratories N.V	5,897	12,493	18,390
407	864	1,271	Forum Energy Technologies, Inc.(B)	8,434	17,875	26,309
244	517	761	Halliburton Co	11,995	25,425	37,420
152	321	473	Hi-Crush Partners L.P.(B)	2,629	5,575	8,204
171	362	533	Keane Group, Inc.(B)	2,441	5,176	7,617
437	926	1,363	RPC, Inc.	7,996	16,947	24,943
150	318	468	Schlumberger Ltd.	11,718	24,839	36,557
621	1,317	1,938	Superior Energy Services, Inc.(B)	8,861	18,787	27,648
278	589	867	U.S. Silica Holdings, Inc.	13,336	28,273	41,609
1,006	2,135	3,141	Weatherford International Ltd.(B)	6,689	14,199	20,888

				88,939	188,540	277,479

			Oil & Gas Exploration & Production – 46.2%
138	292	430	Anadarko Petroleum Corp	8,531	18,084	26,615
63	134	197	Cimarex Energy Co	7,558	16,018	23,576
59	125	184	Concho Resources, Inc.(B)	7,566	16,036	23,602
258	545	803	Continental Resources, Inc.(B)	11,707	24,763	36,470
146	310	456	Devon Energy Corp	6,108	12,948	19,056
66	140	206	Diamondback Energy, Inc.(B)	6,824	14,468	21,292
107	227	334	EOG Resources, Inc.	10,409	22,100	32,509
295	625	920	Laredo Petroleum Holdings, Inc.(B)	4,303	9,121	13,424
326	692	1,018	Marathon Oil Corp.	5,157	10,930	16,087
159	336	495	Newfield Exploration Co.(B)	5,858	12,416	18,274
570	1,207	1,777	Oasis Petroleum LLC(B)	8,122	17,215	25,337
321	680	1,001	Parsley Energy, Inc., Class A(B)	10,423	22,091	32,514
53	113	166	Pioneer Natural Resources Co	9,926	21,044	30,970
200	425	625	RSP Permian, Inc.(B)	8,305	17,602	25,907
569	1,202	1,771	Whiting Petroleum Corp.(B)	5,378	11,375	16,753
517	1,097	1,614	WPX Energy, Inc.(B)	6,918	14,685	21,603

				123,093	260,896	383,989

			Oil & Gas Refining & Marketing – 2.0%
56	118	174	Marathon Petroleum Corp	2,823	5,981	8,804
32	68	100	Phillips 66	2,527	5,351	7,878

				5,350	11,332	16,682

22

WRA Energy Fund	Ivy Energy Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Energy Fund	Ivy Energy Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Oil & Gas Storage & Transportation – 7.4%
54	114	168	Enbridge, Inc	2,255	4,780	7,035
48	103	151	Energy Transfer Partners L.P.	1,768	3,745	5,513
167	355	522	Enterprise Products Partners L.P.	4,618	9,802	14,420
37	77	114	MPLX L.P.	1,318	2,792	4,110
24	52	76	Phillips 66 Partners L.P.	1,256	2,663	3,919
100	213	313	Plains GP Holdings L.P., Class A	3,135	6,658	9,793
182	385	567	Tallgrass Energy GP L.P., Class A	5,228	11,082	16,310

				19,578	41,522	61,100

			Total Energy – 96.7%	257,518	545,873	803,391
			Information Technology
			Data Processing & Outsourced Services – 1.5%
39	82	121	Wright Express Corp.(B)	4,016	8,513	12,529

			Total Information Technology – 1.5%	4,016	8,513	12,529
			Materials
			Specialty Chemicals – 1.1%
69	142	211	Flotek Industries, Inc.(B)(C)	888	1,819	2,707
160	339	499	Flotek Industries, Inc.(B)	2,045	4,337	6,382

				2,933	6,156	9,089

			Total Materials – 1.1%	2,933	6,156	9,089
			TOTAL COMMON STOCKS – 99.3%	$264,467	$560,542	$825,009
			(Cost: $667,278)

	PRINCIPAL		SHORT-TERM SECURITIES
			Master Note – 0.5%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
$ 718	$3,760	$4,478	1.190%, 4-5-17(D)	718	3,760	4,478

			Municipal Obligations – 0.2%
			Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
1,500	—	1,500	0.930%, 4-7-17(D)	1,500	—	1,500

			TOTAL SHORT-TERM SECURITIES – 0.7%	$2,218	$3,760	$5,978
			(Cost: $5,978)
			TOTAL INVESTMENT SECURITIES – 100.0%	$266,685	$564,302	$830,987
			(Cost: $673,256)
			LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%	(669)	304	(365)
			NET ASSETS – 100.0%	$266,016	$564,606	$830,622	(E)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	Listed on an exchange outside the United States.
(B)	No dividends were paid during the preceding 12 months.
(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of these securities amounted to $2,707 or 0.3% of net assets.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

23

(E)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$825,009	$—	$—
Short-Term Securities	—	5,978	—

Total	$825,009	$5,978	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

Pro Forma Country Diversification
(as a % of net assets)
United States	90.0%
Switzerland	2.5%
Netherlands	2.2%
Bermuda	1.8%
Canada	1.8%
United Kingdom	1.0%
Other+	0.7%

+Includes cash equivalents and liabilities, net of cash and other assets.

24

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2017

(in thousands, except per share amounts)	WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$390,240	$117,638	$—		$507,878

Investments at Value	390,240	117,638	—		507,878

Cash	1	1	—		2
Dividends and interest receivable	156	48	—		204
Capital shares sold receivable	678	236	—		914
Prepaid and other assets	32	26	—		58

Total assets	391,107	117,949	—		509,056

LIABILITIES
Capital shares redeemed payable	401	214	—		615
Independent Trustees and Chief Compliance Officer fees payable	103	2	—		105
Distribution and service fees payable	—	1	—		1
Shareholder servicing payable	—	20	—		20
Investment management fee payable	—	2	—		2
Accounting services fee payable	—	5	—		5
Other liabilities	—	4	100	(a)	104

Total liabilities	504	248	100		852

Total Net Assets	$390,603	$117,701	$(100)		$508,204

NET ASSETS
Capital paid in (shares authorized – unlimited)	$258,231	$88,905	$—		$347,136
Undistributed net investment income	(655)	(73)	(100)		(828)
Accumulated net realized gain (loss)	7,613	(2,173)	—		5,440
Net unrealized appreciation	125,414	31,042	—		156,456

Total Net Assets	$390,603	$117,701	$(100)		$508,204

Class A
Net Assets	$220,315	$37,881	$(32	) (a)	$258,164
Outstanding Shares	12,113	1,804	(1,623	) (b)	12,294
Net asset value per share	$18.19	$21.00			$21.00
Add: selling commission (5.75% of offering price)	1.11	1.28			1.28

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$19.30	$22.28			$22.28

Class B
Net Assets	$291	$1,429	$(1	) (a)	$1,720
Outstanding Shares	19	71	(5	) (b)	85
Net asset value per share	$15.29	$20.13			$20.13

Class C
Net Assets	$5,376	$5,616	$(5	) (a)	$10,985
Outstanding Shares	351	280	(83	) (b)	548
Net asset value per share	$15.32	$20.06			$20.06

Class Y – WRA Tax-Managed Equity Fund into Class I – Ivy Tax-Managed Equity Fund
Net Assets	$164,621	$72,228	$(61	) (a)	$236,788
Outstanding Shares	9,039	3,404	(1,284	) (b)	11,159
Net asset value per share	$18.21	$21.22			$21.22

25

(in thousands, except per share amounts)	WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund	Pro forma Adjustments		Combining Pro Forma

Class Y – Ivy Tax-Managed Equity Fund
Net Assets		$547	$—	*(a)	$547
Outstanding Shares		26	—	*(b)	26
Net asset value per share		$21.04			$21.04

+Cost
Investments in unaffiliated securities at cost	$264,826	$86,596	$—		$351,422

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs borne 34% by Ivy Investment Management Company and 66% by the Acquired Fund.
(b)	Share adjustment – redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

26

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2017

(in thousands)	WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$3,361	$1,033	$—		$4,394
Foreign dividend withholding tax	(38)	(12)	—		(50)
Interest and amortization from unaffiliated securities	70	22	—		92

Total investment income	3,393	1,043	—		4,436

EXPENSES
Investment management fee	2,492	766	1	(a)	3,259
Distribution and service fees:
Class A	636	139	—		775
Class B	3	14	—		17
Class C	56	55	—		111
Class Y	—	1	—		1
Shareholder servicing:
Class A	235	77	(2	) (b)	310
Class B	1	2	—	*(b)	3
Class C	11	8	—	*(b)	19
Class I	—	88	—		88
Class Y	201	1	—		202
Registration fees	80	71	(50	) (b)	101
Custodian fees	12	8	—		20
Independent Trustees and Chief Compliance Officer fees	15	4	—		19
Accounting services fees	127	65	(51	) (c)	141
Professional fees	34	15	(12	) (d)	37
Other	55	21	(7	) (e)	69

Total expenses	3,958	1,335	(121)		5,172

Less:
Expenses in excess of limit	(35)	—	(8	) (f)	(43)

Total Net Expenses	3,923	1,335	(129)		5,129

Net investment income (loss)	(530)	(292)	129		(693)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	7,204	(1,761)	—		5,443
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	140,690	15,874	—		156,564

Net gain on investments	147,894	14,113			162,007

Net increase in net assets resulting from operations	$147,364	$13,821	$129		$161,314

*	Not shown due to rounding.
(a)	Based on management fee of 0.65% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

27

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

MARCH 31, 2017

(Unaudited)

WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Automotive Retail – 2.6%
38	12	50	O’Reilly Automotive, Inc.(A)	$10,254	$3,117	$13,371

			Cable & Satellite – 3.1%
9	3	12	Charter Communications, Inc., Class A(A)	2,954	893	3,847
240	73	313	Comcast Corp., Class A	9,010	2,731	11,741

				11,964	3,624	15,588

			Footwear – 0.7%
50	15	65	NIKE, Inc., Class B	2,802	854	3,656

			Home Improvement Retail – 2.2%
59	18	77	Home Depot, Inc. (The)	8,692	2,636	11,328

			Internet & Direct Marketing Retail – 7.7%
20	6	26	Amazon.com, Inc.(A)	17,979	5,432	23,411
7	2	9	priceline.com, Inc.(A)	11,926	3,565	15,491

				29,905	8,997	38,902

			Restaurants – 2.7%
40	12	52	Panera Bread Co., Class A(A)	10,423	3,155	13,578

			Total Consumer Discretionary – 19.0%	74,040	22,383	96,423
			Consumer Staples
			Brewers – 0.5%
18	6	24	Anheuser-Busch InBev S.A. ADR	1,987	611	2,598

			Food Retail – 0.7%
25	7	32	Casey’s General Stores, Inc.	2,762	830	3,592

			Hypermarkets & Super Centers – 1.4%
33	10	43	Costco Wholesale Corp.	5,525	1,668	7,193

			Packaged Foods & Meats – 1.1%
179	54	233	Blue Buffalo Pet Products, Inc.(A)	4,112	1,237	5,349

			Personal Products – 1.0%
48	15	63	Estee Lauder Co., Inc. (The), Class A	4,087	1,236	5,323

			Tobacco – 0.6%
20	6	26	Philip Morris International, Inc.	2,224	681	2,905

			Total Consumer Staples – 5.3%	20,697	6,263	26,960
			Energy
			Oil & Gas Equipment & Services – 4.2%
228	69	297	Halliburton Co.	11,200	3,397	14,597
67	20	87	Schlumberger Ltd.	5,202	1,575	6,777

				16,402	4,972	21,374

			Total Energy – 4.2%	16,402	4,972	21,374

28

WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Financials
			Financial Exchanges & Data – 2.4%
79	24	103	CME Group, Inc.	$9,421	$2,851	$12,272

			Investment Banking & Brokerage – 1.1%
18	5	23	Goldman Sachs Group, Inc. (The)	4,112	1,241	5,353

			Total Financials – 3.5%	13,533	4,092	17,625
			Health Care
			Biotechnology – 8.1%
113	34	147	ACADIA Pharmaceuticals, Inc.(A)	3,878	1,179	5,057
59	18	77	Alexion Pharmaceuticals, Inc.(A)	7,151	2,167	9,318
7	2	9	Biogen, Inc.(A)	1,804	535	2,339
41	12	53	Incyte Corp.(A)	5,414	1,643	7,057
78	23	101	Shire Pharmaceuticals Group plc ADR	13,528	4,094	17,622

				31,775	9,618	41,393

			Health Care Equipment – 4.1%
117	35	152	Danaher Corp.	9,981	3,024	13,005
71	22	93	DexCom, Inc.(A)	6,016	1,826	7,842

				15,997	4,850	20,847

			Pharmaceuticals – 3.3%
37	11	48	Allergan plc	8,845	2,675	11,520
72	22	94	Bristol-Myers Squibb Co.	3,937	1,197	5,134

				12,782	3,872	16,654

			Total Health Care – 15.5%	60,554	18,340	78,894
			Industrials
			Aerospace & Defense – 3.1%
38	11	49	Boeing Co. (The)	6,703	2,027	8,730
37	11	48	Raytheon Co.	5,597	1,693	7,290

				12,300	3,720	16,020

			Construction Machinery & Heavy Trucks – 1.6%
69	21	90	Caterpillar, Inc.	6,382	1,929	8,311

			Railroads – 2.6%
47	14	61	Kansas City Southern	4,014	1,227	5,241
56	17	73	Union Pacific Corp.	5,931	1,789	7,720

				9,945	3,016	12,961

			Research & Consulting Services – 2.1%
103	31	134	Verisk Analytics, Inc., Class A(A)	8,349	2,529	10,878

			Trucking – 2.2%
91	28	119	J.B. Hunt Transport Services, Inc.	8,385	2,542	10,927

			Total Industrials – 11.6%	45,361	13,736	59,097
			Information Technology
			Application Software – 8.6%
123	37	160	Adobe Systems, Inc.(A)	16,032	4,857	20,889
213	65	278	salesforce.com, Inc.(A)	17,595	5,335	22,930

				33,627	10,192	43,819

29

WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Data Processing & Outsourced Services – 8.0%
62	19	81	FleetCor Technologies, Inc.(A)	$9,358	$2,839	$12,197
83	25	108	MasterCard, Inc., Class A	9,300	2,820	12,120
139	42	181	Visa, Inc., Class A	12,378	3,743	16,121

				31,036	9,402	40,438

			Home Entertainment Software – 0.7%
30	9	39	Electronic Arts, Inc.(A)	2,686	823	3,509

			Internet Software & Services – 9.2%
20	6	26	Alphabet, Inc., Class A(A)	16,562	5,037	21,599
5	1	6	Alphabet, Inc., Class C(A)	3,755	1,125	4,880
110	33	143	Facebook, Inc., Class A(A)	15,654	4,751	20,405

				35,971	10,913	46,884

			Semiconductor Equipment – 2.8%
85	26	111	Lam Research Corp.	10,846	3,280	14,126

			Systems Software – 5.5%
327	99	426	Microsoft Corp.	21,523	6,527	28,050

			Technology Hardware, Storage & Peripherals – 4.1%
112	34	146	Apple, Inc.	16,112	4,875	20,987

			Total Information Technology – 38.9%	151,801	46,012	197,813
			Real Estate
			Specialized REITs – 1.4%
46	14	60	American Tower Corp., Class A	5,530	1,683	7,213

			Total Real Estate – 1.4%	5,530	1,683	7,213
			TOTAL COMMON STOCKS – 99.4%	387,918	$117,481	505,399
			(Cost: $348,943)

PRINCIPAL			SHORT-TERM SECURITIES
			Master Note – 0.5%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
$ 2,322	$157	$2,479	1.190%, 4-5-17(B)	2,322	157	2,479

			TOTAL SHORT-TERM SECURITIES – 0.5%	$2,322	$157	$2,479
			(Cost: $2,479)
			TOTAL INVESTMENT SECURITIES – 99.9%	$390,240	$117,638	$507,878
			(Cost: $351,422)
			CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%	363	63	426
			NET ASSETS – 100.0%	$390,603	$117,701	$508,304	(C)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	No dividends were paid during the preceding 12 months.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

30

(C)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$505,399	$—	$—
Short-Term Securities	—	2,479	—

Total	$505,399	$2,479	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

31

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2017

(in thousands, except per share amounts)	WRA Value Fund	Ivy Value Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$829,459	$324,084	$—		$1,153,543

Investments at Value	829,459	324,084	—		1,153,543

Cash	1	1	—		2
Dividends and interest receivable	1,650	650	—		2,300
Capital shares sold receivable	83	497	—		580
Prepaid and other assets	37	49	—		86

Total assets	831,230	325,281	—		1,156,511

LIABILITIES
Capital shares redeemed payable	1,818	2,901	—		4,719
Independent Trustees and Chief Compliance Officer fees payable	290	19	—		309
Distribution and service fees payable	—	2	—		2
Shareholder servicing payable	—	78	—		78
Investment management fee payable	—	6	—		6
Accounting services fee payable	—	9	—		9
Written options at value+	391	146	—		537
Other liabilities	—	11	100	(a)	111

Total liabilities	2,499	3,172	100		5,771

Total Net Assets	$828,731	$322,109	$(100)		$1,150,740

NET ASSETS
Capital paid in (shares authorized – unlimited)	$663,867	$265,898	$—		$929,765
Undistributed net investment income	1,688	401	(100)		1,989
Accumulated net realized gain (loss)	10,817	1,742	—		12,559
Net unrealized appreciation	152,359	54,068	—		206,427

Total Net Assets	$828,731	$322,109	$(100)		$1,150,740

Class A
Net Assets	$340,796	$102,231	$(32	) (a)	$442,995
Outstanding Shares	22,488	4,505	(7,469	) (b)	19,524
Net asset value per share	$15.15	$22.69			$22.69
Add: selling commission (5.75% of offering price)	0.92	1.38			1.38

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$16.07	$24.07			$24.07

Class B
Net Assets	$1,464	$3,041	$(1	) (a)	$4,504
Outstanding Shares	104	144	(35	) (b)	213
Net asset value per share	$14.08	$21.12			$21.12

Class C
Net Assets	$4,719	$20,141	$(6	) (a)	$24,854
Outstanding Shares	329	919	(114	) (b)	1,134
Net asset value per share	$14.36	$21.92			$21.92

32

(in thousands, except per share amounts)	WRA Value Fund	Ivy Value Fund	Pro forma Adjustments		Combining Pro Forma

Class E
Net Assets		$182	$—	*(a)	$182
Outstanding Shares		8	—	*(b)	8
Net asset value per share		$22.79			$22.79
Add: selling commission (5.75% of offering price)		1.39			1.39

Maximum offering price per Class A share (Class A NAV divided by 94.25%)		$24.18			$24.18

Class Y – WRA Value Fund into Class I – Ivy Value Fund
Net Assets	$481,752	$186,372	$(58	) (a)	$668,066
Outstanding Shares	31,636	8,176	(10,511	) (b)	29,301
Net asset value per share	$15.23	$22.80			$22.80

Class N
Net Assets		$9,211	$(3	) (a)	$9,208
Outstanding Shares		403	—	*(b)	403
Net asset value per share		$22.86			$22.86

Class R
Net Assets		$340	$—	*(a)	$340
Outstanding Shares		15	—	*(b)	15
Net asset value per share		$22.66			$22.66

Class Y – Ivy Value Fund
Net Assets		$591	$—	*(a)	$591
Outstanding Shares		26	—	*(b)	26
Net asset value per share		$22.73			$22.73

+Cost
Investments in unaffiliated securities at cost	$676,928	$269,952	$—		$946,880
Written options premiums received at cost	$219	$82	$—		$301

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs borne 34% by Ivy Investment Management Company and 66% by the Acquired Fund.
(b)	Share adjustment – redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

33

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2017

(in thousands)	WRA Value Fund	Ivy Value Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$19,003	$6,866	$—		$25,869
Foreign dividend withholding tax	(173)	(66)	—		(239)
Interest and amortization from unaffiliated securities	216	94	—		310

Total investment income	19,046	6,894	—		25,940

EXPENSES
Investment management fee	5,479	2,045	(42	) (a)	7,482
Distribution and service fees:
Class A	1,056	356	—		1,412
Class B	16	30	—		46
Class C	45	184	—		229
Class E	—	—	—		—
Class R	—	2	—		2
Class Y	—	5	—		5
Shareholder servicing:
Class A	981	370	(2	) (b)	1,349
Class B	11	16	—	*(b)	27
Class C	15	29	—	*(b)	44
Class E	—	—	—		—
Class I	—	200	—		200
Class N	—	1	—		1
Class R	—	1	—		1
Class Y	584	3	—		587
Registration fees	67	107	(30	) (b)	144
Custodian fees	18	12	—		30
Independent Trustees and Chief Compliance Officer fees	31	11	—		42
Accounting services fees	209	102	(36	) (c)	275
Professional fees	51	23	(19	) (d)	55
Other	123	80	(23	) (e)	180

Total expenses	8,686	3,577	(152)		12,111

Less:
Expenses in excess of limit	(44)	—	(182	) (f)	(226)

Total Net Expenses	8,642	3,577	(334)		11,885

Net investment income (loss)	10,404	3,317	334		14,055

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	31,780	8,455	—		40,235
Written options	1,096	939	—		2,035
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	184,614	34,875	—		219,489
Written options	1,404	456	—		1,860

Net gain on investments	218,894	44,725	—		263,619

Net increase in net assets resulting from operations	$229,298	$48,042	$334		$277,674

*	Not shown due to rounding.
(a)	Based on management fee of 0.70% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

34

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

MARCH 31, 2017

(Unaudited)

WRA Value Fund	Ivy Value Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Value Fund	Ivy Value Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Cable & Satellite – 2.7%
594	225	819	Comcast Corp., Class A	$22,343	$8,443	$30,786

			General Merchandise Stores – 2.5%
382	152	534	Target Corp	21,061	8,367	29,428

			Housewares & Specialties – 2.5%
442	169	611	Newell Rubbermaid, Inc.(A)	20,835	7,986	28,821

			Total Consumer Discretionary – 7.7%	64,239	24,796	89,035

			Consumer Staples
			Agricultural Products – 2.4%
165	63	228	Ingredion, Inc.	19,902	7,551	27,453

			Drug Retail – 2.4%
259	100	359	CVS Caremark Corp.	20,300	7,842	28,142

			Tobacco – 2.1%
154	60	214	Philip Morris International, Inc.	17,432	6,819	24,251

			Total Consumer Staples – 6.9%	57,634	22,212	79,846

			Energy
			Integrated Oil & Gas – 1.2%
211	83	294	Hess Corp.	10,167	3,982	14,149

			Oil & Gas Refining & Marketing – 3.3%
535	208	743	Marathon Petroleum Corp.(A)	27,019	10,517	37,536

			Oil & Gas Storage & Transportation – 8.1%
702	278	980	Energy Transfer Partners L.P.	25,630	10,145	35,775
665	254	919	Plains All American Pipeline L.P.	21,021	8,032	29,053
1,089	410	1,499	VTTI Energy Partners L.P.	20,685	7,798	28,483

				67,336	25,975	93,311

			Total Energy – 12.6%	104,522	40,474	144,996

			Financials
			Asset Management & Custody Banks – 2.8%
291	116	407	State Street Corp.	23,167	9,195	32,362

			Consumer Finance – 6.8%
289	112	401	Capital One Financial Corp.	25,062	9,706	34,768
922	361	1,283	Synchrony Financial	31,614	12,369	43,983

				56,676	22,075	78,751

			Life & Health Insurance – 2.9%
450	173	623	MetLife, Inc.	23,758	9,148	32,906

			Mortgage REITs – 2.6%
1,093	426	1,519	American Capital Agency Corp.	21,738	8,465	30,203

			Multi-Line Insurance – 3.0%
395	153	548	American International Group, Inc.	24,660	9,546	34,206

			Other Diversified Financial Services – 9.4%
569	219	788	Citigroup, Inc.(A)	34,032	13,088	47,120
497	196	693	JPMorgan Chase & Co.	43,656	17,217	60,873

				77,688	30,305	107,993

35

WRA Value Fund	Ivy Value Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Value Fund	Ivy Value Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Property & Casualty Insurance – 1.9%
193	78	271	Allstate Corp. (The)	$15,703	$6,356	$22,059

			Regional Banks – 1.1%
347	136	483	Fifth Third Bancorp.	8,811	3,442	12,253

			Total Financials – 30.5%	252,201	98,532	350,733

			Health Care
			Biotechnology – 2.3%
117	46	163	Amgen, Inc.	19,180	7,564	26,744

			Health Care Facilities – 2.9%
268	102	370	HCA Holdings, Inc.(B)	23,867	9,041	32,908

			Managed Health Care – 4.7%
132	50	182	Aetna, Inc.	16,888	6,428	23,316
152	58	210	Cigna Corp.	22,281	8,482	30,763

				39,169	14,910	54,079

			Pharmaceuticals – 1.9%
502	191	693	Teva Pharmaceutical Industries Ltd. ADR	16,119	6,139	22,258

			Total Health Care – 11.8%	98,335	37,654	135,989

			Industrials
			Airlines – 1.6%
277	111	388	Delta Air Lines, Inc.	12,726	5,097	17,823

			Electrical Components & Equipment – 2.5%
283	107	390	Eaton Corp.	20,955	7,957	28,912

			Industrial Machinery – 0.8%
154	58	212	Timken Co. (The)	6,947	2,635	9,582

			Total Industrials – 4.9%	40,628	15,689	56,317

			Information Technology
			IT Consulting & Other Services – 1.0%
119	49	168	Computer Sciences Corp.	8,226	3,347	11,573

			Semiconductors – 5.2%
1,074	411	1,485	Micron Technology, Inc.(A)(B)	31,047	11,863	42,910
38	14	52	NXP Semiconductors N.V.(B)	3,975	1,480	5,455
139	55	194	QUALCOMM, Inc.	7,959	3,154	11,113

				42,981	16,497	59,478

			Systems Software – 2.1%
262	102	364	Microsoft Corp.	17,242	6,685	23,927

			Technology Hardware, Storage & Peripherals – 3.2%
324	128	452	Western Digital Corp.(A)	26,723	10,597	37,320

			Total Information Technology – 11.5%	95,172	37,126	132,298

			Materials
			Diversified Chemicals – 3.2%
423	161	584	Dow Chemical Co. (The)	26,890	10,255	37,145

			Total Materials – 3.2%	26,890	10,255	37,145

			Real Estate
			Specialized REITs – 3.1%
976	386	1,362	Uniti Group, Inc	25,219	9,973	35,192

			Total Real Estate – 3.1%	25,219	9,973	35,192

36

WRA Value Fund	Ivy Value Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Value Fund	Ivy Value Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Utilities
			Electric Utilities – 3.1%
316	123	439	Duke Energy Corp	$25,899	$10,120	$36,019

			Renewable Electricity – 0.2%
47	18	65	NextEra Energy Partners L.P	1,565	606	2,171

			Total Utilities – 3.3%	27,464	10,726	38,190

			TOTAL COMMON STOCKS – 95.5%	$792,304	$307,437	$1,099,741

			(Cost: $889,810)

			PREFERRED STOCKS
			Health Care
			Pharmaceuticals – 2.2%
32	12	44	Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	18,176	7,039	25,215

			Total Health Care – 2.2%	18,176	7,039	25,215

			TOTAL PREFERRED STOCKS – 2.2%	$18,176	$7,039	$25,215

			(Cost: $28,483)

	PRINCIPAL		SHORT-TERM SECURITIES
			Commercial Paper(C) – 2.2%
			Kroger Co. (The),
$—	$6,572	$6,572	1.150%, 4-3-17	—	6,571	6,571
			River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
8,000	—	8,000	0.940%, 4-28-17	7,994	—	7,994
			Sysco Corp.,
10,985	—	10,985	1.090%, 4-3-17	10,984	—	10,984

				18,978	6,571	25,549

			Master Note – 0.2%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1	2,562	2,563	1.190%, 4-5-17(D)	1	2,562	2,563

			Municipal Obligations – 0.1%
			CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by TD Bank N.A.) (BVAL plus 12 bps),
—	475	475	0.840%, 4-1-17(D)	—	475	475

			TOTAL SHORT-TERM SECURITIES – 2.5%	$18,979	$9,608	$28,587

			(Cost: $28,587)
			TOTAL INVESTMENT SECURITIES – 100.2%	$829,459	$324,084	$1,153,543

			(Cost: $946,880)
			LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%	(728)	(1,975)	(2,703)

			NET ASSETS – 100.0%	$828,731	$322,109	$1,150,840	(E)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	All or a portion of securities with an aggregate value of $50,907 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(B)	No dividends were paid during the preceding 12 months.
(C)	Rate shown is the yield to maturity at March 31, 2017.

37

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

NUMBER OF CONTRACTS (UNROUNDED)			WRITTEN OPTIONS (Counterparty, if OTC)	VALUE
			Micron Technology, Inc.
1,493	555	2,048	Call $27.00, Expires April 2017, Premium Received ($155)	($320)	($119)	($439)
			Newell Rubbermaid, Inc.
789	292	1,081	Put $42.00, Expires June 2017, Premium Received ($53)	(39)	(15)	(54)
789	292	1,081	Call $60.00, Expires June 2017, Premium Received ($58)	(4)	(1)	(5)
			Western Digital Corp.
305	122	427	Call $95.00, Expires May 2017, Premium Received ($35)	(28)	(11)	(39)

			Total Premium Received ($301)	($391)	($146)	($537)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,099,741	$—	$—
Preferred Stocks	25,215	—	—
Short-Term Securities	—	28,587	—

Total	$1,124,956	$28,587	$—

Liabilities
Written Options	$478	$59	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

ADR = American	Depositary Receipts
BVAL = Bloomberg	Valuation Municipal AAA Benchmark
GTD	= Guaranteed
LIBOR = London	Interbank Offered Rate
OTC = Over	the Counter
REIT = Real	Estate Investment Trust

38

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2017

(in thousands, except per share amounts)	WRA Global Bond Fund	Ivy Global Bond Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$536,036	$159,780	$—		$695,816

Investments at Value	536,036	159,780	$—		695,816

Cash	92	34	—		126
Investment securities sold receivable	151	38	—		189
Dividends and interest receivable	5,532	1,673	—		7,205
Capital shares sold receivable	494	477	—		971
Receivable from affiliates	182	194	—		376
Prepaid and other assets	43	46	—		89

Total assets	542,530	162,242	—		704,772

LIABILITIES
Investment securities purchased payable	—	866	—		866
Capital shares redeemed payable	6,626	267	—		6,893
Independent Trustees and Chief Compliance Officer fees payable	102	9	—		111
Distribution and service fees payable	2	1	—		3
Shareholder servicing payable	158	49	—		207
Investment management fee payable	9	3	—		12
Accounting services fee payable	13	6	—		19
Unrealized depreciation of forward foreign currency contracts	86	29	—		115
Other liabilities	25	23	100	(a)	148

Total liabilities	7,021	1,253	100		8,374

Total Net Assets	$535,509	$160,989	$(100)		$696,398

NET ASSETS
Capital paid in (shares authorized – unlimited)	$588,839	$178,897	$—		$767,736
Undistributed net investment income	1,148	225	(100)		1,273
Accumulated net realized gain (loss)	(37,040)	(12,893)	—		(49,933)
Net unrealized appreciation	(17,438)	(5,240)	—		(22,678)

Total Net Assets	$535,509	$160,989	$(100)		$696,398

Class A
Net Assets	$259,531	$48,088	$(30	) (a)	$307,589
Outstanding Shares	69,888	4,968	(43,080	) (b)	31,776
Net asset value per share	$3.71	$9.68			$9.68
Add: selling commission (5.75% of offering price)	0.23	0.59			0.59

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$3.94	$10.27			$10.27

Class B
Net Assets	$990	$2,552	$(2	) (a)	$3,540
Outstanding Shares	267	264	(165	) (b)	366
Net asset value per share	$3.71	$9.67			$9.67

Class C
Net Assets	$5,241	$15,655	$(10	) (a)	$20,886
Outstanding Shares	1,412	1,618	(872	) (b)	2,158
Net asset value per share	$3.71	$9.68			$9.68

39

(in thousands, except per share amounts)	WRA Global Bond Fund	Ivy Global Bond Fund	Pro forma Adjustments		Combining Pro Forma

Class Y (WRA Global Bond Fund) into Class I (Ivy Global Bond Fund)
Net Assets	$269,747	$88,182	$(55	) (a)	$357,875
Outstanding Shares	72,610	9,113	(44,752	) (b)	36,971
Net asset value per share	$3.72	$9.68			$9.68

Class N
Net Assets		$2,990	$(2	) (a)	$2,988
Outstanding Shares		309	—	*(b)	309
Net asset value per share		$9.68			$9.68

Class R
Net Assets		$667	$—	*(a)	$667
Outstanding Shares		69	—	*(b)	69
Net asset value per share		$9.66			$9.66

Class Y (Ivy Global Bond Fund)
Net Assets		$2,855	$(2	) (a)	$2,853
Outstanding Shares		295	—	*(b)	295
Net asset value per share		$9.68			$9.68

+Cost
Investments in unaffiliated securities at cost	$553,400	$164,993	$—		$718,393

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs borne 34% by Ivy Investment Management Company and 66% by the Acquired Fund.
(b)	Share adjustment—redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

40

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2017

(in thousands)	WRA Global Bond Fund	Ivy Global Bond Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$2,035	$639	$—		$2,674
Foreign dividend withholding tax	(42)	(13)	—		(55)
Interest and amortization from unaffiliated securities	22,150	6,888	—		29,038

Total investment income	24,143	7,514	—		31,657

EXPENSES
Investment management fee	3,657	1,054	(56	) (a)	4,655
Distribution and service fees:
Class A	853	184	—		1,037
Class B	13	28	—		41
Class C	56	178	—		234
Class R	—	3	—		3
Class Y	—	7	—		7
Shareholder servicing:
Class A	936	221	(2	) (b)	1,155
Class B	11	10	—	*(b)	21
Class C	20	32	—	*(b)	52
Class I	—	118	—		118
Class N	—	—	—		—
Class R	—	2	—		2
Class Y	397	4	—		401
Registration fees	76	94	(30	) (b)	140
Custodian fees	24	16	—		40
Independent Trustees and Chief Compliance Officer fees	25	7	—		32
Accounting services fees	160	73	(17	) (c)	216
Professional fees	46	33	(25	) (d)	54
Other	83	36	(10	) (e)	109

Total expenses	6,357	2,100	(140)		8,317

Less:
Expenses in excess of limit	(284)	(452)	(693	) (f)	(1,429)

Total Net Expenses	6,073	1,648	(833)		6,888

Net investment income (loss)	18,070	5,866	833		24,769

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	(14,481)	(4,971)	—		(19,452)
Forward foreign currency contracts	991	328	—		1,319
Foreign currency exchange transactions	123	33	—		156
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	33,079	11,663	—		44,742
Forward foreign currency contracts	(134)	(45)	—		(179)
Foreign currency exchange transactions	(18)	(5)	—		(23)

Net gain on investments	19,560	7,003			26,563

Net increase in net assets resulting from operations	$37,630	$12,869	$833		$51,332

*	Not shown due to rounding.
(a)	Based on management fee of 0.62% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

41

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

MARCH 31, 2017

(Unaudited)

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma
SHARES			COMMON STOCKS	VALUE
			Brazil
			Utilities – 1.6%
648	212	860	Alupar Investimento S.A.	$4,217	$1,383	$5,600
541	181	722	Transmissora Alianca de Energia Eletrica S.A.	3,964	1,325	5,289

				8,181	2,708	10,889

			Total Brazil – 1.6%	$8,181	$2,708	$10,889

			Chile
			Utilities – 0.4%
3,909	1,051	4,960	Aguas Andinas S.A.	2,279	613	2,892

			Total Chile – 0.4%	$2,279	$613	$2,892

			Panama
			Financials – 0.9%
188	52	240	Banco Latinoamericano de Comercio Exterior S.A.	5,206	1,439	6,645

			Total Panama – 0.9%	$5,206	$1,439	$6,645

			United Kingdom
			Energy – 1.4%
261	87	348	Royal Dutch Shell plc, Class A	6,867	2,277	9,144
107	31	138	Seadrill Partners LLC	383	113	496

				7,250	2,390	9,640

			Total United Kingdom – 1.4%	$7,250	$2,390	$9,640

			United States
			Information Technology – 1.0%
151	46	197	Intel Corp	5,440	1,663	7,103

			Utilities – 0.6%
84	24	108	PPL Corp	3,146	914	4,060

			Total United States – 1.6%	$8,586	$2,577	$11,163

			TOTAL COMMON STOCKS – 5.9%	$31,502	$9,727	$41,229

			(Cost: $43,551)

PRINCIPAL			CORPORATE DEBT SECURITIES
			Argentina
			Energy – 2.1%
			Pan American Energy LLC:
$1,650	$500	$2,150	7.875%, 5-7-21	1,781	540	2,321
4,000	1,000	5,000	7.875%, 5-7-21(A)	4,317	1,079	5,396
			YPF Sociedad Anonima:
3,900	1,300	5,200	8.875%, 12-19-18(A)	4,243	1,414	5,657
750	250	1,000	8.500%, 3-23-21(A)	822	274	1,096

				11,163	3,307	14,470

			Total Argentina – 2.1%	$11,163	$3,307	$14,470

42

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund		Ivy Global Bond Fund		Acquiring Fund Proforma
PRINCIPAL			CORPORATE DEBT SECURITIES	VALUE
			Austria
			Consumer Staples – 0.4%
			ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
$1,525	$500	$2,025	6.250%, 2-5-23(A)	$1,525		$500		$2,025
			JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
1,050	—	1,050	7.750%, 10-28-20(A)	1,100		—		1,100

				2,625		500		3,125

			Total Austria – 0.4%	$2,625		$500		$3,125

			Brazil
			Energy – 0.0%
			Lancer Finance Co. (SPV) Ltd.
735	252	987	5.850%, 12-12-16(A)(B)	—	*	—	*	—	*

			Financials – 0.1%
			Banco Cruzeiro do Sul S.A.
7,500	1,500	9,000	8.500%, 2-20-15(A)(B)	376		75		451

			Materials – 2.1%
			Suzano Trading Ltd.
7,450	2,500	9,950	5.875%, 1-23-21(A)	7,936		2,663		10,599
			Vale Overseas Ltd.:
1,600	500	2,100	4.625%, 9-15-20	1,662		520		2,182
1,425	425	1,850	6.250%, 8-10-26	1,548		462		2,010

				11,146		3,645		14,791

			Total Brazil – 2.2%	$11,522		$3,720		$15,242

			British Virgin Islands
			Energy – 0.4%
			QGOG Atlantic/Alaskan Rigs Ltd.:
1,982	661	2,643	5.250%, 7-30-18(A)	1,933		644		2,577
279	72	351	5.250%, 7-30-18	272		71		343

				2,205		715		2,920

			Total British Virgin Islands – 0.4%	$2,205		$715		$2,920

			Canada
			Financials – 0.8%
			Bank of Montreal
3,400	1,100	4,500	1.800%, 7-31-18	3,407		1,102		4,509
			Royal Bank of Canada
750	—	750	2.500%, 1-19-21	755		—		755

				4,162		1,102		5,264

			Total Canada – 0.8%	$4,162		$1,102		$5,264

			Cayman Islands
			Telecommunication Services – 0.7%
			Sable International Finance Ltd.
3,600	1,200	4,800	6.875%, 8-1-22(A)	3,807		1,269		5,076

			Total Cayman Islands – 0.7%	$3,807		$1,269		$5,076

43

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma
PRINCIPAL			CORPORATE DEBT SECURITIES	VALUE
			Chile
			Industrials – 1.6%
			Guanay Finance Ltd.
$3,498	$1,166	$4,664	6.000%, 12-15-20(A)	$3,590	$1,197	$4,787
			LATAM Airlines Group S.A.
4,300	1,500	5,800	7.250%, 6-9-20(A)	4,540	1,584	6,124

				8,130	2,781	10,911

			Materials – 2.3%
			Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
10,450	2,925	13,375	4.750%, 1-19-18(A)	10,582	2,962	13,544
1,600	1,000	2,600	4.375%, 5-15-23(A)	1,638	1,023	2,661

				12,220	3,985	16,205

			Total Chile – 3.9%	$20,350	$6,766	$27,116

			China
			Information Technology – 0.5%
			Alibaba Group Holding Ltd.:
2,750	—	2,750	1.625%, 11-28-17	2,747	—	2,747
—	1,000	1,000	2.500%, 11-28-19	—	1,005	1,005

				2,747	1,005	3,752

			Total China – 0.5%	$2,747	$1,005	$3,752

			Columbia
			Financials – 0.3%
			Banco de Bogota S.A.
1,500	500	2,000	5.375%, 2-19-23(A)	1,558	519	2,077

			Utilities – 2.7%
			Emgesa S.A. E.S.P.
COP 20,786,000	COP 6,930,000	COP 27,716,000	8.750%, 1-25-21(C)	7,376	2,459	9,835
			Empresas Publicas de Medellin E.S.P.
18,938,000	6,300,000	25,238,000	8.375%, 2-1-21(C)	6,653	2,214	8,867

				14,029	4,673	18,702

			Total Columbia – 3.0%	$15,587	$5,192	$20,779

			France
			Consumer Staples – 0.1%
			Pernod Ricard S.A.
—	$750	$750	4.250%, 7-15-22(A)	—	792	792

			Financials – 0.8%
			Societe Generale S.A.
4,000	1,350	5,350	5.922%, 4-29-49(A)	4,000	1,350	5,350

			Total France – 0.9%	$4,000	$2,142	$6,142

			Hong Kong
			Telecommunication Services – 0.4%
			Hutchison Whampoa Ltd.
2,000	1,000	3,000	1.625%, 10-31-17(A)	1,998	999	2,997

			Total Hong Kong – 0.4%	$1,998	$999	$2,997

44

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma
PRINCIPAL			CORPORATE DEBT SECURITIES	VALUE
			India
			Industrials – 0.7%
			Adani Ports and Special Economic Zone Ltd.
$3,500	$1,300	$4,800	3.500%, 7-29-20(A)	$3,523	$1,308	$4,831

			Materials – 0.5%
			Vedanta Resources plc
2,700	800	3,500	6.375%, 7-30-22(A)	2,719	806	3,525

			Utilities – 0.1%
			Tata Electric Co.
200	250	450	8.500%, 8-19-17	203	254	457

			Total India – 1.3%	$6,445	$2,368	$8,813

			Indonesia
			Financials – 0.1%
			Bank Rakyat Indonesia
905	—	905	2.950%, 3-28-18	904	—	904

			Total Indonesia – 0.1%	$904	$—	$904

			Ireland
			Financials – 0.5%
			MTS International Funding Ltd.
2,400	750	3,150	5.000%, 5-30-23(A)	2,485	776	3,261

			Industrials – 0.2%
			Russian Railways via RZD Capital Ltd.
RUB 68,000	RUB 19,000	RUB 87,000	8.300%, 4-2-19(C)	1,193	333	1,526

			Telecommunication Services – 0.4%
			Mobile TeleSystems OJSC
$2,300	$700	$3,000	5.000%, 5-30-23	2,381	725	3,106

			Total Ireland – 1.1%	$6,059	$1,834	$7,893

			Jamaica
			Telecommunication Services – 0.2%
			Digicel Group Ltd.
1,000	300	1,300	6.000%, 4-15-21(A)	909	273	1,182

			Total Jamaica – 0.2%	$909	$273	$1,182

			Luxembourg
			Consumer Discretionary – 0.7%
			Altice S.A.
3,350	1,150	4,500	7.625%, 2-15-25(A)	3,541	1,215	4,756

			Financials – 3.0%
			OJSC Russian Agricultural Bank
6,200	2,950	9,150	5.100%, 7-25-18(A)	6,386	3,038	9,424
			VTB Capital S.A.
8,770	2,335	11,105	6.000%, 4-12-17(A)	8,776	2,337	11,113

				15,162	5,375	20,537

			Information Technology – 0.9%
			BC Luxco 1 S.A.
4,815	1,450	6,265	7.375%, 1-29-20(A)	4,947	1,490	6,437

			Total Luxembourg – 4.6%	$23,650	$8,080	$31,730

45

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma
PRINCIPAL			CORPORATE DEBT SECURITIES	VALUE
			Mexico
			Consumer Staples – 0.5%
			Grupo Bimbo S.A.B. de C.V.
$2,200	$750	$2,950	4.875%, 6-30-20(A)	$2,339	$797	$3,136

			Financials – 0.7%
			Banco Santander S.A.
2,000	850	2,850	4.125%, 11-9-22(A)	2,021	859	2,880
			Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
1,500	500	2,000	7.250%, 9-27-23(A)	1,515	505	2,020

				3,536	1,364	4,900

			Materials – 3.1%
			C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps)
5,000	1,600	6,600	5.424%, 12-29-49(A)(D)	4,200	1,344	5,544
			CEMEX S.A.B. de C.V.:
8,100	2,100	10,200	6.500%, 12-10-19(A)	8,545	2,216	10,761
3,750	1,200	4,950	7.250%, 1-15-21(A)	4,013	1,284	5,297

				16,758	4,844	21,602

			Total Mexico – 4.3%	$22,633	$7,005	$29,638

			Netherlands
			Consumer Discretionary – 1.3%
			Myriad International Holdings B.V.
2,750	—	2,750	6.375%, 7-28-17(A)	2,779	—	2,779
			VTR Finance B.V.
4,802	1,680	6,482	6.875%, 1-15-24(A)	4,994	1,747	6,741

				7,773	1,747	9,520

			Consumer Staples – 0.6%
			Marfrig Holdings (Europe) B.V.:
1,000	500	1,500	6.875%, 6-24-19(A)	1,027	514	1,541
1,800	550	2,350	8.000%, 6-8-23(A)	1,881	574	2,455

				2,908	1,088	3,996

			Energy – 1.1%
			Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
3,500	1,375	4,875	4.875%, 3-17-20	3,589	1,410	4,999
2,200	300	2,500	8.375%, 5-23-21	2,489	340	2,829

				6,078	1,750	7,828

			Materials – 0.7%
			Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
4,600	850	5,450	5.750%, 7-17-24(A)	4,060	750	4,810

			Telecommunication Services – 0.4%
			VimpleCom Holdings B.V.
RUB 120,000	RUB 25,000	RUB 145,000	9.000%, 2-13-18(A)(C)	2,125	443	2,568

46

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma
PRINCIPAL			CORPORATE DEBT SECURITIES	VALUE
			Utilities – 0.4%
			Majapahit Holding B.V.
$2,000	$500	$2,500	7.750%, 1-20-20(A)	$2,256	$564	$2,820

			Total Netherlands – 4.5%	$25,200	$6,342	$31,542

			Panama
			Financials – 2.4%
			Banco Latinoamericano de Comercio Exterior S.A.
13,800	2,700	16,500	3.750%, 4-4-17(A)	13,800	2,700	16,500

			Total Panama – 2.4%	$13,800	$2,700	$16,500

			Peru
			Financials – 0.1%
			BBVA Banco Continental S.A.
500	—	500	3.250%, 4-8-18	506	—	506

			Real Estate – 0.7%
			InRetail Shopping Malls
3,600	1,300	4,900	5.250%, 10-10-21(A)	3,681	1,329	5,010

			Total Peru – 0.8%	$4,187	$1,329	$5,516

			Qatar
			Energy – 0.2%
			Ras Laffan Liquefied Natural Gas Co. Ltd. II
1,131	283	1,414	5.298%, 9-30-20(A)	1,188	297	1,485

			Total Qatar – 0.2%	$1,188	$297	$1,485

			Russia
			Materials – 0.6%
			Uralkali Finance Ltd.
3,000	1,100	4,100	3.723%, 4-30-18(A)	3,022	1,108	4,130

			Total Russia – 0.6%	$3,022	$1,108	$4,130

			Singapore
			Consumer Staples – 2.5%
			Olam International Ltd.:
3,300	1,150	4,450	5.750%, 9-20-17	3,337	1,163	4,500
9,150	2,500	11,650	7.500%, 8-12-20	9,973	2,725	12,698

				13,310	3,888	17,198

			Telecommunication Services – 0.8%
			TBG Global Pte. Ltd.
4,400	1,500	5,900	4.625%, 4-3-18(A)	4,431	1,510	5,941

			Total Singapore – 3.3%	$17,741	$5,398	$23,139

			Spain
			Financials – 0.9%
			Banco Bilbao Vizcaya Argentaria S.A.
4,400	1,600	6,000	9.000%, 5-29-49	4,611	1,677	6,288

			Total Spain – 0.9%	$4,611	$1,677	$6,288

			United Arab Emirates
			Financials – 0.9%
			ICICI Bank Ltd.:
1,500	500	2,000	4.800%, 5-22-19(A)	1,567	523	2,090
2,875	1,400	4,275	3.500%, 3-18-20(A)	2,921	1,422	4,343

				4,488	1,945	6,433

			Total United Arab Emirates – 0.9%	$4,488	$1,945	$6,433

47

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma
PRINCIPAL			CORPORATE DEBT SECURITIES	VALUE
			United Kingdom
			Consumer Staples – 0.5%
			BAT International Finance plc
$1,000	$—	$1,000	1.850%, 6-15-18(A)	$1,000	$—	$1,000
			Imperial Tobacco Finance plc
1,750	550	2,300	3.750%, 7-21-22(A)	1,797	565	2,362

				2,797	565	3,362

			Financials – 5.3%
			Barclays plc
4,100	1,500	5,600	8.250%, 12-29-49	4,308	1,576	5,884
			HSBC Holdings plc
3,100	1,200	4,300	5.625%, 12-29-49	3,100	1,200	4,300
			Industrial and Commercial Bank of China Ltd.
2,000	550	2,550	2.250%, 12-21-18	1,998	549	2,547
			State Bank of India:
2,400	1,200	3,600	4.125%, 8-1-17(A)	2,416	1,208	3,624
11,825	3,750	15,575	3.250%, 4-18-18(A)	11,964	3,794	15,758
3,600	1,000	4,600	3.622%, 4-17-19(A)	3,678	1,022	4,700

				27,464	9,349	36,813

			Total United Kingdom – 5.8%	$30,261	$9,914	$40,175

			United States
			Consumer Discretionary – 0.6%
			Globo Comunicacoe e Participacoes S.A.
3,250	850	4,100	5.307%, 5-11-22(A)(E)	3,254	851	4,105

			Consumer Staples – 0.8%
			Anheuser-Busch InBev S.A./N.V.
2,000	—	2,000	2.650%, 2-1-21	2,015	—	2,015
			SABMiller Holdings, Inc.
2,800	854	3,654	2.200%, 8-1-18	2,818	860	3,678

				4,833	860	5,693

			Energy – 0.3%
			PBF Holding Co. LLC and PBF Finance Corp.
1,600	425	2,025	8.250%, 2-15-20	1,632	433	2,065

			Financials – 2.2%
			Citigroup, Inc.
3,675	1,250	4,925	8.400%, 4-29-49	3,903	1,328	5,231
			Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
1,500	450	1,950	3.480%, 6-1-19(A)	1,538	461	1,999
			General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
3,600	—	3,600	3.000%, 9-25-17	3,621	—	3,621
			Wells Fargo & Co.
3,475	750	4,225	7.980%, 3-29-49	3,618	781	4,399

				12,680	2,570	15,250

			Health Care – 0.5%
			Fresenius U.S. Finance II, Inc.:
300	—	300	4.250%, 2-1-21(A)	311	—	311
2,250	675	2,925	4.500%, 1-15-23(A)	2,328	698	3,026

				2,639	698	3,337

48

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma
PRINCIPAL			CORPORATE DEBT SECURITIES	VALUE
			Industrials – 1.2%
			BAE Systems Holdings, Inc.
$ 1,750	$475	$2,225	2.850%, 12-15-20(A)	$1,769	$480	$2,249
			TransDigm, Inc. (GTD by TransDigm Group, Inc.)
4,606	1,607	6,213	6.000%, 7-15-22	4,666	1,628	6,294

				6,435	2,108	8,543

			Information Technology – 1.8%
			Alliance Data Systems Corp.
5,550	3,300	8,850	5.250%, 12-1-17(A)	5,620	3,341	8,961
			Micron Technology, Inc.
2,850	850	3,700	5.875%, 2-15-22	2,978	888	3,866

				8,598	4,229	12,827

			Materials – 1.1%
			BakerCorp International, Inc.
2,100	725	2,825	8.250%, 6-1-19	1,963	678	2,641
			Hillman Group, Inc. (The)
3,777	1,218	4,995	6.375%, 7-15-22(A)	3,603	1,162	4,765

				5,566	1,840	7,406

			Real Estate – 1.1%
			Aircastle Ltd.
5,865	1,900	7,765	4.625%, 12-15-18	6,063	1,964	8,027

			Telecommunication Services – 3.1%
			American Tower Corp.
5,100	1,400	6,500	3.400%, 2-15-19	5,214	1,431	6,645
			T-Mobile USA, Inc.
8,120	2,977	11,097	6.000%, 3-1-23	8,671	3,179	11,850
			Verizon Communications, Inc.
2,307	697	3,004	2.625%, 2-21-20	2,335	706	3,041

				16,220	5,316	21,536

			Total United States – 12.7%	$67,920	$20,869	$88,789
			TOTAL CORPORATE DEBT SECURITIES – 59.0%	$313,184	$97,856	$411,040
			(Cost: $428,297)

			OTHER GOVERNMENT SECURITIES(F)
			Argentina – 1.4%
			Aeropuertos Argentina 2000 S.A.
850	225	1,075	6.875%, 2-1-27(A)	878	232	1,110
			Province of Buenos Aires
5,454	1,596	7,050	9.950%, 6-9-21	6,204	1,816	8,020
			Republic of Argentina
500	250	750	5.625%, 1-26-22(A)	512	256	768

				7,594	2,304	9,898

			Brazil – 0.8%
			Federative Republic of Brazil
3,900	1,000	4,900	4.875%, 1-22-21	4,110	1,054	5,164

			Luxembourg – 0.1%
			Rumo Luxembourg S.a.r.l.
750	200	950	7.375%, 2-9-24(A)	772	206	978

49

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund		Ivy Global Bond Fund	Acquiring Fund Proforma
PRINCIPAL			OTHER GOVERNMENT SECURITIES(F)	VALUE
			Russia – 0.6%
			Russian Federation
$ 3,000	$1,200	$4,200	3.500%, 1-16-19(A)	$3,079		$1,232	$4,311

			Saudi Arabia – 0.3%
			Saudi Arabia Government Bond
1,500	500	2,000	2.375%, 10-26-21(A)	1,474		491	1,965

			TOTAL OTHER GOVERNMENT SECURITIES – 3.2%	$17,029		$5,287	$22,316
			(Cost: $20,756)

			LOANS(D)
			United States
			Energy – 0.2%
			Empresas ICA S.A.
1,883	942	2,825	9.300%, 6-20-17(B)(G)	659		330	989

			Industrials – 1.4%
			TransDigm, Inc. (ICE LIBOR plus 300 bps):
1,295	472	1,767	3.982%, 2-28-20	1,292		471	1,763
5,834	2,128	7,962	4.147%, 2-28-20	5,822		2,123	7,945

				7,114		2,594	9,708

			Information Technology – 0.4%
			Magic Newco LLC (ICE LIBOR plus 400 bps)
2,155	735	2,890	5.000%, 12-12-18	2,161		737	2,898

			Materials – 0.4%
			BakerCorp International, Inc. (ICE LIBOR plus 300 bps)
1,974	877	2,851	4.250%, 2-7-20	1,905		847	2,752

			Total United States—2.4%	$11,839		$4,508	$16,347
			TOTAL LOANS – 2.4%	$11,839		$4,508	$16,347
			(Cost: $18,248)

			UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
			United States – 0.3%
			Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
19	—	19	5.000%, 5-15-18(H)	—	*	—	—	*
6	—	6	5.500%, 3-15-23(H)	—	*	—	—	*
59	59	118	4.000%, 2-15-24(H)	1		1	2
383	116	499	4.000%, 4-15-24(H)	32		10	42
160	—	160	5.500%, 10-15-25(H)	21		—	21
61	—	61	5.500%, 1-15-33(H)	12		—	12
275	—	275	5.500%, 5-15-33(H)	57		—	57
281	—	281	6.500%, 7-15-37(H)	65		—	65
—	281	281	5.500%, 1-15-38(H)	—		63	63
1,000	—	1,000	3.365%, 5-25-45(A)	1,020		—	1,020
			Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
513	—	513	4.500%, 10-1-35	551		—	551
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
	35	35	5.000%, 3-1-22			37	37

50

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund		Ivy Global Bond Fund	Acquiring Fund Proforma
PRINCIPAL			UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	VALUE
			Federal National Mortgage Association Agency REMIC/CMO:
$13	$—	$13	5.500%, 6-25-23(H)	$2		$—	$2
11	—	11	5.500%, 12-25-33(H)	—	*	—	—	*
240	—	240	5.500%, 8-25-35(H)	40		—	40
289	—	289	5.500%, 11-25-36(H)	59		—	59
			Government National Mortgage Association Agency REMIC/CMO
518	—	518	7.000%, 5-20-33(H)	132		—	132

				1,992		111	2,103

			TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%	$1,992		$111	$2,103
			(Cost: $5,120)
			UNITED STATES GOVERNMENT OBLIGATIONS
			United States – 25.5%
			U.S. Treasury Bonds
11,900	3,550	15,450	2.250%, 11-15-25	11,796		3,519	15,315
			U.S. Treasury Notes:
2,100	—	2,100	2.375%, 7-31-17	2,111		—	2,111
20,000	—	20,000	0.625%, 9-30-17	19,972		—	19,972
12,000	—	12,000	0.875%, 5-31-18	11,965		—	11,965
15,000	—	15,000	0.750%, 9-30-18	14,903		—	14,903
—	4,000	4,000	1.125%, 2-28-19	—		3,991	3,991
12,000	—	12,000	0.875%, 5-15-19	11,893		—	11,893
7,810	1,980	9,790	3.500%, 5-15-20	8,269		2,096	10,365
17,000	4,500	21,500	2.625%, 11-15-20	17,552		4,646	22,198
12,700	3,500	16,200	2.125%, 8-15-21	12,849		3,541	16,390
5,800	1,700	7,500	1.250%, 10-31-21	5,637		1,652	7,289
5,600	1,600	7,200	1.750%, 11-30-21	5,563		1,590	7,153
—	3,000	3,000	1.875%, 1-31-22	—		2,993	2,993
19,250	5,475	24,725	1.750%, 5-15-22	19,044		5,416	24,460
5,800	1,700	7,500	1.500%, 8-15-26	5,366		1,573	6,939

				146,920		31,017	177,937

			TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 25.5%	$146,920		$31,017	$177,937
			(Cost: $177,577)

			SHORT-TERM SECURITIES
			Commercial Paper(I) – 2.0%
			Bemis Co., Inc.
1,500	—	1,500	1.140%, 4-11-17	1,500		—	1,500
			Kroger Co. (The)
—	2,799	2,799	1.150%, 4-3-17	—		2,799	2,799
			River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia)
—	2,000	2,000	0.940%, 4-28-17	—		1,998	1,998
			Sysco Corp.
7,262	—	7,262	1.090%, 4-3-17	7,261		—	7,261

				8,761		4,797	13,558

51

WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Bond Fund	Ivy Global Bond Fund	Acquiring Fund Proforma
PRINCIPAL			SHORT-TERM SECURITIES	VALUE
			Master Note – 1.2%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
$4,809	$3,752	$8,561	1.190%, 4-5-17(J)	$4,809	$3,752	$8,561

			Municipal Obligations – 0.4%
			City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.) (BVAL plus 14 bps)
—	2,725	2,725	0.840%, 4-7-17(J)	—	2,725	2,725

			TOTAL SHORT-TERM SECURITIES – 3.6%	$13,570	$11,274	$24,844
			(Cost: $24,844)
			TOTAL INVESTMENT SECURITIES – 99.9%	$536,036	$159,780	$695,816
			(Cost: $718,393)
			CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%	(527)	1,209	682
			NET ASSETS – 100.0%	$535,509	$160,989	$696,498	(K)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

*	Not shown due to rounding.
(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of these securities amounted to $272,701 or 39.2% of net assets.
(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(C)	Principal amounts are denominated in the idicated foreign currency, where applicable (COP – Columbian Peso and RUB – Russian Ruble).
(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	Step bond that pays an initial coupon rate for the first period and then higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2017.
(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(G)	Securities whose value was determined using significant unobservable inputs.
(H)	Interest-only security. Amount shown as pincipal represents notional amount for computation of interest.
(I)	Rate shown is the yield to maturity at March 31, 2017.
(J)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(K)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

PRINCIPAL AMOUNT OF CONTRACT (DENOMINATED IN INDICATED CURRENCY)			FORWARD FOREIGN CURRENCY CONTRACTS	UNREALIZED (DEPRECIATION)
GBP 5,632	GBP 1,868	GBP 7,500	Sell British Pound, Counterparty – Barclays Capital, Inc., Settlement Date 4-21-17	$(86)	$(29)	$(115)

52

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$41,229	$—	$—
Corporate Debt Securities	—	411,040	—
Other Government Securities	—	22,316	—
Loans	—	15,358	989
United States Government Agency Obligations	—	2,103	—
United States Government Obligations	—	177,937	—
Short-Term Securities	—	24,844	—

Total	$41,229	$653,598	$989

Liabilities
Forward Foreign Currency Contracts	$—	$115	$—

During the period ended March 31, 2017, securities totaling $2,578 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

Pro Forma Market Sector Diversification
(as a % of net assets)
United States Government and Government Agency Obligations	25.8%
Financials	18.8%
Materials	10.8%
Telecommunication Services	6.1%
Energy	5.7%
Utilities	5.7%
Consumer Staples	5.4%
Industrials	5.1%
Information Technology	4.7%
Other Government Securities	3.2%
Consumer Discretionary	2.6%
Real Estate	1.9%
Health Care	0.5%
Other+	3.7%

+Includes cash and other assets (net of liabilities), and cash equivalents

53

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2017

(in thousands, except per share amounts)	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$790,146	$189,819	$—		$979,965

Investments at Value	790,146	189,819	—		979,965

Cash	1	1	—		2
Restricted cash	552	145	—		697
Dividends and interest receivable	10,180	2,248	—		12,428
Capital shares sold receivable	420	212	—		632
Receivable from affiliates	178	—	—		178
Prepaid and other assets	59	23	—		82

Total assets	801,536	192,448	—		993,984

LIABILITIES
Capital shares redeemed payable	1,826	447	—		2,273
Distributions payable	—	52	—		52
Independent Trustees and Chief Compliance Officer fees payable	170	13	—		183
Distribution and service fees payable	4	1	—		5
Shareholder servicing payable	90	28	—		118
Investment management fee payable	11	3	—		14
Accounting services fee payable	17	6	—		23
Variation margin payable	36	9	—		45
Other liabilities	19	7	100	(a)	126

Total liabilities	2,173	566	100		2,839

Total Net Assets	$799,363	$191,882	$(100)		$991,145

NET ASSETS
Capital paid in (shares authorized – unlimited)	742,488	187,051	—		929,539
Undistributed net investment income	2,637	175	(100)		2,712
Accumulated net realized gain (loss)	(9,336)	(2,477)	—		(11,813)
Net unrealized appreciation	63,574	7,133	—		70,707

Total Net Assets	$799,363	$191,882	$(100)		$991,145

Class A
Net Assets	$519,302	$68,172	$(36)	(a)	$587,438
Outstanding Shares	69,609	5,767	(25,677)	(b)	49,699
Net asset value per share	$7.46	$11.82			$11.82
Add: selling commission (4.25% of offering price)	0.33	0.52			0.52

Maximum offering price per Class A share (Class A NAV divided by 95.75%)	$7.79	$12.34			$12.34

Class B
Net Assets	$648	$2,104	$(1)	(a)	$2,751
Outstanding Shares	87	178	(32)	(b)	233
Net asset value per share	$7.45	$11.82			$11.82

Class C
Net Assets	$13,338	$24,597	$(13)	(a)	$37,922
Outstanding Shares	1,790	2,081	(663)	(b)	3,208
Net asset value per share	$7.45	$11.82			$11.82

54

(in thousands, except per share amounts)	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Pro forma Adjustments			Combining Pro Forma

Class Y – WRA Municipal Bond Fund into Class I – Ivy Municipal Bond Fund
Net Assets	$266,075	$96,370		$(50)	(a)	$362,395
Outstanding Shares	35,654	8,152		(13,148)	(b)	30,658
Net asset value per share	$7.46	$11.82				$11.82

Class Y – Ivy Municipal Bond Fund
Net Assets		$639	$	— *	(a)	$639
Outstanding Shares		54		— *	(b)	54
Net asset value per share		$11.82				$11.82

+Cost
Investments in unaffiliated securities at cost	$726,485	$182,663		$—		$909,148

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs borne 34% by Ivy Investment Management Company and 66% by the Acquired Fund.
(b)	Share adjustment – redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

55

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2017

(in thousands)	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$96	$—		$96
Foreign dividend withholding tax	—	—	—		—
Interest and amortization from unaffiliated securities	32,883	7,372	—		40,255

Total investment income	32,883	7,468	—		40,351

EXPENSES
Investment management fee	4,522	1,187	(123	) (a)	5,586
Distribution and service fees:
Class A	1,590	274	—		1,864
Class B	7	24	—		31
Class C	148	293	—		441
Class Y	—	2	—		2
Shareholder servicing:
Class A	442	105	(5	) (b)	542
Class B	2	3	—	*(b)	5
Class C	25	29	(1	) (b)	53
Class I	—	134	—		134
Class Y	356	1	—		357
Registration fees	89	88	(30	) (b)	147
Custodian fees	17	9	—		26
Independent Trustees and Chief Compliance Officer fees	38	9	—		47
Accounting services fees	218	90	(44	) (c)	264
Professional fees	72	19	(16	) (d)	75
Other	82	27	(7	) (e)	102

Total expenses	7,608	2,294	(226)		9,676

Less:
Expenses in excess of limit	(377)	—	(163	) (f)	(540)

Total Net Expenses	7,231	2,294	(389)		9,136

Net investment income (loss)	25,652	5,174	389		31,215

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	843	78	—		921
Futures contracts	1,749	493	—		2,242
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	(25,020)	(6,627)	—		(31,647)
Futures contracts	(87)	(23)	—		(110)

Net gain on investments	(22,515)	(6,079)	—		(28,594)

Net increase in net assets resulting from operations	$3,137	$(905)	$389		$2,621

*	Not shown due to rounding.
(a)	Based on management fee of 0.51% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

56

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

MARCH 31, 2017

(Unaudited)

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Alabama – 1.5%
			The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
$2,000	$—	$2,000	6.250%, 11-1-33	$2,212	$—	$2,212
			The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
2,500	500	3,000	6.750%, 7-1-33	2,680	536	3,216
			The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
—	750	750	6.000%, 6-1-39	—	828	828
			Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
—	750	750	5.125%, 1-1-34	—	802	802
			Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A,
6,555	—	6,555	5.000%, 1-1-35	7,364	—	7,364

				12,256	2,166	14,422

			Alaska – 0.2%
			AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A,
1,735	—	1,735	5.000%, 10-1-21	1,913	—	1,913

			Arizona – 1.5%
			AZ Cert of Part, Ser 2010A (Insured by AGM),
2,000	1,000	3,000	5.250%, 10-1-26	2,183	1,092	3,275
			Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A,
8,500	—	8,500	4.000%, 1-1-38	8,588	—	8,588
			Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
2,000	500	2,500	6.625%, 7-15-25	2,145	536	2,681
			Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
—	500	500	6.500%, 7-1-39	—	559	559

				12,916	2,187	15,103

57

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Arkansas – 0.1%
			Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A,
$—	$745	$745	5.000%, 11-1-37	$—	$859	$859

			California – 15.7%
			ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B,
1,000	—	1,000	6.250%, 8-1-39	1,105	—	1,105
			Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
3,000	—	3,000	6.000%, 5-1-39	3,297	—	3,297
			Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps),
8,500	1,500	10,000	2.010%, 4-1-45(A)	8,525	1,504	10,029
			CA (School Facilities) GO Bonds,
3,000	—	3,000	5.000%, 11-1-30	3,451	—	3,451
			CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. – Total Road Impvt Prog), Ser 2012B,
1,900	345	2,245	5.250%, 6-1-42	2,065	375	2,440
			CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
3,000	—	3,000	5.750%, 9-1-39	3,333	—	3,333
			CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
2,000	—	2,000	6.500%, 11-1-38	2,251	—	2,251
			CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
4,000	460	4,460	5.500%, 2-1-39	4,323	497	4,820
			CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A,
—	1,000	1,000	5.000%, 6-1-36	—	1,057	1,057
			CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
1,000	—	1,000	8.500%, 10-1-29	1,180	—	1,180
			CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
2,085	415	2,500	5.250%, 6-1-23	2,131	424	2,555

58

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,:
$—	$350	$350	5.000%, 10-1-22	$—	$375	$375
1,000	—	1,000	5.000%, 10-1-33	1,038	—	1,038
			CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
—	500	500	5.000%, 10-1-37	—	510	510
			CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
1,745	—	1,745	6.000%, 7-1-40	1,892	—	1,892
970	—	970	6.350%, 7-1-46	1,058	—	1,058
			CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
—	1,365	1,365	5.000%, 5-15-21	—	1,517	1,517
			CA Various Purp GO Bonds:
3,500	1,500	5,000	5.250%, 9-1-26	4,033	1,728	5,761
5	—	5	5.500%, 4-1-28	5	—	5
2,500	500	3,000	5.250%, 10-1-29	2,749	550	3,299
5,000	—	5,000	5.750%, 4-1-31	5,468	—	5,468
1,000	—	1,000	6.000%, 3-1-33	1,129	—	1,129
—	1,000	1,000	6.500%, 4-1-33	—	1,107	1,107
5,000	—	5,000	5.000%, 4-1-37	5,580	—	5,580
4,500	500	5,000	6.000%, 11-1-39	5,046	561	5,607
			CA Various Purp GO Rfdg Bonds,
8,000	2,000	10,000	5.000%, 2-1-33	8,982	2,245	11,227
			Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
750	—	750	7.000%, 10-1-36	858	—	858
			City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D,
6,190	—	6,190	5.000%, 6-1-34	7,119	—	7,119
			Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A,
2,000	—	2,000	6.250%, 9-1-24	2,317	—	2,317
			Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp.,
2,000	—	2,000	5.750%, 2-1-30	2,194	—	2,194
			Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
—	500	500	5.125%, 7-1-25	—	525	525

59

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A:
$1,500	$—	$1,500	5.000%, 6-1-29	$1,705	$—	$1,705
—	1,000	1,000	5.000%, 6-1-30	—	1,130	1,130
			Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
3,165	—	3,165	5.000%, 6-1-33	3,569	—	3,569
2,840	—	2,840	5.000%, 6-1-34	3,194	—	3,194
			La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
—	750	750	5.000%, 9-1-34	—	841	841
			Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
—	500	500	5.000%, 1-1-34	—	542	542
			Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A,
1,000	—	1,000	5.000%, 6-1-35	1,145	—	1,145
			Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
3,600	670	4,270	5.000%, 10-1-36	4,031	750	4,781
			Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
—	250	250	5.000%, 8-1-21	—	284	284
			Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
3,500	—	3,500	5.000%, 11-1-39	3,702	—	3,702
			Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
3,315	—	3,315	0.000%, 8-1-31(B)	1,902	—	1,902
5,000	—	5,000	0.000%, 8-1-32(B)	2,739	—	2,739
5,000	—	5,000	0.000%, 8-1-33(B)	2,524	—	2,524
			Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
2,750	250	3,000	6.750%, 11-1-39	3,143	286	3,429
			Palomar Hlth, GO Rfdg Bonds, Ser 2016B,
—	1,000	1,000	4.000%, 8-1-37	—	1,020	1,020
			Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
3,000	—	3,000	5.250%, 5-15-34	3,265	—	3,265
			Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E:
—	570	570	5.250%, 10-1-20	—	640	640
—	445	445	6.000%, 10-1-25	—	508	508
1,500	—	1,500	6.500%, 10-1-40	1,727	—	1,727

60

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
$1,000	$—	$1,000	5.750%, 9-1-40	$1,149	$—	$1,149
			Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
500	—	500	5.500%, 10-1-28	534	—	534
			San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
1,000	—	1,000	5.500%, 8-1-35	1,098	—	1,098
			San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
3,185	500	3,685	5.250%, 3-1-21	3,622	569	4,191
			Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B,
—	1,455	1,455	0.000%, 8-1-37(B)	—	613	613
			Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
1,000	500	1,500	6.000%, 7-1-27	1,063	532	1,595
			State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
500	—	500	6.375%, 11-1-34	566	—	566
			State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
1,000	—	1,000	5.750%, 10-1-30	1,103	—	1,103
			State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
—	500	500	5.250%, 10-1-24	—	574	574
—	500	500	5.000%, 12-1-24	—	570	570
			Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A,
—	2,000	2,000	5.000%, 9-1-37	—	2,207	2,207
			The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
3,500	—	3,500	5.000%, 5-15-34	4,007	—	4,007
			Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
—	500	500	5.000%, 11-1-38	—	570	570
			Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
1,000	—	1,000	5.875%, 1-1-29	1,084	—	1,084

61

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
$—	$150	$150	0.000%, 8-1-31(B)	$—	$89	$89
			Vernon Elec Sys Rev Bonds, Ser 2012A,
2,185	315	2,500	5.500%, 8-1-41	2,414	348	2,762

				130,415	25,048	155,463

			Colorado – 2.5%
			Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
—	500	500	5.000%, 12-1-25	—	533	533
			City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
2,065	500	2,565	5.000%, 12-1-23	2,293	555	2,848
			CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
1,145	—	1,145	6.750%, 12-1-23	1,239	—	1,239
1,000	—	1,000	7.400%, 12-1-38	1,104	—	1,104
			CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
2,975	—	2,975	6.125%, 5-1-40	3,412	—	3,412
			CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008,
1,000	—	1,000	5.500%, 11-1-27	1,070	—	1,070
			Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
3,250	—	3,250	5.625%, 12-1-40	3,480	—	3,480
			Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
2,500	500	3,000	6.000%, 12-1-28	2,707	541	3,248
			Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
—	500	500	6.125%, 12-1-30	—	518	518
			Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
—	300	300	5.000%, 12-1-36	—	321	321
			Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
1,000	435	1,435	5.000%, 6-1-35	1,128	490	1,618
			Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
4,250	750	5,000	6.500%, 1-15-30	4,783	844	5,627

				21,216	3,802	25,018

62

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Connecticut – 0.4%
			Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D:
$—	$370	$370	5.000%, 6-15-22	$—	$387	$387
2,500	—	2,500	5.750%, 6-15-34	2,628	—	2,628
			CT GO Bonds, Ser 2012D (SIFMA Municipal Swap Index plus 92 bps),
—	1,000	1,000	1.830%, 9-15-19(A)	—	1,000	1,000

				2,628	1,387	4,015

			District Of Columbia – 1.4%
			DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC),
—	1,000	1,000	5.000%, 6-1-19	—	1,048	1,048
			DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
2,250	750	3,000	6.375%, 10-1-39	2,535	845	3,380
			Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
6,500	500	7,000	0.000%, 10-1-41(B)	8,288	638	8,926

				10,823	2,531	13,354

			Florida – 6.4%
			Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
2,500	—	2,500	6.750%, 11-1-39	2,673	—	2,673
			Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
—	500	500	7.000%, 4-1-39	—	558	558
			Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
—	500	500	6.750%, 11-1-39	—	535	535
			Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
1,000	—	1,000	5.000%, 6-1-20	1,108	—	1,108
			Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1,
3,600	400	4,000	5.250%, 6-1-17	3,627	403	4,030
			Fort Myers, FL, Cap Impvt and Rfdg Rev Bonds, Ser 2016 (Insured by BAMAC),
—	700	700	4.000%, 12-1-34	—	722	722
			Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
1,700	300	2,000	5.000%, 10-1-35	1,909	337	2,246

63

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
$3,600	$555	$4,155	5.625%, 8-15-29	$3,827	$590	$4,417
			Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
—	600	600	8.000%, 8-15-32	—	701	701
			Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
2,500	500	3,000	5.500%, 10-1-36	2,741	548	3,289
			Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
2,885	—	2,885	5.500%, 10-1-41	3,200	—	3,200
			Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
1,500	500	2,000	5.000%, 10-1-23	1,677	559	2,236
			Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
2,500	500	3,000	6.250%, 7-1-26	2,664	533	3,197
			Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5,000	500	5,500	5.250%, 10-1-22	5,894	589	6,483
			Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC):
—	500	500	5.000%, 10-1-17	—	510	510
2,500	—	2,500	6.000%, 10-1-23	2,686	—	2,686
			Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
3,000	500	3,500	7.250%, 10-1-34	3,732	622	4,354
			Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016,
4,125	—	4,125	5.000%, 8-1-36	4,427	—	4,427
			Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A,
—	2,005	2,005	5.000%, 10-1-37	—	2,240	2,240
			Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C,
—	1,000	1,000	5.000%, 5-15-30	—	1,129	1,129
			Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A:
—	500	500	5.750%, 7-1-20	—	524	524
2,500	—	2,500	6.500%, 7-1-35	2,656	—	2,656

64

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
$1,000	$—	$1,000	6.250%, 4-1-39	$1,076	$—	$1,076
			St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
3,500	500	4,000	5.875%, 8-1-40	4,010	573	4,583
			St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016,
—	1,000	1,000	4.000%, 9-1-34	—	1,036	1,036
			Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
2,250	500	2,750	5.250%, 10-15-22	2,535	563	3,098

				50,442	13,272	63,714

			Georgia – 1.2%
			Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C,
2,000	—	2,000	5.750%, 1-1-23	2,307	—	2,307
			Atlanta Dev Auth, Edu Fac Rev Bonds (Panther Place LLC Proj), Ser 2009A,
3,495	—	3,495	5.000%, 7-1-37	3,737	—	3,737
			Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
3,000	—	3,000	5.375%, 11-1-39	3,305	—	3,305
			Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D:
—	500	500	5.750%, 1-1-20	—	530	530
2,100	—	2,100	6.000%, 1-1-23	2,232	—	2,232

				11,581	530	12,111

			Hawaii – 0.3%
			HI Arpt Sys Rev Bond, Rfdg Ser 2011,
—	1,000	1,000	5.000%, 7-1-21	—	1,134	1,134
			HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
—	1,500	1,500	5.000%, 7-1-35	—	1,684	1,684

				—	2,818	2,818

			Idaho – 0.4%
			Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
750	—	750	5.750%, 9-1-19	824	—	824
1,000	—	1,000	5.750%, 9-1-20	1,130	—	1,130
			ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
2,000	—	2,000	6.750%, 11-1-37	2,144	—	2,144

				4,098	—	4,098

65

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Illinois – 5.2%
			Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
$—	$150	$150	5.000%, 5-1-26	$—	$148	$148
1,750	—	1,750	5.700%, 5-1-36	1,714	—	1,714
			Build IL Sales Tax Rev Bonds, Ser 2011,
—	500	500	5.000%, 6-15-27	—	550	550
			Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
—	1,000	1,000	5.000%, 1-1-34	—	1,113	1,113
			Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C,
—	1,500	1,500	5.000%, 1-1-34	—	1,679	1,679
			Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC),
2,500	—	2,500	5.250%, 1-1-37	2,888	—	2,888
			City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
—	1,500	1,500	5.000%, 11-1-39	—	1,590	1,590
			City of Chicago, Second Lien Water Rev Bonds, Ser 2000,
—	500	500	5.000%, 11-1-30	—	549	549
			Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008,
1,000	—	1,000	5.750%, 6-1-28	1,050	—	1,050
			IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016,
—	2,410	2,410	5.000%, 10-1-41	—	2,657	2,657
			IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
2,500	500	3,000	6.500%, 4-1-39	2,647	529	3,176
			IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
2,500	—	2,500	7.250%, 11-1-30	2,744	—	2,744
			IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B:
—	500	500	5.500%, 7-1-19	—	528	528
2,500	—	2,500	5.750%, 7-1-33	2,649	—	2,649
			IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A,
2,000	—	2,000	4.000%, 10-1-34	2,051	—	2,051
			IL GO Bonds, Ser 2012A,
7,150	1,000	8,150	4.000%, 1-1-23	7,189	1,006	8,195

66

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			IL Metro Pier and Exposition Auth, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
$2,000	$—	$2,000	0.000%, 6-15-43(B)	$562	$—	$562
			IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
3,000	695	3,695	5.000%, 2-1-32	3,369	781	4,150
			IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
1,700	300	2,000	5.000%, 6-15-26	1,935	342	2,277
			IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
4,100	—	4,100	5.000%, 1-1-35	4,532	—	4,532
			IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser B,
2,000	—	2,000	5.000%, 1-1-37	2,231	—	2,231
			Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
3,080	—	3,080	6.000%, 7-1-24	3,817	—	3,817
			State of IL GO Bonds,
—	500	500	5.500%, 7-1-26	—	533	533

				39,378	12,005	51,383

			Indiana – 0.2%
			IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac - Phase II), Ser 2008C,
—	500	500	5.000%, 7-1-17	—	505	505
			IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C,
—	1,000	1,000	5.000%, 1-1-39	—	1,114	1,114
			Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM),
—	500	500	5.250%, 1-15-32	—	517	517

				—	2,136	2,136

			Iowa – 1.1%
			Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008:
1,000	—	1,000	5.750%, 6-1-31	1,056	—	1,056
—	1,000	1,000	6.000%, 6-1-34	—	1,058	1,058
			Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016,
—	1,510	1,510	4.000%, 6-15-35	—	1,549	1,549
			IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
2,500	—	2,500	6.000%, 8-1-27	2,667	—	2,667

67

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
$2,145	$—	$2,145	6.000%, 9-1-39	$2,479	$—	$2,479
			IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
1,000	750	1,750	5.000%, 9-1-33	1,188	891	2,079

				7,390	3,498	10,888

			Kansas – 1.8%
			Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
2,000	500	2,500	7.000%, 9-1-38	2,129	532	2,661
			Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
2,750	—	2,750	5.900%, 4-1-32	2,834	—	2,834
			Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate),
2,550	2,000	4,550	1.580%, 4-15-32(A)	2,372	1,860	4,232
			Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012,
—	1,050	1,050	5.000%, 9-1-24	—	1,160	1,160
			Unif Govt of Wyandotte Cnty, Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
590	—	590	5.000%, 12-1-27	590	—	590
			Wamego, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate),
6,500	—	6,500	1.280%, 4-15-32(A)	5,980	—	5,980

				13,905	3,552	17,457

			Kentucky – 1.1%
			Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
—	500	500	5.750%, 11-1-19	—	536	536
			Jefferson Cnty, KY, Envirnmt Fac Rev Bonds (Louisville Gas and Elec Co. Proj), Ser 2001A (Auction rate),
—	1,500	1,500	1.660%, 9-1-27(A)	—	1,365	1,365
			KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
—	500	500	5.500%, 6-1-21	—	554	554
4,500	—	4,500	6.375%, 6-1-40	4,947		4,947
2,000	675	2,675	6.500%, 3-1-45	2,207	745	2,952

68

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
$—	$500	$500	5.250%, 7-1-28	$—	$525	$525

				7,154	3,725	10,879

			Louisiana – 2.4%
			Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
1,000	—	1,000	5.250%, 1-1-28	1,126	—	1,126
			LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
—	500	500	5.000%, 6-1-24	—	583	583
			LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
5,250	750	6,000	6.000%, 10-1-44	5,873	839	6,712
			LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
1,000	—	1,000	7.000%, 1-1-33	1,100	—	1,100
			Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
2,040	—	2,040	5.250%, 10-1-20	2,269	—	2,269
			New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
1,000	—	1,000	6.500%, 1-1-40	1,076	—	1,076
			New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
1,500	500	2,000	6.000%, 1-1-23	1,618	539	2,157
			New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
1,500	—	1,500	5.000%, 12-1-25	1,707	—	1,707
2,000	1,500	3,500	5.000%, 12-1-26	2,270	1,703	3,973
1,500	—	1,500	5.000%, 12-1-27	1,699	—	1,699
			Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
—	1,000	1,000	5.000%, 12-1-22	—	1,114	1,114

				18,738	4,778	23,516

			Maine – 0.4%
			ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
885	—	885	5.875%, 12-1-39	939	—	939

69

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
$—	$2,255	$2,255	5.000%, 7-1-34	$—	$2,565	$2,565

				939	2,565	3,504

			Maryland – 1.0%
			MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
1,750	—	1,750	5.750%, 6-1-35	1,882	—	1,882
			MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
—	500	500	6.200%, 9-1-22	—	548	548
			MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D (3-Month U.S. LIBOR*0.67 plus 83 bps),
5,360	995	6,355	1.243%, 5-15-38(A)	5,377	998	6,375
			MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
1,500	—	1,500	6.000%, 7-1-40	1,540	—	1,540

				8,799	1,546	10,345

			Massachusetts – 0.6%
			MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
2,110	485	2,595	6.375%, 7-1-30	2,260	520	2,780
			MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
—	510	510	6.000%, 1-1-28	—	538	538
			MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
1,000	—	1,000	5.625%, 10-15-40	1,111	—	1,111
			MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
1,615	—	1,615	5.750%, 7-1-39	1,738	—	1,738

				5,109	1,058	6,167

			Michigan – 2.7%
			Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
—	500	500	5.000%, 5-15-26	—	518	518
			Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A,
—	500	500	5.000%, 5-1-35	—	557	557
			MI Fin Auth, Rev Bonds (Detroit Sch Dist), Ser 2011,
—	1,000	1,000	5.500%, 6-1-21	—	1,038	1,038

70

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
$2,500	$500	$3,000	5.000%, 12-1-35	$2,777	$555	$3,332
			MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
2,500	500	3,000	5.000%, 4-15-34	2,798	560	3,358
			MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I,
—	1,000	1,000	4.000%, 10-15-36	—	1,027	1,027
			MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
4,250	750	5,000	5.750%, 11-15-39	4,743	837	5,580
			MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4,
—	2,000	2,000	5.000%, 11-15-32	—	2,251	2,251
			Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
3,950	—	3,950	8.000%, 9-1-29	4,335	—	4,335
			Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
2,000	—	2,000	6.000%, 8-1-39	2,220	—	2,220
			State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
—	305	305	5.000%, 10-15-18	—	323	323
			State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
2,000	—	2,000	6.000%, 10-15-38	2,150	—	2,150

				19,023	7,666	26,689

			Minnesota – 0.4%
			Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
1,000	—	1,000	6.750%, 11-15-32	1,091	—	1,091
			Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
2,000	500	2,500	5.000%, 1-1-20	2,174	543	2,717

				3,265	543	3,808

			Mississippi – 0.1%
			The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
—	750	750	5.375%, 9-1-36	—	825	825

71

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Missouri – 2.5%
			Belton, MO, Cert of Part, Ser 2008,
$1,000	$—	$1,000	5.125%, 3-1-25	$1,030	$—	$1,030
			Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
—	175	175	6.125%, 12-1-36	—	138	138
			Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
2,250	750	3,000	5.625%, 5-15-39	2,457	818	3,275
			Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A,
1,000	—	1,000	5.750%, 6-1-39	1,099	—	1,099
			Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
—	750	750	5.500%, 2-15-31	—	816	816
			Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E,
—	2,000	2,000	5.000%, 4-1-40	—	2,205	2,205
			MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5,650	—	5,650	5.000%, 12-1-36	6,303	—	6,303
—	1,000	1,000	5.000%, 12-1-37	—	1,110	1,110
			MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
1,550	—	1,550	5.000%, 12-1-29	1,793	—	1,793
1,200	—	1,200	5.000%, 12-1-30	1,381	—	1,381
1,000	—	1,000	5.000%, 12-1-31	1,145	—	1,145
			MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A,
—	1,000	1,000	5.000%, 12-1-40	—	1,108	1,108
			Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008,
—	340	340	5.000%, 3-1-28	—	351	351
			St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
—	1,120	1,120	5.000%, 9-1-32	—	1,195	1,195

72

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
$—	$2,350	$2,350	0.000%, 7-15-36(B)	$—	$1,027	$1,027
			The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
—	200	200	6.850%, 4-1-29	—	210	210
			The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007,
—	100	100	4.375%, 4-1-18	—	100	100
			The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A,
—	500	500	5.500%, 9-1-28	—	503	503

				15,208	9,581	24,789

			Nebraska – 0.3%
			Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Group), Ser 2010,
1,000	—	1,000	5.625%, 1-1-40	1,062	—	1,062
			Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
—	1,000	1,000	5.000%, 2-1-33	—	1,127	1,127
			Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A,
—	1,000	1,000	5.000%, 2-1-41	—	1,121	1,121

				1,062	2,248	3,310

			Nevada – 0.7%
			Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
3,000	500	3,500	8.000%, 6-15-30	3,443	574	4,017
			Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
—	270	270	6.250%, 12-1-17	—	280	280
—	290	290	6.500%, 12-1-18	—	316	316
1,715	—	1,715	8.000%, 12-1-25	1,911	—	1,911

				5,354	1,170	6,524

			New Hampshire – 0.6%
			Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
1,635	—	1,635	6.125%, 10-1-39	1,833	—	1,833

73

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
$1,000	$150	$1,150	6.875%, 7-1-41	$1,125	$169	$1,294
			NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
1,985	500	2,485	7.000%, 4-1-38	2,264	570	2,834

				5,222	739	5,961

			New Jersey – 3.5%
			Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
2,500	—	2,500	5.375%, 10-1-21	2,854	—	2,854
			NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
2,900	850	3,750	5.750%, 6-1-31	3,139	920	4,059
			NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
2,545	500	3,045	5.250%, 9-1-24	2,685	528	3,213
			NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
1,000	—	1,000	7.500%, 12-1-32	1,136	—	1,136
			NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
1,385	500	1,885	5.000%, 12-1-19	1,483	535	2,018
1,145	—	1,145	5.500%, 12-1-21	1,279	—	1,279
			NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
—	500	500	5.625%, 7-1-37	—	582	582
			NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
1,500	500	2,000	5.500%, 7-1-38	1,616	539	2,155
			NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D (BMA Index*2.65),
6,625	—	6,625	1.593%, 1-1-30(A)	6,095	—	6,095
			NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
8,000	2,000	10,000	0.000%, 12-15-40(B)	2,198	550	2,748
			NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
3,500	—	3,500	5.250%, 12-15-22	3,811	—	3,811
			NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
1,000	500	1,500	5.500%, 12-15-22	1,158	579	1,737

74

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
$2,500	$435	$2,935	5.750%, 12-1-21	$2,863	$498	$3,361

				30,317	4,731	35,048

			New Mexico – 0.1%
			NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
830	50	880	5.250%, 7-1-30	845	51	896

			New York – 10.4%
			Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015,
—	750	750	5.250%, 7-1-35	—	821	821
			Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
4,250	750	5,000	5.000%, 2-15-38	4,810	849	5,659
			Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM),
—	1,500	1,500	5.000%, 9-1-39	—	1,661	1,661
			Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
2,625	—	2,625	5.000%, 11-15-36	2,959	—	2,959
			Metro Trans Auth, Trans Rev Bonds, Ser 2015A-2 (SIFMA Municipal Swap Index plus 58 bps),
6,000	—	6,000	1.490%, 11-15-39(A)	5,994	—	5,994
			Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1,
1,605	500	2,105	5.000%, 11-15-41	1,802	561	2,363
			Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1,
2,500	—	2,500	5.000%, 11-15-35	2,835	—	2,835
			NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
6,000	—	6,000	5.000%, 11-15-34	6,842	—	6,842
			NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate),
8,100	1,300	9,400	1.820%, 7-1-29(A)	7,543	1,211	8,754
			NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowk Power Corp. Proj), Ser 1985A (Insured by AMBAC) (Auction rate),
4,350	1,380	5,730	2.457%, 12-1-23(A)	4,192	1,330	5,522

75

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp. Proj), Ser 2004A (Insured by Capital Assurance, Inc.) (Auction rate),
$3,830	$1,280	$5,110	2.457%, 7-1-29(A)	$3,730	$1,246	$4,976
			NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC) (Auction rate),
8,000	2,000	10,000	1.243%, 5-1-34(A)	7,360	1,840	9,200
			NYC GO Bonds, Ser 2014D-1,
2,000	—	2,000	5.000%, 8-1-30	2,301	—	2,301
			NYC GO Bonds, Fiscal 2014 Ser G,
—	1,000	1,000	5.000%, 8-1-30	—	1,151	1,151
			NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
2,000	415	2,415	4.950%, 11-1-39	2,052	426	2,478
			NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
2,675	500	3,175	0.000%, 3-1-25(B)	2,099	392	2,491
2,685	500	3,185	0.000%, 3-1-26(B)	2,024	377	2,401
2,500	500	3,000	0.000%, 3-1-27(B)	1,807	362	2,169
			NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
8,500	1,500	10,000	5.000%, 6-15-37	9,688	1,710	11,398
			NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1,
—	1,000	1,000	5.000%, 7-15-37	—	1,137	1,137
			NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
2,600	400	3,000	5.000%, 5-1-29	2,999	461	3,460
			Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
4,490	500	4,990	5.750%, 11-1-30	4,716	525	5,241
			Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
8,500	1,500	10,000	5.000%, 12-15-31	9,872	1,742	11,614

				85,625	17,802	103,427

76

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			North Carolina – 0.4%
			NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C:
$—	$70	$70	6.000%, 1-1-19	$—	$74	$74
1,000	—	1,000	6.750%, 1-1-24	1,099	—	1,099
			NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
3,000	500	3,500	0.000%, 1-1-37(B)	1,366	228	1,594
1,000	—	1,000	5.750%, 1-1-39	1,081	—	1,081
			Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
—	500	500	6.000%, 6-1-34	—	552	552

				3,546	854	4,400

			Ohio – 1.4%
			American Muni Power, Inc., Greenup Hydroelectric Proj Rev Bonds, Ser 2016A,
—	1,000	1,000	4.000%, 2-15-35	—	1,022	1,022
			Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
1,000	—	1,000	7.500%, 12-1-33	1,124	—	1,124
			OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E,
2,000	—	2,000	5.625%, 10-1-19	2,086	—	2,086
			OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
4,500	500	5,000	5.750%, 12-1-30	5,141	571	5,712
			OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
1,000	—	1,000	5.750%, 11-15-40	1,109	—	1,109
			OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
2,000	—	2,000	5.250%, 1-1-33	2,055	—	2,055
			OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
325	—	325	6.200%, 9-1-33	336	—	336
			OH Major New State Infra Proj Rev Bonds, Ser 2008-I,
—	395	395	6.000%, 6-15-17	—	399	399
			Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C,
—	360	360	6.000%, 11-15-27	—	365	365

				11,851	2,357	14,208

77

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Oklahoma – 0.2%
			Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC),
$—	$905	$905	5.000%, 6-1-18	$—	$948	$948
			OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
1,000	—	1,000	5.875%, 1-1-28	1,038	—	1,038

				1,038	948	1,986

			Oregon – 0.8%
			Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
—	250	250	5.500%, 7-15-35	—	275	275
			Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5,000	—	5,000	5.000%, 7-1-33	5,714	—	5,714
—	1,000	1,000	5.000%, 7-1-34	—	1,138	1,138
			Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
1,000	—	1,000	5.000%, 7-1-22	1,108	—	1,108

				6,822	1,413	8,235

			Pennsylvania – 5.8%
			Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
1,000	—	1,000	7.250%, 7-1-39	1,131	—	1,131
			Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
2,000	—	2,000	6.000%, 6-1-29	2,199	—	2,199
2,750	600	3,350	6.000%, 6-1-36	3,032	662	3,694
			Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
3,500	500	4,000	5.750%, 7-1-39	3,807	544	4,351
			PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
—	750	750	6.000%, 8-1-35	—	864	864
			PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
2,500	500	3,000	6.000%, 10-1-26	2,755	551	3,306
			PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
4,000	—	4,000	0.000%, 6-1-33(B)	4,959	—	4,959
			PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
2,250	750	3,000	5.500%, 12-1-41	2,505	835	3,340

78

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2
$8,500	$1,500	$10,000	5.750%, 12-1-28	$9,776	$1,724	$11,500
			PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016,
—	1,000	1,000	5.000%, 6-1-38	—	1,085	1,085
			Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
2,600	400	3,000	7.250%, 12-15-31	2,843	437	3,280
			Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5,000	—	5,000	5.250%, 6-15-22	5,509	—	5,509
			Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
10,750	445	11,195	5.250%, 12-15-24	11,522	477	11,999

				50,038	7,179	57,217

			Puerto Rico – 0.1%
			PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
1,000	—	1,000	5.000%, 7-1-28	1,025	—	1,025

			Rhode Island – 0.4%
			RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
1,590	—	1,590	6.250%, 5-15-30	1,756	—	1,756
			RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
1,770	305	2,075	5.250%, 12-1-18	1,824	314	2,138

				3,580	314	3,894

			South Carolina – 0.5%
			SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
4,015	—	4,015	6.500%, 4-1-42	4,633	—	4,633

			Tennessee – 0.8%
			Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
—	750	750	5.750%, 7-1-25	—	822	822
			Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
2,220	—	2,220	5.750%, 7-1-19	2,426	—	2,426
1,330	—	1,330	5.750%, 7-1-20	1,497	—	1,497
			The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
2,500	—	2,500	6.500%, 7-1-38	2,764	—	2,764

79

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
$—	$500	$500	5.250%, 6-1-18	$—	$524	$524

				6,687	1,346	8,033

			Texas – 10.6%
			Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
—	300	300	5.000%, 8-15-18	—	311	311
2,000	—	2,000	5.500%, 8-15-27	2,073	—	2,073
			Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014,
—	1,000	1,000	5.000%, 11-15-39	—	1,094	1,094
			Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
3,250	—	3,250	6.200%, 7-1-45	3,753	—	3,753
			Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
—	355	355	5.250%, 3-15-19	—	370	370
			Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
1,000	—	1,000	6.125%, 4-1-45	1,107	—	1,107
			Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
2,500	500	3,000	9.250%, 3-1-24	2,837	567	3,404
			Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
—	500	500	5.750%, 8-15-41	—	538	538
			Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
2,000	1,000	3,000	4.250%, 12-1-34	1,984	992	2,976
			Dallas Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008,
2,500	—	2,500	6.375%, 2-15-34	2,619	—	2,619
			Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
2,500	—	2,500	6.000%, 8-15-38	2,668	—	2,668
			Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
2,500	—	2,500	7.000%, 12-1-27	2,747	—	2,747

80

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008,
$2,500	$—	$2,500	5.000%, 11-15-26	$2,649	$—	$2,649
			Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
1,000	—	1,000	5.750%, 2-15-28	1,027	—	1,027
—	1,000	1,000	6.000%, 2-15-33	—	1,026	1,026
			Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
—	1,000	1,000	6.500%, 5-15-31	—	1,173	1,173
			Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
—	500	500	5.000%, 7-1-32	—	539	539
			Howard Cnty, TX, GO Bonds, Ser 2008,
—	505	505	4.650%, 2-15-24	—	522	522
			Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
—	500	500	5.750%, 5-15-23	—	527	527
2,500	—	2,500	6.250%, 5-15-28	2,647	—	2,647
			Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
2,525	305	2,830	5.625%, 12-1-17	2,553	308	2,861
			North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016,
3,090	—	3,090	4.000%, 12-15-35	3,152	—	3,152
			North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
24,000	2,000	26,000	0.000%, 1-1-30(B)	15,161	1,263	16,424
			North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A,
—	500	500	6.000%, 1-1-25	—	519	519
			Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
1,000	—	1,000	6.500%, 8-15-39	1,115	—	1,115
			Pflugerville, TX, Ltd. Tax and Rfdg Bonds (Travis and Williamson Cntys), Ser 2016,
—	1,000	1,000	4.000%, 8-1-33	—	1,051	1,051
			Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
—	500	500	5.500%, 2-15-20	—	520	520
			Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
—	250	250	5.625%, 11-15-27	—	252	252
3,000	—	3,000	5.750%, 11-15-37	3,019	—	3,019

81

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015A,
$500	$400	$900	5.250%, 11-15-35	$511	$409	$920
			Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
1,500	325	1,825	5.750%, 2-1-26	1,561	338	1,899
			TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
2,000	500	2,500	6.875%, 12-31-39	2,259	565	2,824
			TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
2,250	750	3,000	7.500%, 6-30-33	2,603	868	3,471
5,000	—	5,000	7.000%, 6-30-40	5,673	—	5,673
			TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
2,500	—	2,500	6.200%, 2-15-40	2,836	—	2,836
			TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
3,740	—	3,740	6.750%, 5-1-26	4,166	—	4,166
			TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC),
—	500	500	4.000%, 5-1-33	—	504	504
			TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC),
24,500	—	24,500	0.000%, 8-15-26(B)	18,931	—	18,931
			TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
—	1,000	1,000	5.000%, 8-15-37	—	1,111	1,111

				89,651	15,367	105,018

			Utah – 0.2%
			Midvale, UT, Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012,
—	465	465	2.000%, 10-15-17	—	467	467
			UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017,
1,000	—	1,000	5.000%, 4-15-37	1,098	—	1,098

				1,098	467	1,565

82

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Virgin Islands – 0.1%
			VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Cruzan Proj), Ser 2009A,
$—	$500	$500	6.000%, 10-1-39	$—	$370	$370
			VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
1,000	—	1,000	6.750%, 10-1-37	807	—	807

				807	370	1,177

			Virginia – 0.5%
			Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
2,500	500	3,000	7.500%, 7-1-29	2,711	542	3,253
			Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
1,605	—	1,605	6.000%, 7-1-27	1,743	—	1,743
			VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
—	250	250	5.250%, 8-1-22	—	264	264

				4,454	806	5,260

			Washington – 1.5%
			Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
1,700	300	2,000	5.000%, 3-1-35	1,906	336	2,242
			WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
1,000	—	1,000	7.000%, 7-1-39	1,128	—	1,128
			WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D,
5,000	—	5,000	5.000%, 10-1-38	5,457	—	5,457
			WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
2,500	—	2,500	7.125%, 3-1-29	2,784	—	2,784
			WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
2,910	500	3,410	5.500%, 8-15-36	2,948	507	3,455

				14,223	843	15,066

			West Virginia – 0.1%
			WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
—	500	500	5.500%, 6-1-39	—	547	547

83

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Wisconsin – 1.2%
			Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
$—	$1,000	$1,000	5.000%, 12-1-19	$—	$1,086	$1,086
			WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
1,000	—	1,000	5.750%, 5-1-33	1,092	—	1,092
			WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A,
—	1,000	1,000	4.000%, 11-15-33	—	1,029	1,029
			WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
1,500	—	1,500	5.625%, 4-15-39	1,619	—	1,619
			WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
3,250	750	4,000	5.000%, 12-1-41	3,641	840	4,481
			WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
2,000	500	2,500	6.625%, 2-15-39	2,205	551	2,756

				8,557	3,506	12,063

			Wyoming – 0.2%
			WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A:
—	500	500	5.250%, 1-1-23	—	516	516
1,000	—	1,000	5.500%, 1-1-28	1,035	—	1,035

				1,035	516	1,551

			TOTAL MUNICIPAL BONDS – 91.5%	$734,666	$171,652	$906,318
			(Cost: $835,501)

			SHORT-TERM SECURITIES
			Commercial Paper(C) – 1.5%
			BorgWarner, Inc.:
6,000	—	6,000	1.140%, 4-4-17	5,999	—	5,999
6,000	—	6,000	1.100%, 4-13-17	5,998	—	5,998
			Kroger Co. (The),
2,787	—	2,787	1.150%, 4-3-17	2,787	—	2,787

				14,784	—	14,784

			Master Note – 0.4%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2,476	1,767	4,243	1.190%, 4-5-17(D)	2,476	1,767	4,243

84

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Municipal Obligations – 5.5%
			Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
$3,000	$2,400	$5,400	0.930%, 4-7-17(D)	$3,000	$2,400	$5,400
			Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.) (BVAL plus 11 bps),
1,575	—	1,575	0.930%, 4-7-17(D)	1,575	—	1,575
			Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.) (BVAL plus 10 bps),
3,500	—	3,500	0.910%, 4-7-17(D)	3,500	—	3,500
			Fremont (Alameda Cnty, CA), Public Fin Auth, Var Rate Demand Certs of Part, Ser 2008 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
—	500	500	0.870%, 4-7-17(D)	—	500	500
			Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.) (BVAL plus 11 bps),
2,200	3,500	5,700	0.920%, 4-7-17(D)	2,200	3,500	5,700
			LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps),
1,500	—	1,500	0.940%, 4-7-17(D)	1,500	—	1,500
			MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
900	—	900	0.930%, 4-1-17(D)	900	—	900
			MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.) (BVAL plus 12 bps),
—	2,000	2,000	0.930%, 4-7-17(D)	—	2,000	2,000
			NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps),
6,300	—	6,300	0.920%, 4-7-17(D)	6,300	—	6,300

85

WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal Bond Fund	Ivy Municipal Bond Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.) (BVAL plus 18 bps),
$4,500	$—	$4,500	0.880%, 4-7-17(D)	$4,500	$—	$4,500
			NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.) (BVAL plus 18 bps),
1,200	—	1,200	0.880%, 4-7-17(D)	1,200	—	1,200
			The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps),
12,000	6,000	18,000	0.890%, 4-7-17(D)	12,000	6,000	18,000
			Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1,545	2,000	3,545	0.900%, 4-1-17(D)	1,545	2,000	3,545

				38,220	16,400	54,620

			TOTAL SHORT-TERM SECURITIES – 7.4%	$55,480	$18,167	$73,647
			(Cost: $73,647)
			TOTAL INVESTMENT SECURITIES – 98.9%	$790,146	$189,819	$979,965
			(Cost: $909,148)
			CASH AND OTHER ASSETS, NET OF LIABILITIES(E) – 1.1%	9,217	2,063	11,280
			NET ASSETS – 100.0%	$799,363	$191,882	$991,245	(F)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.
(B)	Zero coupon bond.
(C)	Rate shown is the yield to maturity at March 31, 2017.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	Cash of $697 has been pledged as collateral on open futures contracts.
(F)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

NUMBER OF CONTRACTS (UNROUNDED)			FUTURES CONTRACTS	UNREALIZED (DEPRECIATION)
(114)	(30)	(144)	U.S. Treasury Long Bond	($87)	($23)	($110)

86

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$906,318	$—
Short-Term Securities	—	73,647	—

Total	$—	$979,965	$—

Liabilities
Futures Contracts	$110	$—	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

BMA = Bond Market Association

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

SIFMA = Securities Industry and Financial Markets Association

87

NOTES TO PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2017

AND THE PRO FORMA STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED MARCH 31, 2017

(In thousands, except where otherwise noted) (Unaudited)

1. ORGANIZATION

Ivy Core Equity Fund, Waddell & Reed Advisors Core Investment Fund, Ivy Dividend Opportunities Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Ivy Energy Fund, Waddell & Reed Advisors Energy Fund, Ivy Global Bond Fund, Waddell & Reed Advisors Global Bond Fund, Ivy Municipal Bond Fund, Waddell & Reed Advisors Municipal Bond Fund, Ivy Tax-Managed Equity Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Ivy Value Fund and Waddell & Reed Advisors Value Fund (each a “Fund”, collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Each Fund’s investment objective is specified below.

Ivy Core Equity Fund and Waddell & Reed Advisors Core Investment Funds’ investment objective is to provide capital growth and appreciation by investing in equity securities, primarily in common stocks of large-capitalization, U.S. and, to a lesser extent, foreign companies.

Ivy Dividend Opportunities Fund and Waddell & Reed Advisors Dividend Opportunities Funds’ investment objective is to provide total return by investing in dividend-paying equity securities.

Ivy Energy Fund and Waddell & Reed Advisors Energy Funds’ investment objective is to provide capital growth and appreciation by investing in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.

Ivy Global Bond Fund and Waddell & Reed Advisors Global Bond Funds’ investment objective is to provide a high level of current income, and its secondary objective of capital appreciation by investing in a diversified portfolio of bonds of foreign and U.S. investors.

Ivy Municipal Bond Fund and Waddell & Reed Advisors Municipal Bond Funds’ investment objective is to provide the level of current income consistent with preservation of capital and that is not subject to Federal income tax by investing in municipal bonds.

Ivy Tax-Managed Equity Fund and Waddell & Reed Advisors Tax-Managed Equity Funds’ investment objective is to provide growth of capital while minimizing taxable gains and income to shareholders by investing in a diversified portfolio of common stocks of U.S. and, to a lesser extent, foreign companies.

Ivy Value Fund and Waddell & Reed Advisors Value Funds’ investment objective is to provide capital appreciation by investing, for the long term, in the common stocks, and to a lesser extent, preferred stock, of large-capitalization U.S. and, to a lesser extent, foreign companies that the investment manager believes are undervalued.

Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Tax-Managed Equity Fund and Ivy Value Funds’ (the “Acquiring Funds”) investment manager is Ivy Investment Management Company (“IICO”).

Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Municipal Bond Fund, Waddell & Reed Advisors Tax-Managed Equity Fund and Waddell & Reed Advisors Value Funds’ (the “Target Funds”) investment manager is Waddell & Reed Investment Management Company (“WRIMCO”).

Each Fund offers Class A, Class B, Class C and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds or Waddell & Reed Advisors Funds. Certain Funds may also offer Class E, Class I, Class N (formerly Class R6) and/or Class R shares. Class E shares are closed for all investments in the Ivy Energy Fund and Ivy Value Fund. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a

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front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares, Class N and Waddell & Reed Advisors Class Y shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. After the acquisition, the Acquiring Funds intend to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically

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segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

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When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO or WRIMCO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

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3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

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Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 — Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and

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the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

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Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2017, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

The following tables are a summary of the valuation of each Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

Ivy Core Equity Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$955,052	$—	$—

Total	$955,052	$—	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors Core Investment Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,825,668	$—	$—
Short-Term Securities	—	16,180	—

Total	$3,825,668	$16,180	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Dividend Opportunities Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$364,891	$—	$—
Short-Term Securities	—	18,998	—

Total	$364,891	$18,998	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors Dividend Opportunities Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$559,880	$—	$—
Short-Term Securities	—	25,206	—

Total	$559,880	$25,206	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Energy Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$560,542	$—	$—
Short-Term Securities	—	3,760	—

Total	$560,542	$3,760	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

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Waddell & Reed Advisors Energy Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$264,467	$—	$—
Short-Term Securities	—	2,218	—

Total	$264,467	$2,218	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Global Bond Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$9,727	$—	$—
Corporate Debt Securities	—	97,856	—
Other Government Securities	—	5,287	—
Loans	—	4,178	330
United States Government Agency Obligations	—	111	—
United States Government Obligations	—	31,017	—
Short-Term Securities	—	11,274	—

Total	$9,727	$149,723	$330

Liabilities
Forward Foreign Currency Contracts	$—	$29	$—

During the twelve month period ended March 31, 2017, securities totaling $793 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors Global Bond Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$31,502	$—	$—
Corporate Debt Securities	—	313,184	—
Other Government Securities	—	17,029	—
Loans	—	11,180	659
United States Government Agency Obligations	—	1,992	—
United States Government Obligations	—	146,920	—
Short-Term Securities	—	13,570	—

Total	$31,502	$503,875	$659

Liabilities
Forward Foreign Currency Contracts	$—	$86	$—

During the twelve month period ended March 31, 2017, securities totaling $1,785 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the twelve month period.

Ivy Municipal Bond Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$171,652	$—
Short-Term Securities	—	18,167	—

Total	$—	$189,819	$—

Liabilities
Futures Contracts	$23	$—	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

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Waddell & Reed Advisors Municipal Bond Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$734,666	$—
Short-Term Securities	—	55,480	—

Total	$—	$790,146	$—

Liabilities
Futures Contracts	$87	$—	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Tax-Managed Equity Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$117,481	$—	$—
Short-Term Securities	—	157	—

Total	$117,481	$157	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors Tax-Managed Equity Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$387,918	$—	$—
Short-Term Securities	—	2,322	—

Total	$387,918	$2,322	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Value Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$307,437	$—	$—
Preferred Stocks	7,039	—	—
Short-Term Securities	—	9,608	—

Total	$314,476	$9,608	$—

Liabilities
Written Options	$130	$16	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors Value Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$792,304	$—	$—
Preferred Stocks	18,176	—	—
Short-Term Securities	—	18,979	—

Total	$810,480	$18,979	$—

Liabilities
Written Options	$348	$43	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

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4. DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Global Bond Fund and Waddell & Reed Advisors Global Bond Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy Municipal Bond Fund and Waddell & Reed Advisors Municipal Bond Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not

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beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Value Fund and Waddell & Reed Advisors Value Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2017:

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Ivy Global Bond Fund
Unrealized depreciation on forward foreign currency contracts	$29	$—	$29	$—	$—	$—	$29
Waddell & Reed Advisors Global Bond Fund
Unrealized depreciation on forward foreign currency	$86	$—	$86	$—	$—	$—	$86

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2017:

	Type of Risk Exposure	Assets		Liabilities
Fund		Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Global Bond Fund	Foreign currency		$—	Unrealized depreciation on forward foreign currency contracts	$29
Waddell & Reed Advisors Global Bond Fund	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	86

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	Type of Risk Exposure	Assets		Liabilities
Fund		Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Municipal Bond Fund	Interest rate		$—	Unrealized depreciation on futures contracts*	$23
Waddell & Reed Advisors Municipal Bond Fund	Interest rate		—	Unrealized depreciation on futures contracts*	87
Ivy Value Fund	Equity		—	Written options at value	146
Waddell & Reed Advisors Value Fund	Equity		—	Written options at value	391

*	The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of the twelve month period ended March 31, 2017.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2017:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Global Bond Fund	Foreign currency	$—	$—	$—	$—	$328	$328
Waddell & Reed Advisors Global Bond Fund	Foreign currency	—	—	—	—	991	991
Ivy Municipal Bond Fund	Interest rate	—	—	493	—	—	493
Waddell & Reed Advisors Municipal Bond Fund	Interest rate	—	—	1,749	—	—	1,749
Ivy Value Fund	Equity	(68)	—	—	939	—	871
Waddell & Reed Advisors Value Fund	Equity	(181)	—	—	1,096	—	915

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2017:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Global Bond Fund	Foreign currency	$—	$—	$—	$—	$(45)	$(45)
Waddell & Reed Advisors Global Bond Fund	Foreign currency	—	—	—	—	(134)	(134)
Ivy Municipal Bond Fund	Interest rate	—	—	(23)	—	—	(23)
Waddell & Reed Advisors Municipal Bond Fund	Interest rate	—	—	(87)	—	—	(87)
Ivy Value Fund	Equity	—	—	—	456	—	456
Waddell & Reed Advisors Value Fund	Equity	—	—	—	1,404	—	1,404

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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During the twelve month period ended March 31, 2017, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)		Written options(1)
Ivy Global Bond Fund	$12	$—	$—	$—	$—		$—
Waddell & Reed Advisors Global Bond Fund	35	—	—	—	—		—
Ivy Municipal Bond Fund	—	—	3,620	—	—		—
Waddell & Reed Advisors Municipal Bond Fund	—	—	13,603	—	—		—
Ivy Value Fund	—	—	—	—	—	*	301
Waddell & Reed Advisors Value Fund	—	—	—	—	1		840

*	Not shown due to rounding.
(1)	Average value outstanding during the period.
(2)	Average notional amount outstanding during the period.

5. BASIS OF COMBINATION ($ amounts in thousands)

The Board at a meeting held on May 16-17, 2017 unanimously approved a proposed reorganization, in which the Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund of the Trust will acquire all of the assets and assume all of the liabilities of the Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Municipal Bond Fund, Waddell & Reed Advisors Tax-Managed Equity Fund and Waddell & Reed Advisors Value Fund, respectively, in exchange for an equal aggregate NAV of newly issued shares of beneficial interest of the Acquiring Funds of the Trust (the “Reorganization”). As contemplated under the Reorganization, the Target Fund will distribute the respective Acquiring Fund shares of beneficial interest to its shareholders, after which it will liquidate and cease to be a series of the Trust. Under the Reorganization, shareholders of each class of shares of each Target Fund will receive shares of the same class in the respective Acquiring Fund that they currently own. The aggregate NAV each Acquiring Fund shares received by the respective Target Fund shareholders in the Reorganization will be equal to the aggregate NAV of the shareholders’ current shares of the Target Fund held on the business day prior to closing of the Reorganization, less the costs of the Reorganization attributable to their common shares. Each Acquiring Fund will continue to operate after the Reorganization as a separate series of the Trust.

The Reorganization is intended to be accounted for as a tax-free reorganization of investments companies. The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Funds at March 31, 2017 and assumes the merger occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Funds for the twelve months ended March 31, 2017 and assumes the merger occurred at the beginning of the period. These statements have been derived from the books and records of the Funds at the dates indicated above in conformity with U.S. GAAP. As of March 31, 2017, the portfolio of securities held by each Target Fund complied with the fundamental investment restrictions of the respective Acquiring Fund, and each Target Fund and respective Acquiring Funds’ investment objectives were the same. The historical cost basis of investment securities is expected to be carried forward to the surviving entity. The fiscal year end for the surviving Funds is March 31.

The accompanying pro forma combined financial statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Reorganization Statement of Additional Information. Such pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2017. Following the Reorganization, each Acquiring Fund will be the accounting survivor.

Certain expenses of the Reorganization, estimated to be $100, $100, $100, $100, $100, $100 and $100 will be borne by the Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Municipal Bond Fund, Waddell & Reed Advisors Tax-Managed Equity Fund and Waddell & Reed Advisors Value Fund, respectively.

14

6. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as investment manager for Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as investment manager for Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Municipal Bond Fund, Waddell & Reed Advisors Tax-Managed Equity Fund and Waddell & Reed Advisors Value Fund. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund	Net Asset Breakpoints	Annual Rate
Ivy Core Equity Fund	$0 to $1,000 Million	0.700%

(pre and post merger)	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $5,000 Million	0.550%

	$5,000 to $6,000 Million	0.525%

	$6,000 to $10,000 Million	0.500%

	Over $10,000 Million	0.490%

Waddell & Reed Advisors Core Investment Fund	$0 to $1,000 Million	0.700%

	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $5,000 Million	0.550%

	$5,000 to $6,000 Million	0.525%

	Over $6,000 Million	0.500%

Ivy Dividend Opportunities Fund	$0 to $1,000 Million	0.700%

(pre and post merger)	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $5,000 Million	0.550%

	$5,000 to $10,000 Million	0.540%

	Over $10,000 Million	0.530%

Waddell & Reed Advisors Dividend Opportunities Fund	$0 to $1,000 Million	0.700%

	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	Over $3,000 Million	0.550%

Ivy Energy Fund	$0 to $1,000 Million	0.850%

(pre and post merger)	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	$3,000 to $5,000 Million	0.760%

	$5,000 to $10,000 Million	0.750%

	Over $10,000 Million	0.740%

Waddell & Reed Advisors Energy Fund	$0 to $1,000 Million	0.850%

	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	Over $3,000 Million	0.760%

15

Fund	Net Asset Breakpoints	Annual Rate
Ivy Global Bond Fund	$0 to $500 Million	0.625%

(pre and post merger)	$500 to $1,000 Million	0.600%

	$1,000 to $1,500 Million	0.550%

	$1,500 to $5,000 Million	0.500%

	$5,000 to $10,000 Million	0.490%

	Over $10,000 Million	0.480%

Waddell & Reed Advisors Global Bond Fund	$0 to $500 Million	0.625%

	$500 to $1,000 Million	0.600%

	$1,000 to $1,500 Million	0.550%

	Over $1,500 Million	0.500%

Ivy Municipal Bond Fund	$0 to $500 Million	0.525%

(pre and post merger)	$500 to $1,000 Million	0.500%

	$1,000 to $1,500 Million	0.450%

	$1,500 to $5,000 Million	0.400%

	$5,000 to $10,000 Million	0.395%

	$10,000 to $15,000 Million	0.390%

	Over $15,000 Million	0.385%

Waddell & Reed Advisors Municipal Bond Fund	$0 to $500 Million	0.525%

	$500 to $1,000 Million	0.500%

	$1,000 to $1,500 Million	0.450%

	Over $1,500 Million	0.400%

Ivy Tax-Managed Equity Fund	$0 to $1,000 Million	0.650%

(pre and post merger)	$1,000 to $2,000 Million	0.600%

	$2,000 to $3,000 Million	0.550%

	$3,000 to $5,000 Million	0.500%

	$5,000 to $10,000 Million	0.495%

	Over $10,000 Million	0.490%

Waddell & Reed Advisors Tax-Managed Equity Fund	$0 to $1,000 Million	0.650%

	$1,000 to $2,000 Million	0.600%

	$2,000 to $3,000 Million	0.550%

	Over $3,000 Million	0.500%

Ivy Value Fund	$0 to $1,000 Million	0.700%

(pre and post merger)	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $5,000 Million	0.550%

	$5,000 to $10,000 Million	0.545%

	Over $10,000 Million	0.540%

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Fund	Net Asset Breakpoints	Annual Rate
Waddell & Reed Advisors Value Fund	$0 to $1,000 Million	0.700%

	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	Over $3,000 Million	0.550%

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR and affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), the Acquiring Funds may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. Under a Distribution and Service Plan adopted by the Trust, the Target Funds may pay a distribution and/or service fee to W&R for Class A shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. For each of Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Municipal Bond Fund, and Waddell & Reed

17

Advisors Tax-Managed Equity Fund, the Board has limited payments to 0.249%, 0.237% and 0.236%, respectively, of the Fund’s average Class A net assets on an annual basis. The fee is to be paid to compensate IDI and W&R for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Acquiring Fund may pay IDI (each Target Fund may pay W&R) a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI and W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Acquiring Ivy Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts. Waddell & Reed Advisors Class Y shares do not have a Distribution and Service Plan.

Sales Charges. As principal underwriter for the Trust’s shares, IDI (from the Acquiring Funds) and W&R (from the Target Funds) receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI or W&R. During the twelve month period ended March 31, 2017, IDI and W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC							Commissions Paid
		Class A		Class B		Class C		Class E
Ivy Core Equity Fund	$249	$3		$16		$5		$—	$232	(1)
Waddell & Reed Advisors Core Investment Fund	2,016	2		3		3		N/A	1,256	(2)
Ivy Dividend Opportunities Fund	108	—	*	11		4		—	91	(1)
Waddell & Reed Advisors Dividend Opportunities Fund	237	1		1		—	*	N/A	153	(2)
Ivy Energy Fund	217	2		5		19		—	229	(1)
Waddell & Reed Advisors Energy Fund	313	1		1		—	*	N/A	209	(2)
Ivy Global Bond Fund	28	1		9		2		N/A	30	(1)
Waddell & Reed Advisors Global Bond Fund	116	6		1		—	*	N/A	81	(2)
Ivy Municipal Bond Fund	74	2		3		2		N/A	78	(1)
Waddell & Reed Advisors Municipal Bond	324	2		—	*	4		N/A	299	(2)
Ivy Tax-Managed Equity Fund	68	6		1		2		N/A	68	(1)
Waddell & Reed Advisors Tax-Managed Fund	171	2		—	*	—	*	N/A	125	(2)
Ivy Value Fund	68	1		5		1		—	62	(1)
Waddell & Reed Advisors Value Fund	195	1		1		—	*	N/A	126	(2)

*	Not shown due to rounding.
(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.
(2)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

18

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the twelve months ended March 31, 2017 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Core Equity Fund	Class A	Contractual	1-11-2013	7-31-2017	1.15%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	8-1-2008	7-31-2017	1.13%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	1-11-2013	7-31-2017	0.84%	Shareholder Servicing

	Class Y	Contractual	1-11-2013	7-31-2017	0.84%	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors Core Investment Fund	Class B	Contractual	10-1-2016	10-31-2017	2.23%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	10-31-2017	2.02%	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class A	Contractual	Effective Date of Merger	7-31-2019	1.04%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	Effective Date of Merger	7-31-2019	2.13%	12b-1 Fees and/or Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Dividend Opportunities Fund	Class E	Contractual	8-1-2008	7-31-2017	1.13%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Acquiring Fund ProForma	Class B	Contractual	Effective Date of Merger	7-31-2019	2.04%	12b-1 Fees and/or Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Energy Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class A	Contractual	Effective Date of Merger	7-31-2019	1.41%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	Effective Date of Merger	7-31-2019	2.29%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	Effective Date of Merger	7-31-2019	2.11%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	Effective Date of Merger	7-31-2019	1.08%	Shareholder Servicing

19

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Global Bond Fund	All Classes	Contractual	6-2-2008	7-31-2017	N/A	Investment Management Fee

	Class A	Contractual	6-2-2008	7-31-2017	0.99%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	6-2-2008	7-31-2017	1.74%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	6-2-2008	7-31-2017	1.74%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	6-2-2008	7-31-2017	0.74%	Shareholder Servicing

	Class Y	Contractual	6-2-2008	7-31-2017	0.99%	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors Global Bond Fund	Class A	Contractual	10-1-2016	1-31-2018	1.15%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	10-1-2016	1-31-2018	2.50%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	1-31-2018	2.03%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	10-1-2016	1-31-2018	0.83%	Shareholder Servicing
Acquiring Fund ProForma	Class A	Contractual	Effective Date of Merger	7-31-2019	0.99%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	Effective Date of Merger	7-31-2019	1.74%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	Effective Date of Merger	7-31-2019	1.74%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	Effective Date of Merger	7-31-2019	0.74%	Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Municipal Bond Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors Municipal Bond Fund	Class A	Contractual	10-1-2016	1-31-2018	0.84%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	10-1-2016	1-31-2018	1.78%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	1-31-2018	1.71%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	10-1-2016	1-31-2018	0.70%	Shareholder Servicing

20

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Acquiring Fund ProForma	Class A	Contractual	Effective Date of Merger	7-31-2019	0.84%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	Effective Date of Merger	7-31-2019	0.70%	Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Tax-Managed Equity Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class A	Contractual	Effective Date of Merger	7-31-2019	1.07%	12b-1 Fees and/or Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Value Fund	Class Y	Contractual	8-1-2011	7-31-2017	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors Value Fund	Class A	Contractual	10-1-2016	10-31-2017	1.22%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	10-1-2016	10-31-2017	2.50%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	10-31-2017	2.13%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	10-1-2016	10-31-2017	0.92%	Shareholder Servicing
Acquiring Fund ProForma	Class A	Contractual	Effective Date of Merger	7-31-2019	1.22%	12b-1 Fees and/or Shareholder Servicing

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2017 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

21

7. CAPITAL SHARE TRANSACTIONS

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	For the twelve months ended March 31, 2017
Ivy Core Equity Fund	Shares	Value
Shares issued from sale of shares:
Class A	4,710	$61,865
Class B	114	1,270
Class C	1,088	12,554
Class E	217	2,848
Class I	21,338	301,046
Class N	325	4,714
Class R	50	650
Class Y	902	12,783
Shares issued in reinvestment of distributions to shareholders:
Class A	758	9,983
Class B	24	269
Class C	350	4,031
Class E	31	404
Class I	871	12,703
Class N	275	4,015
Class R	3	43
Class Y	143	2,030
Shares redeemed:
Class A	(28,469)	(364,882)
Class B	(321)	(3,606)
Class C	(3,123)	(36,175)
Class E	(157)	(2,067)
Class I	(8,871)	(130,388)
Class N	(3,720)	(54,513)
Class R	(32)	(418)
Class Y	(4,877)	(68,656)

Net decrease	(18,371)	$(229,497)

	For the twelve months ended March 31, 2017
Waddell & Reed Advisors Core Investment Fund	Shares	Value
Shares issued from sale of shares:
Class A	31,286	$193,549
Class B	96	491
Class C	699	3,678
Class Y	186,979	1,121,469
Shares issued in reinvestment of distributions to shareholders:
Class A	22,321	136,610
Class B	87	439
Class C	213	1,101
Class Y	9,360	57,564
Shares redeemed:
Class A	(247,602)	(1,490,714)
Class B	(645)	(3,320)
Class C	(1,017)	(5,361)
Class Y	(42,352)	(265,504)

Net decrease	(40,575)	$(249,998)

22

	For the twelve months ended March 31, 2017
Ivy Dividend Opportunities Fund	Shares	Value
Shares issued from sale of shares:
Class A	2,430	$42,761
Class B	63	1,087
Class C	460	8,030
Class E	67	1,177
Class I	10,986	190,964
Class N	117	2,070
Class R	15	271
Class Y	43	773
Shares issued in reinvestment of distributions to shareholders:
Class A	438	7,671
Class B	16	267
Class C	92	1,586
Class E	17	291
Class I	457	8,053
Class N	6	111
Class R	— *	4
Class Y	16	281
Shares redeemed:
Class A	(11,322)	(195,594)
Class B	(153)	(2,649)
Class C	(901)	(15,712)
Class E	(62)	(1,086)
Class I	(2,850)	(50,875)
Class N	(26)	(465)
Class R	(4)	(68)
Class Y	(165)	(2,916)

Net decrease	(260)	$(3,968)

*	Not shown due to rounding.

	For the twelve months ended March 31, 2017
Waddell & Reed Advisors Dividend Opportunities Fund	Shares	Value
Shares issued from sale of shares:
Class A	3,156	$47,294
Class B	6	101
Class C	41	614
Class Y	19,055	279,631
Shares issued in reinvestment of distributions to shareholders:
Class A	1,388	20,604
Class B	7	106
Class C	24	347
Class Y	1,006	14,961
Shares redeemed:
Class A	(20,793)	(305,230)
Class B	(74)	(1,083)
Class C	(94)	(1,391)
Class Y	(4,249)	(64,237)

Net decrease	(527)	$(8,283)

23

	For the twelve months ended March 31, 2017
Ivy Energy Fund	Shares	Value
Shares issued from sale of shares:
Class A	6,118	$79,185
Class B	95	1,161
Class C	1,540	18,711
Class E	—	—
Class I	13,750	184,444
Class N	792	10,642
Class R	1,092	14,314
Class Y	3,569	48,220
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class E	—	—
Class I	—	—
Class N	—	—
Class R	—	—
Class Y	—	—
Shares redeemed:
Class A	(12,173)	(154,744)
Class B	(116)	(1,373)
Class C	(2,372)	(29,004)
Class E	—	—
Class I	(5,126)	(69,280)
Class N	(313)	(4,201)
Class R	(883)	(11,675)
Class Y	(3,456)	(46,422)

Net increase	2,517	$39,978

	For the twelve months ended March 31, 2017
Waddell & Reed Advisors Energy Fund	Shares	Value
Shares issued from sale of shares:
Class A	3,924	$51,492
Class B	4	49
Class C	78	939
Class Y	9,366	125,784
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class Y	—	—
Shares redeemed:
Class A	(11,388)	(143,149)
Class B	(37)	(421)
Class C	(58)	(720)
Class Y	(2,759)	(39,063)

Net decrease	(870)	$(5,089)

24

	For the twelve months ended March 31, 2017
Ivy Global Bond Fund	Shares	Value
Shares issued from sale of shares:
Class A	1,742	$16,426
Class B	38	361
Class C	212	2,007
Class I	10,172	95,689
Class N	356	3,345
Class R	24	230
Class Y	86	822
Shares issued in reinvestment of distributions to shareholders:
Class A	148	1,398
Class B	3	32
Class C	21	196
Class I	153	1,457
Class N	6	52
Class R	— *	5
Class Y	6	54
Shares redeemed:
Class A	(11,331)	(106,286)
Class B	(123)	(1,164)
Class C	(815)	(7,711)
Class I	(3,718)	(35,332)
Class N	(101)	(956)
Class R	(10)	(98)
Class Y	(78)	(740)

Net decrease	(3,209)	$(30,213)

*	Not shown due to rounding.

	For the twelve months ended March 31, 2017
Waddell & Reed Advisors Global Bond Fund	Shares	Value
Shares issued from sale of shares:
Class A	9,258	$33,486
Class B	4	11
Class C	116	424
Class Y	83,454	302,002
Shares issued in reinvestment of distributions to shareholders:
Class A	1,438	5,238
Class B	2	3
Class C	11	38
Class Y	1,316	4,827
Shares redeemed:
Class A	(100,114)	(362,113)
Class B	(188)	(682)
Class C	(428)	(1,562)
Class Y	(25,972)	(101,444)

Net decrease	(31,103)	$(119,772)

25

	For the twelve months ended March 31, 2017
Ivy Municipal Bond Fund	Shares	Value
Shares issued from sale of shares:
Class A	2,575	$31,330
Class B	31	379
Class C	378	4,556
Class I	10,759	131,853
Class Y	15	178
Shares issued in reinvestment of distributions to shareholders:
Class A	168	2,023
Class B	2	25
Class C	31	375
Class I	165	1,979
Class Y	1	9
Shares redeemed:
Class A	(12,106)	(147,889)
Class B	(58)	(690)
Class C	(894)	(10,693)
Class I	(3,507)	(41,913)
Class Y	(31)	(365)

Net decrease	(2,471)	$(28,843)

	For the twelve months ended March 31, 2017
Waddell & Reed Advisors Municipal Bond Fund	Shares	Value
Shares issued from sale of shares:
Class A	9,484	$72,363
Class B	— *	2
Class C	410	3,133
Class Y	47,254	364,904
Shares issued in reinvestment of distributions to shareholders:
Class A	2,092	15,896
Class B	2	13
Class C	38	286
Class Y	879	6,637
Shares redeemed:
Class A	(56,838)	(437,278)
Class B	(10)	(75)
Class C	(587)	(4,437)
Class Y	(12,478)	(94,176)

Net decrease	(9,754)	$(72,732)

*	Not shown due to rounding.

26

	For the twelve months ended March 31, 2017
Ivy Tax-Managed Equity Fund	Shares	Value
Shares issued from sale of shares:
Class A	856	$16,555
Class B	7	134
Class C	84	1,552
Class I	4,393	82,757
Class Y	2	45
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Shares redeemed:
Class A	(4,804)	(89,692)
Class B	(18)	(333)
Class C	(112)	(2,067)
Class I	(1,228)	(24,483)
Class Y	(8)	(160)

Net decrease	(828)	$(15,692)

	For the twelve months ended March 31, 2017
Waddell & Reed Advisors Tax-Managed Equity Fund	Shares	Value
Shares issued from sale of shares:
Class A	1,760	$30,002
Class B	2	12
Class C	43	628
Class Y	11,314	185,901
Shares issued in reinvestment of distributions to shareholders:
Class A	272	4,553
Class B	1	9
Class C	11	154
Class Y	227	3,808
Shares redeemed:
Class A	(12,636)	(207,844)
Class B	(12)	(174)
Class C	(116)	(1,692)
Class Y	(2,503)	(43,334)

Net decrease	(1,637)	$(27,977)

27

	For the twelve months ended March 31, 2017
Ivy Value Fund	Shares	Value
Shares issued from sale of shares:
Class A	1,737	$36,272
Class B	39	778
Class C	219	4,574
Class E	—	—
Class I	9,872	198,098
Class N	366	7,470
Class R	— *	6
Class Y	89	1,825
Shares issued in reinvestment of distributions to shareholders:
Class A	174	3,544
Class B	2	38
Class C	14	283
Class E	— *	4
Class I	116	2,516
Class N	9	191
Class R	— *	— *
Class Y	2	36
Shares redeemed:
Class A	(9,933)	(196,212)
Class B	(72)	(1,405)
Class C	(272)	(5,486)
Class E	—	—
Class I	(2,166)	(46,566)
Class N	(67)	(1,403)
Class R	(1)	(16)
Class Y	(141)	(3,061)

Net increase (decrease)	(13)	$1,486

*	Not shown due to rounding.

	For the twelve months ended March 31, 2017
Waddell & Reed Advisors Value Fund	Shares	Value
Shares issued from sale of shares:
Class A	4,130	$57,982
Class B	12	156
Class C	43	579
Class Y	38,447	509,156
Shares issued in reinvestment of distributions to shareholders:
Class A	555	8,138
Class B	2	25
Class C	6	85
Class Y	886	13,036
Shares redeemed:
Class A	(38,681)	(505,511)
Class B	(61)	(797)
Class C	(83)	(1,101)
Class Y	(8,875)	(127,860)

Net decrease	(3,619)	$(46,112)

28

8. CAPITAL SHARES

The pro forma NAV per share assumes the issuance of shares of the Acquiring Fund that would have been issued at March 31, 2017, in connection with proposed reorganization. The number of shares assumed to be issued is equal to the NAV of shares of the Acquired Fund, as of March 31, 2017, divided by the NAV per share of the shares of the Acquiring Fund as of March 31, 2017. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2017:

Ivy Core Equity Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	19,904	205,248		225,152
Class B	684	604		1,288
Class C	9,801	1,688		11,489
Class E	877	—	*	877
Class I	25,560	71,538		97,098
Class N	7,481	(1)		7,480
Class R	204	—	*	204
Class Y	4,403	—	*	4,403

*	Not shown due to rounding.

Ivy Dividend Opportunities Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	7,744	18,077		25,821
Class B	416	110		526
Class C	2,270	369		2,639
Class E	317	—	*	317
Class I	9,854	13,593		23,447
Class N	132	—	*	132
Class R	34	—	*	34
Class Y	318	—	*	318

*	Not shown due to rounding.

Ivy Energy Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	11,826	12,461		24,287
Class B	325	42		367
Class C	7,000	208		7,208
Class E	10	—	*	10
Class I	16,312	7,034		23,346
Class N	884	—	*	884
Class R	1,956	—	*	1,956
Class Y	3,957	—	*	3,957

*	Not shown due to rounding.

29

Ivy Global Bond Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	4,968	26,808		31,776
Class B	264	102		366
Class C	1,618	540		2,158
Class I	9,113	27,858		36,971
Class N	309	—	*	309
Class R	69	—	*	69
Class Y	295	—	*	295

*	Not shown due to rounding.

Ivy Municipal Bond Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	5,767	43,932		49,699
Class B	178	55		233
Class C	2,081	1,127		3,208
Class I	8,152	22,506		30,658
Class Y	54	—	*	54

*	Not shown due to rounding.

Ivy Tax-Managed Equity Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	1,804	10,490		12,294
Class B	71	14		85
Class C	280	268		548
Class I	3,404	7,755		11,159
Class Y	26	—	*	26

*	Not shown due to rounding.

Ivy Value Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	4,505	15,019		19,524
Class B	144	69		213
Class C	919	215		1,134
Class E	8	—	*	8
Class I	8,176	21,125		29,301
Class N	403	—	*	403
Class R	15	—	*	15
Class Y	26	—	*	26

*	Not shown due to rounding.

30

9. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation
Ivy Core Equity Fund	$800,963	$162,521	$8,432	$154,089
Waddell & Reed Advisors Core Investment Fund	3,175,578	698,121	31,851	666,270
Ivy Dividend Opportunities Fund	305,053	80,300	1,464	78,836
Waddell & Reed Advisors Dividend Opportunities Fund	458,980	128,384	2,278	126,106
Ivy Energy Fund	481,326	91,033	8,057	82,976
Waddell & Reed Advisors Energy Fund	204,275	65,443	3,033	62,410
Ivy Global Bond Fund	165,083	4,334	9,637	(5,303)
Waddell & Reed Advisors Global Bond Fund	553,671	14,223	31,858	(17,635)
Ivy Municipal Bond Fund	182,488	8,851	1,520	7,331
Waddell & Reed Advisors Municipal Bond Fund	725,623	66,267	1,744	64,523
Ivy Tax-Managed Equity Fund	87,298	31,157	817	30,340
Waddell & Reed Advisors Tax-Managed Equity Fund	280,898	109,689	7,735	101,954
Ivy Value Fund	270,923	58,846	5,685	53,161
Waddell & Reed Advisors Value Fund	676,928	167,069	14,539	152,530

The tax cost of investments will remain unchanged for the combined fund.

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended March 31, 2017 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Core Equity Fund	$271	$18,228	$—	$—	$—
Waddell & Reed Advisors Core Investment Fund	—	—	—	—	—
Ivy Dividend Opportunities Fund	2,645	5,447	—	—	—
Waddell & Reed Advisors Dividend Opportunities Fund	—	—	—	—	—
Ivy Energy Fund	—	—	—	—	1,201
Waddell & Reed Advisors Energy Fund	—	—	—	—	—
Ivy Global Bond Fund	234	—	—	—	—
Waddell & Reed Advisors Global Bond Fund	—	—	—	—	—
Ivy Municipal Bond Fund	64	—	—	—	—
Waddell & Reed Advisors Municipal Bond Fund	—	—	—	—	—
Ivy Tax-Managed Equity Fund	—	—	—	—	70
Waddell & Reed Advisors Tax-Managed Equity Fund	—	—	—	—	—
Ivy Value Fund	396	2,738	—	—	—
Waddell & Reed Advisors Value Fund	—	—	—	—	—

31

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended September 30, 2016 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Waddell & Reed Advisors Global Bond Fund	$1,486	$—	$—	$—	$—
Waddell & Reed Advisors Municipal Bond Fund	1,982	—	—	—	—

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended June 30, 2016 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Waddell & Reed Advisors Core Investment Fund	$14,141	$99,254	$—	$48,057	$—
Waddell & Reed Advisors Dividend Opportunities Fund	1,971	10,648	—	—	—
Waddell & Reed Advisors Energy Fund	—	—	—	—	966
Waddell & Reed Advisors Tax-Managed Equity Fund	—	7,427	—	—	418
Waddell & Reed Advisors Value Fund	15,543	—	—	9,185	—
Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2017 and 2016 were as follows:

	March 31, 2017		March 31, 2016
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Core Equity Fund	$5,259	$30,772	$14,021	$62,572
Ivy Dividend Opportunities Fund	6,010	13,933	3,493	30,139
Ivy Energy Fund	—	—	—	—
Ivy Global Bond Fund	3,572	—	6,423	—
Ivy Municipal Bond Fund	5,149	—	4,224	—
Ivy Tax-Managed Equity Fund	—	—	350	1,745
Ivy Value Fund	6,858	—	5,446	28,458

(1)	Includes short-term capital gains distributed, if any.

The tax character of dividends and distributions paid during the two fiscal years ended September 30, 2016 and 2015 were as follows:

	September 30, 2016		September 30, 2015
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Waddell & Reed Advisors Global Bond Fund	$12,296	$—	$24,794	$—
Waddell & Reed Advisors Municipal Bond Fund	24,481	—	23,957	—

(1)	Includes short-term capital gains distributed, if any.

32

The tax character of dividends and distributions paid during the two fiscal years ended June 30, 2016 and 2015 were as follows:

	June 30, 2016		June 30, 2015
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Waddell & Reed Advisors Core Equity Fund	$66,811	$468,759	$65,244	$429,049
Waddell & Reed Advisors Dividend Opportunities Fund	5,347	69,926	9,112	100,958
Waddell & Reed Advisors Energy Fund	—	—	—	—
Waddell & Reed Advisors Tax-Managed Equity Fund	4,721	24,795	63	22,570
Waddell & Reed Advisors Value Fund	17,008	97,316	25,916	65,683

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was March 31, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended March 31, 2017:

	Pre-Enactment		Post-Enactment
Fund	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Core Equity Fund	$—	$—	$—	$—
Ivy Dividend Opportunities Fund	—	—	—	—
Ivy Energy Fund	6,022	—	38,989	51,576
Ivy Global Bond Fund	—	—	3,450	9,382
Ivy Municipal Bond Fund	84	146	—	2,269
Ivy Tax-Managed Equity Fund	—	—	1,471	—
Ivy Value Fund	—	—	—	—

Accumulated capital losses represent net capital loss carryovers as of September 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Modernization Act, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was September 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended September 30, 2016:

	Pre-Enactment		Post-Enactment
Fund	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Waddell & Reed Advisors Global Bond Fund	$—	$—	$7,907	$24,186
Waddell & Reed Advisors Municipal Bond Fund	53	56	—	11,496

33

Accumulated capital losses represent net capital loss carryovers as of June 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Modernization Act, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was June 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended June 30, 2016:

	Pre-Enactment		Post-Enactment
Fund	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Waddell & Reed Advisors Core Investment Fund	$—	$—	$—	$—
Waddell & Reed Advisors Dividend Opportunities Fund	—	—	—	—
Waddell & Reed Advisors Energy Fund	—	4,890	9,544	11,660
Waddell & Reed Advisors Tax-Managed Equity Fund	—	—	—	—
Waddell & Reed Advisors Fund	—	—	—	—

34

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the below-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1.	Articles of Incorporation:

	(i)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(iii)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(iv)	Schedule A to Declaration of Trust, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(v)	Schedule A to Declaration of Trust, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(vi)	Schedule A to Declaration of Trust, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(vii)	Schedule A to the Agreement and Declaration of Trust, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(viii)	Schedule A to the Agreement and Declaration of Trust, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(ix)	Schedule A to the Agreement and Declaration of Trust, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

1

	(x)	Schedule A to the Agreement and Declaration of Trust, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xi)	Schedule A to the Agreement and Declaration of Trust, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xii)	Schedule A to the Agreement and Declaration of Trust, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xiii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xiv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 129 and incorporated by reference herein.

	(xv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xvi)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xvii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

2.	By-laws:

	(a)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Form of Agreement and Plan of Reorganization attached as Exhibit A to the Information Statement/Prospectus and incorporated herein by reference.

5.	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

6.	Investment Advisory Contracts:

	(i)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(iii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

2

(iv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(v)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(vi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(vii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(viii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(ix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(x)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xi)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd (Ivy Emerging Markets Local Currency Debt Fund), dated February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xvi)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

3

(xvii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), effective July 2, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), effective February 21, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xx)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxiii)	Appendix C to the Shareholder Servicing Agreement between Ivy Funds and Ivy Investment Management Company, amended May 31, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Apollo Credit Management, LLC (Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxx)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund) dated December 23, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

4

(xxxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxiii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxiv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and I.G. International Management Ltd. (Ivy IG International Small Cap Fund) dated January 9, 2017, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xl)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and ProShare Advisors LLC (Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund) dated April 18, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xli)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xlii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xliii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and PineBridge Investments LLC (Ivy PineBridge High Yield Fund) dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

5

7.	Distribution Agreements:

	(i)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

8.	Bonus or Profit Sharing Contracts: Not applicable.

9.	Custodian Agreements:

	(i)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iii)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(iv)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(v)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(vi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(vii)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(viii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(ix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(x)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(xi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(xii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

6

(xiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(xxv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(xxvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

7

	(xxix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

10.	Rule 12b-1 Plans and Rule 18f-3 Plans:

	(i)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(iii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective April 20, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(iv)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective May 18, 2017, filed with Post-Effective Amendment No. 137.

	(v)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vi)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(vii)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(viii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(ix)	Appendix A to the Multiple Class Plan for Ivy Funds, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(x)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(xi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(xii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(xiii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(xiv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(xv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xvi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

8

	(xvii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xviii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xix)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xx)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxi)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

11.	Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable: Filed herewith as Exhibit 11.

12.	Opinion of Counsel with respect to tax consequences: To be filed by Post-effective amendment pursuant to an undertaking.

13.	Other Material Contracts:

	(i)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(v)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

9

(vi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(vii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(viii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(ix)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(x)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(xi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy

10

Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xx)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xxi)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

11

(xxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xxix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiv)	Exhibit C to the Administrative and Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

12

(xxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxviii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xxxix)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xl)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xli)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xlii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

13

(xlvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xlviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xlix)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(l)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(li)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(lii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liii)	Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, effective August 13, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvi)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended February 24, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(lviii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

14

(lix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxix)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxx)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

15

(lxxi)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxv)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Managed International Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

16

(lxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxx)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxi)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Real Estate Securities Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxiv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxviii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xc)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

17

(xci)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciv)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Bond Fund, Ivy Emerging Markets Equity Fund and Ivy LaSalle Global Real Estate Fund, dated January 9, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(c)	Expense Reimbursement Agreement between Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Emerging Markets Local Currency Debt Fund and Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(ci)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cii)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

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(ciii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(civ)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvi)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund, dated February 22, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy PineBridge High Yield Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

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(cxv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Government Securities Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxiii)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

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	(cxxiv)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Advantus Real Estate Securities Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(cxxv)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund, Ivy Government Money Market Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(cxxvi)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

14.	Consents of Independent Registered Public Accounting Firm: Filed herewith as Exhibit Nos. 14(a) and 14(b)

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney: Filed herewith as Exhibit No. 16

17.	Additional Exhibits:

	(i)	Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(ii)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(iii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(iv)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(v)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(vi)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(vii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

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(viii)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(ix)	Code of Ethics for Advantus Capital Management, Inc., dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(x)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiii)	Code of Ethics for Advantus Capital Management, Inc. and Affiliates, dated April 10, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiv)	Code of Ethics for Pictet Asset Management, dated July 2013, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Code of Ethics for Advantus Capital Management, Inc., dated January 31, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective April 7, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvii)	Code of Ethics for Mackenzie Financial Corporation, dated October 2012, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Code of Ethics for Wall Street Associates, dated December 2013, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, amended March 25, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(xx)	Code of Ethics for Apollo Credit Management, LLC, amended July 2014, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxi)	Code of Ethics for Pictet Asset Management, amended March 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxii)	Code of Ethics for LaSalle Investment Management Securities, effective March 14, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

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(xxiii)	Investors Group Inc. Personal Trading Conduct Policy for Directors and Access Persons, dated April 28, 2010, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiv)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy NextShares, Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, doing business as WI Services Company, and Ivy High Income Opportunities Fund, as revised August 2015, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxv)	Code of Ethics for Apollo Credit Management, LLC, amended October 2016, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxvi)	Code of Ethics for ProShare Advisors LLC, dated September 16, 2015, as revised September 12, 2016, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxvii)	Code of Ethics for PineBridge Investments LLC, effective November 2016, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xxviii)	Code of Ethics for Advantus Capital Management, Inc., dated July 28, 2016, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(xxix)	Ivy Funds Prospectus dated July 5, 2017 filed with Post-Effective Amendment No. 142 and incorporated by reference herein.

(xxx)	Ivy Funds Statement of Additional Information dated July 5, 2017, filed with Post-Effective Amendment No. 142 and incorporated by reference herein.

(xxxi)	Ivy Funds Annual Report dated March 31, 2017, is incorporated herein by reference to the Annual Report previously filed on EDGAR, on Form N-CSR on June 8, 2017.

(xxxii)	Ivy Funds Prospectus for the Ivy Bond Fund and Ivy Government Securities Fund dated July [5], 2017 filed with Post-Effective Amendment No. 125 and incorporated by reference herein.

(xxxiii)	Ivy Funds Statement of Additional Information for the Ivy Bond Fund and Ivy Government Securities Fund dated July [5], 2017, filed with Post-Effective Amendment No. 125 and incorporated by reference herein.

(xxxiv)	Waddell & Reed Advisors (WRA) Funds Prospectus for the, WRA Accumulative Fund, WRA Asset Strategy Fund, WRA Continental Income Fund, WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Tax-Managed Equity Fund, WRA Value Fund, and WRA Vanguard Fund dated October 31, 2016 filed with Post-Effective Amendment No. 43 and incorporated by reference herein.

(xxxv)	Waddell & Reed Advisors (WRA) Funds Prospectus for the WRA Bond Fund, WRA Global Bond Fund, WRA Government Securities Fund, WRA High Income Fund, WRA Municipal Bond Fund, WRA Municipal High Income Fund, and WRA Cash Management Fund dated January 31, 2017 is incorporated herein by reference to the Prospectus filed with Post-Effective Amendment No. 45 and incorporated by reference herein.

(xxxvi)	Waddell & Reed Advisors (WRA) Funds Statement of Additional Information dated January 31, 2017 for the WRA Accumulative Fund, WRA Asset Strategy Fund, WRA Continental Income Fund, WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Tax-Managed Equity Fund, WRA Value Fund, WRA Vanguard Fund, WRA Bond

23

Fund, WRA Cash Management Fund, WRA Global Bond Fund, WRA Government Securities Fund, WRA High Income Fund, WRA Municipal Bond Fund and WRA Municipal High Income Fund filed on EDGAR pursuant to Rule 497 on February 3, 2017, and incorporated by reference herein.

(xxxvii)	Waddell & Reed Advisors (WRA) Funds Annual Report for the WRA Accumulative Fund, WRA Asset Strategy Fund, WRA Continental Income Fund, WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Tax-Managed Equity Fund, WRA Value Fund, WRA Vanguard Fund, dated June 30, 2016 is incorporated herein by reference to the Annual Report filed on EDGAR on Form N-CSR on September 7, 2016.

(xxxviii)	Waddell & Reed Advisors (WRA) Funds Annual Report for the WRA Bond Fund, WRA Global Bond Fund, WRA Government Securities Fund, WRA High Income Fund, WRA Municipal Bond Fund, WRA Municipal High Income Fund, and WRA Cash Management Fund dated September 30, 2016 is incorporated herein by reference to the Annual Report filed on EDGAR on Form N-CSR on December 9, 2016.

(xxxix)	Waddell & Reed Advisors (WRA) Funds Semiannual Report for the WRA Accumulative Fund, WRA Asset Strategy Fund, WRA Continental Income Fund, WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Tax-Managed Equity Fund, WRA Value Fund, and WRA Vanguard Fund, and WRA Accumulative Fund dated December 31, 2016, is incorporated herein by reference to the Semiannual Report filed on EDGAR, on Form N-CSR on March 10, 2017.

(xl)	Waddell & Reed Advisors (WRA) Funds Semiannual Report for the WRA Bond Fund, WRA Global Bond Fund, WRA Government Securities Fund, WRA High Income Fund, WRA Municipal Bond Fund, WRA Municipal High Income Fund, and WRA Cash Management Fund dated March 31, 2016 is incorporated herein by reference to the Semiannual Report filed on EDGAR, on Form N-CSR on June 9, 2016.

(xli)	Waddell & Reed Advisors Funds Prospectus and SAI for the WRA Wilshire Global Allocation Fund, formerly Asset Strategy Fund) dated May 18, 2017 filed with Post-Effective Amendment No. 48 and incorporated by reference herein.
Item 17. Undertakings:

(i)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(iii)	The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Overland Park, and State of Kansas, on the 31st day of July, 2017.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By:	/s/ Philip J. Sanders
Philip J. Sanders, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 2017.

Signatures	Title

/s/ Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Philip J. Sanders	President
Philip J. Sanders

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer
Joseph W. Kauten

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ John A. Dillingham*	Trustee
John A. Dillingham

/s/ James D. Gressett*	Trustee
James D. Gressett

/s/ Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Michael G. Smith*	Trustee
Michael G. Smith

/s/ Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/ Philip A. Shipp	ATTEST:	/s/ Jennifer K. Dulski
	Philip A. Shipp Attorney-in-Fact		Jennifer K. Dulski Secretary

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EXHIBIT INDEX

Index No.	Description of Exhibit

EX-99.11	Opinion and Consent of Counsel

EX-99.14(a)	Consent of Independent Registered Accounting Firm (a)

EX-99.14(b)	Consent of Independent Registered Accounting Firm (b)

EX-99.16	Powers of Attorney

26